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As Filed with the Securities and Exchange Commission on April 28, 2003
REGISTRATION NO. 333-83362
811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 3

AND

AMENDMENT NO. 54

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TO

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ONE SUN LIFE EXECUTIVE PARK

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

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IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

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/ / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

/x/ ON MAY 1, 2003 PURSUANT TO PARAGRAPH (b) OF RULE 485

/ / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

/ / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

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PART A

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PROSPECTUS

MAY 1, 2003

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FUTURITY SELECT INCENTIVE

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):

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Large-Cap Value Equity Funds	Mid-Cap Blend Equity Funds
AllianceBernstein VP Growth and Income Portfolio	Lord Abbett Series Fund International Portfolio
Franklin Templeton VIP Trust Templeton Foreign	SCSM Blue Chip Mid Cap Fund
Securities Fund - Class 2	SCSM Value Mid Cap Fund
Franklin Templeton VIP Trust Templeton Growth	Mid-Cap Growth Equity Funds
Securities Fund - Class 2	AIM V.I. Capital Appreciation Fund Series II Shares
Goldman Sachs VIT CORESM U.S. Equity Fund	INVESCO VIF Dynamics Fund
MFS/Sun Life Total Return - S Class	SCSM Neuberger Berman Mid Cap Growth Fund
SCSM Davis Venture Value Fund	Small-Cap Blend Equity Funds
SCSM Value Equity Fund	SCSM Value Small Cap Fund
SCSM Value Managed Fund	Small-Cap Growth Equity Funds
Large-Cap Blend Equity Funds	AllianceBernstein VP Quasar Portfolio
AIM V.I. Core Equity Fund Series II Shares	INVESCO VIF Small Company Growth Fund
AIM V.I. Premier Equity Fund Series II Shares	MFS/ Sun Life New Discovery - S Class
AllianceBernstein VP Worldwide Privatization Portfolio	SCSM Alger Small Capitalization Fund
Fidelity VIP Contrafund(R) Portfolio, Service Class 2	Large-Cap Blend Sector Equity Funds
Fidelity VIP Overseas Portfolio, Service Class 2	SCSM Davis Financial Fund
Goldman Sachs VIT Capital Growth Fund	Large-Cap Growth Sector Equity Funds
Lord Abbett Series Fund Growth and Income Portfolio	AllianceBernstein VP Technology Portfolio
MFS/ Sun Life Massachusetts Investors Trust - S Class	Mid-Cap Value Sector Equity Funds
Rydex VT Nova Fund	Sun Capital Real Estate Fund(R)
SCSM Alger Income & Growth Fund	Mid-Cap Blend Sector Equity Funds
SCSM Investors Foundation Fund	MFS/ Sun Life Utilities - S Class
SCSM Select Equity Fund	Sun CapitalSM All Cap Fund
Large-Cap Growth Equity Funds	High-Quality Short-Term Bond Funds
AIM V.I. Growth Fund Series II Shares	PIMCO VIT Real Return Portfolio
AIM V.I. International Growth Fund Series II Shares	High Quality Intermediate-Term Bond Funds
AllianceBernstein VP Premier Growth Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Growth Portfolio, Service Class 2	Sun Capital Investment Grade Bond Fund(R)
MFS/ Sun Life Capital Appreciation - S Class	High Quality Long-Term Bond Funds
MFS/ Sun Life Emerging Growth - S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Massachusetts Investors Growth	Low-Quality Short-Term Bond Fund
Stock - S Class	MFS/ Sun Life High Yield - S Class
Rydex VT OTC Fund	Low-Quality Intermediate-Term Bond Fund
SCSM Alger Growth Fund	PIMCO VIT Emerging Markets Bond Portfolio
Mid-Cap Value Equity Funds	PIMCO VIT High Yield Portfolio
First Eagle Overseas Variable Fund	Money Market Fund
Lord Abbett Series Fund Mid Cap Value Portfolio	Sun Capital Money Market Fund(R)
SCSM Neuberger Berman Mid Cap Value Fund

A I M Advisors, Inc. advises the AIM Variable Insurance Funds. Alliance Capital Management, LP advises the AllianceBernstein VP Portfolios. Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Funds. Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Goldman Sachs Asset Management, L.P. advises the Goldman Sachs VIT Funds. INVESCO Funds Group, Inc. advises the INVESCO VIF Funds. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Rydex Global Advisors advises the Rydex Funds. Sun Capital Advisers, Inc. advises the Sun Capital Funds; SCSM Davis Funds (sub-advised by Davis Advisors); SCSM Alger Funds (sub-advised by Fred Alger Management, Inc.); SCSM Value Funds (sub-advised by OpCap Advisors); SCSM Neuberger Berman Funds (sub-advised by Neuberger Berman Management, Inc.); SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund (all sub-advised by Wellington Management Company, LLP). Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton(R) Global Advisors Limited advises Templeton Growth Securities Fund.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 57 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (888) 786-2435. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following address:
Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Page
Special Terms
Product Highlights
Fees and Expenses
Example
Condensed Financial Information
The Annuity Contract
Communicating To Us About Your Contract
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
Variable Account Options: The Funds
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Purchase Payment Interest
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
Optional Programs
Withdrawals, Withdrawal Charge and Market Value Adjustment
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals Not Subject to Withdrawal Charge
Market Value Adjustment
Contract Charges
Account Fee
Administrative Expense Charge and Distribution Fee
Mortality and Expense Risk Charge
Charges for Optional Death Benefit Riders
Premium Taxes
Fund Expenses
Modification in the Case of Group Contracts
Optional Living Benefit Rider: Secured Returns Benefit
Tax Issues
Guaranteed Minimum Accumulation Benefit ("AB") Plan
Guaranteed Minimum Withdrawal Benefit ("WB") Plan
Availability
Cost of Benefit
Withdrawals Under the Secured Returns Benefit
Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit
Revocation of the Secured Returns Benefit
Renewal of the Secured Returns Benefit
Participant's Death Under the AB Plan
Participant's Death Under the WB Plan
Death Benefit
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Riders
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
The Income Phase -- Annuity Provisions
Selection of Annuitant(s)
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
Other Contract Provisions
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Periodic Reports
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Discontinuance of New Participants
Reservation of Rights
Right to Return
Tax Considerations
U.S. Federal Income Tax Considerations
Puerto Rico Tax Considerations
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
State Regulation
Legal Proceedings
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A - Glossary
Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment
Appendix C -- Calculation of Basic Death Benefit
Appendix D -- Calculation of 5% Premium Roll-Up Optional Death Benefit
Appendix E -- Calculation of EEB Premier Optional Death Benefit
Appendix F -- Calculation of EEB Premier Plus Optional Death Benefit
Appendix G -- Calculation of EEB Premier With MAV Optional Death Benefit
Appendix H -- Calculation of EEB Premier With 5% Roll-Up Optional Death Benefit
Appendix I -- Calculation for Purchase Payment Interest (Bonus Credit)
Appendix J -- Secured Returns Benefit Examples
Appendix K -- Condensed Financial Information

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity Select Incentive Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with Purchase Payment Interest at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

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Fees and Expenses

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The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you are under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year and declines to 0% after seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

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In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. These charges vary depending upon which Fund(s) you have selected.

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The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

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The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. This Benefit may not be available in your state.

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Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. If you are 85 or younger on your Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), and your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Open Date, the basic death benefit is the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings in the prior Account Year and (2) 10% of all Purchase Payments made in the last 7 Account Years. All other Purchase Payments are subject to the withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (888) 786-2435

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.60%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.55%****
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Riders Elected	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
****

If you elect the Optional Living Benefit Rider with the EEB Premier rider, we will assess your Contract the maximum annual charge of 0.65% of your average daily net assets. In this case, there will be no separate charge for the optional death benefit rider. If you elect the Optional Living Benefit Rider with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. . In either case, we will continue to deduct this annual charge until you annuitize your Contract or your Optional Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.65%	5.73%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.65% and 3.88%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,384	$2,874	$4,210	$7,258
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 661	$2,288	$3,814	$7,258

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

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CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix K.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination o both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (888) 786-2435.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling 1-888-786-2435 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios and the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer a special interest rate for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:

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o	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

o	4% of each Purchase Payment if your Net Purchase Payments are $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

o	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

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If you chose this Option B, there may be an additional credit paid at the end of the first Account Year. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Account Anniversary.

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix I.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Participants on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice from you electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed pre-authorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative services fee, the distribution fee, or the annual Account Fee; credit additional amounts; grant bonus Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

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One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not assure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

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If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options that participate in the asset allocation program, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal and Interest Out Programs

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

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Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs are subject to surrender charges. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options.

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You may change or stop either program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Principal Returns Program

Under the Principal Returns Program, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment and Purchase Payment Interest (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn, PLUS the greater of:
o	your Contract's earnings (defined below) during the prior Account Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year.

Any portion of the "free withdrawal amount" that you do not use in an Account Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Account Year are equal to:
o	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year, minus

o	any Purchase Payments made during the prior Account Year, plus

o	any partial withdrawals and charges taken during the prior Account Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have an 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years
Payment has Been	Withdrawal
In Your Account	Charge

0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7+	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since your Issue Date,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit (except under the Cash Surrender method), or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                 *As defined below under "Optional Death Benefits."

Premium Taxes

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Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

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In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

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The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

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If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix J. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix J.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

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In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix J.)

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Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix J.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix J.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be canceled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after your Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or
o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

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o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Account Anniversary.

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The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

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You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide any necessary information for Contracts issued in connection with Roth IRAs.

     Impact of Optional Death Benefit and Secured Returns Benefit Riders

Qualified Contracts. Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract.

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You should consult a qualified tax professional before adding any of the Optional Death Benefit Riders to your Contract if it is an IRA.

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If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 701/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by a life expectancy factor.

Because of IRS Notice 2003-2, the 12/31 account balance is currently "the dollar amount credited to the [participant] or beneficiary under the annuity contract without regard to the actuarial value of any other benefits (such as minimum survivor benefits) that will be provided under the contract." It is possible that the IRS will not make this account balance definition part of its final regulations and will instead require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is not an IRA or TSA annuity and it is invested under a qualified retirement plan or an IRA account, the qualified plan or IRA account will be subject to RMD requirements and the Contract, as an asset of the qualified plan or IRA account, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

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Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

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Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

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Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

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For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

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ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

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Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." The Contracts were first offered in 2002. During 2002, approximately $8,129 in commissions was paid to and retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (888) 786-2435.

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To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Futurity Select Incentive Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
	2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
	3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
(b)	4	$52,100	$2,500	$12,100	$ 4,500	$35,500	6.00%	$2,130
	5	$57,300	$5,200	$17,300	$ 4,000	$36,000	5.00%	$1,800
	6	$63,000	$5,700	$23,000	$ 5,200	$34,800	4.00%	$1,392
	7	$66,200	$3,200	$26,200	$ 5,700	$34,300	3.00%	$1,029
(c)	8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Account Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.

(c)

In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.

Remaining
	Hypothetical				Free	Amount of
	Account				Withdrawal	Withdrawal
	Value				Amount	Subject to	Withdrawal	Withdrawal
	Before	Cumulative		Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount

1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
(a)4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	6.00%	$ 0
(b)4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	6.00%	$516
(c)4	$38,400	$ 600	$11,500	$12,000	$ 0	$12,000	6.00%	$720
(d)4	$26,800	$ 400	$11,900	$20,000	$ 0	$14,900	6.00%	$894
(a)

In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Account Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Account Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,130, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

2)	The date of surrender is 2 years from the Expiration Date (N = 24).

3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

4)	The interest earned in the current Account Year is $674.16.

5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                 ($11,910.16 - $674.16) x -.037 = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x -.037 = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                     ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Account Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 74,400.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 55,200.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$116,000
The Death Benefit Amount would therefore	=	$116,000

*Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($120,000 divided by $150,000) = $80,000

**The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 29,815
45% of the above amount	=	$ 13,417
Cap of 100% of Adjusted Purchase Payments	=	$ 85,185
The lesser of the above two amounts = the EEB Premier amount	=	$ 13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

       --PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $145,000. Assume death occurs in Account Year 9. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

       --PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

        --PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Account Year. On each fifth Account Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Account Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Account Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Account Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Account Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no Withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Account Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Account Anniversary, we will credit your Account an additional $1800.00, which is equal to:
Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00
First Account Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal.

Using the same example as above, suppose that before the first Account Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 -$20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.
Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.
$50,000.00 x 2%	=	$1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	=	$ 600.00
Total credit due	=	$1,600.00

On your First Account Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX J

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.


Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

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EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

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Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

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EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000). Assume you make no more withdrawals or deposits and that your Account Value.

o

On January 1, 2013 is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,000, i.e., ($132,000 - ($10,500 x 5 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.

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APPENDIX K

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
AIM V.I. Capital Appreciation Fund - Level 1
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund - Level 6
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 1
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 6
	2002	10.0000	0	0

AIM V. I. Growth and Income Fund - Level 1
	2002	10.0000	0	0

AIM V. I. Growth and Income Fund - Level 6
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 1
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 6
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 1
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 6
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 1
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 6
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 1
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 6
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 1
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 6
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 1
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 6
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 1
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 6
	2002	10.0000	0	0

Franklin Templeton Growth Securities Fund - Level 1
	2002	10.0000	10.0133	522

Franklin Templeton Growth Securities Fund - Level 6
	2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 1
	2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 6
	2002	10.0000	0	0

First Eagle Overseas Variable Fund - Level 1
	2002	10.0000	10.8885	200

First Eagle Overseas Variable Fund - Level 6
	2002	10.0000	0	0

Fidelity VIP Contrafund Portfolio - Level 1
	2002	10.0000	9.5516	8

Fidelity VIP Contrafund Portfolio - Level 6
	2002	10.0000	0	0

Fidelity VIP Growth Portfolio - Level 1
	2002	10.0000	9.7114	125

Fidelity VIP Growth Portfolio - Level 6
	2002	10.0000	0	0

Fidelity VIP Overseas Portfolio - Level 1
	2002	10.0000	0	0

Fidelity VIP Overseas Portfolio - Level 6
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 1
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 6
	2002	10.0000	0	0

Alger American Income and Growth Portfolio - Level 1
	2002	10.0000	0	0

Alger American Income and Growth Portfolio - Level 6
	2002	10.0000	0	0

Alger American Small Capitalization Portfolio - Level 1
	2002	10.0000	0	0

Alger American Small Capitalization Portfolio - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT Growth and Income Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT Growth and Income Fund - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT International Equity Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT International Equity Fund - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 6
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 1
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 6
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 1
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 6
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 1
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 6
	2002	10.0000	0	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 1
	2002	10.000	0	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 6
	2002	10.0000	0	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 1
	2002	10.0000	0	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 6
	2002	10.0000	0	0

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 1
	2002	10.0000	0	0

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 6
	2002	10.0000	0	0

Lord Abbett Series Fund Growth and Income Portfolio - Level 1
	2002	10.0000	10.0369	125

Lord Abbett Series Fund Growth and Income Portfolio - Level 6
	2002	10.0000	0	0

Lord Abbett Series Fund International - Level 1
	2002	10.0000	0	0

Lord Abbett Series Fund International - Level 6
	2002	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value - Level 1
	2002	10.0000	10.2298	91

Lord Abbett Series Fund Mid Cap Value - Level 6
	2002	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 1
	2002	10.0000	9.6766	144

MFS/Sun Life New Discovery S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 6
	2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 1
	2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 6
	2002	10.0000	0	0

OCC Accumulation Trust Equity Portfolio - Level 1
	2002	10.0000	0	0

OCC Accumulation Trust Equity Portfolio - Level 6
	2002	10.0000	0	0

OCC Accumulation Trust Managed Portfolio - Level 1
	2002	10.0000	0	0

OCC Accumulation Trust Managed Portfolio - Level 6
	2002	10.0000	0	0

OCC Accumulation Trust Mid Cap Portfolio - Level 1
	2002	10.0000	0	0

OCC Accumulation Trust Mid Cap Portfolio - Level 6
	2002	10.0000	0	0

OCC Accumulation Trust Small Cap Portfolio - Level 1
	2002	10.0000	0	0

OCC Accumulation Trust Small Cap Portfolio - Level 6
	2002	10.0000	0	0

PIMCO Real Return Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Real Return Portfolio - Level 6
	2002	10.0000	0	0

PIMCO Total Return Portfolio - Level 1
	2002	10.0000	10.4195	829

PIMCO Total Return Portfolio - Level 6
	2002	10.0000	0	0

PIMCO Emerging Markets Bond Portfolio - Level 1
	2002	10.0000	11.2045	210

PIMCO Emerging Markets Bond Portfolio - Level 6
	2002	10.0000	0	0

PIMCO High Yield Portfolio - Level 1
	2002	10.0000	10.9945	151

PIMCO High Yield Portfolio - Level 6
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 1
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 6
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 1
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 6
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 6
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 6
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 6
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 1
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 6
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 1
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 6
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 1
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 6
	2002	10.0000	0	0

Sun Capital Blue Chip Mid Cap Fund - Level 1
	2002	10.0000	10.0016	90

Sun Capital Blue Chip Mid Cap Fund - Level 6
	2002	10.0000	0	0

Sun Capital Investment Grade Bond Fund - Level 1
	2002	10.0000	0	0

Sun Capital Investment Grade Bond Fund - Level 6
	2002	10.0000	0	0

Sun Capital Investors Foundation Fund - Level 1
	2002	10.0000	0	0

Sun Capital Investors Foundation Fund - Level 6
	2002	10.0000	0	0

Sun Capital Money Market Fund - Level 1
	2002	10.0000	9.9847	5

Sun Capital Money Market Fund - Level 6
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 1
	2002	10.0000	10.6170	82

Sun Capital Real Estate Fund - Level 6
	2002	10.0000	0	0

Sun Capital Select Equity Fund - Level 1
	2002	10.0000	0	0

Sun Capital Select Equity Fund - Level 6
	2002	10.0000	0	0

Sun Capital Davis Venture Value Fund - Level 1
	2002	10.0000	0	0

Sun Capital Davis Venture Value Fund - Level 6
	2002	10.0000	0	0

Sun Capital Davis Financial Fund - Level 1
	2002	10.0000	0	0

Sun Capital Davis Financial Fund - Level 6
	2002	10.0000	0	0

Sun Capital Value Equity Fund - Level 1
	2002	10.0000	0	0

Sun Capital Value Equity Fund - Level 6
	2002	10.0000	0	0

Sun Capital Value Managed Fund - Level 1
	2002	10.0000	0	0

Sun Capital Value Managed Fund - Level 6
	2002	10.0000	0	0

Sun Capital Value Mid Cap Fund - Level 1
	2002	10.0000	0	0

Sun Capital Value Mid Cap Fund - Level 6
	2002	10.0000	0	0

Sun Capital Value Small Cap Fund - Level 1
	2002	10.0000	10.1297	139

Sun Capital Value Small Cap Fund - Level 6
	2002	10.0000	0	0

Sun Capital Alger Growth Fund - Level 1
	2002	10.0000	0	0

Sun Capital Alger Growth Fund - Level 6
	2002	10.0000	0	0

Sun Capital Alger Income & Growth Fund - Level 1
	2002	10.0000	0	0

Sun Capital Alger Income & Growth Fund - Level 6
	2002	10.0000	0	0

Sun Capital Alger Small Capitalization Fund - Level 1
	2002	10.0000	0	0

Sun Capital Alger Small Capitalization Fund - Level 6
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 1
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 6
	2002	10.0000	0	0

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (888) 786-2435

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

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PROSPECTUS

MAY 1, 2003

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MFS REGATTA MASTERS EXTRA

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):

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Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
Franklin Templeton VIP Trust Templeton Foreign	Franklin Templeton VIP Trust Mutual
Securities Fund, Class 2	Shares Securities Fund, Class 2
Lord Abbett Series Fund Growth & Income Portfolio	Lord Abbett Series Fund Mid Cap Value Portfolio
MFS/ Sun Life Strategic Value - S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/Sun Life Total Return - S Class	Sun Capital Real Estate Fund(R)
MFS/ Sun Life Utilities - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
Large-Cap Blend Equity Funds	Small-Cap Value Equity Funds
MFS/ Sun Life Capital Opportunities - S Class	Franklin Templeton VIP Trust Franklin Small Cap
MFS/ Sun Life Massachusetts Investors Trust	Value Securities Fund, Class 2
- S Class	Oppenheimer Main Street Small Cap Fund/VA
MFS/ Sun Life Research - S Class	- Service Shares
MFS/ Sun Life Research International - S Class	Small-Cap Growth Equity Funds
Oppenheimer Capital Appreciation Fund/VA -	MFS/ Sun Life New Discovery - S Class
Service Shares	High-Quality Short-Term Bond Funds
Oppenheimer Main Street Growth & Income	PIMCO VIT Real Return Portfolio
Fund/VA - Service Shares	High Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Capital Appreciation - S Class	PIMCO VIT Total Return Portfolio
MFS/ Sun Life Emerging Growth - S Class	Medium-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth - S Class	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Strategic Income - S Class
Stock - S Class	Low-Quality Short-Term Bond Fund
MFS/ Sun Life Strategic Growth - S Class	MFS/ Sun Life High Yield - S Class
Money Market Fund
MFS/ Sun Life Money Market - S Class

Franklin(R) Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin(R) Mutual Advisers, LLC advises Mutual Shares Securities Fund. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Sun Capital Advisers, Inc. advises the Sun Capital Real Estate Fund. Templeton(R) Investment Counsel, LLC, advises Templeton Foreign Securities Fund.

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Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 51 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 725-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following address:
Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Page
Special Terms
Product Highlights
Fees and Expenses
Example
Condensed Financial Information
The Annuity Contract
Communicating To Us About Your Contract
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
Variable Account Options: The Funds
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Purchase Payment Interest
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
Optional Programs
Withdrawals, Withdrawal Charge and Market Value Adjustment
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals Not Subject to Withdrawal Charge
Market Value Adjustment
Contract Charges
Account Fee
Administrative Expense Charge and Distribution Fee
Mortality and Expense Risk Charge
Charges for Optional Death Benefit Riders
Premium Taxes
Fund Expenses
Modification in the Case of Group Contracts
Optional Living Benefit Rider: Secured Returns Benefit
Tax Issues
Guaranteed Minimum Accumulation Benefit ("AB") Plan
Guaranteed Minimum Withdrawal Benefit ("WB") Plan
Availability
Cost of Benefit
Withdrawals Under the Secured Returns Benefit
Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit
Revocation of the Secured Returns Benefit
Renewal of the Secured Returns Benefit
Participant's Death Under the AB Plan
Participant's Death Under the WB Plan
Death Benefit
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Riders
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
The Income Phase -- Annuity Provisions
Selection of Annuitant(s)
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
Other Contract Provisions
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Periodic Reports
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Discontinuance of New Participants
Reservation of Rights
Right to Return
Tax Considerations
U.S. Federal Income Tax Considerations
Puerto Rico Tax Considerations
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
State Regulation
Legal Proceedings
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A -- Glossary
Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment
Appendix C -- Calculation of Basic Death Benefit
Appendix D -- Calculation of 5% Premium Roll-Up Optional Death Benefit
Appendix E -- Calculation of EEB Premier Optional Death Benefit
Appendix F -- Calculation of EEB Premier Plus Optional Death Benefit
Appendix G -- Calculation of EEB Premier With MAV Optional Death Benefit
Appendix H -- Calculation of EEB Premier With 5% Roll-Up Optional Death Benefit
Appendix I -- Calculation for Purchase Payment Interest (Bonus Credit)
Appendix J -- Secured Returns Benefit Examples
Appendix K -- Condensed Financial Information

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Masters Extra Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with Purchase Payment Interest at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

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Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you are under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year and declines to 0% after seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

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The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

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The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. The Benefit may not be available in your state.

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Death Benefit

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If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. If you are 85 or younger on your Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), and your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Open Date, the basic death benefit is the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

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Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings in the prior Account Year and (2) 10% of all Purchase Payments made in the last 7 Account Years. All other Purchase Payments are subject to the withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 725-7215

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.60%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.55%****
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Riders Elected	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
****

If you elect the Optional Living Benefit Rider with the EEB Premier rider, we will assess your Contract the maximum annual charge of 0.65% of your average daily net assets. In this case, there will be no separate charge for the optional death benefit rider. If you elect the Optional Living Benefit Rider with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. . In either case, we will continue to deduct this annual charge until you annuitize your Contract or your Optional Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.66%	8.30%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.65% and 1.51%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,169	$3,113	$4,792	$8,309
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 426	$2,547	$4,431	$8,309

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

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CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix K.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination o both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 725-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling (800) 725-7215 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer a special interest rate for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:

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o	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

o	4% of each Purchase Payment if your Net Purchase Payments are $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

o	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Account Year. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

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We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Account Anniversary.

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix I.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Participants on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice from you electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed pre-authorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative services fee, the distribution fee, or the annual Account Fee; credit additional amounts; grant bonus Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

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One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not assure a profit or protect against loss in a declining market.

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Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options that participate in the asset allocation program, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal and Interest Out Programs

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

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Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs are subject to surrender charges. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options.

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You may change or stop either program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Futures Program

Under the Secured Futures Program, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment and Purchase Payment Interest (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn, PLUS the greater of:
o	your Contract's earnings (defined below) during the prior Account Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year.

Any portion of the "free withdrawal amount" that you do not use in an Account Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Account Year are equal to:
o	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year, minus

o	any Purchase Payments made during the prior Account Year, plus

o	any partial withdrawals and charges taken during the prior Account Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have an 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years
Payment has Been	Withdrawal
In Your Account	Charge

0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7+	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since your Issue Date,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit (except under the Cash Surrender method), or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                     *As defined below under "Optional Death Benefits."

Premium Taxes

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Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

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In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

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The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

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If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix J. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix J.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

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In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix J.)

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Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix J.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix J.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be canceled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after your Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your Highest highest "adjusted" Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or
o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

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If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

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o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Account Anniversary.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

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You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (I) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide any necessary information for Contracts issued in connection with Roth IRAs.

     Impact of Optional Death Benefit and Secured Returns Benefit Riders

Qualified Contracts. Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract.

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You should consult a qualified tax professional before adding any of the Optional Death Benefit Riders to your Contract if it is an IRA.

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If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 701/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by a life expectancy factor.

Because of IRS Notice 2003-2, the 12/31 account balance is currently "the dollar amount credited to the [participant] or beneficiary under the annuity contract without regard to the actuarial value of any other benefits (such as minimum survivor benefits) that will be provided under the contract." It is possible that the IRS will not make this account balance definition part of its final regulations and will instead require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is not an IRA or TSA annuity and it is invested under a qualified retirement plan or an IRA account, the qualified plan or IRA account will be subject to RMD requirements and the Contract, as an asset of the qualified plan or IRA account, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

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Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

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Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

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Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

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For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

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ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

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Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." The Contracts were first offered in 2003.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements

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This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 725-7215.

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To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Masters Extra Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
	2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
	3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
(b)	4	$52,100	$2,500	$12,100	$ 4,500	$35,500	6.00%	$2,130
	5	$57,300	$5,200	$17,300	$ 4,000	$36,000	5.00%	$1,800
	6	$63,000	$5,700	$23,000	$ 5,200	$34,800	4.00%	$1,392
	7	$66,200	$3,200	$26,200	$ 5,700	$34,300	3.00%	$1,029
(c)	8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Account Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.

(c)

In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.

Remaining
	Hypothetical				Free	Amount of
	Account				Withdrawal	Withdrawal
	Value				Amount	Subject to	Withdrawal	Withdrawal
	Before	Cumulative		Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount

	1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
	2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
	3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
(a)	4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	6.00%	$ 0
(b)	4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	6.00%	$516
(c)	4	$38,400	$ 600	$11,500	$ 12,000	$ 0	$12,000	6.00%	$720
(d)	4	$26,800	$ 400	$11,900	$ 20,000	$ 0	$14,900	6.00%	$894
(a)

In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Account Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Account Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,130, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

2)	The date of surrender is 2 years from the Expiration Date (N = 24).

3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

4)	The interest earned in the current Account Year is $674.16.

5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                 ($11,910.16 - $674.16) x -.037 = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x -.037 = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                     ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Account Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 74,400.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 55,200.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$116,000
The Death Benefit Amount would therefore	=	$116,000

*Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($120,000 divided by $150,000) = $80,000

**The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
45% of the above amount	=	$13,417
Cap of 100% of Adjusted Purchase Payments	=	$85,185
The lesser of the above two amounts = the EEB Premier amount	=	$13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

       --PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $145,000. Assume death occurs in Account Year 9. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

       --PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

        --PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Account Year. On each fifth Account Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Account Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Account Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Account Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Account Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no Withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Account Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Account Anniversary, we will credit your Account an additional $1800.00, which is equal to:
Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00
First Account Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal.

Using the same example as above, suppose that before the first Account Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 -$20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.
Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.
$50,000.00 x 2%	=	$1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	=	$ 600.00
Total credit due	=	$1,600.00

On your First Account Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX J

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

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Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

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EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

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Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

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EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000). Assume you make no more withdrawals or deposits and that your Account Value.

o

On January 1, 2013 is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,000, i.e., ($132,000 - ($10,500 x 5 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.

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APPENDIX K

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year

Franklin Templeton Mutual Shares Securities Fund - Level 1
2002	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 6
2002	10.0000	0	0

Franklin Templeton Small Cap Value Securities Fund - Level 1
2002	10.0000	0	0

Franklin Templeton Small Cap Value Securities Fund - Level 6
2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 1
2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 6
2002	10.0000	0	0

Lord Abbet Mid Cap Value Portfolio - Level 1
2002	10.0000	0	0

Lord Abbet Mid Cap Value Portfolio - Level 6
2002	10.0000	0	0

Lord Abbet Growth and Income Portfolio - Level 1
2002	10.0000	0	0

Lord Abbet Growth and Income Portfolio - Level 6
2002	10.0000	0	0

Bond S Class - Level 1
2002	10.0000	0	0

Bond S Class - Level 6
2002	10.0000	0	0

Capital Appreciation S Class - Level 1
2002	10.0000	9.5001	2,070

Capital Appreciation S Class - Level 6
2002	10.0000	0	0

Capital Opportunities S Class - Level 1
2002	10.0000	0	0

Capital Opportunities S Class - Level 6
2002	10.0000	0	0

Emerging Growth S Class - Level 1
	2002	10.0000	0	0

Emerging Growth S Class - Level 6
	2002	10.0000	0	0

Global Growth S Class - Level 1
	2002	10.0000	0	0

Global Growth S Class - Level 6
	2002	10.0000	0	0

Global Telecommunications S Class - Level 1
	2002	10.0000	0	0

Global Telecommunications S Class - Level 6
	2002	10.0000	0	0

Government Securities S Class - Level 1
	2002	10.0000	0	0

Government Securities S Class - Level 6
	2002	10.0000	0	0

High Yield S Class - Level 1
	2002	10.0000	0	0

High Yield S Class - Level 6
	2002	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 1
	2002	10.0000	9.3236	2,081

Massachusetts Investors Growth Stock S Class - Level 6
	2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 1
	2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 6
	2002	10.0000	0	0

Mid Cap Growth S Class - Level 1
	2002	10.0000	0	0

Mid Cap Growth S Class - Level 6
	2002	10.0000	0	0

Mid Cap Value S Class - Level 1
	2002	10.0000	0	0

Mid Cap Value S Class - Level 6
	2002	10.0000	0	0

Money Market S Class - Level 1
	2002	10.0000	0	0

Money Market S Class - Level 6
	2002	10.0000	0	0

New Discovery S Class - Level 1
	2002	10.0000	0	0

New Discovery S Class - Level 6
	2002	10.0000	0	0

Research S Class - Level 1
	2002	10.0000	0	0

Research S Class - Level 6
	2002	10.0000	0	0

Research International S Class - Level 1
	2002	10.0000	0	0

Research International S Class - Level 6
	2002	10.0000	0	0

Strategic Growth S Class - Level 1
	2002	10.0000	0	0

Strategic Growth S Class - Level 6
	2002	10.0000	0	0

Strategic Income S Class - Level 1
	2002	10.0000	0	0

Strategic Income S Class - Level 6
	2002	10.0000	0	0

Strategic Value S Class - Level 1
	2002	10.0000	0	0

Strategic Value S Class - Level 6
	2002	10.0000	0	0

Total Return S Class - Level 1
	2002	10.0000	10.1590	1,014

Total Return S Class - Level 6
	2002	10.0000	0	0

Utilities S Class - Level 1
	2002	10.0000	0	0

Utilities S Class - Level 6
	2002	10.0000	0	0

Value S Class - Level 1
	2002	10.0000	0	0

Value S Class - Level 6
	2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 1
	2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 6
	2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 1
	2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 6
	2002	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 1
	2002	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 6
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 6
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 1
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 6
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 1
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 6
	2002	10.0000	0	0


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 725-7215

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

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PROSPECTUS

MAY 1, 2003

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ALL-STAR EXTRA

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):

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Large-Cap Value Equity Funds	Large-Cap Growth Equity Funds (continued)
AllianceBernstein VP Growth & Income Portfolio	MFS Emerging Growth Series
Fidelity VIP Equity Income Portfolio, Service Class 2*	MFS Investors Growth Stock Series
Franklin Templeton VIP Trust Franklin Growth and	Newport Tiger Fund, Variable Series
Income Fund, Class 2	Rydex VT Health Care Fund*
Franklin Templeton VIP Trust Mutual Shares	Rydex VT OTC Fund*
Securities Fund, Class 2	Stein Roe Growth Stock Fund, Variable Series
Franklin Templeton VIP Trust Templeton Foreign	Mid-Cap Value Equity Funds
Securities Fund, Class 2	Columbia Real Estate Equity Fund, Variable Series[3]
Liberty Growth & Income Fund, Variable Series[1]	Lord Abbett Series Fund Mid-Cap Value Portfolio
Lord Abbett Series Fund Growth and Income Portfolio	Mid-Cap Blend Equity Funds
Rydex VT Financial Services Fund*	Liberty Select Value Fund, Variable Series
Large-Cap Blend Equity Funds	Mid-Cap Growth Equity Funds
AIM V.I. Premier Equity Fund Series II Shares*	Wanger Foreign Forty
AllianceBernstein VP Worldwide Privatization	Wanger Twenty
Portfolio	Small-Cap Blend Equity Funds
Fidelity VIP Growth Opportunities Portfolio, Service	Wanger International Small Cap
Class 2*	Small-Cap Growth Equity Funds
Liberty All-Star Equity Fund, Variable Series	MFS New Discovery Series
Liberty S&P 500 Index Fund, Variable Series	Wanger U.S. Smaller Companies
MFS Investors Trust Series	High-Quality Short-Term Bond Funds
Large-Cap Growth Equity Funds	Liberty Money Market Fund, Variable Series[4]
AIM V.I. Capital Appreciation Fund Series II Shares*	PIMCO VIT Real Return Portfolio
AIM V.I. International Growth Fund Series II Shares*	High-Quality Intermediate-Term Bond Funds
AllianceBernstein VP Premier Growth Portfolio	Liberty Federal Securities Fund, Variable Series[5]
AllianceBernstein VP Technology Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio,	Mid/High-Quality Intermediate-Term Bond Funds
Service Class 2*	Colonial Strategic Income Fund, Variable Series
Liberty Asset Allocation Fund, Variable Series[2]	Low-Quality Short-Term Bond Funds
Columbia High Yield Fund, Variable Series[6]

_________
*Not available to Contracts issued on or after May 1, 2003
1 Formerly known as Colonial U.S. Growth and Income Fund, Variable Series
2 Formerly known as Stein Roe Balanced Fund, Variable Series
3 Effective April 14, 2003, Galaxy VIP Columbia Real Estate Equity Fund II merged into Columbia Real Estate
Equity Fund, Variable Series.
4 Formerly known as Stein Roe Money Market Fund, Variable Series
5 Effective April 7, 2003, Galaxy VIP Quality Plus Bond Fund merged into Liberty Federal Securities Fund,
Variable Series.
6 Effective April 14, 2003, Colonial High Yield Securities Fund, Variable Series merged into Columbia High
Yield Fund, Variable Series.

A I M Advisors, Inc. advises the AIM Variable Insurance Funds. Alliance Capital Management, LP advises the AllianceBernstein VP Portfolios. Columbia Management Advisers, Inc. advises the Colonial Fund, the Columbia Funds, the Newport Fund, the Stein Roe Fund, and the Liberty Funds (with Liberty Asset Management Company sub-advising Liberty All-Star Equity Fund and State Street Global Advisers sub-advising Liberty S&P 500 Index Fund). Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Franklin(R) Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin(R) Mutual Advisers, LLC advises Mutual Shares Securities Fund. Liberty Wanger Asset Management, L.P., advises the Wanger Funds. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Rydex Global Advisors advises the Rydex Funds. Sun Capital Advisers, Inc. advises the Sun Capital Real Estate Fund. Templeton(R) Investment Counsel, LLC advises Templeton Foreign Securities Fund.

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The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

We have filed a Statement of Additional Information dated May 1, 2003 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page       of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 205-8737. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this Prospectus to receipt by us means receipt at the following address:
Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Page
Special Terms
Product Highlights
Fees and Expenses
Example
Condensed Financial Information
The Annuity Contract
Communicating To Us About Your Contract
Sun Life Assurance Company of Canada (U.S.)
The Variable Account
Variable Account Options: The Funds
The Fixed Account
The Fixed Account Options: The Guarantee Periods
The Accumulation Phase
Issuing Your Contract
Amount and Frequency of Purchase Payments
Allocation of Net Purchase Payments
Your Account
Your Account Value
Purchase Payment Interest
Variable Account Value
Fixed Account Value
Transfer Privilege
Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates
Optional Programs
Withdrawals, Withdrawal Charge and Market Value Adjustment
Cash Withdrawals
Withdrawal Charge
Types of Withdrawals Not Subject to Withdrawal Charge
Market Value Adjustment
Contract Charges
Account Fee
Administrative Expense Charge and Distribution Fee
Mortality and Expense Risk Charge
Charges for Optional Death Benefit Riders
Premium Taxes
Fund Expenses
Modification in the Case of Group Contracts
Optional Living Benefit Rider: Secured Returns Benefit
Tax Issues
Guaranteed Minimum Accumulation Benefit ("AB") Plan
Guaranteed Minimum Withdrawal Benefit ("WB") Plan
Availability
Cost of Benefit
Withdrawals Under the Secured Returns Benefit
Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit
Revocation of the Secured Returns Benefit
Renewal of the Secured Returns Benefit
Participant's Death Under the AB Plan
Participant's Death Under the WB Plan
Death Benefit
Amount of Death Benefit
The Basic Death Benefit
Optional Death Benefit Riders
Spousal Continuance
Calculating the Death Benefit
Method of Paying Death Benefit
Non-Qualified Contracts
Selection and Change of Beneficiary
Payment of Death Benefit
The Income Phase -- Annuity Provisions
Selection of Annuitant(s)
Selection of the Annuity Commencement Date
Annuity Options
Selection of Annuity Option
Amount of Annuity Payments
Exchange of Variable Annuity Units
Account Fee
Annuity Payment Rates
Annuity Options as Method of Payment for Death Benefit
Other Contract Provisions
Exercise of Contract Rights
Change of Ownership
Voting of Fund Shares
Periodic Reports
Substitution of Securities
Change in Operation of Variable Account
Splitting Units
Modification
Discontinuance of New Participants
Reservation of Rights
Right to Return
Tax Considerations
U.S. Federal Income Tax Considerations
Puerto Rico Tax Considerations
Administration of the Contracts
Distribution of the Contracts
Performance Information
Available Information
Incorporation of Certain Documents by Reference
State Regulation
Legal Proceedings
Financial Statements
Table of Contents of Statement of Additional Information
Appendix A - Glossary
Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment
Appendix C -- Calculation of Basic Death Benefit
Appendix D -- Calculation of 5% Premium Roll-Up Optional Death Benefit
Appendix E -- Calculation of EEB Premier Optional Death Benefit
Appendix F -- Calculation of EEB Premier Plus Optional Death Benefit
Appendix G -- Calculation of EEB Premier With MAV Optional Death Benefit
Appendix H -- Calculation of EEB Premier With 5% Roll-Up Optional Death Benefit
Appendix I -- Calculation for Purchase Payment Interest (Bonus Credit)
Appendix J -- Secured Returns Benefit Examples
Appendix K -- Condensed Financial Information

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The All-Star Extra Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million. In addition, we will credit your Contract with Purchase Payment Interest at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

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Fees and Expenses

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The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.40% of the average daily value of the Contract invested in the Variable Account, if you are under 76 years of age on the Open Date, or 1.60% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year and declines to 0% after seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

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In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

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The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Optional Living Benefit Rider: Secured Returns Benefit

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The Secured Returns Benefit guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. This Benefit may not be available in your state.

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Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. If you are 85 or younger on your Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), and your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Open Date, the basic death benefit is the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings in the prior Account Year and (2) 10% of all Purchase Payments made in the last 7 Account Years. All other Purchase Payments are subject to the withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (800) 205-8737

FEES AND EXPENSES

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	8%*

Maximum Transfer Fee (currently $0):	$15**
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	8%
	1-2	8%
	2-3	7%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. (See "Transfer Privilege.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.60%**

Administrative Expenses Charge:	0.15%

Distribution Fee:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.90%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Maximum Charge for Optional Living Benefit Rider:	0.40%****

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.55%****
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary. (See "Account Fee.")

**

If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.40% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Riders Elected	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%
****

If you elect the Optional Living Benefit Rider with the EEB Premier rider, we will assess your Contract the maximum annual charge of 0.65% of your average daily net assets. In this case, there will be no separate charge for the optional death benefit rider. If you elect the Optional Living Benefit Rider with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. . In either case, we will continue to deduct this annual charge until you annuitize your Contract or your Optional Living Benefit Rider expires or is revoked. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)	0.65%	7.63%*
*

The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2004. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.65% and 1.79%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$1,195	$3,027	$4,626	$8,054
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 454	$2,453	$4,255	$8,054

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

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CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included in the back of this Prospectus as Appendix K.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase; you may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination o both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 205-8737.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling (800) 205-8737 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer a special interest rate for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Covered Person dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

Option A: The 2% Five-Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

Option B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:
o	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

o	4% of each Purchase Payment if your Net Purchase Payments are $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

o	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Account Year. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Account Anniversary.

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix I.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Participants on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice from you electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
o	You may not make more than 12 transfers in any Account Year;

o	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

o	Your Account Value remaining in a Sub-Account must be at least $1,000;

o	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	At least 30 days must elapse between transfers;

o	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

o	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

o	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under the Secured Returns Benefit. (See "Optional Living Benefit Rider: Secured Returns Benefit.")

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed pre-authorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative services fee, the distribution fee, or the annual Account Fee; credit additional amounts; grant bonus Guaranteed Interest Rates in certain situations; or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular intervals, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Potrfolio Selection

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One or more portfolio selection programs may be available in connection with the Contracts, at no extra charge. Portfolio selection is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and portfolio selection does not assure a profit or protect against loss in a declining market.

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Currently, you may select one of the available portfolio selection models, each of which represents a combination of Sub-Accounts with a different level of risk. These portfolio selection models, as well as the terms and conditions of the portfolio selection program, are fully described in a separate brochure. We may add or delete programs in the future.

If you elect a portfolio selection program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing a portfolio selection program, you thereby authorize us to automatically reallocate your investment options that participate in the portfolio selection program, as determined by the terms of the portfolio selection program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program, or choose a different model.

     Systematic Withdrawal and Interest Out Programs

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program or our Interest Out Program.

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Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs are subject to surrender charges. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options.

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You may change or stop either program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Capital Protection Plus Program

Under the Capital Protection Plus Program, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment and Purchase Payment Interest (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
o	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. See "Tax Considerations -- Tax-Sheltered Annuities."

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn, PLUS the greater of:
o	your Contract's earnings (defined below) during the prior Account Year; and

o	10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year.

Any portion of the "free withdrawal amount" that you do not use in an Account Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Account Year are equal to:
o	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year, minus

o	any Purchase Payments made during the prior Account Year, plus

o	any partial withdrawals and charges taken during the prior Account Year.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have an 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years
Payment has Been	Withdrawal
In Your Account	Charge

0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7+	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since your Issue Date,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit (except under the Cash Surrender method), or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
o	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

o	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.40%, if you are age 75 or younger on the Open Date (1.60%, if you are age 76 or older on the Open Date). The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

                       *As defined below under "Optional Death Benefits."

Premium Taxes

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Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

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In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT

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The Secured Returns Benefit ("Benefit") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. The Benefit may not be available in your state.

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If you elect the Secured Returns Benefit, you may choose to receive your Secured Returns Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

If you elect the Secured Returns Benefit, you are automatically enrolled in the AB Plan. Any time prior to your 81st birthday, you may elect instead to receive your Secured Returns Benefit under the WB Plan. There is no waiting period for participation in the WB Plan, but you must make your election prior to your 10th Account Anniversary or annuitization, whichever is earlier. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Tax Issues

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of the Secured Returns Benefit might increase the taxable portion of any withdrawal you make from the Contract.

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in the Secured Returns Benefit.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under the terms of the AB Plan, on your 10th Account Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Account Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Account Year in which it was made, as follows:
Account Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

For examples of how we calculate benefits under the AB Plan, see Examples 1 and 2 in Appendix J. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns Benefit.

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Account Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns Benefit.") Any subsequent Purchase Payment made after you have elected the WB Plan, and before your fourth Account Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Account Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

For examples of how we calculate benefits under the WB Plan, see Examples 3 and 4 in Appendix J.

Availability

The Secured Returns Benefit is available only if you are age 85 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may not combine the Benefit with any optional death benefit rider other than the EEB Premier rider.

To participate in the Secured Returns Benefit, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

Cost of the Benefit

If you elect the Secured Returns Benefit with the basic death benefit, we will assess your Contract an annual charge of 0.40% of your average daily net assets. If you elect the Secured Returns Benefit with the EEB Premier rider, we will assess your Contract an annual charge of 0.65% of your average daily net assets. We will continue to deduct this annual charge until you annuitize or your Secured Returns Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) may not terminate the annual charge. (See "Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit.")

Withdrawals Under the Secured Returns Benefit

All withdrawals under the Secured Returns Benefit are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

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In addition, if you have elected the Secured Returns Benefit, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 5 and 7 in Appendix J.)

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Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Account Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or
(b)	your Account Value.

If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 6 in Appendix J.)

You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns Benefits if your Account Value is less than the GLB amount. In addition, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Account Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

Under the WB Plan, your Secured Returns benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Account Year while you are alive until the remaining GLB amount has been exhausted.

For examples showing how withdrawals affect your benefits under the Secured Returns Benefit, see Examples 5 through 8 in Appendix J.

Transfers and Subsequent Purchase Payments Under the Secured Returns Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns Benefit will be automatically cancelled.

Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns Benefit will be cancelled.

Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the annual charge for the Benefit until your 7th Account Anniversary. After your 7th Account Anniversary, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elected the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be canceled and the cost of such rider (0.25% of your average daily Account Value) will remain.

Revocation of the Secured Returns Benefit

Anytime after your 7th Account Anniversary, the Secured Returns Benefit may be revoked. Once revoked, the Benefit may not be reinstated. After the Benefit has been revoked, your insurance charges will be reduced by 0.40% of your average daily Account Value. If you elect the Benefit in combination with the EEB Premier rider, the optional death benefit rider will not be revoked and the charge of the rider (0.25% of your average daily Account Value) will continue.

Renewal of the Secured Returns Benefit

If you elected to participate in the AB Plan and you remained in the Plan for the entire 10-year period, you may elect to renew your participation in the Secured Returns Benefit, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns Benefit to new Owners. If we do so, renewals will no longer be available.

If you elected to participate in the WB Plan during your initial 10-year period, you may not renew your participation in the Secured Returns Benefit.

Participant's Death Under the AB Plan

If you (as Participant) die while the AB Plan is still in force, all benefits and charges under Secured Returns Benefit will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and your 10th Account Anniversary. If your surviving spouse does not elect the WB Plan, the AB Plan will continue. In such case, the benefits under AB Plan will be determined according to the original 10-year period. In all cases, the GLB amount will not reset upon your death.

Participant's Death Under the WB Plan

If you (as Participant) die while the WB Plan is in force and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, the Secured Returns Benefit will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Certificate, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after your Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit, above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or
o	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
o

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

o

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit rider you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Annuity Mailing Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

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o	The earliest possible Annuity Commencement Date is the first day of the first month following your first Account Anniversary.

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The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

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You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
o	We must receive your notice at least 30 days before the current Annuity Commencement Date.

o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

     Annuity Option A -- Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B -- Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C -- Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D -- Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address as shown on the cover of this Prospectus within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:
o	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

o	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
o	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	Any required minimum distribution, or

o	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plans, as a general rule.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide any necessary information for Contracts issued in connection with Roth IRAs.

     Impact of Optional Death Benefit and Secured Returns Benefit Riders

Qualified Contracts. Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract.

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You should consult a qualified tax professional before adding any of the Optional Death Benefit Riders to your Contract if it is an IRA.

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If your Contract is an IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 701/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by a life expectancy factor.

Because of IRS Notice 2003-2, the 12/31 account balance is currently "the dollar amount credited to the [participant] or beneficiary under the annuity contract without regard to the actuarial value of any other benefits (such as minimum survivor benefits) that will be provided under the contract." It is possible that the IRS will not make this account balance definition part of its final regulations and will instead require that the dollar amount credited under the annuity be increased by the actuarial value of contractual benefits such as the optional riders. If this occurs, your election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is not an IRA or TSA annuity and it is invested under a qualified retirement plan or an IRA account, the qualified plan or IRA account will be subject to RMD requirements and the Contract, as an asset of the qualified plan or IRA account, may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under the Secured Returns Benefit, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the Secured Returns Benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under the Secured Returns Benefit, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. (See Withdrawals under the Secured Returns Benefit.) This reduction could significantly reduce the value of the Secured Returns Benefit to you.

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Prior to electing to participate in (or, if applicable, prior to renewing your participation in) the Secured Returns Benefit, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under the Secured Returns Benefit.

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Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

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Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

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For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

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ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contracts on a continuous basis. The Contracts are sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

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Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates." The Contracts were first offered in 2003.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Funds in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges, the annual Account Fee, or any Purchase Payment Interest, although such figures do reflect all recurring charges. If such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charges made. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Fund.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements. You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2002 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2002 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Accountants
Financial Statements

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This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2003 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 205-8737.

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To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
All-Star Extra Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

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*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there is more than one Participant of a Non-Qualified Contract, the surviving Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

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BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," "SUN LIFE"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund or series of a Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account		Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year		Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
	2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
	3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
(b)	4	$52,100	$2,500	$12,100	$ 4,500	$35,500	6.00%	$2,130
	5	$57,300	$5,200	$17,300	$ 4,000	$36,000	5.00%	$1,800
	6	$63,000	$5,700	$23,000	$ 5,200	$34,800	4.00%	$1,392
	7	$66,200	$3,200	$26,200	$ 5,700	$34,300	3.00%	$1,029
(c)	8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

(a)

The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Account Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.

(c)

In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.

Remaining
	Hypothetical				Free	Amount of
	Account				Withdrawal	Withdrawal
	Value				Amount	Subject to	Withdrawal	Withdrawal
	Before	Cumulative		Amount of	Before	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount

1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	6.00%	$ 0
4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	6.00%	$516
4	$38,400	$ 600	$11,500	$12,000	$ 0	$12,000	6.00%	$720
4	$26,800	$ 400	$11,900	$20,000	$ 0	$14,900	6.00%	$894

(a)

In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)

Since the total of the two prior Account Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)

Since the total of the three prior Account Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,130, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

2)	The date of surrender is 2 years from the Expiration Date (N = 24).

3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.

4)	The interest earned in the current Account Year is $674.16.

5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                 ($11,910.16 - $674.16) x -.037 = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x -.037 = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

                     ($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Account Year 2, that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 74,400.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$ 60,000.00
Cash Surrender Value*	=	$ 55,200.00
Adjusted Purchase Payments**	=	$ 75,000.00
The Basic Death Benefit would therefore be:		$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$116,000
The Death Benefit Amount would therefore	=	$116,000

* Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($120,000 divided by $150,000) = $80,000

** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

        -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
45% of the above amount	=	$13,417
Cap of 100% of Adjusted Purchase Payments	=	$85,185
The lesser of the above two amounts = the EEB Premier amount	=	$13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

       --PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $145,000. Assume death occurs in Account Year 9. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

       --PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

        --PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I

CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1:

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Account Year. On each fifth Account Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Account Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Account Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Account Anniversary is $74,970.00. We will credit your Account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Account Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no Withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Account Anniversary to ensure that all Net Purchase Payments receive the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Account Anniversary, we will credit your Account an additional $1800.00, which is equal to:
Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00
First Account Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal.

Using the same example as above, suppose that before the first Account Anniversary you take a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 -$20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.
Your initial Payment of $50,000.00 received 3%
Your second Payment of $80,000.00 received 4%
Your third Payment of $400,000.00 received the 5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.
$50,000.00 x 2%	=	$1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	=	$ 600.00
Total credit due	=	$1,600.00

On your First Account Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX J

SECURED RETURNS BENEFIT EXAMPLES

All of the following examples are based upon the assumption you selected the Secured Returns Benefit on or before your Issue Date.

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Examples 1 through 4 demonstrate how we calculate your Secured Returns Benefit assuming you make no subsequent Purchase Payments and you make no withdrawals other than those satisfying the maximum WB amount under the WB Plan. Examples 1 and 2 show your benefit under the AB Plan, and Examples 3 and 4 show your benefit under the WB Plan.

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EXAMPLE 1: Low investment performance; no WB election.
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance.

o

Assume that on January 1, 2013, your Account Value is $85,000. On that date, your Account Value will be increased by $15,000 ($100,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: High investment performance; no WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance.

o

Assume that on January 1, 2013, your Account Value is $200,000. Because your Account Value is greater that the GLB amount of $100,000, your Account Value will not be increased. If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $200,000 at the cost and terms available to new Owners.

EXAMPLE 3: Low investment performance; WB election
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $80,000. These withdrawals continue for seven more years.
o

On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $0. These withdrawals of $7,000 continue until the GLB amount runs out in year 15, after the final withdrawal of $2,000 has been taken. At that time, the Benefit terminates and no renewal applies.

EXAMPLE 4: High investment performance; WB election
o	Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).
o	On December 31, 2003, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o	On December 31, 2004, your GLB amount will be $86,000 ($93,000 - $7,000). Assume that, on that date, your Account Value is $90,000. These withdrawals continue for seven more years.
o	On December 31, 2011, your GLB amount will be $37,000 ($86,000 - ($7,000 x 7 years)). Assume that, on that date, your Account Value is $50,000. These withdrawals continue for 5 more years.
o	On December 31, 2016, the GLB amount equals $2,000 ($37,000 - ($7,000 x 5 years)). Assume the Account Value equals $30,000.
o

Assume that, on December 31, 2017, your withdraw the remaining $2,000 to exhaust the GLB amount. The Secured Returns Benefit thus terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No renewal is available.

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Examples 5 through 8 demonstrate how withdrawals and subsequent Purchase Payments affect your Secured Returns Benefit. Examples 5 and 7 show how withdrawals affect your benefits under the AB Plan. Example 6 shows the effect of withdrawing more than the maximum WB amount under the WB Plan in any one Account Year. Examples 7 and 8 show the effects of making subsequent Purchase Payments.

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EXAMPLE 5: Withdrawals Under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Your GLB amount is $100,000.
o

Assume that on January 1, 2004, your Account Value is $110,000 and you withdraw 10% of your Account Value (or $11,000). Your GLB amount will be reset to $90,000, i.e., the previous GLB amount ($100,000) reduced proportional to the amount of Account Value withdrawn (10%), or $100,000 - (10% of $100,000). Assume you make no more withdrawals or deposits and that your Account Value.

o

On January 1, 2013 is $85,000. Your Account Value will be increased by $5,000 ($90,000 - $85,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit, at the cost and terms available to new Owners, with a new GLB amount of $90,000.

EXAMPLE 6: Withdrawals Under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB Plan at issue. Your maximum WB amount would be $7,000 (i.e., 7% of the $100,000).

o	Assume that, on January 1, 2004, your Account Value is $95,000. Assume that no withdrawals have been made. Your GLB amount is still $100,000 and your maximum WB amount is still $7,000.
o

Assume that, on September 3, 2004, your Account Value is $93,000 and you withdraw $5,000. Your Account Value is thus reduced to $88,000, and your GLB amount is reduced to $95,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on January 4, 2005, your Account Value is $85,000 and you withdraw another $5,000. Your Account Value is thus reduced to $80,000. This is now a new Account Year, so the maximum WB amount has not yet been exceeded. Your GLB amount is reduced to $90,000. Your maximum WB amount is still $7,000; however, you can only withdraw $2,000 more this Account Year without exceeding your maximum WB amount for the Account Year.

o

Assume that, on November 4, 2005, your Account Value is $79,000 and you withdraw another $5,000. Your Account Value is thus reduced to $74,000. Your total withdrawals for the current Account Year equal $10,000 ($5,000 + $5,000), a total of $3,000 in excess of your maximum WB amount. Your remaining GLB amount is thus reduced to $74,000; i.e., the lesser of your Account Value ($74,000) and your previous remaining GLB amount reduced dollar for dollar by the withdrawal ($90,000 - $5,000). Your maximum WB amount is reduced so that the date on which the GLB amount expires will be the same date it would have expired had the maximum WB been withdrawn every year, i.e., ($90,000 - $2,000) / $7000 = 12.57 years. Thus the maximum WB amount will become $5,887 ($74,000/12.57).

EXAMPLE 7: Withdrawals with Subsequent Purchase Payments under the AB Plan
o	Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you did not elect the WB Plan at any time.
o	On June 1, 2007, you make a subsequent Purchase Payment of $100,000. Your GLB amount is now $185,000, i.e., ($100,000 x 100%) + ($100,000 x 85%).
o

Assume that, on June 1, 2009, your Account Value is $240,000 and you withdraw $40,000 . Your Account Value is reduced to $200,000. Your GLB amount is reset to $154,167, i.e., the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $185,000 x ($200,000/$240,000). Assume you make no more withdrawals or subsequent Purchase Payments.

o

Assume that, on January 1, 2013, your Account Value is $125,000. On that date, your Account Value will be increased by $29,167 ($154,167 - $125,000). If the Secured Returns Benefit is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $154,167 at the cost and terms available to new Owners.

EXAMPLE 8: Withdrawals with Subsequent Purchase Payments under the WB Plan
o

Assume that on January 1, 2003, you purchased a Contract with an initial Purchase Payment of $100,000. Assume that you elected the WB plan at issue and choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 or $7,000).

o	On January 1, 2004, your GLB amount will be $93,000 ($100,000 - $7,000). Assume that, on that date, your Account Value is $91,000.
o

Assume that, on January 6, 2004, you make an additional deposit of $50,000. Your GLB amount is reset to $143,000 ($93,000 + $50,000). Your maximum WB amount is reset to $10,500 ($7,000 + (7% x $50,000)). Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.

o

Assume that, on January 1, 2005, you withdraw the maximum WB amount of $10,500 and your GLB amount is $132,500 ($143,000 - $10,500). Assume that no additional subsequent Purchase Payments are made and the maximum WB amount is withdrawn annually.

o

Assume that, on January 1, 2013, your Account Value equals $0. Your GLB amount will be $48,000, i.e., ($132,000 - ($10,500 x 5 years). Withdrawals will continue until the GLB amount is exhausted. No renewal of the Secured Returns Benefit is available.

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APPENDIX K

CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information.
	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Year	of Year	of Year	of Year
AIM V.I. Capital Appreciation Fund Series 2 - Level 1
	2002	$ 10.0000	$ 0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 6
	2002	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 1
	2002	10.0000	10.0737	55

AIM V.I. International Growth Fund Series 2 - Level 6
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 1
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 6
	2002	10.0000	0	0

Alliance Premier Growth Fund - Level 1
	2002	10.0000	9.1515	47

Alliance Premier Growth Fund - Level 6
	2002	10.0000	0	0

Alliance Growth & Income Fund - Level 1
	2002	10.0000	9.8650	46

Alliance Growth & Income Fund - Level 6
	2002	10.0000	0	0

Alliance Technology Fund - Level 1
	2002	10.0000	0	0

Alliance Technology Fund - Level 6
	2002	10.0000	0	0

Alliance Worldwide Privatization Fund - Level 1
	2002	10.0000	0	0

Alliance Worldwide Privatization Fund - Level 6
	2002	10.0000	0	0

Fidelity Dynamic Capital Appreciation Portfolio - Level 1
	2002	10.0000	0	0

Fidelity Dynamic Capital Appreciation Portfolio - Level 6
	2002	10.0000	0	0

Fidelity Equity Income Portfolio - Level 1
	2002	10.0000	10.0280	5

Fidelity Equity Income Portfolio - Level 6
	2002	10.0000	0	0

Fidelity Growth Opportunities Portfolio - Level 1
	2002	10.0000	0	0

Fidelity Growth Opportunities Portfolio - Level 6
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 1
	2002	10.0000	10.5736	10

Galaxy VIP Columbia Real Estate Equity Fund II - Level 6
	2002	10.0000	0	0

Galazy VIP Quality Plus Bond Fund - Level 1
	2002	10.0000	10.3515	92

Galazy VIP Quality Plus Bond Fund - Level 6
	2002	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 1
	2002	10.0000	10.5476	14

Colonial High Yield Securities Fund, Variable Series - Level 6
	2002	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 1
	2002	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 6
	2002	10.0000	0	0

Colonial U.S. Growth & Income Fund, Variable Series - Level 1
	2002	10.0000	0	0

Colonial U.S. Growth & Income Fund, Variable Series - Level 6
	2002	10.0000	0	0

Liberty S&P 500 Index Fund, Variable Series - Level 1
	2002	10.0000	9.7626	31

Liberty S&P 500 Index Fund, Variable Series - Level 6
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 1
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 6
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 1
	2002	10.0000	10.0780	17

Liberty All-Star Equity Fund, Variable Series - Level 6
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 1
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 6
	2002	10.0000	0	0

Rydex Financial Services Fund - Level 1
	2002	10.0000	0	0

Rydex Financial Services Fund - Level 6
	2002	10.0000	0	0

Rydex Health Care Fund - Level 1
	2002	10.0000	0	0

Rydex Health Care Fund - Level 6
	2002	10.0000	0	0

Rydex OTC Fund - Level 1
	2002	10.0000	0	0

Rydex OTC Fund - Level 6
	2002	10.0000	0	0

Stein Roe Balanced Fund, Variable Series - Level 1
	2002	10.0000	10.0432	23

Stein Roe Balanced Fund, Variable Series - Level 6
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 1
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 6
	2002	10.0000	0	0

Stein Roe Money Market Fund, Variable Series - Level 1
	2002	10.0000	9.9850	41

Stein Roe Money Market Fund, Variable Series - Level 6
	2002	10.0000	0	0

Liberty Federal Securities Fund, Variable Series - Level 1
	2002	10.0000	10.2107	50

Liberty Federal Securities Fund, Variable Series - Level 6
	2002	10.0000	0	0

Wanger Foreign Forty - Level 1
	2002	10.0000	0	0

Wanger Foreign Forty - Level 6
	2002	10.0000	0	0

Wanger International Small Cap - Level 1
	2002	10.0000	10.6574	27

Wanger International Small Cap - Level 6
	2002	10.0000	0	0

Wanger Twenty - Level 1
	2002	10.0000	0	0

Wanger Twenty - Level 6
	2002	10.0000	0	0

Wanger U.S. Smaller Companies - Level 1
	2002	10.0000	10.3993	37

Wanger U.S. Smaller Companies - Level 6
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 1
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 6
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 1
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 6
	2002	10.0000	0	0

MFS Investors Trust Series - Level 1
	2002	10.0000	0	0

MFS Investors Trust Series - Level 6
	2002	10.0000	0	0

MFS New Discovery Series - Level 1
	2002	10.0000	9.6867	6

MFS New Discovery Series - Level 6
	2002	10.0000	0	0

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

Telephone:

Toll Free (800) 205-8737

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Auditors

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

PART B

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MAY 1, 2003

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FUTURITY SELECT INCENTIVE,

MFS REGATTA MASTERS EXTRA

AND

ALL-STAR EXTRA

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

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Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Accountants
Financial Statements
Appendix A
Appendix B
Appendix C

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The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity Select Incentives, MFS Regatta Masters Extra, and All-Star Extra Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated May 1, 2003. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888) 786-2435 for Regatta Masters Extra Contracts, (800) 752-7215 for Futurity Select Incentive Contracts, ane (800) 205-8737 for All-Star Extra Contracts.

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The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.55% of the average daily net assets in you Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.55% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2002.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR MFS REGATTA MASTERS EXTRA

PERIOD ENDING DECEMBER 31, 2002

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Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	-0.91			2.83
Capital Appreciation S Class	11/30/1989	-38.97	-8.92	2.63	4.12
Capital Opportunities S Class	6/3/1996	-37.21	-5.23		0.68
Emerging Growth S Class	5/1/1995	-40.64	-7.62		2.19
Franklin Mutual Shares Securities Fund	8/5/2002				-6.50
Franklin Small Cap Value Securities Series	8/5/2002				-3.32
Global Growth S Class	11/16/1993	-27.36	-2.43		3.38
Government Securities S Class	11/30/1989	-0.79	3.08	3.69	4.44
High Yield S Class	11/30/1989	-7.79	-3.10	2.81	4.28
Lord Abbett Series Fund Growth & Income	8/5/2002				-0.79
Lord Abbett Series Fund Mid-Cap Value	5/1/2001	-18.57			-10.22
Mass Investors Trust S Class	10/31/1991	-29.03	-6.29	4.78	5.18
Mass Invst Growth Stock S Class	5/5/1998	-35.05			-7.62
Mid Cap Growth S Class	8/31/2000	-52.02			-38.43
Mid Cap Value S Class	4/30/2002				-27.76
Money Market S Class	11/30/1989	-8.89	0.08	1.07	1.41
New Discovery S Class	5/5/1998	-40.08			-2.46
Oppenheimer Capital Appreciation Fund	8/5/2002				0.39
Oppenheimer Main St. Growth & Income Fund	8/5/2002				-6.47
Oppenheimer Man St. Small Cap Fund	8/5/2002				-6.68
PIMCO Real Return Bond Portfolio	8/5/2002				-2.50
PIMCO Total Return Bond Portfolio	8/5/2002				-4.02
Research International S Class	5/5/1998	-20.30			-4.47
Research S Class	11/7/1994	-32.56	-6.63		4.01
Strategic Growth S Class	11/1/1999	-36.87			-19.85
Strategic Income S Class	5/6/1998	-2.98			-0.17
Strategic Value S Class	4/30/2002				-28.03
Sun Capital Real Estate Fund	12/7/1998	-6.09			5.46
Templeton Foreign Securities Series	8/5/2002				-11.32
Total Return S Class	11/30/1989	-15.15	0.89	6.29	6.55
Utilities S class	11/16/1993	-31.42	-4.86		4.19
Value S Class	5/5/1998	-22.15			-0.70

* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR FUTURITY SELECT INCENTIVE

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund (Series 2)	2/18/1998	-31.80			-7.04
AIM V.I. Growth Fund (Series 2)	2/17/1998	-37.71			-12.88
AIM V.I. Core Equity Fund (Series 2)	3/26/1998	-23.97			-7.13
AIM V.I. International Growth Fund (Series 2)	2/17/1998	-24.10			-7.83
AIM V.I. Premier Equity Fund (Series 2)	5/1/2001	-37.12			-30.13
Alliance VP Growth and Income Fund	5/1/2001	-29.77			-23.22
Alliance VP Premier Growth Fund	5/1/2001	-37.46			-31.70
Alliance VP Quasar Fund	5/1/2001	-38.56			-28.48
Alliance VP Technology Fund	5/1/2001	-47.30			-40.44
Alliance VP Worldwide Privatization Fund	5/1/2001	-13.62			-17.14
Fidelity VIP Contrafund Portfolio	5/1/2001	-18.41			-14.90
Fidelity VIP Growth Portfolio	5/1/2001	-36.97			-30.78
Fidelity VIP Overseas Portfolio	5/1/2001	-28.15			-28.42
First Eagle SoGen Overseas Variable Fund	9/30/2002				3.62
Goldman Sachs VIT Capital Growth Fund	5/1/2001	-31.62			-26.62
Goldman Sachs VIT CORE U.S. Equity Fund	2/17/1998	-29.44			-6.11
INVESCO VIF Dynamics Fund	5/1/2001	-38.41			-34.64
INVESCO VIF Small Company Growth Fund	5/1/2001	-37.71			-30.51
Lord Abbett Series Fund Growth and Income	3/26/1998	-25.98			-2.70
Lord Abbett Series Fund International	5/1/2001	-25.68			-27.88
Lord Abbett Series Fund Mid Cap Value	5/1/2001	-18.57			-10.20
MFS/Sun Life Capital Appreciation Series S class	11/30/1989	-39.00	-8.94	2.60	4.12
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-40.61	-7.62		2.17
MFS/Sun Life Government Securities Series S class	11/30/1989	-0.74	3.09	3.68	4.43
MFS/Sun Life High Yield Series S class	11/30/1989	-7.72	-3.08	2.81	4.27
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-35.02			-7.69
MFS/Sun Life Massachusetts Investors Trust Series S class	10/31/1991	-28.99	-6.29	4.76	5.15
MFS/Sun Life New Discovery Series S class	5/6/1998	-39.99			-2.42
MFS/Sun Life Total Return Series S class	11/30/1989	-15.07	0.89	6.28	6.54
MFS/Sun Life Utilities Series S class	11/16/1993	-31.47	-4.89		4.15
PIMCO Emerging Markets Bond Portfolio	9/30/2002				8.47
PIMCO High Yield Portfolio	9/30/2002				0.55
PIMCO Real Return Portfolio	8/5/2002				-1.28
PIMCO Total Return Portfolio	8/5/2002				-3.43
Rydex VT Nova Fund	5/1/2001	-41.85			-35.94
Rydex VT OTC Fund	5/1/2001	-44.65			-39.29
SC Davis Financial Fund	7/17/2000	-26.36			-10.88
SC Davis Venture Value Fund	7/17/2000	-24.38			-16.41
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-36.07			-30.23
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-18.34			-13.03
SC Value Equity Fund	7/17/2000	-34.47			-13.55
SC Value Managed Fund	7/17/2000	-28.98			-11.83
SC Value Mid Cap Fund	7/17/2000	-15.19			-3.96
SC Value Small Cap Fund	7/17/2000	-28.30			-3.32
SC Blue Chip Mid Cap Fund	9/13/1999	-23.16			3.38
SC Investors Foundation Fund	9/13/1999	-32.08			-13.62
SC Select Equity Fund	9/13/1999	-34.51			-14.95
Sun Capital Investment Grade Bond Fund	12/14/1998	-4.95			1.05
Sun Capital Money Market Fund	12/14/1998	-8.78			-0.42
Sun Capital Real Estate Fund	12/14/1998	-6.02			6.26
Sun Capital Alger Growth Fund	3/28/2002				-35.18
Sun Capital Alger Income & Growth Fund	3/28/2002				-32.89
Sun Capital Alger Small Capitalization Fund	3/28/2002				-30.82
Sun Capital All Cap Fund	4/30/2002				-31.14
Templeton Growth Securitites	9/30/2002				-1.86
Templeton Foreign Securities Fund	8/5/2002				-15.92

* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR ALL-STAR EXTRA

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM Capital Appreciation Series 2	2/18/1998	-31.81			-7.04
AIM Intl Growth Series 2	2/17/1998	-24.11			-7.83
AIM Premier Equity Series 2	5/1/2001	-37.13			-30.14
Alliance VP Growth & Income Fund - B Class	5/1/2001	-29.78			-23.23
Alliance VP Premier Growth Fund - B Class	5/1/2001	-37.47			-31.70
Alliance VP Technology Fund - B Class	5/1/2001	-47.31			-40.45
Alliance VP Worldwide Privitization Fund - B	5/1/2001	-13.63			-17.14
Colonial High Yield Securities Fund, Variable B**	3/28/2002				-13.05
Colonial Strategic Income Fund, Variable B	3/28/2002				-2.33
Colonial US Growth & Income Fund, Variable B	3/28/2002				-30.37
Fidelity Dynamic Cap. App. Port. SC - 2	3/28/2002				-20.49
Fidelity Equity Income Portfolio SC - 2	3/28/2002				-27.44
Fidelity Growth Opportunities Portfolio SC - 2	3/28/2002				-28.48
Galaxy VIP Columbia Real Estate***	3/28/2002				-12.95
Galaxy VIP Quality Plus Bond Fund****	3/28/2002				1.36
Liberty All Star Equity Fund, Variable B	3/28/2002				-32.56
Liberty Federal Securities Fund, Variable (B)	3/28/2002				0.31
Liberty S&P 500 Index Fund, Variable B	3/28/2002				-29.86
Liberty Select Value Fund, Variable B	3/28/2002				-24.79
MFS Emerging Growth SC	3/28/2002				-36.32
MFS Investors Growth Stock SC	3/28/2002				-32.46
MFS Mass Investors Trust SC	3/28/2002				-28.51
MFS New Discovery SC	3/28/2002				-36.51
Newport Tiger Fund, Variable B	3/28/2002				-26.44
Rydex Financial Services Fund	3/28/2002				-26.72
Rydex Health Care Fund	3/28/2002				-27.64
Rydex VT OTC Fund	5/1/2001	-44.66			-39.29
Stein Roe Balanced Fund, Variable (B)	3/28/2002				-20.01
Stein Roe Growth Stock Fund, Variable (B)	3/28/2002				-34.03
Stein Roe Money Market Fund, Variable (A)	3/28/2002				-8.44
Wanger Foreign Forty	3/28/2002				-20.90
Wanger International Small Cap	3/28/2002				-24.14
Wanger Twenty	3/28/2002				-15.53
Wanger US Small Cap	3/28/2002				-28.21

* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.


The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P(l + T) ^ n = ERV

Where:

P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.55% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.55% and the non-standardized performance would be more favorable.

Non-standardized performance figures do not reflect Purchase Payment Interest, however, if such figures were calculated to reflect Purchase Payment Interest credited, the calculation would also reflect any withdrawal charge.

For the purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date")

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR MFS REGATTA MASTERS EXTRA

PERIOD ENDING DECEMBER 31, 2002

Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	6.57			3.98
Capital Appreciation S Class	8/13/1985	-34.25	-7.89	2.81	7.00
Capital Opportunities S Class	6/3/1996	-32.34	-4.16		1.27
Emerging Growth S Class	5/1/1995	-36.07	-6.59		2.36
Franklin Mutual Shares Securities Fund	11/8/1996	-14.46	0.99		3.56
Franklin Small Cap Value Securities Series	4/30/1998	-11.79			-2.43
Global Growth S Class	11/16/1993	-21.64	-1.32		3.60
Government Securities S Class	8/12/1985	6.69	4.13	3.93	5.29
High Yield S Class	8/13/1985	-0.36	-1.93	3.03	4.60
Lord Abbett Series Fund Growth & Income	12/11/1989	-20.12	0.17	6.56	6.95
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	-12.08			9.44
Mass Investors Trust S Class	12/5/1986	-23.46	-5.21	4.96	6.46
Mass Invst Growth Stock S Class	5/5/1998	-30.00			-6.48
Mid Cap Growth S Class	8/31/2000	-48.44			-36.53
Mid Cap Value S Class	4/30/2002				-22.07
Money Market S Class	8/29/1985	-1.56	1.23	1.34	2.22
New Discovery S Class	5/5/1998	-35.46			-1.26
Oppenheimer Capital Appreciation Fund	4/3/1985	-29.13	-3.27	4.83	6.91
Oppenheimer Main St. Growth & Income Fund	7/5/1995	-21.14	-6.15		5.47
Oppenheimer Man St. Small Cap Fund	5/1/1998	-18.08			-3.52
PIMCO Real Return Bond Portfolio	9/30/1999	14.35			9.24
PIMCO Total Return Bond Portfolio	12/31/1997	5.75	3.62		3.62
Research International S Class	5/5/1998	-13.96			-3.26
Research S Class	11/7/1994	-27.28	-5.56		4.19
Strategic Growth S Class	11/1/1999	-31.97			-18.15
Strategic Income S Class	5/6/1998	4.50			1.09
Strategic Value S Class	4/30/2002				-22.36
Sun Capital Real Estate Fund	12/7/1998	1.39			6.82
Templeton Foreign Securities Series	5/1/1992	-21.18	-7.43	3.33	2.33
Total Return S Class	5/16/1988	-8.36	2.00	6.49	7.21
Utilities S class	11/16/1993	-26.05	-3.77		4.40
Value S Class	5/5/1998	-15.97			0.54

* The Life of Fund calculation for any Fund under a year old is not annualized.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR FUTURITY SELECT INCENTIVE

PERIOD ENDING DECEMBER 31, 2002

Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund (Series 2)	5/5/1993	-26.46	-4.98		4.34
AIM V.I. Growth Fund (Series 2)	5/5/1993	-32.88	-10.59		0.92
AIM V.I. Core Equity Fund (Series 2)	5/2/1994	-17.95	-3.70		4.86
AIM V.I. International Growth Fund (Series 2)	5/5/1993	-18.09	-5.92		1.35
AIM V.I. Premier Equity Fund (Series 2)	5/5/1993	-32.24	-4.94		4.82
Alliance VP Growth and Income Fund	1/14/1991	-24.26	0.81	8.11	7.23
Alliance VP Premier Growth Fund	6/26/1992	-32.62	-4.04	6.26	7.11
Alliance VP Quasar Fund	8/5/1996	-33.81	-11.54		-6.35
Alliance VP Technology Fund	1/11/1996	-43.31	-3.08		-0.73
Alliance VP Worldwide Privatization Fund	9/23/1994	-6.70	-1.31		2.78
Fidelity VIP Contrafund Portfolio	1/3/1995	-11.91	0.88		9.28
Fidelity VIP Growth Portfolio	10/9/1986	-32.09	-3.10	5.56	7.52
Fidelity VIP Overseas Portfolio	1/28/1987	-22.49	-6.53	1.95	1.54
First Eagle SoGen Overseas Variable Fund	2/3/1997	12.78	11.39		8.69
Goldman Sachs VIT Capital Growth Fund	4/30/1998	-26.27			-5.68
Goldman Sachs VIT CORE U.S. Equity Fund	2/13/1998	-23.89			-4.94
INVESCO VIF Dynamics Fund	8/25/1997	-33.65	-5.89		-5.09
INVESCO VIF Small Company Growth Fund	8/25/1997	-32.88	-1.39		-1.64
Lord Abbett Series Fund Growth and Income	12/11/1989	-20.13	0.51	7.48	8.42
Lord Abbett Series Fund International	9/15/1999	-19.81			-17.21
Lord Abbett Series Fund Mid Cap Value	9/15/1999	-12.08			9.46
MFS/Sun Life Capital Appreciation Series S class	6/12/1985	-34.29	-7.91	2.77	6.89
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-36.04	-6.59		2.34
MFS/Sun Life Government Securities Series S class	6/12/1985	6.74	4.14	3.92	5.20
MFS/Sun Life High Yield Series S class	6/12/1985	-0.29	-1.91	3.02	4.50
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-29.96			-6.54
MFS/Sun Life Massachusetts Investors Trust Series S class	11/14/1986	-23.41	-5.21	4.94	6.40
MFS/Sun Life New Discovery Series S class	5/6/1998	-35.37			-1.22
MFS/Sun Life Total Return Series S class	5/11/1988	-8.28	2.00	6.48	7.20
MFS/Sun Life Utilities Series S class	11/16/1993	-26.10	-3.80		4.36
PIMCO Emerging Markets Bond Portfolio	9/30/2002				15.95
PIMCO High Yield Portfolio	4/30/1998	-5.13			-2.59
PIMCO Real Return Portfolio	9/30/1999	14.25			9.22
PIMCO Total Return Portfolio	12/31/1997	5.61	3.59		3.59
Rydex VT Nova Fund	5/7/1997	-37.38	-11.02		-6.70
Rydex VT OTC Fund	5/7/1997	-40.43	-4.25		-2.82
SC Davis Financial Fund	7/17/2000	-20.55			-8.20
SC Davis Venture Value Fund	7/17/2000	-18.40			-13.90
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-31.10			-26.94
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-11.84			-8.80
SC Value Equity Fund	7/17/2000	-29.36			-10.97
SC Value Managed Fund	7/17/2000	-23.39			-9.20
SC Value Mid Cap Fund	7/17/2000	-8.40			-1.05
SC Value Small Cap Fund	7/17/2000	-22.66			-0.44
SC Blue Chip Mid Cap Fund	9/1/1999	-17.07			5.61
SC Investors Foundation Fund	9/1/1999	-26.76			-11.34
SC Select Equity Fund	9/1/1999	-29.41			-12.71
Sun Capital Investment Grade Bond Fund	12/7/1998	2.53			2.61
Sun Capital Money Market Fund	12/7/1998	-1.44			1.17
Sun Capital Real Estate Fund	12/7/1998	1.45			7.10
Sun Capital Alger Growth Fund	3/28/2002				-30.14
Sun Capital Alger Income & Growth Fund	3/28/2002				-27.64
Sun Capital Alger Small Capitalization Fund	3/28/2002				-25.39
Sun Capital All Cap Fund	4/30/2002				-25.74
Templeton Growth Securitites	3/15/1994	-21.95	-3.95		1.84
Templeton Foreign Securities Fund	5/1/1992	-21.20	-7.43	3.33	2.33

* The Life of Fund calculation for any Fund under a year old is not annualized.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR ALL-STAR EXTRA

PERIOD ENDING DECEMBER 31, 2002

Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM Capital Appreciation Series 2	5/5/1993	-26.47	-4.99		4.34
AIM Intl Growth Series 2	5/5/1993	-18.10	-5.92		1.35
AIM Premier Equity Series 2	5/5/1993	-32.25	-4.94		4.81
Alliance VP Growth & Income Fund - B Class	1/14/1991	-24.27	0.80	8.11	7.23
Alliance VP Premier Growth Fund - B Class	6/26/1992	-32.63	-4.05	6.26	7.11
Alliance VP Technology Fund - B Class	1/11/1996	-43.32	-3.09		-0.73
Alliance VP Worldwide Privitization Fund - B	9/23/1994	-6.71	-1.31		2.78
Colonial High Yield Securities Fund, Variable B**	5/19/1998	-6.22			-5.68
Colonial Strategic Income Fund, Variable B	7/5/1994	5.45	1.22		3.93
Colonial US Growth & Income Fund, Variable B	7/5/1994	-24.07	-1.06		7.79
Fidelity Dynamic Cap. App. Port. SC - 2	9/25/2000	-9.93			-24.36
Fidelity Equity Income Portfolio SC - 2	10/10/1986	-19.28	-2.43	6.89	7.18
Fidelity Growth Opportunities Portfolio SC - 2	1/5/1995	-24.02	-8.90		2.05
Galaxy VIP Columbia Real Estate***	3/3/1998	-0.09			1.14
Galaxy VIP Quality Plus Bond Fund****	1/21/1993	7.44	4.42		4.11
Liberty All Star Equity Fund, Variable B	11/17/1997	-27.87	-4.94		-4.74
Liberty Federal Securities Fund, Variable (B)	1/3/1989	6.80	4.19	4.08	5.11
Liberty S&P 500 Index Fund, Variable B	5/25/2000	-24.74			-17.76
Liberty Select Value Fund, Variable B	5/25/2000	-13.48			-1.69
MFS Emerging Growth SC	7/24/1995	-35.57	-5.98		1.96
MFS Investors Growth Stock SC	5/3/1999	-29.58			-8.16
MFS Mass Investors Trust SC	10/9/1995	-23.18	-5.43		2.91
MFS New Discovery SC	4/29/1998	-33.56			-0.14
Newport Tiger Fund, Variable B	5/1/1995	-19.82	-4.31		-5.23
Rydex Financial Services Fund	3/28/2002				-20.94
Rydex Health Care Fund	3/28/2002				-21.94
Rydex VT OTC Fund	5/7/1997	-40.44	-4.25		-2.82
Stein Roe Balanced Fund, Variable (B)	1/3/1989	-14.20	-2.57	3.30	5.40
Stein Roe Growth Stock Fund, Variable (B)	1/3/1989	-32.07	-6.65	3.08	6.74
Stein Roe Money Market Fund, Variable (A)	1/3/1989	-1.33	1.51	1.64	2.26
Wanger Foreign Forty	2/1/1999	-17.47			0.43
Wanger International Small Cap	5/3/1995	-16.04	0.51		6.97
Wanger Twenty	2/1/1999	-9.98			7.82
Wanger US Small Cap	5/3/1995	-18.95	0.33		10.21

* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.



STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return," without the deduction of any Contract fees. This calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 2.55% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 2.55% and the non-standardized performance would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR MFS REGATTA MASTERS EXTRA

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
Bond S Class	5/5/1998	-0.91			2.83
Capital Appreciation S Class	8/13/1985	-38.97	-8.92	2.63	6.88
Capital Opportunities S Class	6/3/1996	-37.21	-5.23		0.68
Emerging Growth S Class	5/1/1995	-40.64	-7.62		2.19
Franklin Mutual Shares Securities Fund	11/8/1996	-20.76	-0.16		2.92
Franklin Small Cap Value Securities Series	4/30/1998	-18.30			-3.67
Global Growth S Class	11/16/1993	-27.36	-2.43		3.38
Government Securities S Class	8/12/1985	-0.79	3.08	3.69	5.10
High Yield S Class	8/13/1985	-7.79	-3.10	2.81	4.41
Lord Abbett Series Fund Growth & Income	12/11/1989	-25.97	-0.98	6.38	6.78
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	-18.57			7.80
Mass Investors Trust S Class	12/5/1986	-29.03	-6.29	4.78	6.30
Mass Invst Growth Stock S Class	5/5/1998	-35.05			-7.62
Mid Cap Growth S Class	8/31/2000	-52.02			-38.43
Mid Cap Value S Class	4/30/2002				-27.76
Money Market S Class	8/29/1985	-8.89	0.08	1.07	1.98
New Discovery S Class	5/5/1998	-40.08			-2.46
Oppenheimer Capital Appreciation Fund	4/3/1985	-34.26	-4.36	4.65	6.78
Oppenheimer Main St. Growth & Income Fund	7/5/1995	-26.90	-7.25		5.29
Oppenheimer Man St. Small Cap Fund	5/1/1998	-24.09			-4.75
PIMCO Real Return Bond Portfolio	9/30/1999	6.87			7.60
PIMCO Total Return Bond Portfolio	12/31/1997	-1.73	2.55		2.55
Research International S Class	5/5/1998	-20.30			-4.47
Research S Class	11/7/1994	-32.56	-6.63		4.01
Strategic Growth S Class	11/1/1999	-36.87			-19.85
Strategic Income S Class	5/6/1998	-2.98			-0.17
Strategic Value S Class	4/30/2002				-28.03
Sun Capital Real Estate Fund	12/7/1998	-6.09			5.46
Templeton Foreign Securities Series	5/1/1992	-26.95	-8.50	3.17	2.14
Total Return S Class	5/16/1988	-15.15	0.89	6.29	7.05
Utilities S class	11/16/1993	-31.42	-4.86		4.19
Value S Class	5/5/1998	-22.15			-0.70

* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR FUTURITY SELECT INCENTIVE

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM V.I. Capital Appreciation Fund (Series 2)	5/5/1993	-31.80	-6.06		4.17
AIM V.I. Growth Fund (Series 2)	5/5/1993	-37.71	-11.59		0.73
AIM V.I. Core Equity Fund (Series 2)	5/2/1994	-23.97	-4.79		4.68
AIM V.I. International Growth Fund (Series 2)	5/5/1993	-24.10	-7.00		1.15
AIM V.I. Premier Equity Fund (Series 2)	5/5/1993	-37.12	-6.01		4.65
Alliance VP Growth and Income Fund	1/14/1991	-29.77	-0.32	7.94	7.05
Alliance VP Premier Growth Fund	6/26/1992	-37.46	-5.11	6.11	6.96
Alliance VP Quasar Fund	8/5/1996	-38.56	-12.57		-7.03
Alliance VP Technology Fund	1/11/1996	-47.30	-4.13		-1.30
Alliance VP Worldwide Privatization Fund	9/23/1994	-13.62	-2.45		2.54
Fidelity VIP Contrafund Portfolio	1/3/1995	-18.41	-0.23		9.13
Fidelity VIP Growth Portfolio	10/9/1986	-36.97	-4.17	5.40	7.38
Fidelity VIP Overseas Portfolio	1/28/1987	-28.15	-7.60	1.77	1.33
First Eagle SoGen Overseas Variable Fund	2/3/1997	5.31	10.57		8.04
Goldman Sachs VIT Capital Growth Fund	4/30/1998	-31.62			-6.84
Goldman Sachs VIT CORE U.S. Equity Fund	2/13/1998	-29.44			-6.07
INVESCO VIF Dynamics Fund	8/25/1997	-38.41	-6.94		-6.00
INVESCO VIF Small Company Growth Fund	8/25/1997	-37.71	-2.49		-2.57
Lord Abbett Series Fund Growth and Income	12/11/1989	-25.98	-0.63	7.31	8.26
Lord Abbett Series Fund International	9/15/1999	-25.68			-18.88
Lord Abbett Series Fund Mid Cap Value	9/15/1999	-18.57			7.82
MFS/Sun Life Capital Appreciation Series S class	6/12/1985	-39.00	-8.94	2.60	6.77
MFS/Sun Life Emerging Growth Series S class	5/1/1995	-40.61	-7.62		2.17
MFS/Sun Life Government Securities Series S class	6/12/1985	-0.74	3.09	3.68	5.01
MFS/Sun Life High Yield Series S class	6/12/1985	-7.72	-3.08	2.81	4.32
MFS/Sun Life Massachusetts Investors Growth Stock Series S class	5/6/1998	-35.02			-7.69
MFS/Sun Life Massachusetts Investors Trust Series S class	11/14/1986	-28.99	-6.29	4.76	6.23
MFS/Sun Life New Discovery Series S class	5/6/1998	-39.99			-2.42
MFS/Sun Life Total Return Series S class	5/11/1988	-15.07	0.89	6.28	7.03
MFS/Sun Life Utilities Series S class	11/16/1993	-31.47	-4.89		4.15
PIMCO Emerging Markets Bond Portfolio	9/30/2002				8.47
PIMCO High Yield Portfolio	4/30/1998	-12.18			-3.83
PIMCO Real Return Portfolio	9/30/1999	6.78			7.57
PIMCO Total Return Portfolio	12/31/1997	-1.87	2.52		2.52
Rydex VT Nova Fund	5/7/1997	-41.85	-12.02		-7.51
Rydex VT OTC Fund	5/7/1997	-44.65	-5.28		-3.64
SC Davis Financial Fund	7/17/2000	-26.36			-10.88
SC Davis Venture Value Fund	7/17/2000	-24.38			-16.41
SC Neuberger Berman Mid Cap Growth Fund	5/1/2001	-36.07			-30.23
SC Neuberger Berman Mid Cap Value Fund	5/1/2001	-18.34			-13.03
SC Value Equity Fund	7/17/2000	-34.47			-13.55
SC Value Managed Fund	7/17/2000	-28.98			-11.83
SC Value Mid Cap Fund	7/17/2000	-15.19			-3.96
SC Value Small Cap Fund	7/17/2000	-28.30			-3.32
SC Blue Chip Mid Cap Fund	9/1/1999	-23.16			3.87
SC Investors Foundation Fund	9/1/1999	-32.08			-13.10
SC Select Equity Fund	9/1/1999	-34.51			-14.45
Sun Capital Investment Grade Bond Fund	12/7/1998	-4.95			1.08
Sun Capital Money Market Fund	12/7/1998	-8.78			-0.41
Sun Capital Real Estate Fund	12/7/1998	-6.02			5.77
Sun Capital Alger Growth Fund	3/28/2002				-35.18
Sun Capital Alger Income & Growth Fund	3/28/2002				-32.89
Sun Capital Alger Small Capitalization Fund	3/28/2002				-30.82
Sun Capital All Cap Fund	4/30/2002				-31.14
Templeton Growth Securitites	3/15/1994	-27.65	-5.06		1.62
Templeton Foreign Securities Fund	5/1/1992	-26.96	-8.50	3.17	2.14
* The Life of Fund calculation for any Fund under a year old is not annualized.

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR ALL-STAR EXTRA

PERIOD ENDING DECEMBER 31, 2002
Fund name	Inception Date	1 YR	5 YR	10 YR	Life of Fund*
AIM Capital Appreciation Series 2	5/5/1993	-31.81	-6.06		4.17
AIM Intl Growth Series 2	5/5/1993	-24.11	-7.00		1.15
AIM Premier Equity Series 2	5/5/1993	-37.13	-6.01		4.65
Alliance VP Growth & Income Fund - B Class	1/14/1991	-29.78	-0.32	7.94	7.05
Alliance VP Premier Growth Fund - B Class	6/26/1992	-37.47	-5.11	6.10	6.95
Alliance VP Technology Fund - B Class	1/11/1996	-47.31	-4.13		-1.30
Alliance VP Worldwide Privitization Fund - B	9/23/1994	-13.63	-2.45		2.54
Colonial High Yield Securities Fund, Variable B**	5/19/1998	-13.18			-6.91
Colonial Strategic Income Fund, Variable B	7/5/1994	-2.03	0.06		3.69
Colonial US Growth & Income Fund, Variable B	7/5/1994	-29.60	-2.20		7.62
Fidelity Dynamic Cap. App. Port. SC - 2	9/25/2000	-16.59			-26.84
Fidelity Equity Income Portfolio SC - 2	10/10/1986	-25.19	-3.56	6.73	7.01
Fidelity Growth Opportunities Portfolio SC - 2	1/5/1995	-29.55	-9.95		1.87
Galaxy VIP Columbia Real Estate***	3/3/1998	-7.54			-0.04
Galaxy VIP Quality Plus Bond Fund****	1/21/1993	-0.04	3.38		3.87
Liberty All Star Equity Fund, Variable B	11/17/1997	-33.10	-6.03		-5.70
Liberty Federal Securities Fund, Variable (B)	1/3/1989	-0.68	3.14	3.84	4.92
Liberty S&P 500 Index Fund, Variable B	5/25/2000	-30.21			-19.99
Liberty Select Value Fund, Variable B	5/25/2000	-19.86			-4.38
MFS Emerging Growth SC	7/24/1995	-40.18	-7.02		1.77
MFS Investors Growth Stock SC	5/3/1999	-34.67			-9.75
MFS Mass Investors Trust SC	10/9/1995	-28.78	-6.52		2.70
MFS New Discovery SC	4/29/1998	-38.33			-1.35
Newport Tiger Fund, Variable B	5/1/1995	-25.69	-5.42		-5.55
Rydex Financial Services Fund	3/28/2002				-26.72
Rydex Health Care Fund	3/28/2002				-27.64
Rydex VT OTC Fund	5/7/1997	-44.66	-5.28		-3.64
Stein Roe Balanced Fund, Variable (B)	1/3/1989	-20.52	-3.70	3.10	5.24
Stein Roe Growth Stock Fund, Variable (B)	1/3/1989	-36.96	-7.69	2.89	6.61
Stein Roe Money Market Fund, Variable (A)	1/3/1989	-8.68	0.37	1.38	2.03
Wanger Foreign Forty	2/1/1999	-23.53			-1.19
Wanger International Small Cap	5/3/1995	-22.22	-0.60		6.82
Wanger Twenty	2/1/1999	-16.64			6.46
Wanger US Small Cap	5/3/1995	-24.89	-0.83		10.06

* The Life of Fund calculation for any Fund under a year old is not annualized.

**Effective April 14, 2003, this sub-account invested in Class B shares of Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield"). Effective on that date, Colonial High Yield merged with Columbia High Yield Fund, Variable Series ("Columbia High Yield") and Galaxy VIP Columbia High Yield Fund II, with Columbia High Yield as the surviving fund. As a result of the merger, this sub-account now invests in Class B shares of Columbia High Yield. The performance shown in the table is based on performance of Class B share of Colonial High Yield, in which the sub-account actually invested during the relevant period.

*** Effective April 14, 2003, this sub-account invested in Class A shares of Galaxy VIP Columbia Real Estate Equity Fund ("Galaxy Real Estate"). Effective on that date, Galaxy Real Estate merged with Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate"), with Columbia Real Estate as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Columbia Real Estate. The performance shown in the table is based on performance of Class A share of Galaxy Real Estate, in which the sub-account actually invested during the relevant period.

**** Effective April 7, 2003, this sub-account invested in Class A shares of Galaxy VIP Quality Plus Bond Fund ("Galaxy Bond Fund"). Effective on that date, Bond Fund merged with Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities"), with Liberty Federal Securities as the surviving fund. As a result of the merger, this sub-account now invests in Class A shares of Liberty Federal Securities. The performance shown in the table is based on performance of Class A share of Galaxy Bond Fund, in which the sub-account actually invested during the relevant period.

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The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15%distribution fee, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00006375 (the daily equivalent of the current maximum charge of 2.30% on an annual basis) gives a net investment factor of 1.00321136. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6113394 (14.5645672 X 1.00321136).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 X 1.00322814 (the Net Investment Factorbased on the daily equivalent of maximum annuity phase charge of 1.70% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 X 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.00% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 0.50% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

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ACCOUNTANTS

The financial statements included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (which reports express an unqualified opinion; their report dated February 21, 2003 accompanying the consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, effective January 1, 2001, described in Note 1), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

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SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Revenues
Premiums and annuity considerations	$ 43,574	$ 41,009	$ 44,803
Net investment income	265,277	282,492	287,674
Net realized investment gains (losses)	136,697	23,694	(19,905)
Fee and other income	352,403	284,111	297,861

Total revenues	797,951	631,306	610,433

Benefits and expenses
Policyowner benefits	337,305	309,688	338,328
Other operating expenses	184,289	151,778	164,870
Amortization of deferred policy acquisition costs	243,927	120,733	123,832

Total benefits and expenses	765,521	582,199	627,030

Income (loss) from operations	32,430	49,107	(16,597)

Interest expense	96,497	94,422	44,687

Loss before income tax expense	(64,067)	(45,315)	(61,284)

Income tax (benefit) expense:
Federal	(46,174)	(26,120)	(61,681)
State	1,265	(1,313)	(2,097)
Income tax benefit	(44,909)	(27,433)	(63,778)

Net (loss) income before cumulative
effect of change in accounting principle	(19,158)	(17,882)	2,494

Cumulative effect of change in accounting principle, net of tax	-	5 ,198	-

Net (loss) income	$ (19,158)	$ (12,684)	$ 2,494

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2002	2001
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,104,081 and $2,072,585 in 2002 and 2001, respectively)	$ 2,211,836	$ 2,130,688
Trading fixed maturities at fair value (amortized cost of $1,354,969 and $1,020,173 in 2002 and 2001, respectively)	1,404,825	1,041,490
Subordinated note from affiliate held-to-maturity (fair value of $616,520 and $619,656 in 2002 and 2001, respectively)	600,000	600,000
Equity investment in affiliate	95,803	-
Short-term investments	171,627	103,296
Mortgage loans	778,962	915,730
Real estate	79,783	83,545
Policy loans	39,317	42,686
Other invested assets	185,440	66,771
Total investments	5,567,593	4,984,206

Cash and cash equivalents	277,104	180,141
Accrued investment income	66,771	63,428
Deferred policy acquisition costs	585,815	765,716
Outstanding premiums	-	3,591
Other assets	124,932	79,527
Separate account assets	13,383,358	16,233,130

Total assets	$ 20,005,573	$ 22,309,739

LIABILITIES

Future contract and policy benefits	$ 677,163	$ 691,406
Contractholder deposit funds and other policy liabilities	3,517,720	3,145,725
Unearned revenue	8,628	11,610
Accrued expenses and taxes	117,519	115,466
Deferred federal income taxes	104,736	99,164
Long-term debt payable to affiliates	645,000	565,000
Partnership Capital Securities	607,826	607,826
Other liabilities	97,123	107,780
Separate account liabilities	13,383,358	16,233,130

Total liabilities	19,159,073	21,577,107

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2002 and 2001	$ 6,437	$ 6,437
Additional paid-in capital	388,672	265,411
Accumulated other comprehensive income	47,384	37,619
Retained earnings	404,007	423,165

Total stockholder's equity	846,500	732,632

Total liabilities and stockholder's equity	$ 20,005,573	$ 22,309,739

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2002	2001	2000

Net (loss ) income	$ (19,158)	$ (12,684)	$ 2,494
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	27,448	4,589	20,697
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(14,177)	(5,519)	9,725

Other comprehensive income (loss)	13,271	(930)	30,422

Comprehensive (loss) income	$ (5,887)	$ (13,614)	$ 32,916

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1999	$ 6,437	$ 199,355	$ 8,127	$ 458,355	$ 672,274

Net income				2,494	2,494
Dividends declared				(10,000)	(10,000)
Additional paid-in-capital		66,056			66,056
Other comprehensive income			30,422		30,422

Balance at December 31, 2000	$ 6,437	$ 265,411	$ 38,549	$ 450,849	$ 761,246

Net loss				(12,684)	(12,684)
Dividends declared				(15,000)	(15,000)
Other comprehensive loss			(930)		(930)

Balance at December 31, 2001	$ 6,437	$ 265,411	$ 37,619	$ 423,165	$ 732,632

Net loss				(19,158)	(19,158)
Additional paid-in-capital		100,000			100,000
Other comprehensive income			13,271		13,271
Deconsolidation of SLNY		23,261	(3,506)		19,755

Balance at December 31, 2002	$ 6,437	$ 388,672	$ 47,384	$ 404,007	$ 846,500

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Operating Activities:
Net (loss) income from operations	$ (19,158)	$ (12,684)	$ 2,494
Adjustments to reconcile net income (loss) to net cash used
in operating activities:
Amortization of discount and premiums	11,181	3,230	(790)
Depreciation and amortization	1,876	1,602	2,846
Net realized (gains) losses on investments	(136,697)	(23,676)	19,906
Net unrealized (gains) on trading fixed maturities	(47,565)	(8,651)	(14,905)
Interest credited to contractholder deposits	129,610	175,916	195,533
Deferred federal income taxes	28,529	55,700	(53,139)
Cumulative effect of change in accounting principle, net of tax	-	(5,198)	-
Changes in assets and liabilities:
Deferred acquisition costs	148,684	(17,146)	(83,037)
Accrued investment income	(5,324)	1,481	(5,732)
Other assets	(29,116)	(45,919)	14,984
Future contract and policy benefits	26,174	(23,255)	(14,462)
Other, net	25,971	55,150	40,980
Net purchases of trading fixed maturities	(369,794)	(372,352)	(634,365)
Net cash used in operating activities	(235,629)	(215,802)	(529,687)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,333,976	1,250,971	1,001,902
Net cash from sale of subsidiary	3,331	-	-
Other invested assets	239,737	4,392	-
Mortgage loans	234,191	112,422	208,542
Real estate	6,036	10,009	35,951
Purchases of:
Available-for-sale fixed maturities	(1,532,791)	(823,289)	(738,259)
Subsidiaries	-	(4,965)	-
Other invested assets	(233,255)	(1,087)	(2,221)
Mortgage loans	(112,479)	(184,787)	(121,897)
Real estate	(3,634)	(16,284)	(14,997)
Changes in other investing activities, net	(8,109)	1,261	2,768
Net change in policy loans	3,098	128	(799)
Net change in short-term investments	(81,713)	8,782	34,924

Net cash (used in) provided by investing activities	(151,612)	357,553	405,914

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2002	2001	2000

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,178,908	1,557,468	1,962,257
Withdrawals from contractholder deposit funds	(855,834)	(1,894,134)	(1,988,702)
Issuance of long-term debt	80,000
Dividends paid to stockholder	-	(15,000)	(10,000)
Additional capital contributed	100,000	-	-
Net cash provided by (used in) financing activities	503,074	(351,666)	(36,445)

Net change in cash and cash equivalents	115,833	(209,915)	(160,218)

Cash and cash equivalents, beginning of year	180,141	390,056	550,274

Cash from deconsolidation of subsidiary	(18,870)	-	-

Cash and cash equivalents, end of year	$ 277,104	$ 180,141	$ 390,056

Supplemental Cash Flow Information
Interest paid	$ 96,414	$ 94,422	$ 43,266
Income taxes (refunded) paid	(14,904)	10,887	63,692

Non-cash Transactions

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65.5 million of additional paid in capital.

On December 31, 2002, the operations of Sun Life Assurance and Annuity Company of New York, were merged with another affiliated company, Keyport Benefit Life Insurance Company. As a result of this merger Keyport Life Insurance Company, the former parent company of Keyport Benefit Life Insurance Company and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2002, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's insurance affiliate, Sun Life Insurance and Annuity Company of New York ("SLNY"), is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICs"), group life, group disability and stop loss insurance, third party insurance administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. ("SLC (U.S.) Holdings"), which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"). SLOC is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("SLF"), is now the ultimate parent of SLOC.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2002, the Company owned all of the outstanding shares of Sun Life Financial Services Limited ("SLFSL"), Sun Benefit Services Company, Inc. ("SBSC"), Sun Capital Advisers, Inc. ("SCA"), Sun Life of Canada (U.S.) SPE 97-1, Inc. ("SPE 97-1), Sun Life of Canada (U.S.) Holdings General Partner, Inc. ("the General Partner"), Vision Financial Corporation ("Vision") and Clarendon Insurance Agency, Inc ("Clarendon"). The results are also consolidated with Sun Life of Canada Funding, LLC ("SLOC Funding"), which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership"), for which the General Partner is the sole general partner.

On December 31, 2002, the operations of SLNY were merged with another affiliated company, Keyport Benefit Life Insurance Company, ("KBL"). As a result of this merger Keyport Life Insurance Company ("Keyport"), the former parent company of KBL and an affiliate of the Company, owns 67% of the combined entity and the Company retained a 33% interest in the combined entity. For the year ended December 31, 2002, the results of operations for SLNY were consolidated with the Company's results. As of December 31, 2002, the assets and liabilities of SLNY are no longer consolidated with the Company.

On December 18, 2002 the Company sold its interest in its' wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc. ("SLF Holdings"), for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SLNY is engaged in the sale of individual fixed and variable annuity contracts and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SLFSL serves as the marketing administrator for the distribution of the offshore products of SLOC, an affiliate. SCA is a registered investment adviser. SPE 97-I, was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2002, SBSC was inactive. SLOC Funding, was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLF Holdings, and to issue Partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I").

On March 12, 2001, the Company purchased Vision for approximately $5.0 million. Vision, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting and in connection with the acquisition recorded approximately $1.6 million of goodwill. The results of operations of Vision for the years ended December 31, 2002 and 2001 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited ("SLISL") to SLOC. SLISL provides information systems development services to SLOC and its subsidiaries.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs ("DAC"), investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of amortization of DAC and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other invested assets consist primarily of a leveraged lease, derivative investments and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life and, health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts ("GICS"). The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss, and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than DAC, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided. Revenues from fixed and variable annuities and single-premium whole life policies include mortality charges, surrender charges, policy fees and contract fees and are recognized when earned.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2002 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value are recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements changed the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method is prohibited. Second, SFAS No. 142 changed the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of SFAS No. 142, which was January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 did not have a material impact on the Company.

In November of 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others" ("FIN No. 45"). FIN No. 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN No. 45 are effective for financial statements of annual periods ending after December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN No. 45. The initial recognition and measurement provisions of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the adoption of FIN No. 45 to have a significant impact on the Company's consolidated financial statements. FIN No. 45 did not require the Company to include any additional disclosures related to guarantees in the financial statements for the year ended December 31, 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In January of 2003 the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). FIN No. 46 addresses off-balance sheet financing entities. The Company will adopt FIN No. 46 as required in fiscal 2003 and is currently evaluating its effect on the consolidated financial statements. Although the Company is still evaluating the effect of FIN No. 46, it is reasonably possible that FIN No. 46 may require consolidation of, or additional disclosures related to, the entity described below.

The Company, through its subsidiary, SCA, may have to consolidate, Solar Investment Grade CBO II Limited, the special purpose entity ("SPE") used to facilitate the collateralized debt offering SOLAR CBO II. As of December 31, 2002 the assets and liabilities of this entity were approximately $409.0 million and $407.0 million, respectively. The actual amount that may be consolidated is dependent on the analysis of expected losses and residual returns as compared to the other equity holders and sub-collateral managers. The Company's maximum exposure to loss as a result of its investment is approximately $9.8 million at December 31, 2002.

Additionally, the Company and its affiliates act as collateral manager in several other collateralized debt and mortgage obligation transactions in which the Company is the transferor of assets to a Qualified SPE. In these transactions, the Company establishes a trust, as a Qualified SPE, that purchases a portfolio of assets and issues trust certificates that represent interests in the portfolio of assets. In addition to receiving variable compensation for managing the portfolio, the Company also may retain certain trust certificates. These transactions will not require consolidation because a Qualified SPE was used to facilitate the transactions.

In July 2002, the American Institute of Certified Public Accountants ("AICPA") issued a proposed Statement of Position ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts." This SOP provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The Company is in the process of evaluating the provisions of this SOP and its impact to the Company's financial position or results of operations.

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On December 31, 2002, KBL, a wholly owned subsidiary of Keyport, an affiliate, merged with and into the Company's wholly-owned life insurance subsidiary, SLNY. Keyport and its subsidiaries, including KBL, were purchased on October 31, 2001 by SLC (U.S.) Holdings, an upstream parent of the Company. As a result of the merger, the Company continued to hold 2,000 shares of SLNY's common stock; however, the par value of the common stock was converted to $350 per share. In exchange for its investment in KBL, SLNY issued Keyport 4,001 shares of its common stock valued at $350 per share. As a result of the share issuance and change in par value, the Company's ownership percentage of SLNY became 33%, with Keyport holding the remaining 67%. The accounting for this transaction resulted in $23.3 million of additional paid-in-capital to the Company.

On December 31, 2002, prior to the completion of the merger, the Company contributed capital in the amount of $14.85 million to SLNY. Keyport contributed capital totaling $30.15 million to KBL. These contributions were approved by the respective boards of directors in anticipation of the merger transaction.

On December 18, 2002 the Company sold its' wholly-owned subsidiary, SLD to another affiliate, SLF Holdings, for $10.5 million. No gain or loss was realized on this transaction.

On September 24, 2002, the Company received a $100 million capital contribution from its parent, SLC (U.S.) Holdings.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $24.0 million and $13.8 million for the years ended December 31, 2002 and 2001, respectively.

The Company has agreements with Keyport and certain of its subsidiaries under which the Company provides wholesale distribution services in connection with certain annuity products offered by Keyport. Amounts received under this agreement amounted to approximately $22.4 million for the year ended December 31, 2002.

On January 14, 2000, the Company purchased two separate $100 million notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100 million note with an original maturity of August 11, 2003.

On May 29, 2002, the Company sold its $100 million note from MFS, an affiliate, to Keyport, another affiliate, for approximately $108 million. The note was included in fixed maturities available-for-sale at December 31, 2001. The note was sold at a gain of $8 million.

On June 27, 2000, the Company sold SLISL to SLOC. The Company realized a pretax gain of $451,000 on the sale.

During 2001 and 2000, the Company declared and paid dividends in the amount of $15 million, and $10 million, respectively, to its parent, SLC (U.S.) Holdings. The Company did not make any dividend payments in 2002.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $37.1 million in 2002, $40.3 million in 2001, and $31.9 million in 2000.

On December 21, 2000, the Company's parent, SLC (U.S.) Holdings, transferred its ownership in all 200 shares issued and outstanding of the General Partner to the Company in exchange for 537 shares of the Company's common stock totaling $537,000, plus $65.5 million of additional paid in capital. As a result of the acquisition of the General Partner on December 21, 2000, and its ownership interest in the Partnership, the Company became the owner of a $600 million 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, SLC (U.S.) Holdings. The Company also assumed the liability of the partnership capital securities issued to Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership capital securities issued of $600.01 million accrue interest at 8.526% and have no scheduled maturity date. The partnership capital securities, which represent the limited partner interest of the Partnership, may be redeemed on or after May 6, 2027. The Company has accounted for the acquisition of the General Partner using the purchase method of accounting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statement of income for the year ended December 31, 2000 illustrates the Company's results of operations as if the acquisition of the General Partner took place at the beginning of the year.

Proforma
2000

Revenues
Premiums and annuity considerations	$ 45
Net investment income	339
Net realized investment gains (losses)	(20)
Fee and other income	298

Total revenues	662

Benefits and expenses
Policyowner benefits	338
Other operating expenses	165
Amortization of deferred policy acquisition costs	124

Total benefits and expenses	627

Income (loss) from operations	35

Interest expense	95

Income (loss) before income tax expense and discontinued
Operations	(60)

Income tax expense (benefit):
Federal	(62)
State	(2)

Income tax expense (benefit)	(64)

Net income from continuing operations	4

Net loss on disposal of subsidiaries, after tax	-

Discontinued operations	-

Net income	$ 4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Effective January 2002, essentially all United States employees of Keyport, an affiliate, and SLOC became employees of the Company. As a result, the Company has assumed most of the operating expenses of Keyport, including salaries and benefits, as well as the salaries and benefits previously incurred by SLOC in the United States. In accordance with a tri-party management service agreement between the Company, Keyport, and SLOC, the Company provides personnel and certain services to Keyport and SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $51.7 million for the year ended December 31, 2002. Management believes inter-company revenues and expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2005 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $11.7 million, $8.8 million, and $7.8 million in 2002, 2001 and 2000, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with SLOC.

On July 25, 2002, the Company issued an $80 million promissory note at 5.71%, maturing June 30, 2012 to an affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) Ltd"). The Company pays interest semi-annually to Sun Life (Hungary), Ltd. On December 31, 2002 the Company paid $1.9 million in interest. The proceeds of the note were used to purchase fixed rate government and corporate bonds.

The Company had $565 million of surplus notes issued to its parent, SLC (U.S.) Holdings, as of December 31, 2000. In October 2001, SLC (U.S.) Holdings transferred its ownership in the Company's surplus notes totaling $565 million to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The Company has accrued $4.3 million for unpaid interest on surplus notes held by an affiliate at December 31, 2002 and 2001, respectively. The Company expensed $43.3 million for interest on these surplus notes for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table lists the details of notes due to affiliates:

Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
80,000	06/30/12	5.710%
250,000	11/06/27	8.625%
$ 645,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows:

	December 31, 2002
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 357,446	$ 11,085	$ (1,584)	$ 366,947
Foreign Government & Agency Securities	25,303	2,062	-	27,365
States & Political Subdivisions	500	15	-	515
U.S. Treasury & Agency Securities	311,947	11,825	(256)	323,516
Corporate securities:
Basic Industry	101,266	10,283	(1,178)	110,371
Capital Goods	96,485	10,681	(289)	106,877
Communications	84,698	4,658	(3,271)	86,085
Consumer Cyclical	111,070	6,837	(3,286)	114,621
Consumer Noncyclical	111,617	14,240	(2,924)	122,933
Energy	70,451	8,566	(1,830)	77,187
Finance	337,750	17,911	(4,737)	350,924
Industrial Other	68,302	10,677	(79)	78,900
Technology	4,782	161	-	4,943
Transportation	134,799	8,140	(14,005)	128,934
Utilities	287,665	28,129	(4,076)	311,718
Total Corporate	1,408,885	120,283	(35,675)	1,493,493

Total available-for-sale fixed maturities	$ 2,104,081	$ 145,270	$ (37,515)	$ 2,211,836

Trading fixed maturities
Asset Backed and Mortgage Backed Securities	$ 87,470	$ 8,017	$ -	$ 95,487
Foreign Government & Agency Securities	4,568	1,012	-	5,580
States & Political Subdivisions	-	-	-	-
U.S. Treasury & Agency Securities	23,491	423	-	23,914
Corporate securities:
Basic Industry	59,201	6,283	(297)	65,187
Capital Goods	56,432	5,255	(1,600)	60,087
Communications	120,120	10,688	(620)	130,188
Consumer Cyclical	146,174	12,244	(207)	158,211
Consumer Noncyclical	25,106	675	(2,951)	22,830
Energy	90,471	7,428	(3,405)	94,494
Finance	351,478	27,364	(688)	378,154
Industrial Other	64,185	5,606	(119)	69,672
Technology	3,805	-	(155)	3,650
Transportation	80,555	6,481	(10,711)	76,325
Utilities	241,913	10,081	(30,948)	221,046
Total Corporate	1,239,440	92,105	(51,701)	1,279,844

Total trading fixed maturities	$ 1,354,969	$ 101,557	$ (51,701)	$ 1,404,825

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 16,520	$ -	$ 616,520

Total held-to-maturity fixed maturities	$ 600,000	$ 16,520	$ -	$ 616,520

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

December 31, 2001

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 282,151

$ 5,123

$ (2,352)

$ 284,922

 Foreign Government & Agency Securities

24,105

1,344

-

25,449

 States & Political Subdivisions

254

15

-

269

 U.S. Treasury & Agency Securities

142,892

5,695

(951)

147,636

Corporate securities:

 Basic Industry

102,983

5,935

(7,092)

101,826

 Capital Goods

132,343

7,406

(90)

139,659

 Communications

108,810

5,926

(517)

114,219

 Consumer Cyclical

138,538

6,688

(2,080)

143,146

 Consumer Noncyclical

121,149

9,243

(904)

129,488

 Energy

82,913

5,029

(1,245)

86,697

 Finance

378,522

11,257

(3,518)

386,261

 Industrial Other

80,099

6,791

(294)

86,596

 Technology

6,988

280

-

7,268

 Transportation

151,613

9,663

(15,697)

145,579

 Utilities

319,225

18,200

(5,752)

331,673

Total Corporate

1,623,183

86,418

(37,189)

1,672,412

Total available-for-sale fixed maturities

$ 2,072,585

$ 98,595

$ (40,492)

$ 2,130,688

Trading fixed maturities

 Asset Backed and Mortgage Backed Securities

$ 84,928

$ 1,336

$ (283)

$ 85,981

 Foreign Government & Agency Securities

4,513

453

-

4,966

 States & Political Subdivisions

-

-

-

-

 U.S. Treasury & Agency Securities

-

-

-

-

Corporate securities:

 Basic Industry

46,541

1,916

(319)

48,138

 Capital Goods

41,396

2,315

(70)

43,641

 Communications

131,840

4,847

(3,913)

132,774

 Consumer Cyclical

117,892

4,351

(1,186)

121,057

 Consumer Noncyclical

21,539

1,146

(62)

22,623

 Energy

76,145

2,019

(1,793)

76,371

 Finance

267,355

12,355

(929)

278,781

 Industrial Other

45,959

1,746

(430)

47,275

 Technology

2,977

3

-

2,980

 Transportation

82,740

2,974

(2,635)

83,079

 Utilities

96,348

1,626

(4,150)

93,824

Total Corporate

930,732

35,298

(15,487)

950,543

Total trading fixed maturities

$ 1,020,173

37,087

(15,770)

1,041,490

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 19,656

$ -

$ 619,656

Total held-to-maturity fixed maturities

$ 600,000

$ 19,656

$ -

$ 619,656

`SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2002

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 85,272

$ 86,299

Due after one year through five years

597,290

619,761

Due after five years through ten years

653,675

702,306

Due after ten years

410,398

436,523

Subtotal - Maturities available-for-sale

$ 1,746,635

$ 1,844,889

Asset-backed securities

357,446

366,947

Total Available-for-sale

$ 2,104,081

$ 2,211,836

Maturities of trading fixed securities:

Due in one year or less

$ 11,122

$ 11,007

Due after one year through five years

482,935

492,081

Due after five years through ten years

529,771

541,779

Due after ten years

243,671

264,471

Subtotal - Maturities of trading

$ 1,267,499

$ 1,309,338

Asset-backed securities

87,470

95,487

Total Trading

$ 1,354,969

$ 1,404,825

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 616,520

Gross gains of $28.1 million, $15.5 million and $9.1 million and gross losses of $6.3 million, $7.0 million and $24.0 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2002, 2001, and 2000, respectively.

Fixed maturities with an amortized cost of approximately $2.7 million and $3.1 million at December 31, 2002 and 2001, respectively, were on deposit with federal and state governmental authorities as required by law.

At December 31, 2002 and 2001, $37.0 million and $32.9 million of fixed maturities were pledged as collateral and are included with fixed maturities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

As of December 31, 2002 and 2001, 93% and 96%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2002, 2001, and 2000 the Company incurred realized losses totaling $27.5 million, $5.5 million, and $15.0 million, respectively for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.  During 2002, $1.4 million of the 2001 losses was recovered and is included in realized gains.  The Company has stopped accruing income on several of its holdings for issuers that are in default.  $1.9 million, $0.4 million and $0.2 million of interest income on these holdings was not accrued during 2002, 2001, and 2000, respectively.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.  The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows:

December 31,

2002

2001

Total mortgage loans

$ 778,962

$ 915,730

Real estate:

Held-for-sale

-

1,490

Held for production of income

79,783

82,055

Total real estate

$ 79,783

$ 83,545

Real estate held for the production of income primarily consists of the Sun Life office park located in Wellesley Hills, MA. Accumulated depreciation on real estate was $17.9 million and $16.1 million at December 31, 2002 and 2001, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $9.0 million and $17.9 million at December 31, 2002 and 2001, respectively, against which there are allowances for losses of $7.0 million and $7.1 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2002

Mortgage loans

$ 7,140

$ 483

$ (607)

$ 7,016

2001

Mortgage loans

$ 4,675

$ 3,095

$ (630)

$ 7,140

Mortgage loans and real estate investments comprise the following property types and geographic regions:

December 31,

2002

2001

Property Type:

Office building

$ 322,957

$ 369,535

Residential

32,114

39,254

Retail

314,750

389,972

Industrial/warehouse

178,777

190,672

Other

17,163

16,982

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3.   INVESTMENTS (CONTINUED)

December 31,

2002

2001

Geographic region:

Arizona

$ 17,999

$ 21,221

California

70,370

95,861

Colorado

7,324

8,245

Connecticut

26,418

37,208

Delaware

6,322

6,707

Florida

32,009

40,359

Georgia

61,742

71,037

Indiana

13,295

15,015

Kentucky

9,537

13,824

Louisiana

14,101

15,221

Maryland

14,545

19,730

Massachusetts

114,019

116,971

Michigan

35,662

44,549

Nevada

4,581

3,891

New Jersey

16,333

24,047

New York

94,205

88,812

North Carolina

23,479

14,889

Ohio

39,405

29,137

Oregon

5,415

8,131

Pennsylvania

98,990

122,275

Tennessee

9,236

15,345

Texas

17,351

29,071

Utah

16,582

18,179

Virginia

24,433

27,840

Washington

52,207

62,439

All other

40,201

56,411

Valuation allowances

(7,016)

(7,140)

Total

$ 858,745

$ 999,275

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

At December 31, 2002, scheduled mortgage loan maturities were as follows:

2003

$ 22,707

2004

27,585

2005

64,054

2006

25,711

2007

69,860

Thereafter

569,045

Total

$ 778,962

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $12.1 million and $39.8 million at December 31, 2002 and 2001, respectively.

During 2002 and 2000, the Company sold commercial mortgage loans in securitization transactions. In these transactions the Company established a trust, as a Qualified SPE to purchase the assets and issue the trust certificates. In the transactions, the Company retained investment tranches as well as servicing rights.  The investors in the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interest is subject to credit and interest rate risk on the transferred financial assets.  The Company recognized a pretax gain of $4.5 million and $763,000 for the 2002 and 2000 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

0

0

0

Residual cash flows discount rate

6.064%

6.511%

7.562%

Treasury rate interpolated for average life

4.571%

4.600%

4.682%

Spread over treasuries

1.493%

1.911%

2.880%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Carrying amount of retained

Interests

$ 2,911

$ 1,391

$ 1,980

Fair value of retained interests

3,427

1,599

2,282

Weighted average life in years

4.99

5.04

5.76

Expected Credit Losses

Impact on fair value of .20% of adverse change

2,862

1,269

1,725

Impact on fair value of .30% of adverse change

2,861

1,267

1,616

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

2,811

1,248

1,768

Impact on fair value of 20% of adverse change

2,760

1,224

1,734

The total principal amount of the commercial mortgage loans was $72.7 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:

Class B

Class I

Prepayment speed

0

0

Weighted average life in years

7.25

4.54

Expected credit losses

0

0

Residual cash flows discount rate

7.798

8.844

Treasury rate interpolated for average life

4.97

4.96

Spread over treasuries

2.83%

3.88%

Duration in years

5.201

3.611

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows:

Commercial Mortgages

Class B

Class I

Carrying amount of retained

Interests

$ 14,933

$ 8,818

Fair value of retained interests

16,460

8,099

Weighted average life in years

9.57

3.80

Expected Credit Losses

Impact on fair value of .025% of adverse change

0

0

Impact on fair value of 20% of adverse change

0

0

Residual Cash flows Discount Rate

Impact on fair value of 10% of adverse change

16,250

7,810

Impact on fair value of 20% of adverse change

16,037

7,754

The total principal amount of the commercial mortgage loans was $165.8 million at December 31, 2002, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the commercial mortgage loans at the date of securitization and at December 31, 2002.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan Bank of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2002 and 2001.   The income resulting from this program was $252,000, $126,000, and $48,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements:

Year ended December 31,

2002

2001

Lease contract receivable

$ 56,760

$ 68,418

Less: non-recourse debt

(23,485)

(36,096)

Net Receivable

33,275

32,322

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(17,323)

(18,231)

Investment in leveraged leases

37,372

35,511

Less: fees

(187)

(212)

Net investment in leveraged leases

$ 37,185

$ 35,299

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date.  The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations.  Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

In 2000, the Company launched a new GIC program.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

The net (decrease) increase in net investment income related to swap settlement payments was $(34.2) million, $(23.5) million, and $.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.  The net decrease to net investment income due to changes in the fair value of swaps was $73.1 million, $64.3 million and $53.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

The Company recognized gross realized gains on swaps of  $3.9 million, $6.2 million and $3.9 million in 2002, 2001, and 2000, respectively, as well as gross realized losses of $12.0 million, $8.9 million, and $1.2 million during 2002, 2001, and 2000, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2002 and 2001, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral that is required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2002 and 2001, $37.0 million and $32.9 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option.  The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The net increase (decrease) in net investment income related to changes in the fair value of options was $9.0 million, $(28.9) million and $(13.5) million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company does not employ hedge accounting treatment.  As a result, changes in the fair value of swaps are reported in current period operations as a component of net investment income.

The Company recognized gross realized gains on options of $140.5 million, $4.0 million and $0 in 2002, 2001, and 2000, respectively, as well as gross realized losses of $10.9 million, $0, and $0 during 2002, 2001, and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

3. INVESTMENTS (CONTINUED)

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows:

 Outstanding at
December 31, 2002

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$

1,683,250

$      (182,204)

Currency swaps

761,424

97,398

Equity swaps

293,994

(3,171)

Equity index options

1,153,168

213,174

Total

$

3,891,836

$ 125,197

 Outstanding at
December 31, 2001

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$

1,327,496

$        (73,495)

Currency swaps

697,557

(22,918)

Equity swaps

259,607

(34,008)

Equity index options

1,428,323

81,000

Total

$

3,712,983

$ (49,421)

At December 31, 2002, the net unrealized gains on derivatives are included with other invested assets.  As of December 31, 2001, the net unrealized losses are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following:

2002

2001

2000

Fixed maturities

$ 37,633

$ 29,694

$ (14,962)

Mortgage and other loans

4,648

(2,557)

2,057

Real estate

514

1,150

5,211

Derivative instruments

121,445

1,261

2,768

Short term investments

2

196

(22)

Write-down of fixed maturities

(27,545)

(6,050)

(14,957)

Total

$ 136,697

$ 23,694

$ (19,905)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

5. NET INVESTMENT INCOME

Net investment income consisted of the following:

2002

2001

2000

Fixed maturities

$ 289,196

$ 320,810

$ 265,608

Equity securities

-

-

-

Mortgage and other loans

69,802

73,050

77,807

Real estate

7,855

5,961

8,868

Policy loans

2,645

2,967

3,047

Derivatives

(98,363)

(116,779)

(66,944)

Other

(2,714)

189

4,798

Gross investment income

268,421

286,198

293,184

Less: Investment expenses

3,144

3,706

5,510

Net investment income

$ 265,277

$ 282,492

$ 287,674

6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments", excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001:

December 31, 2002

December 31, 2001

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 277,104

$ 277,104

$ 180,141

$ 180,141

Fixed maturities

4,216,661

4,233,181

3,772,178

3,791,834

Short-term investments

171,627

171,627

103,296

103,296

Mortgages

778,962

894,608

915,730

977,857

Derivatives

125,197

125,197

(49,421)

(49,421)

Policy loans

39,317

39,317

42,686

42,686

Other invested assets

60,243

60,243

66,771

66,771

Financial liabilities:

Guaranteed investment contracts

$ 1,768,854

$ 1,681,797

$ 1,320,278

$ 1,336,594

Contractholder deposit funds

1,507,601

1,522,820

1,603,391

1,591,474

Fixed annuity contracts

71,517

70,977

88,400

86,031

Interest sensitive life insurance

116,086

121,908

116,967

117,045

Long-term debt

645,000

688,647

565,000

596,218

Partnership Capital Securities

607,826

616,520

607,826

619,656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.  The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company has agreements with SLOC and several unrelated companies which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.

The Company also acts as the reinsurer of risk under the lapse protection benefit under certain universal life contracts issued by SLOC.  One hundred percent of such risk is retroceded to Sun Life Financial Insurance and Annuity Company (Bermuda) Ltd.

GROUP INSURANCE

SLNY has an agreement with SLOC whereby SLOC reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.   The agreement provides that SLOC will reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31,

7. REINSURANCE (CONTINUED)

SLNY has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2002

2001

2000

Insurance premiums:

Direct

$ 49,190

$ 43,980

$ 51,058

Assumed

-

-

-

Ceded

5,616

2,971

6,255

Net premiums

$ 43,574

$ 41,009

$ 44,803

 Insurance and other individual policy benefits and
Claims:

Direct

$ 341,429

$ 314,750

$ 346,411

Assumed

-

-

-

Ceded

4,125

5,063

8,077

Net policy benefits and claims

$ 337,304

$ 309,687

$ 338,334

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS

PENSION PLANS

Through December 31, 2001, the Company was a participant in a non-contributory defined benefit pension plan for employees sponsored by SLOC.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship for the employee and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully-funded.  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31 (in 000's):

2002

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 149,595

Service cost

8,436

Interest cost

10,673

Actuarial (gain)

(8,075)

Benefits paid

(4,925)

Plan amendments

3,946

Projected benefit obligation at end of year

$ 159,650

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 212,965

Other

(888)

Actual return on plan assets

(27,682)

Benefits paid

(4,925)

Transfer due to change in plan sponsor

-

Fair value of plan assets at end of year

$ 179,470

Funded status

$ 19,820

Unrecognized net actuarial loss

38,632

Unrecognized transition obligation

(19,545)

Unrecognized prior service cost

9,132

Prepaid benefit cost

$ 48,039

The Company's share of the projected benefit obligation for the years ended December 31, 2001 and 2000 was $140.6 million and $109.7 million, respectively.

The Company's share of the fair value of plan assets at December 31, 2001 and 2000 was $177.3 million and $163.2 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The Company's share of the prepaid benefit costs at December 31, 2001 and 2000 was $29.2 million and $26.8 million, respectively.

The following table sets forth the components of the net periodic pension cost for the year ended December 31 (in 000's)

2002

Components of net periodic benefit cost:

Service cost

$ 8,437

Interest cost

10,674

Expected return on plan assets

(18,395)

Amortization of transition obligation asset

(3,051)

Amortization of prior service cost

216

Recognized net actuarial loss (gain)

120

Net periodic benefit cost

$ (1,999)

The Company's share of net periodic benefit cost

$ 3,834

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 6.75%, 7.00% and 7.50% for the years ended December 31, 2002, 2001 and 2000, respectively. The expected return on plan assets for 2002, 2001 and 2000 was 8.75% and the assumed rate of compensation increase was 4.0% for 2002, and 4.5% for 2001 and 2000.  The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 were $1.0 million and $0.81 million, respectively.

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible for at date of hire. Under the plan, the Company matches up to specified amounts, the employees' contributions to the plan.  The amount of the 2002 employer contributions under plan sponsorship for the Company and its affiliates was $4.03 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $956,000, $462,000 and $354,000 for the years ended December 31, 2002, 2001, and 2000, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental, and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to Sun Life of Canada U.S. on January 1, 2002, the plan sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8. RETIREMENT PLANS (CONTINUED)

Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.  The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2002 (in 000's):

Change in benefit obligation:

Benefit obligation at beginning of year

$ 45,515

Service cost

1,195

Interest cost

2,488

Actuarial (gain)

(7,586)

Benefits paid

(2,202)

Plan Amendments

(3,429)

Benefit obligation at end of year

$ 35,981

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

Employer contributions

2,202

Benefits paid

(2,202)

Fair value of plan assets at end of year

$ -

Funded Status

$ (35,981)

Unrecognized net actuarial loss

12,477

Unrecognized prior service cost

(3,138)

Accrued benefit cost

$ (26,642)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

8.  RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31 (in 000's):

2002

Components of net periodic benefit cost

Service cost

$ 1,195

Interest cost

2,488

Amortization of prior service cost

(241)

Recognized net actuarial loss

933

Net periodic benefit cost

$ 4,375

The Company's share of net periodic benefit cost

$ 380

The Company's share of the benefit obligation for the years ended December 31, 2001 and 2000 was $29.2 million and $17.1 million, respectively.

The Company's share of the accrued benefit cost at December 31, 2001 and 2000 was $13.4 million and $12.1 million, respectively.

The Company's share of the net periodic benefit costs for the years ended December 31, 2001 and 2000 was $256,000 and $219,000 respectively.

In order to measure the post-retirement benefit obligation at December 31, 2002, the Company assumed a 12.0% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 11% in 2003 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter.  Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.  For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated post-retirement benefit obligation at December 31, 2002 by $4.3 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.6 million.  Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation at December 31, 2002 by $3.6 million, and the aggregate of the service and interest cost components of net periodic post-retirement benefit expense for 2002 by $0.5 million.  The assumed weighted average discount rate used in determining the post-retirement benefit obligation was 6.75% for 2002, 7.00% for 2001 and 7.50% for 2000.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada- U.S. Operations Holdings, Inc.  Federal income taxes are calculated as if the Company was filing a separate federal income tax return.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 was as follows:

2002

2001

2000

Federal income tax expense (benefit):

Current

$

(74,702)

$

(81,820)

$

(8,536)

Deferred

28,528

58,498

(53,145)

Total

$

(46,174)

$

(23,322)

$

(61,681)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

2002

2001

2000

Expected federal income tax benefit

$

(22,423)

$

(13,435)

$

(21,455)

Low income housing credit

(6,138)

(6,138)

(5,805)

Additional tax benefit

(16,700)

(4,200)

(35,897)

Other

(913)

451

1,476

Federal income tax benefit

$

(46,174)

$

(23,322)

$

(61,681)

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2002 and 2001 were as follows:

2002

2001

Deferred tax assets:

Actuarial liabilities

$ 54,928

$ 92,323

Other

18,462

38,870

Total deferred tax assets

$ 73,390

$ 131,193

Deferred tax liabilities:

Deferred policy acquisition costs

(104,199)

(181,647)

Investments, net

(73,927)

(48,710)

Total deferred tax liabilities

$ (178,126)

$ (230,357)

Net deferred tax liabilities

$ (104,736)

$ (99,164)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1998 through 2000.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life and group disability products is summarized below:

2002

2001

Balance at January 1

$ 23,615

$ 20,574

Less reinsurance recoverable

(6,078)

(5,067)

Net balance at January 1

17,537

15,507

Incurred related to:

Current year

12,062

11,354

Prior years

(1,946)

(786)

Total incurred

10,116

10,568

Paid losses related to:

Current year

(6,660)

(5,446)

Prior years

(3,320)

(3,092)

Total paid

(9,980)

(8,538)

Balance at December 31

24,294

23,615

Less reinsurance recoverable

(6,621)

(6,078)

Deconsolidation of SLNY

(17,673)

-

Net balance at December 31

$ -

$ 17,537

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.  As a result of the merger of SLNY and KBL, the liabilities of SLNY, including all of the group liabilities for Company, are no longer consolidated with the liabilities of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the DAC:

2002

2001

Balance at January 1

$ 765,716

$ 761,988

Acquisition costs deferred

95,244

137,879

Amortized to expense during the year

(243,927)

(120,733)

Adjustment for unrealized investment gains (losses) during the year

(19,059)

(13,418)

Deconsolidation of SLNY

(12,159)

-

Balance at December 31

$ 585,815

$ 765,716

During 2002, DAC amortization was increased as a result of actual results and revised estimates of future gross profits.  The change in the market value of separate accounts assets (approximately $57.0 million) and revised cash flow assumptions (approximately $39.0 million) were the major items affecting the change in gross profit assumptions.

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a Corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.  Net investment income is allocated based on segmented assets by line of business.

Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering GICS to unrelated third parties in overseas markets during the second quarter of 2000.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life, long-term disability and stop loss insurance to small and mid-size employers in the State of New York.  As of December 31, 2002, as a result of the SLNY/KBL merger, the results of the Group Protection segment will no longer be consolidated with the Company.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments. Prior years segmented results have been restated to include the results of the Company's investment advisor subsidiary, SCA, with the Wealth Management segment instead of the Corporate segment:

Year ended December 31, 2002

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 584,408

$ 62,030

$ 20,181

$ 131,332

$ 797,951

Total Expenditures

696,458

61,445

15,630

88,485

862,018

Pretax Income (Loss)

(112,050)

585

4,551

42,847

(64,067)

Net Operating Income (Loss)

(71,691)

464

3,195

48,874

(19,158)

Total Assets

$ 16,659,420

$ 2,704,635

$ -

$ 641,518

$ 20,005,573

Year ended December 31, 2001

Total Revenues

$ 500,992

$ 32,345

$ 19,407

$ 78,562

$ 631,306

Total Expenditures

530,671

28,383

15,930

101,637

676,621

Pretax Income (Loss)

(29,679)

3,962

3,477

(23,075)

(45,315)

Net Operating Income (Loss)

(11,093)

3,443

2,641

(12,873)

(17,882)

Total Assets

$20,286,398

$ 1,685,589

$ 38,105

$ 299,647

$ 22,309,739

Year ended December 31, 2000

Total Revenues

$ 536,630

$ 44,206

$ 17,194

$ 12,403

$ 610,433

Total Expenditures

558,375

44,477

15,350

53,515

671,717

Pretax Income (Loss)

(21,745)

(271)

1,844

(41,112)

(61,284)

Net Operating Income (Loss)

(5,971)

(176)

1,199

7,442

2,494

Total Assets

$22,098,372

$ 1,242,549

$ 30,514

$ 686,233

$ 24,057,668

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

13.  REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis).  Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently.  The statutory financials are not prepared on a consolidated basis.

The Company's statutory surplus and net income (loss) were as follows:

Year ended December 31,

2002

2001

2000

Statutory surplus and capital

$      686,561

$     769,520

$ 940,335

Statutory net loss

$ (131,012)

$ (137,139)

$ (236)

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware.  Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Delaware Commissioner of Insurance.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle.  The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.  As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), by $25.9 million as of January 1, 2001.  This adjustment is due to $25.5 million of net deferred tax assets established as of January 1, 2001, offset by a decrease of $470,000 in the valuation of the Company's obligation for post-retirement benefits other than pensions on an NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company's and its insurance affiliate's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and SLNY.  Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company).  Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company did not pay any dividends in 2002 and paid $15.0 million and $10.0 million of dividends to its parent, SLC (U.S.) Holdings, during 2001, and 2000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the superintendent.  No dividends were paid during 2002 or 2001.  Dividends in the amount of $4.7 million were declared and paid during 2000 by the SLNY to the Company.  These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million.  There are 15 banks in the syndicate of lenders. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements.  One line of credit terminates October 2003, the other in October 2007.  As of December 31, 2002, no amounts have been borrowed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2002, 2001 and 2000

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2002, minimum future lease payments under such leases are as follows:

2003

241

2004

243

2005

250

2006

257

2007

264

Thereafter

202

Total

$ 1,457

Total rental expense for the years ended December 31, 2002, 2001 and 2000 was $7.6 million, $6.9 million and $5.0 million, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 21, 2003

Independent Auditors' Report

To the Participants in All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. International Growth Sub-Account, AIM V.I. Premier Equity Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth & Income Sub-Account, Fidelity VIP Equity Income Sub-Account, Fidelity VIP Growth Opportunities Sub-Account, Galaxy VIP Quality Plus Bond Sub-Account, Galaxy VIP Quality Columbia Real Estate Equity Sub-Account, Liberty VIT Colonial High Yield Securities Sub-Account, Liberty VIT Colonial Strategic Income Sub-Account, Liberty VIT Colonial US Growth & Income Sub-Account, Liberty VIT Liberty S&P 200 Index Sub-Account, Liberty VIT Liberty Select Value Sub-Account, Liberty VIT Liberty All Star Equity Sub-Account, Liberty VIT Liberty Federal Securities Sub-Account, Liberty VIT Newport Tiger Sub-Account, Liberty VIT Rydex Financial Services Sub-Account, Liberty VIT Rydex Health Care Sub-Account, Liberty VIT Wanger Foreign Forty Sub-Account, Liberty VIT Wanger International Small Cap Sub-Account, Liberty VIT Wanger Twenty Sub-Account, Liberty VIT Wanger U.S. Small Cap Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Investors Growth Stock Sub-Account, MFS/Sun Life Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, Rydex VIT OTC Sub-Account, SteinRoe VIT Balanced Sub-Account, SteinRoe VIT Growth Stock Sub-Account and SteinRoe VIT Money Markey Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the ''Sub-Accounts'') as of December 31, 2002, the related statements of operations and statements of changes in net assets for the period from May 1, 2002 to December 31, 2002. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002 and the results of their operations and the changes in their net assets for the period from May 1, 2002 to December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002

Assets:

Investments in:

 AIM Variable Insurance Fund, Inc.

Shares

Cost

Value

 V.I. Capital Appreciation Fund Series 2 (AI7)

763

$

14,395

$

12,502

 V.I. International Growth Fund Series 2 (AI8)

24,185

319,847

301,098

 V.I. Premier Equity Fund Series 2 (AI9)

3,756

62,293

60,741

 Alliance Variable Products Series Fund, Inc.

 Premier Growth Fund (AN1)

10,359

194,429

179,112

 Technology Fund (AN2)

154

1,400

1,537

 Growth and Income Fund (AN3)

29,982

511,198

494,407

 Fidelity Variable Insurance Products Funds

 Equity Income Portfolio (FLE)

11,985

228,003

215,737

 Growth Opportunities Portfolio (FLG)

450

5,309

5,242

 Galaxy Variable Insurance Products Funds

 VIP Quality Plus Bond (GHQ)

74,503

805,689

824,748

 VIP Quality Columbia Real Estate Equity (GCR)

2,904

29,397

27,992

 Liberty Variable Investment Trust

 Colonial High Yield Securities Fund (CHY)

25,321

157,380

145,850

 Colonial Strategic Income Fund (CSI)

46,575

438,479

414,518

 Colonial US Growth & Income Fund (CGI)

11,850

150,769

141,611

 Liberty S&P 200 Index Fund (LIF)

39,959

332,949

302,488

 Liberty Select Value Fund (LSV)

25,754

327,732

311,881

 Liberty All Star Equity Fund (LAS)

4,991

40,169

38,832

 Liberty Federal Securities Fund (LFS)

61,026

670,398

689,598

 Newport Tiger Fund (NTF)

7,309

10,994

10,744

 Rydex Financial Services Fund (RFS)

-

-

-

 Rydex Health Care Fund (RHC)

424

8,057

7,938

 Wanger Foreign Forty Fund (WFF)

2,324

25,347

22,916

 Wanger International Small Cap Fund (WIS)

12,979

178,302

172,237

 Wanger Twenty Fund (WTF)

9,930

141,430

140,900

 Wanger U.S. Small Cap Fund (USC)

23,726

458,211

439,177

 MFS/Sun Life Series Trust

 Emerging Growth Series (TEG)

4,051

48,970

48,050

 Investors Growth Stock Series (TMI)

6,312

49,739

44,120

 Investors Trust Series (STI)

3,440

47,593

46,124

 New Discovery Series (TND)

1,088

12,003

11,297

 Rydex Variable Trust

 OTC Fund (RX2)

946

9,105

8,559

 SteinRoe Variable Investment Trust

 Balanced Fund (SBF)

23,358

282,273

276,095

 Growth Stock Fund (SGF)

1,081

23,761

20,963

 Money Market Fund (SMM)

600,491

600,491

600,491

 Net assets

$

6,186,112

$

6,017,505

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Applicable to Owners of

Net Assets Applicable Contract Owners:

Deferred Variable Annuity Contracts

Consolidated All Star Contracts:

Units

Value

 AIM Variable Insurance Fund, Inc.

 AI7

1,677

$

12,502

 AI8

36,788

301,098

 AI9

8,550

60,741

 Alliance Variable Products Series Fund, Inc.

 AN1

24,572

179,112

 AN2

252

1,537

 AN3

65,510

494,407

 Fidelity Variable Insurance Products Funds

 FLE

27,398

215,737

 FLG

674

5,242

 Galaxy Variable Insurance Products Funds

 GHQ

75,702

824,748

 GCR

2,961

27,992

 Liberty Variable Investment Trust

 CHY

15,447

145,850

 CSI

39,208

414,518

 CGI

18,741

141,611

 LIF

39,731

302,488

 LSV

38,195

311,881

 LAS

5,292

38,832

 LFS

63,662

689,598

 NTF

1,345

10,744

 RFS

-

-

 RHC

1,014

7,938

 WFF

2,669

22,916

 WIS

20,913

172,237

 WTF

15,349

140,900

 USC

56,320

439,177

 MFS/Sun Life Series Trust

 TEG

6,962

48,050

 TMI

6,027

44,120

 STI

5,942

46,124

 TND

1,639

11,297

 Rydex Variable Trust

 RX2

1,304

8,559

 SteinRoe Variable Investment Trust

 SBF

31,771

276,095

 SGF

2,935

20,963

 SMM

60,365

600,491

$

6,017,505

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Period May 1, 2002 (commencement of operations) through December 31, 2002

 AI7
Sub-Account

 AI8
Sub-Account

 AI9
Sub-Account

 AN1
Sub-Account

 AN2
Sub-Account

 AN3
Sub-Account

Income and expenses:

 Dividend income

$

-

$

1,813

$

241

$

-

$

-

$

375

 Mortality and expense risk charges

(118

)

(1,856

)

(283

)

(1,049

)

(6

)

(2,406

)

 Distribution expense charges

(14

)

(223

)

(34

)

(126

)

(1

)

(288

)

 Net investment income (loss)

$

(132

)

$

(266

)

$

(76

)

$

(1,175

)

$

(7

)

$

(2,319

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(49

)

$

(5,727

)

$

(91

)

$

(3,166

)

$

(1

)

$

(15,482

)

 Realized gain distributions

-

-

-

-

-

2,305

 Net realized gains (losses)

$

(49

)

$

(5,727

)

$

(91

)

$

(3,166

)

$

(1

)

$

(13,177

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(1,893

)

$

(18,749

)

$

(1,552

)

$

(15,317

)

$

137

$

(16,791

)

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

(1,893

)

$

(18,749

)

$

(1,552

)

$

(15,317

)

$

137

$

(16,791

)

 Realized and unrealized gains (losses)

$

(1,942

)

$

(24,476

)

$

(1,643

)

$

(18,483

)

$

136

$

(29,968

)

Increase (Decrease) in net assets from operations

$

(2,074

)

$

(24,742

)

$

(1,719

)

$

(19,658

)

$

129

$

(32,287

)

 FLE
Sub-Account

 FLG
Sub-Account

 GHQ
Sub-Account

 GCR
Sub-Account

 CHY
Sub-Account

 CSI
Sub-Account

Income and expenses:

 Dividend income

$

-

$

-

$

14,422

$

537

$

11,661

$

31,811

 Mortality and expense risk charges

(1,746

)

(17

)

(5,499

)

(138

)

(1,084

)

(599

)

 Distribution expense charges

(210

)

(2

)

(660

)

(16

)

(130

)

(72

)

 Net investment income (loss)

$

(1,956

)

$

(19

)

$

8,263

$

383

$

10,447

$

31,140

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(13,693

)

$

1

$

8,558

$

(93

)

$

(1,182

)

$

86

 Realized gain distributions

-

-

-

1,100

-

-

 Net realized gains (losses)

$

(13,693

)

$

1

$

8,558

$

1,007

$

(1,182

)

$

86

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(12,266

)

$

(67

)

$

19,059

$

(1,405

)

$

(11,530

)

$

(23,961

)

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

(12,266

)

$

(67

)

$

19,059

$

(1,405

)

$

(11,530

)

$

(23,961

)

 Realized and unrealized gains (losses)

$

(25,959

)

$

(66

)

$

27,617

$

(398

)

$

(12,712

)

$

(23,875

)

Increase (Decrease) in net assets from operations

$

(27,915

)

$

(85

)

$

35,880

$

(15

)

$

(2,265

)

$

7,265

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Period May 1, 2002 (commencement of operations) through December 31, 2002- continued

 CGI
Sub-Account

 LIF
Sub-Account

 LSV
Sub-Account

 LAS
Sub-Account

 LFS
Sub-Account

 NTF
Sub-Account

Income and expenses:

 Dividend income

$

1,774

$

2,767

$

257

$

80

$

-

$

143

 Mortality and expense risk charges

(1,005

)

(2,488

)

(1,610

)

(155

)

(4,040

)

(52

)

 Distribution expense charges

(121

)

(298

)

(193

)

(19

)

(484

)

(6

)

 Net investment income (loss)

$

648

$

(19

)

$

(1,546

)

$

(94

)

$

(4,524

)

$

85

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(7,569

)

$

(4,233

)

$

(5,824

)

$

(244

)

$

5,710

$

-

 Realized gain distributions

-

-

-

-

-

-

 Net realized gains (losses)

$

(7,569

)

$

(4,233

)

$

(5,824

)

$

(244

)

$

5,710

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(9,158

)

$

(30,461

)

$

(15,851

)

$

(1,337

)

$

19,200

$

(250

)

 Beginning of year

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

(9,158

)

$

(30,461

)

$

(15,851

)

$

(1,337

)

$

19,200

$

(250

)

 Realized and unrealized gains (losses)

$

(16,727

)

$

(34,694

)

$

(21,675

)

$

(1,581

)

$

24,910

$

(250

)

Increase (Decrease) in net assets from operations

$

(16,079

)

$

(34,713

)

$

(23,221

)

$

(1,675

)

$

20,386

$

(165

)

 RFS
Sub-Account

 RHC
Sub-Account

 WFF
Sub-Account

 WIS
Sub-Account

 WTF
Sub-Account

 USC
Sub-Account

Income and expenses:

 Dividend income

$

-

$

-

$

-

$

-

$

-

$

-

 Mortality and expense risk charges

-

(52

)

(191

)

(858

)

(1,046

)

(2,964

)

 Distribution expense charges

-

(6

)

(23

)

(103

)

(125

)

(356

)

 Net investment income (loss)

$

-

$

(58

)

$

(214

)

$

(961

)

$

(1,171

)

$

(3,320

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(10

)

$

(15

)

$

(28

)

$

(1,031

)

$

(81

)

$

(13,828

)

 Realized gain distributions

-

10

-

-

-

-

 Net realized gains (losses)

$

(10

)

$

(5

)

$

(28

)

$

(1,031

)

$

(81

)

$

(13,828

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

-

$

(119

)

$

(2,431

)

$

(6,065

)

$

(530

)

$

(19,034

)

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

-

$

(119

)

$

(2,431

)

$

(6,065

)

$

(530

)

$

(19,034

)

 Realized and unrealized gains (losses)

$

(10

)

$

(124

)

$

(2,459

)

$

(7,096

)

$

(611

)

$

(32,862

)

Increase (Decrease) in net assets from operations

$

(10

)

$

(182

)

$

(2,673

)

$

(8,057

)

$

(1,782

)

$

(36,182

)

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - For the Period May 1, 2002 (commencement of operations) through December 31, 2002- continued

 TEG
Sub-Account

 TMI
Sub-Account

 STI
Sub-Account

 TND
Sub-Account

 RX2
Sub-Account

 SBF
Sub-Account

Income and expenses:

 Dividend income

$

-

$

-

$

-

$

-

$

-

$

-

 Mortality and expense risk charges

(227

)

(403

)

(259

)

(45

)

(55

)

(1,946

)

 Distribution expense charges

(27

)

(49

)

(31

)

(6

)

(6

)

(233

)

 Net investment income (loss)

$

(254

)

$

(452

)

$

(290

)

$

(51

)

$

(61

)

$

(2,179

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(20

)

$

(376

)

$

(2,856

)

$

(38

)

$

(21

)

$

(4,062

)

 Realized gain distributions

-

-

-

-

-

 Net realized gains (losses)

$

(20

)

$

(376

)

$

(2,856

)

$

(38

)

$

(21

)

$

(4,062

)

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(920

)

$

(5,619

)

$

(1,469

)

$

(706

)

$

(546

)

$

(6,178

)

 Beginning of period

-

-

-

-

-

-

 Change in unrealized appreciation (depreciation)

$

(920

)

$

(5,619

)

$

(1,469

)

$

(706

)

$

(546

)

$

(6,178

)

 Realized and unrealized gains (losses)

$

(940

)

$

(5,995

)

$

(4,325

)

$

(744

)

$

(567

)

$

(10,240

)

Increase (Decrease) in net assets from operations

$

(1,194

)

$

(6,447

)

$

(4,615

)

$

(795

)

$

(628

)

$

(12,419

)

 SGF
Sub-Account

 SMM
Sub-Account

Income and expenses:

 Dividend income

$

-

$

2,137

 Mortality and expense risk charges

(150

)

(3,355

)

 Distribution expense charges

(18

)

(402

)

 Net investment income (loss)

$

(168

)

$

(1,620

)

Realized and unrealized gains (losses):

 Realized gains (losses) on investment transactions:

 Realized gains (losses) on sale of fund shares

$

(72

)

$

-

 Realized gain distributions

-

-

 Net realized gains (losses)

$

(72

)

$

-

 Net unrealized appreciation (depreciation) on investments:

 End of year

$

(2,798

)

$

-

 Beginning of period

-

-

 Change in unrealized appreciation (depreciation)

$

(2,798

)

$

-

 Realized and unrealized gains (losses)

$

(2,870

)

$

-

Increase (Decrease) in net assets from operations

$

(3,038

)

$

(1,620

)

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

AI7

AI8

AI9

AN1

AN2

AN3

FLE

FLG

GHQ

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

Operations:

 Net investement income (loss)

$

(132

)

$

(266

)

$

(76

)

$

(1,175

)

$

(7

)

$

(2,319

)

$

(1,956

)

$

(19

)

$

8,263

 Net realized gains (losses)

(49

)

(5,727

)

(91

)

(3,166

)

(1

)

(13,177

)

(13,693

)

1

8,558

 Net unrealized gains (losses)

(1,893

)

(18,749

)

(1,552

)

(15,317

)

137

(16,791

)

(12,266

)

(67

)

19,059

 Increase (Decrease) in net assets from operations

$

(2,074

)

$

(24,742

)

$

(1,719

)

$

(19,658

)

$

129

$

(32,287

)

$

(27,915

)

$

(85

)

$

35,880

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

14,134

$

273,978

$

12,003

$

166,745

$

1,485

$

548,564

$

304,172

$

-

$

725,358

 Net transfers between Sub-Accounts and Fixed Account

442

65,663

50,552

33,589

(25

)

16,412

(36,598

)

5,327

166,852

 Withdrawals, surrenders, annuitizations and contract charges

-

(13,801

)

(95

)

(1,564

)

(52

)

(38,282

)

(23,922

)

-

(103,342

)

 Net accumulation activity

$

14,576

$

325,840

$

62,460

$

198,770

$

1,408

$

526,694

$

243,652

$

5,327

$

788,868

 Annuitization activity:

 Annutizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

 Net Annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

14,576

$

325,840

$

62,460

$

198,770

$

1,408

$

526,694

$

243,652

$

5,327

$

788,868

 Increase (Decrease) in net assets

$

12,502

$

301,098

$

60,741

$

179,112

$

1,537

$

494,407

$

215,737

$

5,242

$

824,748

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

12,502

$

301,098

$

60,741

$

179,112

$

1,537

$

494,407

$

215,737

$

5,242

$

824,748

Units Transactions:

 Beginning of year

-

-

-

-

-

-

-

-

-

 Purchase

1,619

30,651

1,607

20,537

267

68,801

35,296

-

69,439

 Transferred between Sub-Accounts and Fixed
Accumulation Account

58

7,827

6,956

4,243

(6

)

1,719

(4,917

)

674

15,822

 Withdrawn, surrendered and Annuitized

-

(1,690

)

(13

)

(208

)

(9

)

(5,010

)

(2,981

)

-

(9,559

)

 End of year

1,677

36,788

8,550

24,572

252

65,510

27,398

674

75,702

  For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GCR

CHY

CSI

CGI

LIF

LSV

LAS

LFS

NTF

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

 Period Ended
 December 31,
2002 (a)

Operations:

 Net investment income (loss)

$

383

$

10,447

$

31,140

$

648

$

(19

)

$

(1,546

)

$

(94

)

$

(4,524

)

$

85

 Net realized gains (losses)

1,007

(1,182

)

86

(7,569

)

(4,233

)

(5,824

)

(244

)

5,710

-

 Net unrealized gains (losses)

(1,405

)

(11,530

)

(23,961

)

(9,158

)

(30,461

)

(15,851

)

(1,337

)

19,200

(250

)

  Increase (Decrease) in net assets from operations

$

(15

)

$

(2,265

)

$

7,265

$

(16,079

)

$

(34,713

)

$

(23,221

)

$

(1,675

)

$

20,386

$

(165

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

22,593

$

127,042

$

353,632

$

121,381

$

301,748

$

293,265

$

34,043

$

612,713

$

10,723

 Net transfers between Sub-Accounts and Fixed Account

5,414

33,284

53,713

59,503

51,237

65,012

6,512

147,502

186

 Withdrawals, surrenders, annuitizations and contract charges

-

(12,211

)

(92

)

(23,194

)

(15,784

)

(23,175

)

(48

)

(91,003

)

-

 Net accumulation activity

$

28,007

$

148,115

$

407,253

$

157,690

$

337,201

$

335,102

$

40,507

$

669,212

$

10,909

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

28,007

$

148,115

$

407,253

$

157,690

$

337,201

$

335,102

$

40,507

$

669,212

$

10,909

 Increase (Decrease) in net assets

$

27,992

$

145,850

$

414,518

$

141,611

$

302,488

$

311,881

$

38,832

$

689,598

$

10,744

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

27,992

$

145,850

$

414,518

$

141,611

$

302,488

$

311,881

$

38,832

$

689,598

$

10,744

Units Transactions:

 Beginning of year

-

-

-

-

-

-

-

-

-

 Purchase

2,387

13,202

33,948

14,086

35,219

33,286

4,448

58,273

1,322

 Transferred between Sub-Accounts and Fixed
Accumulation Account

574

3,572

5,269

7,689

6,589

7,712

851

13,860

23

 Withdrawn, surrendered and Annuitized

-

(1,327

)

(9

)

(3,034

)

(2,077

)

(2,803

)

(7

)

(8,471

)

-

 End of year

2,961

15,447

39,208

18,741

39,731

38,195

5,292

63,662

1,345

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RFS

RHC

WFF

WIS

WTF

USC

TEG

TMI

STI

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

Period Ended

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

December 31,

2002 (b)

2002 (a)

2002 (a)

2002 (a)

2002 (a)

2002 (a)

2002 (a)

2002 (a)

2002 (a)

Operations:

 Net investment income (loss)

$

-

$

(58

)

$

(214

)

$

(961

)

$

(1,171

)

$

(3,320

)

$

(254

)

$

(452

)

$

(290

)

 Net realized gains (losses)

(10

)

(5

)

(28

)

(1,031

)

(81

)

(13,828

)

(20

)

(376

)

(2,856

)

 Net unrealized gains (losses)

-

(119

)

(2,431

)

(6,065

)

(530

)

(19,034

)

(920

)

(5,619

)

(1,469

)

 Increase (Decrease) in net assets from operations

$

(10

)

$

(182

)

$

(2,673

)

$

(8,057

)

$

(1,782

)

$

(36,182

)

$

(1,194

)

$

(6,447

)

$

(4,615

)

Participant transactions:

 Accumulation activity:

 Purchase payments received

$

-

$

2,205

$

25,182

$

116,647

$

128,029

$

456,089

$

-

$

47,771

$

69,355

 Net transfers between Sub-Accounts and Fixed Account

125

5,915

407

64,369

14,732

45,157

49,358

3,023

5,832

 Withdrawals, surrenders, annuitizations and contract charges

(115

)

-

-

(722

)

(79

)

(25,887

)

(114

)

(227

)

(24,448

)

 Net accumulation activity

$

10

$

8,120

$

25,589

$

180,294

$

142,682

$

475,359

$

49,244

$

50,567

$

50,739

 Annuitization activity:

 Annuitizations

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Annuity payments and contract charges

-

-

-

-

-

-

-

-

-

 Adjustments to annuity reserve

-

-

-

-

-

-

-

-

-

 Net annuitization activity

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 Increase (Decrease) in net assets from participant transactions

$

10

$

8,120

$

25,589

$

180,294

$

142,682

$

475,359

$

49,244

$

50,567

$

50,739

 Increase (Decrease) in net assets

$

-

$

7,938

$

22,916

$

172,237

$

140,900

$

439,177

$

48,050

$

44,120

$

46,124

Net assets:

 Beginning of year

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

$

-

 End of year

$

-

$

7,938

$

22,916

$

172,237

$

140,900

$

439,177

$

48,050

$

44,120

$

46,124

Units Transactions:

 Beginning of year

-

-

-

-

-

-

-

-

-

 Purchase

289

2,621

13,337

13,745

54,088

-

5,678

8,278

 Transferred between Sub-Accounts and Fixed
Accumulation Account

14

725

48

7,659

1,612

5,480

6,978

380

728

 Withdrawn, surrendered and Annuitized

(14

)

-

-

(83

)

(8

)

(3,248

)

(16

)

(31

)

(3,064

)

 End of year

-

1,014

2,669

20,913

15,349

56,320

6,962

6,027

5,942

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(b) For the period May 1, 2002 (commencement of operations) through August 2, 2002.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	TND	RX2	SBF	SGF	SMM
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Period Ended December 31, 2002 (a)	Period Ended December 31, 2002 (a)	Period Ended December 31, 2002 (a)	Period Ended December 31, 2002 (a)	Period Ended December 31, 2002 (a)

Operations:
Net investment income (loss)	$(51)	$(61)	$(2,179)	$(168)	$(1,620)
Net realized gains (losses)	(38)	(21)	(4,062)	(72)	-
Net unrealized gains (losses)	(706)	(546)	(6,178)	(2,798)	-
Increase (Decrease) in net assets from operations	$(795)	$(628)	$(12,419)	$(3,038)	$(1,620)

Participant transactions:
Accumulation activity:
Purchase payments received	$7,342	$-	$231,662	$12,641	$463,561

Net transfers between Sub-Accounts and Fixed Account	4,750	9,187	103,909	11,360	191,134

Withdrawals, surrenders, annuitizations and contract charges	-	-	(47,057)	-	(52,584)
Net accumulation activity	$12,092	$9,187	$288,514	$24,001	$602,111

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-

Adjustments to annuity reserve	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$12,092	$9,187	$288,514	$24,001	$602,111

Increase (Decrease) in net assets	$11,297	$8,559	$276,095	$20,963	$600,491

Net assets:
Beginning of year	$-	$-	$-	$-	$-
End of year	$11,297	$8,559	$276,095	$20,963	$600,491

Units Transactions:
Beginning of year	-	-	-	-	-
Purchase	995	-	25,263	1,450	46,464
Transferred between Sub-Accounts and Fixed Accumulation Account	644	1,304	11,908	1,485	19,181
Withdrawn, surrendered and Annuitized	-	-	(5,400)	-	(5,280)
End of year	1,639	1,304	31,771	2,935	60,365

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor''), was established on July 13, 1989 as a funding vehicle for the variable portion of All Star contracts, All Star Freedom contracts, All Star Traditions contracts and All Star Extra contracts (collectively, the ''Contracts'') and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. The Funds offered are: AIM Variable Insurance Fund, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Galaxy Variable Insurance Products Funds, Liberty Variable Investment Trust, MFS/Sun Life Series Trust, Rydex Variable Trust and SteinRoe Variable Investment Trust (collectively, "the Funds"). Massachusetts Financial Services Company (''MFS''), an affiliate of the Sponsor, is the investment adviser to the MFS/Sun Life Series Trust (the "Series Trust").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6

All-Star contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
All-Star Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
All-Star Traditions contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
All-Star Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to $50 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust and charges a management fee at an effective annual rate ranging from 1.12% to 1.34%, of the Series Trust net assets.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sales of the contract. In no event shall the aggreagate withdrawal charges exceed 8% of the purchase payments made under the contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to All-Star Traditions and All-Star Extra contracts and an effective annual rate of 0.20% of the net assets attributable to All-Star and All-Star Freedom contracts.

As reimbursement for administrative expenses attributable to All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2002, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. International Growth Fund Series 2	$-	$1,017
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	-	10
Technology Fund	1	-
Growth and Income Fund	-	21
Galaxy Variable Insurance Products Funds
VIP Quality Plus Bond	-	5,771
Liberty Variable Investment Trust
Colonial High Yield Securities Fund	-	8
Colonial Strategic Income Fund	2	-
Colonial US Growth & Income Fund	-	4
Liberty S&P 200 Index Fund	-	1,142
Liberty Federal Securities Fund	3	2,729
Newport Tiger Fund	-	-
Rydex Financial Services Fund	1	-
Wanger International Small Cap Fund	1	58
Wanger U.S. Small Cap Fund	2	10
MFS/Sun Life Series Trust
Investors Growth Stock Series	2	18
SteinRoe Variable Investment Trust
Balanced Fund	-	1,677
Money Market Fund	-	4,040

(4) Annuity Reserves

Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2002:

	Purchases	Sales

AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund Series 2	$14,699	$255
V.I. International Growth Fund Series 2	352,865	27,291
V.I. Premier Equity Fund Series 2	62,893	509
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	212,036	14,441
Technology Fund	1,547	146
Growth and Income Fund	629,867	103,187
Fidelity Variable Insurance Products Funds
Equity Income Portfolio	326,876	85,180
Growth Opportunities Portfolio	5,327	19
Galaxy Variable Insurance Products Funds
VIP Quality Plus Bond	1,001,856	204,725
VIP Quality Columbia Real Estate Equity	30,368	877
Liberty Variable Investment Trust
Colonial High Yield Securities Fund	174,097	15,535
Colonial Strategic Income Fund	441,221	2,828
Colonial US Growth & Income Fund	188,965	30,627
Liberty S&P 200 Index Fund	356,840	19,658
Liberty Select Value Fund	364,098	30,542
Liberty All Star Equity Fund	41,745	1,332
Liberty Federal Securities Fund	775,015	110,327
Newport Tiger Fund	11,051	57
Rydex Financial Services Fund	125	115
Rydex Health Care Fund	8,173	101
Wanger Foreign Forty Fund	25,586	211
Wanger International Small Cap Fund	183,933	4,599
Wanger Twenty Fund	143,973	2,462
Wanger U.S. Small Cap Fund	528,023	55,984
MFS/Sun Life Series Trust
Emerging Growth Series	49,337	347
Investors Growth Stock Series	51,528	1,413
Investors Trust Series	75,177	24,728
New Discovery Series	12,099	58
Rydex Variable Trust
OTC Fund	9,185	59
SteinRoe Variable Investment Trust
Balanced Fund	336,148	49,813
Growth Stock Fund	23,984	150
Money Market Fund	778,079	177,588

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002, follows:

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AI7
	December 31, 2002 (a)	1,677	$ 7.4505	to	$ 7.4738	$12,502	-%	1.35%	to	2.30%	(25.49)%	to	(25.26)%
AI8
	December 31, 2002 (a)	36,788	8.1517	to	10.0737	301,098	1.66	1.35	to	2.30	(18.48)	to	0.74
AI9
	December 31, 2002 (a)	8,550	7.0926	to	7.1148	60,741	1.49	1.35	to	2.30	(29.07)	to	(28.85)
AN1
	December 31, 2002 (a)	24,572	7.2523	to	10.3646	179,112	-	1.35	to	2.30	(27.48)	to	3.65
AN2
	December 31, 2002 (a)	252	6.0902			1,537	-	1.35	to	2.30	(39.10)
AN3
	December 31, 2002 (a)	65,510	7.5168	to	10.5259	494,407	0.26	1.35	to	2.30	(24.83)	to	5.26
FLE
	December 31, 2002 (a)	27,398	7.8605	to	10.4684	215,737	-	1.35	to	2.30	(21.39)	to	4.68
FLG
	December 31, 2002 (a)	674	7.7709			5,242	-	1.35	to	2.30	(22.29)
GHQ
	December 31, 2002 (a)	75,702	10.3478	to	10.9598	824,748	4.49	1.35	to	2.30	3.48	to	9.60
GCR
	December 31, 2002 (a)	2,961	9.4404	to	10.5736	27,992	6.62	1.35	to	2.30	(5.60)	to	5.74
CHY
	December 31, 2002 (a)	15,447	9.4149	to	10.5476	145,850	18.83	1.35	to	2.30	(5.85)	to	5.48
CSI
	December 31, 2002 (a)	39,208	10.5562	to	10.5890	414,518	76.18	1.35	to	2.30	5.56	to	5.89
CGI
	December 31, 2002 (a)	18,741	7.5409	to	7.5644	141,611	2.90	1.35	to	2.30	(24.59)	to	(24.36)
LIF
	December 31, 2002 (a)	39,731	7.5845	to	10.5239	302,488	2.04	1.35	to	2.30	(24.15)	to	5.24
LSV
	December 31, 2002 (a)	38,195	8.1362	to	8.1743	311,881	0.26	1.35	to	2.30	(18.64)	to	(18.26)
LAS
	December 31, 2002 (a)	5,292	7.3014	to	10.7386	38,832	0.79	1.35	to	2.30	(26.99)	to	7.39
LFS
	December 31, 2002 (a)	63,662	10.2107	to	10.8539	689,598	-	1.35	to	2.30	2.11	to	8.54
NTF
	December 31, 2002 (a)	1,345	7.9686	to	7.9935	10,744	4.54	1.35	to	2.30	(20.31)	to	(20.07)
RFS
	December 31, 2002 (b)	-		-		-	-		-			-
RHC
	December 31, 2002 (a)	1,014	7.8379	to	7.8501	7,938	-	1.35	to	2.30	(21.62)	to	(21.50)
WFF
	December 31, 2002 (a)	2,669	8.5737	to	8.600	22,916	-	1.35	to	2.30	(14.26)	to	(14.00)
WIS
	December 31, 2002 (a)	20,913	8.2074	to	10.6574	172,237	-	1.35	to	2.30	(17.93)	to	6.57
WTF
	December 31, 2002 (a)	15,349	9.1591	to	9.1876	140,900	-	1.35	to	2.30	(8.41)	to	(8.12)
USC
	December 31, 2002 (a)	56,320	7.7641	to	10.8667	439,177	-	1.35	to	2.30	(22.36)	to	8.67
TEG
	December 31, 2002 (a)	6,962	6.902			48,050	-	1.35	to	2.30	(30.98)
TMI
	December 31, 2002 (a)	6,027	7.3117	to	7.3345	44,120	-	1.35	to	2.30	(26.88)	to	(26.65)
STI
	December 31, 2002 (a)	5,942	7.7550	to	7.7670	46,124	-	1.35	to	2.30	(22.45)	to	(22.33)
TND
	December 31, 2002 (a)	1,639	6.8602	to	10.3023	11,297	-	1.35	to	2.30	(31.40)	to	3.02
RX2
	December 31, 2002 (a)	1,304	6.5644			8,559	-	1.35	to	2.30	(34.36)

(a) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(b) For the period May 1, 2002 (commencement of operations) through August 2, 2002.

All-Star, All-Star Freedom, All-Star Traditions and All-Star Extra

Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
SBF
	December 31, 2002 (a)	31,771	$8.6562	to	$10.3477	$ 276,095	-%	1.35%	to	2.30%	(13.44)%	to	3.48%^
SGF
	December 31, 2002 (a)	2,935	7.1300	to	7.1635	20,963	-	1.35	to	2.30	(28.70)	to	(28.37)
SMM
	December 31, 2002 (a)	60,365	9.9159	to	9.9877	600,491	1.06	1.35	to	2.30	(0.84)	to	(0.12)

* Represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Independent Auditors' Report

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Lord Abbett Growth & Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life Global Asset Allocation S Sub-Account, MFS/Sun Life Global Asset Allocation Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Growth S Sub-Account MFS/Sun Life Global Governments Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life Global Telecommunications S Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Global Telecommunications Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Growth Sub-Account, MFS/Sun Life Bond S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life International Investors Trust S Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Technology S Sub-Account, MFS/Sun Life Technology Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Total Return S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Strategic Value S Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Capital Appreciation Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002

Assets:
Investment in	Shares	Cost	Value
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	29,780	$356,569	$357,959
Templeton International Securities Fund (FTI)	111,464	1,058,766	1,049,989
Franklin Value Securities Fund (FVS)	22,053	207,753	211,927
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio (LA1)	19,045	365,517	358,622
Mid-Cap Value (LA2)	20,504	284,210	284,181
MFS/Sun Life Series Trust:
Bond S Class (MF7)	3,119,520	35,182,386	36,841,535
Bond Series (BDS)	17,670,435	196,364,396	209,394,657
Capital Appreciation S Class (MFD)	1,523,118	26,077,494	20,470,703
Capital Appreciation Series (CAS)	41,596,847	1,285,782,700	560,725,499
Capital Opportunities S Class (CO1)	1,176,250	14,013,230	10,868,551
Capital Opportunities Series (COS)	26,813,596	530,788,734	248,562,031
Emerging Growth S Class (MFF)	930,871	12,634,419	9,746,218
Emerging Growth Series (EGS)	35,252,497	883,787,403	370,503,740
Emerging Markets Equity S Class (EM1)	241,057	2,180,083	2,036,932
Emerging Markets Equity Series (FCE)	3,550,164	35,013,644	30,105,387
Global Asset Allocation S Class (GA1)	177,315	1,970,721	1,874,220
Global Asset Allocation Series (GAA)	5,735,624	80,445,836	60,797,613
Global Governments S Class (GG1)	339,026	3,695,627	3,969,999
Global Governments Series (GGS)	5,508,812	58,905,598	64,728,545
Global Growth S Class (GG2)	470,062	4,147,658	3,713,489
Global Growth Series (GGR)	19,866,300	286,892,684	157,738,424
Global Telecommunications S Class (GT1)	160,078	485,864	372,982
Global Telecommunications Series (GTS)	594,396	2,393,503	1,390,888
Global Total Return S Class (GT2)	423,878	5,527,820	5,544,326
Global Total Return Series (GTR)	5,876,026	86,274,695	77,034,704
Government Securities S Class (MFK)	6,755,154	90,335,797	93,288,670
Government Securities Series (GSS)	53,696,421	698,531,229	743,695,427
High Yield S Class (MFC)	4,993,075	32,428,490	32,604,779
High Yield Series (HYS)	39,250,563	290,519,646	257,483,692
International Growth S Class (IG1)	1,254,874	11,252,135	10,428,002
International Growth Series (FCG)	10,476,879	116,657,057	87,272,404
International Investors Trust S Class (MI1)	237,150	2,281,287	2,198,379
International Investors Trust Series (MII)	5,220,234	64,107,894	48,443,772
Managed Sectors S Class (MS1)	170,192	2,666,223	2,241,427
Managed Sectors Series (MSS)	10,902,349	345,082,724	144,020,033
Massachusetts Investors Growth Stock S Class (M1B)	4,223,056	36,474,474	29,392,471
Massachusetts Investors Growth Stock Series (MIS)	58,998,726	793,640,014	411,221,117
Massachusetts Investors Trust S Class (MFL)	2,236,971	55,221,869	46,842,173
Massachusetts Investors Trust Series (MIT)	48,931,420	1,657,211,388	1,028,049,127
Mid Cap Growth S Class (MC1)	3,819,778	19,761,369	14,018,585
Mid Cap Growth Series (MCS)	10,873,817	68,835,823	39,906,909
Mid Cap Value S Class (MCV)	88,720	705,069	703,547
Money Market S Class (MM1)	52,742,601	52,742,601	52,742,601
Money Market Series (MMS)	581,957,305	581,957,305	581,957,305
New Discovery S Class (M1A)	1,832,089	21,713,793	17,111,716
New Discovery Series (NWD)	15,179,678	224,168,076	142,385,383
Research S Class (RE1)	642,410	8,690,410	7,124,327
Research Series (RES)	39,695,955	825,671,850	442,212,938
Research Growth and Income S Class (RG1)	647,580	7,507,977	6,404,569
Research Growth and Income Series (RGS)	6,226,849	82,024,000	61,770,347
Research International S Class (RI1)	639,469	6,166,228	5,755,219
Research International Series (RSS)	6,841,858	82,883,790	61,781,978
Strategic Growth S Class (SG1)	889,197	6,068,173	4,997,289
Strategic Growth Series (SGS)	6,784,359	64,407,688	38,195,939
Strategic Income S Class (SI1)	1,255,328	12,524,241	12,904,773
Strategic Income Series (SIS)	5,452,007	54,508,470	56,210,197
Strategic Value S Class (SVS)	135,709	1,089,756	1,072,102

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Investment in
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Technology S Class (TE1)	538,493	$2,178,832	$1,507,781
Technology Series (TEC)	4,974,330	29,002,970	14,027,609
Total Return S Class (MFJ)	7,616,972	130,260,358	120,729,010
Total Return Series (TRS)	90,003,100	1,691,774,026	1,431,049,257
Utilities S Class (MFE)	1,009,862	11,107,521	9,331,126
Utilities Series (UTS)	22,721,822	387,513,838	210,858,505
Value S Class (MV1)	4,215,492	52,031,839	46,412,571
Value Series (MVS)	23,641,000	304,324,837	261,233,052
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	6,729	180,011	178,514
Main St. Growth and Income (OMG)	11,845	184,971	180,752
Main St. Small Cap Growth Fund (OMS)	16,583	157,190	154,060
PIMCO Variable Insurance Trust
Real Return Bond Portfolio (PRR)	42,944	498,666	511,033
Total Return Bond Portfolio (PTR)	146,133	1,488,329	1,494,944
Sun Capital Advisers Trust
Sun Capital Real Estate Fund (SC3)	24,681	287,201	273,956
		$12,483,664,745	$8,461,062,488
Liability:
Payable to Sponsor			(2,491,586)
Net Assets			$8,458,570,902

Net Assets Applicable to Contract Owners:	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS Consolidated Regatta Contracts:
Franklin Templeton Variable Insurance Products Trust
FMS	35,337	$357,959	$-	$357,959
FTI	109,241	1,049,989	-	1,049,989
FVS	20,281	211,927	-	211,927
Lord Abbett Series Fund, Inc.
LA1	33,508	358,622	-	358,622
LA2	26,664	284,181	-	284,181
MFS/Sun Life Series Trust:
BDS	16,672,091	208,744,678	550,435	209,295,113
CAS	53,276,821	557,305,635	2,993,088	560,298,723
CO1	1,659,796	10,825,561	42,680	10,868,241
COS	36,579,889	248,229,061	301,650	248,530,711
EGS	50,696,788	369,614,662	823,356	370,438,018
EM1	204,949	2,036,932	-	2,036,932
FCE	3,685,145	29,937,981	138,651	30,076,632
FCG	11,708,342	87,133,782	127,113	87,260,895
GA1	210,153	1,874,220	-	1,874,220
GAA	4,636,581	60,359,017	395,293	60,754,310
GG1	344,004	3,955,950	13,945	3,969,895
GG2	468,329	3,713,489	-	3,713,489
GGR	13,695,036	157,184,892	537,866	157,722,758
GGS	4,610,834	64,500,757	208,811	64,709,568
GSS	50,577,174	741,861,716	1,858,553	743,720,269
GT1	66,336	372,982	-	372,982
GT2	575,530	5,544,326	-	5,544,326
GTR	5,490,465	76,607,689	379,658	76,987,347
GTS	555,343	1,390,888	-	1,390,888
HYS	20,985,015	256,423,330	870,503	257,293,833
IG1	1,265,240	10,426,683	1,270	10,427,953
M1A	2,530,871	17,084,957	26,516	17,111,473
M1B	4,230,272	29,392,471	-	29,392,471
MC1	2,772,461	14,009,338	9,143	14,018,481

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

Applicable to Owners of			Reserve for
Deferred Variable Annuity Contracts			Variable
Units		Value	Annuities	Total
MFS/Sun Life Series Trust - continued
MCS	10,939,748	$39,852,323	$54,142	$39,906,465
MCV	86,168	703,547	-	703,547
MF7	3,399,082	36,828,051	13,384	36,841,435
MFC	3,266,770	32,595,032	9,684	32,604,716
MFD	3,163,343	20,457,935	12,599	20,470,534
MFE	1,391,497	9,313,477	17,526	9,331,003
MFF	1,550,123	9,745,241	941	9,746,182
MFJ	13,048,289	120,678,503	50,130	120,728,633
MFK	8,558,119	93,261,962	26,509	93,288,471
MFL	6,235,850	46,839,279	2,786	46,842,065
MI1	253,434	2,198,379	-	2,198,379
MII	4,845,066	48,340,906	82,110	48,423,016
MIS	65,830,913	410,598,093	622,188	411,220,281
MIT	93,484,847	1,024,231,285	3,621,136	1,027,852,421
MM1	5,279,063	52,630,742	118,205	52,748,947
MMS	47,957,226	578,794,451	2,776,559	581,571,010
MS1	320,127	2,241,427	-	2,241,427
MSS	14,253,338	143,616,226	354,861	143,971,087
MV1	5,567,204	46,388,105	24,284	46,412,389
MVS	25,236,732	260,843,056	400,085	261,243,141
NWD	18,934,627	142,173,306	221,853	142,395,159
RE1	998,378	7,113,370	10,875	7,124,245
RES	40,346,263	440,226,760	1,848,387	442,075,147
RG1	836,210	6,404,569	-	6,404,569
RGS	7,794,225	61,672,325	113,185	61,785,510
RI1	688,316	5,755,219	-	5,755,219
RSS	8,305,636	61,757,531	62,394	61,819,925
SG1	729,461	4,997,289	-	4,997,289
SGS	8,056,046	38,149,608	43,453	38,193,061
SI1	1,211,192	12,894,543	10,163	12,904,706
SIS	5,060,468	56,065,465	147,675	56,213,140
SVS	131,129	1,072,102	-	1,072,102
TE1	292,860	1,507,781	-	1,507,781
TEC	5,811,547	14,011,854	15,080	14,026,934
TRS	86,032,615	1,423,669,699	6,601,385	1,430,271,084
UTS	22,902,575	210,330,776	483,642	210,814,418
Oppenheimer Variable Account Fund
OCA	16,503	178,514	-	178,514
OMG	17,855	180,752	-	180,752
OMS	15,242	154,060	-	154,060
PIMCO Variable Insurance Trust
PRR	48,547	511,033	-	511,033
PTR	144,063	1,494,943	-	1,494,943
Sun Capital Advisers Trust
SC3	27,198	273,956	-	273,956
		$8,431,547,150	$27,023,752	$8,458,570,902

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002

	FMS	FTI	FVS	LA1	LA2
	Sub-Account(b)	Sub-Account(b)	Sub-Account(b)	Sub-Account(b)	Sub-Account(b)
Income and Expenses:
Dividend income	$-	$-	$-	$1,805	$894
Mortality and expense risk charges	(511)	(1,213)	(335)	(583)	(261)
Distribution and administrative expense charges	(61)	(146)	(41)	(70)	(31)
Net investment income (loss)	$(572)	$(1,359)	$(376)	$1,152	$602

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$218	$53	$194	$93	$24
Realized gain distributions	-	-	-	40	-
Net realized gains (losses)	$218	$53	$194	$133	$24

Net unrealized appreciation (depreciation) on investments:
End of year	$1,390	$(8,777)	$4,174	$(6,895)	$(29)
Beginning of year	-	-	-	-	-
Change in unrealized appreciation (depreciation)	$1,390	$(8,777)	$4,174	$(6,895)	$(29)

Realized and unrealized gains (losses)	$1,608	$(8,724)	$4,368	$(6,762)	$(5)
Increase (Decrease) in net assets from operations	$1,036	$(10,083)	$3,992	$(5,610)	$597

	BDS	CAS	CO1	COS	EGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$6,750,259	$1,339,103	$5,723	$306,500	$-
Mortality and expense risk charges	(2,371,898)	(9,388,497)	(137,370)	(4,557,237)	(6,684,734)
Distribution and administrative expense charges	(284,628)	(1,126,620)	(16,484)	(546,868)	(802,169)
Net investment income (loss)	$4,093,733	$(9,176,014)	$(148,131)	$(4,797,605)	$(7,486,903)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,605,564	$(382,909,764)	$(371,827)	$(108,712,383)	$(171,071,995)
Realized gain distributions	1,049,023	-	-	-	-
Net realized gains (losses)	$3,654,587	$(382,909,764)	$(371,827)	$(108,712,383)	$(171,071,995)

Net unrealized appreciation (depreciation) on investments:
End of year	$13,030,261	$(725,057,201)	$(3,144,679)	$(282,226,703)	$(513,283,663)
Beginning of year	5,799,672	(785,519,636)	428,718	(252,637,713)	(444,623,841)
Change in unrealized appreciation (depreciation)	$7,230,589	$60,462,435	$(3,573,397)	$(29,588,990)	$(68,659,822)

Realized and unrealized gains (losses)	$10,885,176	$(322,447,329)	$(3,945,224)	$(138,301,373)	$(239,731,817)
Increase (Decrease) in net assets from operations	$14,978,909	$(331,623,343)	$(4,093,355)	$(143,098,978)	$(247,218,720)

(b) For the period August 05, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	EM1	FCE	FCG	GA1	GAA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$20,437	$440,065	$572,569	$38,365	$2,498,892
Mortality and expense risk charges	(24,510)	(457,697)	(1,315,228)	(17,542)	(891,739)
Distribution and administrative expense charges	(2,941)	(54,924)	(157,827)	(2,105)	(107,009)
Net investment income (loss)	$(7,014)	$(72,556)	$(900,486)	$18,718	$1,500,144

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(114,030)	$(1,409,605)	$(8,001,430)	$(16,733)	$(6,888,095)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(114,030)	$(1,409,605)	$(8,001,430)	$(16,733)	$(6,888,095)

Net unrealized appreciation (depreciation) on investments:
End of year	$(143,151)	$(4,908,257)	$(29,384,653)	$(96,501)	$(19,648,223)
Beginning of year	22,077	(4,199,144)	(23,976,161)	10,282	(18,511,417)
Change in unrealized appreciation (depreciation)	$(165,228)	$(709,113)	$(5,408,492)	$(106,783)	$(1,136,806)

Realized and unrealized gains (losses)	$(279,258)	$(2,118,718)	$(13,409,922)	$(123,516)	$(8,024,901)
Increase (Decrease) in net assets from operations	$(286,272)	$(2,191,274)	$(14,310,408)	$(104,798)	$(6,524,757)

	GG1	GG2	GGR	GGS	GSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$6,616	$568,605	$-	$29,541,821
Mortality and expense risk charges	(24,302)	(35,680)	(2,548,801)	(620,013)	(8,266,544)
Distribution and administrative expense charges	(2,916)	(4,282)	(305,856)	(74,402)	(991,985)
Net investment income (loss)	$(27,218)	$(33,346)	$(2,286,052)	$(694,415)	$20,283,292

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$75,289	$(96,558)	$(56,684,239)	$96,097	$4,528,114
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$75,289	$(96,558)	$(56,684,239)	$96,097	$4,528,114

Net unrealized appreciation (depreciation) on investments:
End of year	$274,372	$(434,169)	$(129,154,260)	$5,822,947	$45,164,198
Beginning of year	(4,940)	36,251	(140,388,530)	(3,418,046)	17,946,429
Change in unrealized appreciation (depreciation)	$279,312	$(470,420)	$11,234,270	$9,240,993	$27,217,769

Realized and unrealized gains (losses)	$354,601	$(566,978)	$(45,449,969)	$9,337,090	$31,745,883
Increase (Decrease) in net assets from operations	$327,383	$(600,324)	$(47,736,021)	$8,642,675	$52,029,175

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	GT1	GT2	GTR	GTS	HYS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$62,956	$1,537,162	$-	$27,938,295
Mortality and expense risk charges	(4,370)	(49,511)	(997,996)	(25,214)	(3,428,412)
Distribution and administrative expense charges	(525)	(5,941)	(119,760)	(3,026)	(411,409)
Net investment income (loss)	$(4,895)	$7,504	$419,406	$(28,240)	$24,098,474

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(25,215)	$(30,105)	$(2,777,769)	$(1,077,797)	$(33,156,854)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(25,215)	$(30,105)	$(2,777,769)	$(1,077,797)	$(33,156,854)

Net unrealized appreciation (depreciation) on investments:
End of year	$(112,882)	$16,506	$(9,239,991)	$(1,002,615)	$(33,035,954)
Beginning of year	17,418	12,982	(10,839,592)	(927,110)	(44,853,159)
Change in unrealized appreciation (depreciation)	$(130,300)	$3,524	$1,599,601	$(75,505)	$11,817,205

Realized and unrealized gains (losses)	$(155,515)	$(26,581)	$(1,178,168)	$(1,153,302)	$(21,339,649)
Increase (Decrease) in net assets from operations	$(160,410)	$(19,077)	$(758,762)	$(1,181,542)	$2,758,825

	IG1	M1A	M1B	MC1	MCS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$57,711	$-	$29,935	$-	$-
Mortality and expense risk charges	(122,841)	(194,475)	(335,134)	(163,966)	(689,105)
Distribution and administrative expense charges	(14,741)	(23,337)	(40,216)	(19,676)	(82,692)
Net investment income (loss)	$(79,871)	$(217,812)	$(345,415)	$(183,642)	$(771,797)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,032,560	$(731,683)	$(798,785)	$(1,705,465)	$(21,346,885)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$1,032,560	$(731,683)	$(798,785)	$(1,705,465)	$(21,346,885)

Net unrealized appreciation (depreciation) on investments:
End of year	$(824,133)	$(4,602,077)	$(7,082,003)	$(5,742,784)	$(28,928,914)
Beginning of year	93,985	763,760	575,726	469,217	(12,006,258)
Change in unrealized appreciation (depreciation)	$(918,118)	$(5,365,837)	$(7,657,729)	$(6,212,001)	$(16,922,656)

Realized and unrealized gains (losses)	$114,442	$(6,097,520)	$(8,456,514)	$(7,917,466)	$(38,269,541)
Increase (Decrease) in net assets from operations	$34,571	$(6,315,332)	$(8,801,929)	$(8,101,108)	$(39,041,338)

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	MCV	MF7	MFC	MFD	MFE
	Sub-Account (c)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$859,864	$1,851,970	$26,450	$308,054
Mortality and expense risk charges	(2,780)	(332,015)	(258,678)	(238,305)	(109,407)
Distribution and administrative expense charges	(334)	(39,842)	(31,042)	(28,597)	(13,129)
Net investment income (loss)	$(3,114)	$488,007	$1,562,250	$(240,452)	$185,518

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,361)	$(36,842)	$(1,000,412)	$(802,353)	$(765,472)
Realized gain distributions	-	134,159	-	-	-
Net realized gains (losses)	$(1,361)	$97,317	$(1,000,412)	$(802,353)	$(765,472)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,522)	$1,659,149	$176,289	$(5,606,791)	$(1,776,395)
Beginning of year	-	(5,827)	104,223	505,361	(27,434)
Change in unrealized appreciation (depreciation)	$(1,522)	$1,664,976	$72,066	$(6,112,152)	$(1,748,961)

Realized and unrealized gains (losses)	$(2,883)	$1,762,293	$(928,346)	$(6,914,505)	$(2,514,433)
Increase (Decrease) in net assets from operations	$(5,997)	$2,250,300	$633,904	$(7,154,957)	$(2,328,915)

	MFF	MFJ	MFK	MFL	MI1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$2,415,989	$2,252,653	$351,392	$17,086
Mortality and expense risk charges	(121,550)	(1,131,851)	(765,032)	(500,475)	(25,229)
Distribution and administrative expense charges	(14,586)	(135,822)	(91,804)	(60,057)	(3,027)
Net investment income (loss)	$(136,136)	$1,148,316	$1,395,817	$(209,140)	$(11,170)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(652,171)	$(766,622)	$(9,501)	$(751,300)	$158,321
Realized gain distributions	-	2,506,019	-	-	-
Net realized gains (losses)	$(652,171)	$1,739,397	$(9,501)	$(751,300)	$158,321

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,888,201)	$(9,531,348)	$2,952,873	$(8,379,696)	$(82,908)
Beginning of year	279,763	782,663	(143,144)	491,228	4,445
Change in unrealized appreciation (depreciation)	$(3,167,964)	$(10,314,011)	$3,096,017	$(8,870,924)	$(87,353)

Realized and unrealized gains (losses)	$(3,820,135)	$(8,574,614)	$3,086,516	$(9,622,224)	$70,968
Increase (Decrease) in net assets from operations	$(3,956,271)	$(7,426,298)	$4,482,333	$(9,831,364)	$59,798

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	MII	MIS	MIT	MM1	MMS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$447,192	$815,066	$13,778,202	$421,420	$7,784,560
Mortality and expense risk charges	(696,380)	(7,097,809)	(16,659,168)	(568,533)	(7,761,178)
Distribution and administrative expense charges	(83,566)	(851,737)	(1,999,100)	(68,224)	(931,341)
Net investment income (loss)	$(332,754)	$(7,134,480)	$(4,880,066)	$(215,337)	$(907,959)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(5,788,484)	$(119,932,703)	$(149,023,111)	$-	$-
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(5,788,484)	$(119,932,703)	$(149,023,111)	$-	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(15,664,122)	$(382,418,897)	$(629,162,261)	$-	$-
Beginning of year	(17,374,873)	(310,487,444)	(435,764,972)	-	-
Change in unrealized appreciation (depreciation)	$1,710,751	$(71,931,453)	$(193,397,289)	$-	$-

Realized and unrealized gains (losses)	$(4,077,733)	$(191,864,156)	$(342,420,400)	$-	$-
Increase (Decrease) in net assets from operations	$(4,410,487)	$(198,998,636)	$(347,300,466)	$(215,337)	$(907,959)

	MS1	MSS	MV1	MVS	NWD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$276,248	$2,408,288	$-
Mortality and expense risk charges	(24,601)	(2,414,896)	(503,976)	(3,747,085)	(2,424,056)
Distribution and administrative expense charges	(2,952)	(289,787)	(60,477)	(449,650)	(290,887)
Net investment income (loss)	$(27,553)	$(2,704,683)	$(288,205)	$(1,788,447)	$(2,714,943)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(84,808)	$(74,284,868)	$(445,012)	$(7,695,407)	$(30,404,508)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(84,808)	$(74,284,868)	$(445,012)	$(7,695,407)	$(30,404,508)

Net unrealized appreciation (depreciation) on investments:
End of year	$(424,796)	$(201,062,691)	$(5,619,268)	$(43,091,785)	$(81,782,693)
Beginning of year	44,756	(213,870,768)	606,318	(1,796,719)	(31,457,775)
Change in unrealized appreciation (depreciation)	$(469,552)	$12,808,077	$(6,225,586)	$(41,295,066)	$(50,324,918)

Realized and unrealized gains (losses)	$(554,360)	$(61,476,791)	$(6,670,598)	$(48,990,473)	$(80,729,426)
Increase (Decrease) in net assets from operations	$(581,913)	$(64,181,474)	$(6,958,803)	$(50,778,920)	$(83,444,369)

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	RE1	RES	RG1	RGS	RI1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$23,472	$2,552,835	$36,281	$543,570	$12,445
Mortality and expense risk charges	(81,483)	(7,510,078)	(73,411)	(981,107)	(59,613)
Distribution and administrative expense charges	(9,778)	(901,209)	(8,809)	(117,733)	(7,154)
Net investment income (loss)	$(67,789)	$(5,858,452)	$(45,939)	$(555,270)	$(54,322)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(254,138)	$(108,793,269)	$(230,597)	$(7,741,158)	$58,965
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(254,138)	$(108,793,269)	$(230,597)	$(7,741,158)	$58,965

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,566,083)	$(383,458,912)	$(1,103,408)	$(20,253,653)	$(411,009)
Beginning of year	130,966	(306,794,969)	115,329	(8,193,525)	45,160
Change in unrealized appreciation (depreciation)	$(1,697,049)	$(76,663,943)	$(1,218,737)	$(12,060,128)	$(456,169)

Realized and unrealized gains (losses)	$(1,951,187)	$(185,457,212)	$(1,449,334)	$(19,801,286)	$(397,204)
Increase (Decrease) in net assets from operations	$(2,018,976)	$(191,315,664)	$(1,495,273)	$(20,356,556)	$(451,526)

	RSS	SG1	SGS	SI1	SIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$185,639	$-	$-	$315,155	$2,307,204
Mortality and expense risk charges	(936,348)	(55,145)	(669,776)	(109,983)	(672,433)
Distribution and administrative expense charges	(112,362)	(6,617)	(80,373)	(13,198)	(80,692)
Net investment income (loss)	$(863,071)	$(61,762)	$(750,149)	$191,974	$1,554,079

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(7,463,512)	$(185,417)	$(20,806,722)	$(6,301)	$(136,444)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$(7,463,512)	$(185,417)	$(20,806,722)	$(6,301)	$(136,444)

Net unrealized appreciation (depreciation) on investments:
End of year	$(21,101,812)	$(1,070,884)	$(26,211,749)	$380,532	$1,701,727
Beginning of year	(19,506,007)	133,618	(26,083,609)	6,560	28,351
Change in unrealized appreciation (depreciation)	$(1,595,805)	$(1,204,502)	$(128,140)	$373,972	$1,673,376

Realized and unrealized gains (losses)	$(9,059,317)	$(1,389,919)	$(20,934,862)	$367,671	$1,536,932
Increase (Decrease) in net assets from operations	$(9,922,388)	$(1,451,681)	$(21,685,011)	$559,645	$3,091,011

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	SVS	TE1	TEC	TRS	UTS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$-	$51,682,538	$10,756,481
Mortality and expense risk charges	(4,371)	(21,664)	(276,789)	(19,845,715)	(3,532,061)
Distribution and administrative expense charges	(525)	(2,600)	(33,215)	(2,381,486)	(423,847)
Net investment income (loss)	$(4,896)	$(24,264)	$(310,004)	$29,455,337	$6,800,573

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(14,385)	$(581,207)	$(15,007,510)	$(53,109,598)	$(81,991,651)
Realized gain distributions	-	-	-	53,369,285	-
Net realized gains (losses)	$(14,385)	$(581,207)	$(15,007,510)	$259,687	$(81,991,651)

Net unrealized appreciation (depreciation) on investments:
End of year	$(17,654)	$(671,051)	$(14,975,361)	$(260,724,769)	$(176,655,333)
Beginning of year	-	69,805	(15,260,406)	(109,762,974)	(155,955,543)
Change in unrealized appreciation (depreciation)	$(17,654)	$(740,856)	$285,045	$(150,961,795)	$(20,699,790)

Realized and unrealized gains (losses)	$(32,039)	$(1,322,063)	$(14,722,465)	$(150,702,108)	$(102,691,441)
Increase (Decrease) in net assets from operations	$(36,935)	$(1,346,327)	$(15,032,469)	$(121,246,771)	$(95,890,868)

	OCA	OMG	OMS	PRR	PTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$-	$1,777	$5,532
Mortality and expense risk charges	(412)	(354)	(278)	(860)	(2,113)
Distribution and administrative expense charges	(50)	(42)	(34)	(103)	(254)
Net investment income (loss)	$(462)	$(396)	$(312)	$814	$3,165

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$36	$(18)	$3	$109	$38
Realized gain distributions	-	-	-	788	12,215
Net realized gains (losses)	$36	$(18)	$3	$897	$12,253

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,497)	$(4,219)	$(3,130)	$12,367	$6,615
Beginning of year	-	-	-	-	-
Change in unrealized appreciation (depreciation)	$(1,497)	$(4,219)	$(3,130)	$12,367	$6,615

Realized and unrealized gains (losses)	$(1,461)	$(4,237)	$(3,127)	$13,264	$18,868
Increase (Decrease) in net assets from operations	$(1,923)	$(4,633)	$(3,439)	$14,078	$22,033

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
SC3
Sub-Account
Income and Expenses:
Dividend income	$9,897
Mortality and expense risk charges	(438)
Distribution and administrative expense charges	(53)
Net investment income (loss)	$9,406

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(8)
Realized gain distributions	10,631
Net realized gains (losses)	$10,623

Net unrealized appreciation (depreciation) on investments:
End of year	$(13,245)
Beginning of year	-
Change in unrealized appreciation (depreciation)	$(13,245)

Realized and unrealized gains (losses)	$(2,622)
Increase (Decrease) in net assets from operations	$6,784

See notes to financial statements.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	FMS	FTI	FVS	LA1	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2002 (b)	2002 (b)	2002 (b)	2002 (b)	2002 (b)
Operations:
Net investment income (loss)	$(572)	$(1,359)	$(376)	$1,152	$602
Net realized gains (losses)	218	53	194	133	24
Net unrealized gains (losses)	1,390	(8,777)	4,174	(6,895)	(29)
Increase (Decrease) in net assets from operations	$1,036	$(10,083)	$3,992	$(5,610)	$597

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$273,329	$403,127	$143,641	$276,744	$260,168
Net transfers between Sub-Accounts and Fixed Account	83,594	657,800	64,445	87,905	23,567
Withdrawals, surrenders, annuitizations and contract charges	-	(855)	(151)	(417)	(151)
Net accumulation activity	$356,923	$1,060,072	$207,935	$364,232	$283,584

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-
Net Transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$356,923	$1,060,072	$207,935	$364,232	$283,584

Increase (Decrease) in net assets	$357,959	$1,049,989	$211,927	$358,622	$284,181

Net Assets:
Beginning of year	$-	$-	$-	$-	$-
End of year	$357,959	$1,049,989	$211,927	$358,622	$284,181

Units Transactions:
Beginning of year	-	-	-	-	-
Purchase	27,010	41,692	14,088	25,450	24,477
Transferred between Sub-Accounts and Fixed Accumulation Account	8,327	67,637	6,207	8,096	2,201
Withdrawn, Surrendered and Annuitized	-	(88)	(14)	(38)	(14)
End of year	35,337	109,241	20,281	33,508	26,664

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	BDS		CAS		CO1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$4,093,733	$2,277,102	$(9,176,014)	$(12,778,919)	$(148,131)	$(16,090)
Net realized gains (losses)	3,654,587	1,881,580	(382,909,764)	300,129,955	(371,827)	(9,646)
Net unrealized gains (losses)	7,230,589	2,483,769	60,462,435	(713,894,051)	(3,573,397)	428,718
Increase (Decrease) in net assets from operations	$14,978,909	$6,642,451	$(331,623,343)	$(426,543,015)	$(4,093,355)	$402,982

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,564,689	$21,602,569	$7,984,994	$49,483,582	$5,596,537	$4,762,819
Net transfers between Sub-Accounts and Fixed Account	49,409,135	81,026,874	(57,513,980)	43,697,162	3,224,381	1,580,207
Withdrawals, surrenders, annuitizations and contract charges	(25,678,851)	(15,999,370)	(120,030,608)	(167,306,131)	(636,251)	(17,256)
Net accumulation activity	$25,294,973	$86,630,073	$(169,559,594)	$(74,125,387)	$8,184,667	$6,325,770

Annuitization Activity:
Annuitizations	$-	$164,649	$153,993	$787,719	$53,623	$-
Annuity payments and contract charges	(82,823)	(34,804)	(747,430)	(1,428,760)	(5,136)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(34,509)	(2,727)	81,414	(199,438)	(310)	-
Net annuitization activity	$(117,332)	$127,118	$(512,023)	$(840,479)	$48,177	$-
Increase (Decrease) in net assets from contract owner transactions	$25,177,641	$86,757,191	$(170,071,617)	$(74,965,866)	$8,232,844	$6,325,770

Increase (Decrease) in net assets	$40,156,550	$93,399,642	$(501,694,960)	$(501,508,881)	$4,139,489	$6,728,752

Net Assets:
Beginning of year	$169,138,563	$75,738,921	$1,061,993,683	$1,563,502,564	$6,728,752	$-
End of year	$209,295,113	$169,138,563	$560,298,723	$1,061,993,683	$10,868,241	$6,728,752

Units Transactions:
Beginning of year	14,562,283	6,882,376	64,553,284	60,852,212	707,598	-
Purchase	130,651	1,983,536	942,516	6,160,711	669,166	533,188
Transferred between Sub-Accounts and Fixed Accumulation Account	4,129,823	7,104,168	(4,262,327)	5,198,633	384,672	176,982
Withdrawn, Surrendered and Annuitized	(2,150,666)	(1,407,797)	(7,956,652)	(7,658,272)	(101,640)	(2,572)
End of year	16,672,091	14,562,283	53,276,821	64,553,284	1,659,796	707,598

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	COS		EGS		EM1
	Sub-Accounts		Sub-Accounts		Sub-Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(4,797,605)	$(8,342,542)	$(7,486,903)	$(12,862,147)	$(7,014)	$(672)
Net realized gains (losses)	(108,712,383)	70,666,441	(171,071,995)	155,218,178	(114,030)	381
Net unrealized gains (losses)	(29,588,990)	(253,104,530)	(68,659,822)	(613,045,438)	(165,228)	22,077
Increase (Decrease) in net assets from operations	$(143,098,978)	$(190,780,631)	$(247,218,720)	$(470,689,407)	$(286,272)	$21,786

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,474,022	$63,680,946	$4,533,694	$51,612,787	$1,264,490	$277,227
Net transfers between Sub-Accounts and Fixed Account	(66,309,026)	(5,451,267)	(81,392,865)	(27,891,645)	761,872	80,026
Withdrawals, surrenders, annuitizations and contract charges	(39,720,495)	(51,682,839)	(68,678,141)	(84,256,673)	(80,774)	(1,423)
Net accumulation activity	$(102,555,499)	$6,546,840	$(145,537,312)	$(60,535,531)	$1,945,588	$355,830

Annuitization Activity:
Annuitizations	$-	$227,183	$45,741	$478,068	$-	$-
Annuity payments and contract charges	(117,999)	(215,224)	(327,463)	(473,538)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	1,680	(180,402)	(3,632)	(309,532)	-	-
Net annuitization activity	$(116,319)	$(168,443)	$(285,354)	$(305,002)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(102,671,818)	$6,378,397	$(145,822,666)	$(60,840,533)	$1,945,588	$355,830

Increase (Decrease) in net assets	$(245,770,796)	$(184,402,234)	$(393,041,386)	$(531,529,940)	$1,659,316	$377,616

Net Assets:
Beginning of year	$494,301,507	$678,703,741	$763,479,404	$1,295,009,344	$377,616	$-
End of year	$248,530,711	$494,301,507	$370,438,018	$763,479,404	$2,036,932	$377,616

Units Transactions:
Beginning of year	49,296,039	43,724,458	65,948,379	61,880,135	36,622	-
Purchase	468,094	7,793,885	629,726	7,300,234	114,419	28,514
Transferred between Sub-Accounts and Fixed Accumulation Account	(8,863,967)	1,822,678	(9,243,938)	2,175,012	61,923	8,274
Withdrawn, Surrendered and Annuitized	(4,320,277)	(4,044,982)	(6,637,379)	(5,407,002)	(8,015)	(166)
End of year	36,579,889	49,296,039	50,696,788	65,948,379	204,949	36,622
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	FCE		FCG		GA1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(72,556)	$(488,990)	$(900,486)	$(882,986)	$18,718	$(878)
Net realized gains (losses)	(1,409,605)	(2,521,212)	(8,001,430)	2,248,595	(16,733)	(245)
Net unrealized gains (losses)	(709,113)	1,665,038	(5,408,492)	(23,843,213)	(106,783)	10,282
Increase (Decrease) in net assets from operations	$(2,191,274)	$(1,345,164)	$(14,310,408)	$(22,477,604)	$(104,798)	$9,159

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$336,047	$3,247,277	$1,325,782	$14,779,339	$1,050,377	$365,610
Net transfers between Sub-Accounts and Fixed Account	4,848,897	(2,616,209)	(5,950,235)	17,818,382	556,629	127,818
Withdrawals, surrenders, annuitizations and contract charges	(4,844,186)	(3,503,652)	(10,712,751)	(9,324,452)	(129,174)	(1,401)
Net accumulation activity	$340,758	$(2,872,584)	$(15,337,204)	$23,273,269	$1,477,832	$492,027

Annuitization Activity:
Annuitizations	$-	$32,295	$7,928	$69,817	$-	$-
Annuity payments and contract charges	(15,279)	(15,787)	(21,548)	(22,866)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(21,052)	(85,031)	(4,563)	3,793	-	-
Net annuitization activity	$(36,331)	$(68,523)	$(18,183)	$50,744	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$304,427	$(2,941,107)	$(15,355,387)	$23,324,013	$1,477,832	$492,027

Increase (Decrease) in net assets	$(1,886,847)	$(4,286,271)	$(29,665,795)	$846,409	$1,373,034	$501,186

Net Assets:
Beginning of year	$31,963,479	$36,249,750	$116,926,690	$116,080,281	$501,186	$-
End of year	$30,076,632	$31,963,479	$87,260,895	$116,926,690	$1,874,220	$501,186

Units Transactions:
Beginning of year	3,800,561	4,136,671	13,618,628	10,704,387	51,398	-
Purchase	37,755	397,540	171,778	1,742,164	111,138	38,223
Transferred between Sub-Accounts and Fixed Accumulation Account	403,000	(311,285)	(759,280)	2,182,554	61,335	13,320
Withdrawn, Surrendered and Annuitized	(556,171)	(422,365)	(1,322,784)	(1,010,477)	(13,718)	(145)
End of year	3,685,145	3,800,561	11,708,342	13,618,628	210,153	51,398

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GAA		GG1		GG2
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$1,500,144	$3,483,476	$(27,218)	$(386)	$(33,346)	$(3,713)
Net realized gains (losses)	(6,888,095)	6,222,020	75,289	6	(96,558)	5,560
Net unrealized gains (losses)	(1,136,806)	(20,927,104)	279,312	(4,940)	(470,420)	36,251
Increase (Decrease) in net assets from operations	$(6,524,757)	$(11,221,608)	$327,383	$(5,320)	$(600,324)	$38,098

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$669,302	$2,245,118	$2,025,641	$118,021	$1,579,033	$1,090,338
Net transfers between Sub-Accounts and Fixed Account	(6,033,872)	(6,122,870)	1,631,290	55,079	1,559,952	234,365
Withdrawals, surrenders, annuitizations and contract charges	(11,822,887)	(12,385,431)	(193,294)	(1,687)	(182,302)	(5,671)
Net accumulation activity	$(17,187,457)	$(16,263,183)	$3,463,637	$171,413	$2,956,683	$1,319,032

Annuitization Activity:
Annuitizations	$108,915	$64,460	$14,540	$-	$-	$-
Annuity payments and contract charges	(122,309)	(142,822)	(1,654)	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(25,069)	6,590	(104)	-	-	-
Net annuitization activity	$(38,463)	$(71,772)	$12,782	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(17,225,920)	$(16,334,955)	$3,476,419	$171,413	$2,956,683	$1,319,032

Increase (Decrease) in net assets	$(23,750,677)	$(27,556,563)	$3,803,802	$166,093	$2,356,359	$1,357,130

Net Assets:
Beginning of year	$84,504,987	$112,061,550	$166,093	$-	$1,357,130	$-
End of year	$60,754,310	$84,504,987	$3,969,895	$166,093	$3,713,489	$1,357,130

Units Transactions:
Beginning of year	5,837,945	6,729,316	17,109	-	140,349	-
Purchase	61,866	217,079	194,946	11,772	175,879	115,733
Transferred between Sub-Accounts and Fixed Accumulation Account	(441,120)	(297,027)	149,769	5,531	175,009	25,224
Withdrawn, Surrendered and Annuitized	(822,110)	(811,423)	(17,820)	(194)	(22,908)	(608)
End of year	4,636,581	5,837,945	344,004	17,109	468,329	140,349

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GGR		GGS		GSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(2,286,052)	$(2,169,924)	$(694,415)	$(704,141)	$20,283,292	$21,132,259
Net realized gains (losses)	(56,684,239)	92,727,026	96,097	(1,057,832)	4,528,114	4,046,946
Net unrealized gains (losses)	11,234,270	(170,242,925)	9,240,993	14,006	27,217,769	3,763,939
Increase (Decrease) in net assets from operations	$(47,736,021)	$(79,685,823)	$8,642,675	$(1,747,967)	$52,029,175	$28,943,144

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,197,195	$11,795,697	$837,429	$2,973,311	$19,413,929	$68,003,893
Net transfers between Sub-Accounts and Fixed Account	(27,098,041)	(18,114,536)	20,849,237	(2,898,351)	189,926,837	81,931,003
Withdrawals, surrenders, annuitizations and contract charges	(30,247,996)	(39,996,781)	(10,404,311)	(8,291,944)	(112,973,131)	(66,588,445)
Net accumulation activity	$(55,148,842)	$(46,315,620)	$11,282,355	$(8,216,984)	$96,367,635	$83,346,451

Annuitization Activity:
Annuitizations	$6,939	$131,880	$13,422	$57,248	$141,946	$444,447
Annuity payments and contract charges	(136,935)	(241,458)	(78,834)	(175,299)	(660,933)	(596,840)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(13,486)	(12,393)	(32,096)	(129,104)	(69,314)	107,348
Net annuitization activity	$(143,482)	$(121,971)	$(97,508)	$(247,155)	$(588,301)	$(45,045)
Increase (Decrease) in net assets from contract owner transactions	$(55,292,324)	$(46,437,591)	$11,184,847	$(8,464,139)	$95,779,334	$83,301,406

Increase (Decrease) in net assets	$(103,028,345)	$(126,123,414)	$19,827,522	$(10,212,106)	$147,808,509	$112,244,550

Net Assets:
Beginning of year	$260,751,103	$386,874,517	$44,882,046	$55,094,152	$595,911,760	$483,667,210
End of year	$157,722,758	$260,751,103	$64,709,568	$44,882,046	$743,720,269	$595,911,760

Units Transactions:
Beginning of year	17,723,668	19,042,715	3,647,399	4,205,253	43,557,072	34,436,408
Purchase	234,808	1,332,446	70,005	284,386	1,601,821	6,198,376
Transferred between Sub-Accounts and Fixed Accumulation Account	(2,282,798)	(516,326)	1,677,469	(216,162)	12,927,838	7,481,539
Withdrawn, Surrendered and Annuitized	(1,980,642)	(2,135,167)	(784,039)	(626,078)	(7,509,557)	(4,559,251)
End of year	13,695,036	17,723,668	4,610,834	3,647,399	50,577,174	43,557,072

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GT1		GT2		GTR
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(4,895)	$(470)	$7,504	$(2,641)	$419,406	$2,484,126
Net realized gains (losses)	(25,215)	181	(30,105)	(233)	(2,777,769)	5,232,287
Net unrealized gains (losses)	(130,300)	17,418	3,524	12,982	1,599,601	(15,002,474)
Increase (Decrease) in net assets from operations	$(160,410)	$17,129	$(19,077)	$10,108	$(758,762)	$(7,286,061)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$222,175	$212,751	$2,288,946	$1,131,071	$923,510	$3,685,853
Net transfers between Sub-Accounts and Fixed Account	82,773	5,898	1,869,065	332,274	4,646,419	(425,868)
Withdrawals, surrenders, annuitizations and contract charges	(6,571)	(763)	(67,406)	(655)	(11,905,476)	(8,948,404)
Net accumulation activity	$298,377	$217,886	$4,090,605	$1,462,690	$(6,335,547)	$(5,688,419)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$22,199	$20,585
Annuity payments and contract charges	-	-	-	-	(72,879)	(72,608)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(39,313)	(15,084)
Net annuitization activity	$-	$-	$-	$-	$(89,993)	$(67,107)
Increase (Decrease) in net assets from contract owner transactions	$298,377	$217,886	$4,090,605	$1,462,690	$(6,425,540)	$(5,755,526)

Increase (Decrease) in net assets	$137,967	$235,015	$4,071,528	$1,472,798	$(7,184,302)	$(13,041,587)

Net Assets:
Beginning of year	$235,015	$-	$1,472,798	$-	$84,171,649	$97,213,236
End of year	$372,982	$235,015	$5,544,326	$1,472,798	$76,987,347	$84,171,649

Units Transactions:
Beginning of year	24,957	-	151,199	-	5,780,805	5,859,411
Purchase	33,670	24,434	240,584	116,859	78,902	365,101
Transferred between Sub-Accounts and Fixed Accumulation Account	12,857	610	194,806	34,406	432,986	114,156
Withdrawn, Surrendered and Annuitized	(5,148)	(87)	(11,059)	(66)	(802,228)	(557,863)
End of year	66,336	24,957	575,530	151,199	5,490,465	5,780,805

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GTS		HYS		IG1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(28,240)	$(37,645)	$24,098,474	$24,591,094	$(79,871)	$(7,197)
Net realized gains (losses)	(1,077,797)	(1,126,221)	(33,156,854)	(20,611,540)	1,032,560	8,289
Net unrealized gains (losses)	(75,505)	(645,673)	11,817,205	(4,446,806)	(918,118)	93,985
Increase (Decrease) in net assets from operations	$(1,181,542)	$(1,809,539)	$2,758,825	$(467,252)	$34,571	$95,077

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$54,175	$1,165,042	$2,612,480	$25,313,847	$4,527,332	$2,115,028
Net transfers between Sub-Accounts and Fixed Account	(40,601)	2,302,209	(10,818,426)	36,097,676	4,848,362	905,065
Withdrawals, surrenders, annuitizations and contract charges	(218,548)	(279,960)	(38,199,666)	(38,386,294)	(2,087,732)	(11,130)
Net accumulation activity	$(204,974)	$3,187,291	$(46,405,612)	$23,025,229	$7,287,962	$3,008,963

Annuitization Activity:
Annuitizations	$-	$-	$168,718	$348,049	$1,534	$-
Annuity payments and contract charges	-	-	(287,181)	(347,667)	(105)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(36,001)	(32,276)	(49)	-
Net annuitization activity	$-	$-	$(154,464)	$(31,894)	$1,380	$-
Increase (Decrease) in net assets from contract owner transactions	$(204,974)	$3,187,291	$(46,560,076)	$22,993,335	$7,289,342	$3,008,963

Increase (Decrease) in net assets	$(1,386,516)	$1,377,752	$(43,801,251)	$22,526,083	$7,323,913	$3,104,040

Net Assets:
Beginning of year	$2,777,404	$1,399,652	$301,095,084	$278,569,001	$3,104,040	$-
End of year	$1,390,888	$2,777,404	$257,293,833	$301,095,084	$10,427,953	$3,104,040

Units Transactions:
Beginning of year	662,983	192,652	24,640,912	21,080,519	326,874	-
Purchase	17,643	194,248	248,178	2,599,677	501,152	229,953
Transferred between Sub-Accounts and Fixed Accumulation Account	(47,757)	340,601	(987,124)	3,663,203	670,533	98,206
Withdrawn, Surrendered and Annuitized	(77,526)	(64,518)	(2,916,951)	(2,702,487)	(233,319)	(1,285)
End of year	555,343	662,983	20,985,015	24,640,912	1,265,240	326,874

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	M1A		M1B		MC1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$(217,812)	$(15,700)	$(345,415)	$(29,540)	$(183,642)	$(15,181)
Net realized gains (losses)	(731,683)	(6,631)	(798,785)	(4,965)	(1,705,465)	(2,497)
Net unrealized gains (losses)	(5,365,837)	763,760	(7,657,729)	575,726	(6,212,001)	469,217
Increase (Decrease) in net assets from operations	$(6,315,332)	$741,429	$(8,801,929)	$541,221	$(8,101,108)	$451,539

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,269,451	$5,422,456	$15,870,561	$10,459,061	$9,276,606	$5,080,329
Net transfers between Sub-Accounts and Fixed Account	7,331,325	1,516,318	9,667,852	2,911,664	6,572,293	1,460,830
Withdrawals, surrenders, annuitizations and contract charges	(870,069)	(16,001)	(1,208,871)	(47,088)	(718,323)	(14,922)
Net accumulation activity	$15,730,707	$6,922,773	$24,329,542	$13,323,637	$15,130,576	$6,526,237

Annuitization Activity:
Annuitizations	$35,680	$-	$-	$-	$12,591	$-
Annuity payments and contract charges	(3,542)	-	-	-	(1,249)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(242)	-	-	-	(105)	-
Net annuitization activity	$31,896	$-	$-	$-	$11,237	$-
Increase (Decrease) in net assets from contract owner transactions	$15,762,603	$6,922,773	$24,329,542	$13,323,637	$15,141,813	$6,526,237

Increase (Decrease) in net assets	$9,447,271	$7,664,202	$15,527,613	$13,864,858	$7,040,705	$6,977,776

Net Assets:
Beginning of year	$7,664,202	$-	$13,864,858	$-	$6,977,776	$-
End of year	$17,111,473	$7,664,202	$29,392,471	$13,864,858	$14,018,481	$6,977,776

Units Transactions:
Beginning of year	744,162	-	1,419,642	-	723,935	-
Purchase	1,038,386	583,286	1,821,934	1,116,248	1,243,210	563,457
Transferred between Sub-Accounts and Fixed Accumulation Account	867,033	162,646	1,153,027	309,368	939,270	162,126
Withdrawn, Surrendered and Annuitized	(118,710)	(1,770)	(164,331)	(5,974)	(133,954)	(1,648)
End of year	2,530,871	744,162	4,230,272	1,419,642	2,772,461	723,935

  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MCS		MCV	MF7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002 (c)	2002	2001 (a)
Operations:
Net investment income (loss)	$(771,797)	$(810,794)	$(3,114)	$488,007	$(21,736)
Net realized gains (losses)	(21,346,885)	(5,583,340)	(1,361)	97,317	2,485
Net unrealized gains (losses)	(16,922,656)	(10,809,262)	(1,522)	1,664,976	(5,827)
Increase (Decrease) in net assets from operations	$(39,041,338)	$(17,203,396)	$(5,997)	$2,250,300	$(25,078)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$577,381	$19,252,187	$320,249	$14,086,132	$8,391,627
Net transfers between Sub-Accounts and Fixed Account	8,776,726	51,511,542	394,325	12,078,989	2,139,891
Withdrawals, surrenders, annuitizations and contract charges	(5,828,964)	(4,541,036)	(5,030)	(2,051,922)	(40,951)
Net accumulation activity	$3,525,143	$66,222,693	$709,544	$24,113,199	$10,490,567

Annuitization Activity:
Annuitizations	$4,156	$55,031	$-	$14,159	$-
Annuity payments and contract charges	(6,171)	(1,822)	-	(1,612)	-
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	(1,302)	858	-	(100)	-
Net annuitization activity	$(3,317)	$54,067	$-	$12,447	$-
Increase (Decrease) in net assets from contract owner transactions	$3,521,826	$66,276,760	$709,544	$24,125,646	$10,490,567

Increase (Decrease) in net assets	$(35,519,512)	$49,073,364	$703,547	$26,375,946	$10,465,489

Net Assets:
Beginning of year	$75,425,977	$26,352,613	$-	$10,465,489	$-
End of year	$39,906,465	$75,425,977	$703,547	$36,841,435	$10,465,489

Units Transactions:
Beginning of year	10,773,649	2,851,533	-	1,039,445	-
Purchase	115,995	2,347,222	39,705	1,390,968	834,296
Transferred between Sub-Accounts and Fixed Accumulation Account	1,306,324	6,188,835	47,078	1,174,965	211,901
Withdrawn, Surrendered and Annuitized	(1,256,220)	(613,941)	(615)	(206,296)	(6,752)
End of year	10,939,748	10,773,649	86,168	3,399,082	1,039,445

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFC		MFD		MFE
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$1,562,250	$(17,247)	$(240,452)	$(23,645)	$185,518	$(12,654)
Net realized gains (losses)	(1,000,412)	5,466	(802,353)	(1,327)	(765,472)	(5,691)
Net unrealized gains (losses)	72,066	104,223	(6,112,152)	505,361	(1,748,961)	(27,434)
Increase (Decrease) in net assets from operations	$633,904	$92,442	$(7,154,957)	$480,389	$(2,328,915)	$(45,779)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$13,016,093	$5,291,548	$9,979,560	$7,920,862	$3,856,688	$3,911,698
Net transfers between Sub-Accounts and Fixed Account	12,022,299	2,943,090	7,054,616	3,111,617	2,841,058	1,548,081
Withdrawals, surrenders, annuitizations and contract charges	(1,357,205)	(46,593)	(870,610)	(66,008)	(455,394)	(13,912)
Net accumulation activity	$23,681,187	$8,188,045	$16,163,566	$10,966,471	$6,242,352	$5,445,867

Annuitization Activity:
Annuitizations	$9,671	$-	$16,904	$-	$19,227	$-
Annuity payments and contract charges	(470)	-	(1,669)	-	(1,626)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(63)	-	(170)	-	(123)	-
Net annuitization activity	$9,138	$-	$15,065	$-	$17,478	$-
Increase (Decrease) in net assets from contract owner transactions	$23,690,325	$8,188,045	$16,178,631	$10,966,471	$6,259,830	$5,445,867

Increase (Decrease) in net assets	$24,324,229	$8,280,487	$9,023,674	$11,446,860	$3,930,915	$5,400,088

Net Assets:
Beginning of year	$8,280,487	$-	$11,446,860	$-	$5,400,088	$-
End of year	$32,604,716	$8,280,487	$20,470,534	$11,446,860	$9,331,003	$5,400,088

Units Transactions:
Beginning of year	838,150	-	1,178,384	-	605,177	-
Purchase	1,321,172	541,269	1,195,273	860,728	494,247	433,053
Transferred between Sub-Accounts and Fixed Accumulation Account	1,246,987	301,734	914,462	325,336	359,375	173,796
Withdrawn, Surrendered and Annuitized	(139,539)	(4,853)	(124,776)	(7,680)	(67,302)	(1,672)
End of year	3,266,770	838,150	3,163,343	1,178,384	1,391,497	605,177

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFF		MFJ		MFK
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Period End	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001 (a)
Operations:
Net investment income (loss)	$(136,136)	$(10,929)	$1,148,316	$(65,275)	$1,395,817	$(56,822)
Net realized gains (losses)	(652,171)	(1,123)	1,739,397	(9,727)	(9,501)	4,476
Net unrealized gains (losses)	(3,167,964)	279,763	(10,314,011)	782,663	3,096,017	(143,144)
Increase (Decrease) in net assets from operations	$(3,956,271)	$267,711	$(7,426,298)	$707,661	$4,482,333	$(195,490)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,120,600	$3,936,656	$59,652,592	$22,840,059	$32,428,415	$22,105,464
Net transfers between Sub-Accounts and Fixed Account	3,111,019	920,802	42,745,374	6,927,475	36,864,681	2,013,815
Withdrawals, surrenders, annuitizations and contract charges	(643,652)	(12,073)	(4,649,697)	(120,919)	(4,331,047)	(104,814)
Net accumulation activity	$8,587,967	$4,845,385	$97,748,269	$29,646,615	$64,962,049	$24,014,465

Annuitization Activity:
Annuitizations	$1,514	$-	$59,472	$-	$28,565	$-
Annuity payments and contract charges	(87)	-	(6,709)	-	(3,252)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(37)	-	(377)	-	(199)	-
Net annuitization activity	$1,390	$-	$52,386	$-	$25,114	$-
Increase (Decrease) in net assets from contract owner transactions	$8,589,357	$4,845,385	$97,800,655	$29,646,615	$64,987,163	$24,014,465

Increase (Decrease) in net assets	$4,633,086	$5,113,096	$90,374,357	$30,354,276	$69,469,496	$23,818,975

Net Assets:
Beginning of year	$5,113,096	$-	$30,354,276	$-	$23,818,975	$-
End of year	$9,746,182	$5,113,096	$120,728,633	$30,354,276	$93,288,471	$23,818,975

Units Transactions:
Beginning of year	526,836	-	3,047,596	-	2,355,604	-
Purchase	736,254	427,885	6,122,165	2,353,498	3,198,551	2,170,001
Transferred between Sub-Accounts and Fixed Accumulation Account	380,778	100,322	4,426,034	710,260	3,497,333	196,430
Withdrawn, Surrendered and Annuitized	(93,745)	(1,371)	(547,506)	(16,162)	(493,369)	(10,827)
End of year	1,550,123	526,836	13,048,289	3,047,596	8,558,119	2,355,604

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFL		MI1		MII
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(209,140)	$(43,338)	$(11,170)	$(1,204)	$(332,754)	$455,191
Net realized gains (losses)	(751,300)	(4,160)	158,321	1,655	(5,788,484)	4,462,907
Net unrealized gains (losses)	(8,870,924)	491,228	(87,353)	4,445	1,710,751	(17,523,716)
Increase (Decrease) in net assets from operations	$(9,831,364)	$443,730	$59,798	$4,896	$(4,410,487)	$(12,605,618)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,868,525	$13,956,914	$1,096,678	$411,528	$421,727	$3,631,371
Net transfers between Sub-Accounts and Fixed Account	17,725,359	4,583,160	666,775	6,166	(1,131,388)	(1,920,625)
Withdrawals, surrenders, annuitizations and contract charges	(1,865,378)	(42,414)	(47,221)	(241)	(7,941,573)	(7,297,037)
Net accumulation activity	$37,728,506	$18,497,660	$1,716,232	$417,453	$(8,651,234)	$(5,586,291)

Annuitization Activity:
Annuitizations	$3,883	$-	$-	$-	$-	$3,600
Annuity payments and contract charges	(242)	-	-	-	(29,483)	(26,064)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(108)	-	-	-	(12,135)	5,673
Net annuitization activity	$3,533	$-	$-	$-	$(41,618)	$(16,791)
Increase (Decrease) in net assets from contract owner transactions	$37,732,039	$18,497,660	$1,716,232	$417,453	$(8,692,852)	$(5,603,082)

Increase (Decrease) in net assets	$27,900,675	$18,941,390	$1,776,030	$422,349	$(13,103,339)	$(18,208,700)

Net Assets:
Beginning of year	$18,941,390	$-	$422,349	$-	$61,526,355	$79,735,055
End of year	$46,842,065	$18,941,390	$2,198,379	$422,349	$48,423,016	$61,526,355

Units Transactions:
Beginning of year	1,960,395	-	45,114	-	5,653,736	5,941,691
Purchase	2,467,270	1,483,159	117,862	44,414	40,036	400,258
Transferred between Sub-Accounts and Fixed Accumulation Account	2,059,574	482,689	95,885	749	(114,421)	(86,482)
Withdrawn, Surrendered and Annuitized	(251,389)	(5,453)	(5,427)	(49)	(734,285)	(601,731)
End of year	6,235,850	1,960,395	253,434	45,114	4,845,066	5,653,736

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MIS		MIT		MM1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(7,134,480)	$(10,560,506)	$(4,880,066)	$(11,131,153)	$(215,337)	$11,373
Net realized gains (losses)	(119,932,703)	57,468,214	(149,023,111)	150,337,332	-	-
Net unrealized gains (losses)	(71,931,453)	(306,123,669)	(193,397,289)	(504,032,324)	-	-
Increase (Decrease) in net assets from operations	$(198,998,636)	$(259,215,961)	$(347,300,466)	$(364,826,145)	$(215,337)	$11,373

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$5,247,825	$93,725,331	$13,205,858	$102,958,111	$78,441,041	$22,578,965
Net transfers between Sub-Accounts and Fixed Account	(73,387,309)	41,379,579	(131,535,540)	16,368,069	11,644,385	(1,496,530)
Withdrawals, surrenders, annuitizations and contract charges	(54,468,052)	(59,511,624)	(177,865,737)	(198,691,283)	(57,616,155)	(715,868)
Net accumulation activity	$(122,607,536)	$75,593,286	$(296,195,419)	$(79,365,103)	$32,469,271	$20,366,567

Annuitization Activity:
Annuitizations	$13,393	$355,145	$123,802	$1,423,428	$13,887	$112,057
Annuity payments and contract charges	(198,590)	(236,630)	(1,112,911)	(1,412,825)	(15,218)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(32,966)	(182,032)	(10,444)	(225,568)	11,950	(5,603)
Net annuitization activity	$(218,163)	$(63,517)	$(999,553)	$(214,965)	$10,619	$106,454
Increase (Decrease) in net assets from contract owner transactions	$(122,825,699)	$75,529,769	$(297,194,972)	$(79,580,068)	$32,479,890	$20,473,021

Increase (Decrease) in net assets	$(321,824,335)	$(183,686,192)	$(644,495,438)	$(444,406,213)	$32,264,553	$20,484,394

Net Assets:
Beginning of year	$733,044,616	$916,730,808	$1,672,347,859	$2,116,754,072	$20,484,394	$-
End of year	$411,220,281	$733,044,616	$1,027,852,421	$1,672,347,859	$52,748,947	$20,484,394

Units Transactions:
Beginning of year	82,854,696	70,352,554	114,934,813	107,858,561	2,033,294	-
Purchase	734,385	11,737,512	1,264,050	10,770,919	7,923,676	2,254,021
Transferred between Sub-Accounts and Fixed Accumulation Account	(10,701,366)	6,640,237	(10,650,348)	6,780,367	1,163,800	(149,287)
Withdrawn, Surrendered and Annuitized	(7,056,802)	(5,875,607)	(12,063,668)	(10,475,034)	(5,841,707)	(71,440)
End of year	65,830,913	82,854,696	93,484,847	114,934,813	5,279,063	2,033,294

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MMS		MS1		MSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period End	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(907,959)	$11,660,134	$(27,553)	$(2,332)	$(2,704,683)	$(4,613,849)
Net realized gains (losses)	-	-	(84,808)	(321)	(74,284,868)	20,072,878
Net unrealized gains (losses)	-	-	(469,552)	44,756	12,808,077	(197,494,828)
Increase (Decrease) in net assets from operations	$(907,959)	$11,660,134	$(581,913)	$42,103	$(64,181,474)	$(182,035,799)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$27,424,518	$120,144,574	$1,275,192	$623,414	$2,123,359	$11,289,111
Net transfers between Sub-Accounts and Fixed Account	304,930,662	398,556,666	832,853	90,928	(28,773,717)	(38,232,278)
Withdrawals, surrenders, annuitizations and contract charges	(404,066,221)	(284,802,038)	(40,892)	(258)	(27,745,455)	(43,762,901)
Net accumulation activity	$(71,711,041)	$233,899,202	$2,067,153	$714,084	$(54,395,813)	$(70,706,068)

Annuitization Activity:
Annuitizations	$405,606	$2,296,745	$-	$-	$17,607	$96,446
Annuity payments and contract charges	(523,684)	(436,283)	-	-	(128,925)	(308,911)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(188,394)	83,978	-	-	49,975	34,088
Net annuitization activity	$(306,472)	$1,944,440	$-	$-	$(61,343)	$(178,377)
Increase (Decrease) in net assets from contract owner transactions	$(72,017,513)	$235,843,642	$2,067,153	$714,084	$(54,457,156)	$(70,884,445)

Increase (Decrease) in net assets	$(72,925,472)	$247,503,776	$1,485,240	$756,187	$(118,638,630)	$(252,920,244)

Net Assets:
Beginning of year	$654,496,482	$406,992,706	$756,187	$-	$262,609,717	$515,529,961
End of year	$581,571,010	$654,496,482	$2,241,427	$756,187	$143,971,087	$262,609,717

Units Transactions:
Beginning of year	53,824,814	33,305,762	78,580	-	18,605,449	20,880,787
Purchase	2,326,155	11,568,946	148,920	69,314	196,173	1,469,485
Transferred between Sub-Accounts and Fixed Accumulation Account	23,907,421	31,706,938	98,110	9,746	(2,525,023)	(1,469,955)
Withdrawn, Surrendered and Annuitized	(32,101,164)	(22,756,832)	(5,483)	(480)	(2,023,261)	(2,274,868)
End of year	47,957,226	53,824,814	320,127	78,580	14,253,338	18,605,449

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MV1		MVS		NWD
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(288,205)	$(35,018)	$(1,788,447)	$(2,010,422)	$(2,714,943)	$(3,165,736)
Net realized gains (losses)	(445,012)	(5,510)	(7,695,407)	8,023,884	(30,404,508)	14,119,555
Net unrealized gains (losses)	(6,225,586)	606,318	(41,295,066)	(21,401,182)	(50,324,918)	(25,561,298)
Increase (Decrease) in net assets from operations	$(6,958,803)	$565,790	$(50,778,920)	$(15,387,720)	$(83,444,369)	$(14,607,479)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$23,502,723	$12,101,250	$3,408,819	$51,364,831	$2,090,760	$27,155,543
Net transfers between Sub-Accounts and Fixed Account	15,143,367	3,838,708	59,392,114	142,328,767	5,369,734	39,309,158
Withdrawals, surrenders, annuitizations and contract charges	(1,780,238)	(27,665)	(34,569,709)	(17,617,507)	(20,081,316)	(16,785,806)
Net accumulation activity	$36,865,852	$15,912,293	$28,231,224	$176,076,091	$(12,620,822)	$49,678,895

Annuitization Activity:
Annuitizations	$30,917	$-	$53,981	$55,386	$7,955	$51,708
Annuity payments and contract charges	(3,478)	-	(83,781)	(29,404)	(53,628)	(63,397)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(182)	-	9,520	503	10,363	(170,947)
Net annuitization activity	$27,257	$-	$(20,280)	$26,485	$(35,310)	$(182,636)
Increase (Decrease) in net assets from contract owner transactions	$36,893,109	$15,912,293	$28,210,944	$176,102,576	$(12,656,132)	$49,496,259

Increase (Decrease) in net assets	$29,934,306	$16,478,083	$(22,567,976)	$160,714,856	$(96,100,501)	$34,888,780

Net Assets:
Beginning of year	$16,478,083	$-	$283,811,117	$123,096,261	$238,495,660	$203,606,880
End of year	$46,412,389	$16,478,083	$261,243,141	$283,811,117	$142,395,159	$238,495,660

Units Transactions:
Beginning of year	1,683,747	-	23,493,630	9,015,915	20,720,859	15,196,096
Purchase	2,487,816	1,280,991	300,117	4,442,378	233,498	2,983,543
Transferred between Sub-Accounts and Fixed Accumulation Account	1,606,037	406,378	4,497,497	11,476,970	58,334	3,954,406
Withdrawn, Surrendered and Annuitized	(210,396)	(3,622)	(3,054,512)	(1,441,633)	(2,078,064)	(1,413,186)
End of year	5,567,204	1,683,747	25,236,732	23,493,630	18,934,627	20,720,859

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RE1		RES		RG1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Period End	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(67,789)	$(6,410)	$(5,858,452)	$(12,892,474)	$(45,939)	$(6,171)
Net realized gains (losses)	(254,138)	(1,901)	(108,793,269)	186,687,243	(230,597)	(310)
Net unrealized gains (losses)	(1,697,049)	130,966	(76,663,943)	(436,949,645)	(1,218,737)	115,329
Increase (Decrease) in net assets from operations	$(2,018,976)	$122,655	$(191,315,664)	$(263,154,876)	$(1,495,273)	$108,848

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,242,954	$2,324,180	$5,472,218	$33,023,849	$3,010,742	$2,232,502
Net transfers between Sub-Accounts and Fixed Account	2,140,618	665,758	(88,792,346)	(48,545,569)	1,913,779	812,849
Withdrawals, surrenders, annuitizations and contract charges	(358,358)	(7,022)	(80,061,036)	(89,556,168)	(176,671)	(2,207)
Net accumulation activity	$6,025,214	$2,982,916	$(163,381,164)	$(105,077,888)	$4,747,850	$3,043,144

Annuitization Activity:
Annuitizations	$14,080	$-	$205,089	$695,890	$-	$-
Annuity payments and contract charges	(1,562)	-	(443,321)	(583,897)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(82)	-	(11,367)	(50,656)	-	-
Net annuitization activity	$12,436	$-	$(249,599)	$61,337	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$6,037,650	$2,982,916	$(163,630,763)	$(105,016,551)	$4,747,850	$3,043,144

Increase (Decrease) in net assets	$4,018,674	$3,105,571	$(354,946,427)	$(368,171,427)	$3,252,577	$3,151,992

Net Assets:
Beginning of year	$3,105,571	$-	$797,021,574	$1,165,193,001	$3,151,992	$-
End of year	$7,124,245	$3,105,571	$442,075,147	$797,021,574	$6,404,569	$3,151,992

Units Transactions:
Beginning of year	322,046	-	52,722,243	55,319,325	317,814	-
Purchase	470,796	251,194	561,796	3,561,995	327,374	232,777
Transferred between Sub-Accounts and Fixed Accumulation Account	251,596	71,606	(7,211,797)	(1,321,457)	213,503	85,267
Withdrawn, Surrendered and Annuitized	(46,060)	(754)	(5,725,979)	(4,837,620)	(22,481)	(230)
End of year	998,378	322,046	40,346,263	52,722,243	836,210	317,814

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RGS		RI1		RSS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period End	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001 (a)	2002	2001
Operations:
Net investment income (loss)	$(555,270)	$(906,833)	$(54,322)	$(4,688)	$(863,071)	$(537,585)
Net realized gains (losses)	(7,741,158)	1,336,577	58,965	3,692	(7,463,512)	(1,661,301)
Net unrealized gains (losses)	(12,060,128)	(12,327,169)	(456,169)	45,160	(1,595,805)	(15,932,390)
Increase (Decrease) in net assets from operations	$(20,356,556)	$(11,897,425)	$(451,526)	$44,164	$(9,922,388)	$(18,131,276)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,048,639	$9,914,663	$2,533,779	$1,932,638	$697,367	$11,956,162
Net transfers between Sub-Accounts and Fixed Account	(2,307,270)	14,277,369	1,350,318	559,724	(2,491,157)	9,630,619
Withdrawals, surrenders, annuitizations and contract charges	(8,701,049)	(9,102,663)	(210,884)	(2,994)	(6,390,353)	(5,629,245)
Net accumulation activity	$(9,959,680)	$15,089,369	$3,673,213	$2,489,368	$(8,184,143)	$15,957,536

Annuitization Activity:
Annuitizations	$2,713	$73,209	$-	$-	$2,014	$20,666
Annuity payments and contract charges	(30,608)	(31,866)	-	-	(12,224)	(15,206)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	9,199	10,366	-	-	17,684	(165,002)
Net annuitization activity	$(18,696)	$51,709	$-	$-	$7,474	$(159,542)
Increase (Decrease) in net assets from contract owner transactions	$(9,978,376)	$15,141,078	$3,673,213	$2,489,368	$(8,176,669)	$15,797,994

Increase (Decrease) in net assets	$(30,334,932)	$3,243,653	$3,221,687	$2,533,532	$(18,099,057)	$(2,333,282)

Net Assets:
Beginning of year	$92,120,442	$88,876,789	$2,533,532	$-	$79,918,982	$82,252,264
End of year	$61,785,510	$92,120,442	$5,755,219	$2,533,532	$61,819,925	$79,918,982

Units Transactions:
Beginning of year	8,941,881	7,294,221	269,147	-	9,379,991	7,446,099
Purchase	124,729	1,032,466	282,860	208,862	87,486	1,417,311
Transferred between Sub-Accounts and Fixed Accumulation Account	(338,644)	1,430,384	160,946	60,618	(389,802)	1,122,269
Withdrawn, Surrendered and Annuitized	(933,741)	(815,190)	(24,637)	(333)	(772,039)	(605,688)
End of year	7,794,225	8,941,881	688,316	269,147	8,305,636	9,379,991

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SG1		SGS		SI1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001 (a)	2002	2001	2002	2001 (a)
Operations:
Net investment income (loss)	$(61,762)	(4,654)	$(750,149)	$(1,165,779)	$191,974	$(4,694)
Net realized gains (losses)	(185,417)	377	(20,806,722)	(11,626,352)	(6,301)	4
Net unrealized gains (losses)	(1,204,502)	133,618	(128,140)	(13,724,652)	373,972	6,560
Increase (Decrease) in net assets from operations	$(1,451,681)	$129,341	$(21,685,011)	$(26,516,783)	$559,645	$1,870

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,883,270	$1,461,889	$585,833	$16,018,990	$4,963,366	$1,900,686
Net transfers between Sub-Accounts and Fixed Account	1,790,560	397,812	(9,899,150)	3,864,073	5,231,040	687,480
Withdrawals, surrenders, annuitizations and contract charges	(210,774)	(3,128)	(4,686,831)	(6,162,377)	(440,592)	(8,373)
Net accumulation activity	$4,463,056	$1,856,573	$(14,000,148)	$13,720,686	$9,753,814	$2,579,793

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$10,146	$-
Annuity payments and contract charges	-	-	(18,603)	(30,441)	(495)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	184	(1,559)	(67)	-
Net annuitization activity	$-	$-	$(18,419)	$(32,000)	$9,584	$-
Increase (Decrease) in net assets from contract owner transactions	$4,463,056	$1,856,573	$(14,018,567)	$13,688,686	$9,763,398	$2,579,793

Increase (Decrease) in net assets	$3,011,375	$1,985,914	$(35,703,578)	$(12,828,097)	$10,323,043	$2,581,663

Net Assets:
Beginning of year	$1,985,914	$-	$73,896,639	$86,724,736	$2,581,663	$-
End of year	$4,997,289	$1,985,914	$38,193,061	$73,896,639	$12,904,706	$2,581,663

Units Transactions:
Beginning of year	204,017	-	10,760,916	9,076,449	256,166	-
Purchase	338,189	161,338	105,257	2,085,736	487,952	188,852
Transferred between Sub-Accounts and Fixed Accumulation Account	216,838	43,013	(1,965,055)	423,866	510,730	68,301
Withdrawn, Surrendered and Annuitized	(29,583)	(334)	(845,072)	(825,135)	(43,656)	(987)
End of year	729,461	204,017	8,056,046	10,760,916	1,211,192	256,166

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SIS		SVS	TE1
	Sub-Account		Sub-Account	Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period End
	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002 (c)	2002	2001 (a)
Operations:
Net investment income (loss)	$1,554,079	$789,749	$(4,896)	$(24,264)	$(1,807)
Net realized gains (losses)	(136,444)	134,823	(14,385)	(581,207)	623
Net unrealized gains (losses)	1,673,376	(228,750)	(17,654)	(740,856)	69,805
Increase (Decrease) in net assets from operations	$3,091,011	$695,822	$(36,935)	$(1,346,327)	$68,621

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$610,153	$6,354,621	$634,920	$965,988	$674,130
Net transfers between Sub-Accounts and Fixed Account	12,069,495	11,423,229	477,067	1,013,832	204,254
Withdrawals, surrenders, annuitizations and contract charges	(6,867,834)	(4,217,706)	(2,950)	(69,702)	(3,015)
Net accumulation activity	$5,811,814	$13,560,144	$1,109,037	$1,910,118	$875,369

Annuitization Activity:
Annuitizations	$18,058	$79,128	$-	$-	$-
Annuity payments and contract charges	(15,382)	(3,898)	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	2,990	(166)	-	-	-
Net annuitization activity	$5,666	$75,064	$-	$-	$-
Increase (Decrease) in net assets from contract owner ransactions	$5,817,480	$13,635,208	$1,109,037	$1,910,118	$875,369
Increase (Decrease) in net assets	$8,908,491	$14,331,030	$1,072,102	$563,791	$943,990

Net Assets:
Beginning of year	$47,304,649	$32,973,619	$-	$943,990	$-
End of year	$56,213,140	$47,304,649	$1,072,102	$1,507,781	$943,990

Units Transactions:
Beginning of year	4,516,487	3,196,230	-	97,036	-
Purchase	57,637	622,153	73,782	127,501	75,537
Transferred between Sub-Accounts and Fixed Accumulation Account	1,128,600	1,104,586	57,721	83,609	21,813
Withdrawn, Surrendered and Annuitized	(642,256)	(406,482)	(374)	(15,286)	(314)
End of year	5,060,468	4,516,487	131,129	292,860	97,036
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TEC		TRS		UTS
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period End	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002	2001	2002	2001	2002	2001
Operations:
Net investment income (loss)	$(310,004)	$(491,062)	$29,455,337	$34,428,747	$6,800,573	$11,839,281
Net realized gains (losses)	(15,007,510)	(10,062,301)	259,687	98,329,047	(81,991,651)	47,384,065
Net unrealized gains (losses)	285,045	(7,913,413)	(150,961,795)	(150,652,905)	(20,699,790)	(205,731,165)
Increase (Decrease) in net assets from operations	$(15,032,469)	$(18,466,776)	$(121,246,771)	$(17,895,111)	$(95,890,868)	$(146,507,819)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$326,349	$11,041,196	$22,336,098	$112,697,930	$3,077,015	$42,189,616
Net transfers between Sub-Accounts and Fixed Account	(2,765,518)	11,130,923	66,326,479	164,008,436	(62,977,839)	12,685,526
Withdrawals, surrenders, annuitizations and contract charges	(2,361,729)	(1,853,689)	(254,641,685)	(253,192,238)	(39,387,069)	(52,983,808)
Net accumulation activity	$(4,800,898)	$20,318,430	$(165,979,108)	$23,514,128	$(99,287,893)	$1,891,334

Annuitization Activity:
Annuitizations	$4,047	$31,203	$857,592	$1,646,637	$78,444	$288,905
Annuity payments and contract charges	(1,602)	(1,584)	(1,899,909)	(2,139,784)	(159,469)	(282,580)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(1,820)	4,387	(225,182)	(101,431)	(965)	(29,847)
Net annuitization activity	$625	$34,006	$(1,267,499)	$(594,578)	$(81,990)	$(23,522)
Increase (Decrease) in net assets from contract owner transactions	$(4,800,273)	$20,352,436	$(167,246,607)	$22,919,550	$(99,369,883)	$1,867,812

Increase (Decrease) in net assets	$(19,832,742)	$1,885,660	$(288,493,378)	$5,024,439	$(195,260,751)	$(144,640,007)

Net Assets:
Beginning of year	$33,859,676	$31,974,016	$1,718,764,462	$1,713,740,023	$406,075,169	$550,715,176
End of year	$14,026,934	$33,859,676	$1,430,271,084	$1,718,764,462	$210,814,418	$406,075,169

Units Transactions:
Beginning of year	7,440,220	4,222,099	92,999,406	83,439,751	32,768,627	28,782,441
Purchase	98,644	1,807,292	1,571,661	9,552,696	329,869	4,290,031
Transferred between Sub-Accounts and Fixed Accumulation Account	(997,372)	1,799,240	4,835,599	12,131,675	(6,709,518)	2,686,643
Withdrawn, Surrendered and Annuitized	(729,945)	(388,411)	(13,374,051)	(12,124,716)	(3,486,403)	(2,990,488)
End of year	5,811,547	7,440,220	86,032,615	92,999,406	22,902,575	32,768,627

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OCA	OMG	OMS	PRR	PTR	SC3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2002 (b)	2002 (b)	2002 (b)	2002 (b)	2002 (b)	2002 (b)
Operations:
Net investment income (loss)	$(462)	$(396)	$(312)	$814	$3,165	$9,406
Net realized gains (losses)	36	(18)	3	897	12,253	10,623
Net unrealized gains (losses)	(1,497)	(4,219)	(3,130)	12,367	6,615	(13,245)
Increase (Decrease) in net assets from operations	$(1,923)	$(4,633)	$(3,439)	$14,078	$22,033	$6,784

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$156,995	$156,268	$134,786	$341,636	$856,459	$152,857
Net transfers between Sub-Accounts and Fixed Account	23,442	29,117	22,872	158,847	621,396	114,892
Withdrawals, surrenders, annuitizations and contract charges	-	-	(159)	(3,528)	(4,945)	(577)
Net accumulation activity	$180,437	$185,385	$157,499	$496,955	$1,472,910	$267,172

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$180,437	$185,385	$157,499	$496,955	$1,472,910	$267,172

Increase (Decrease) in net assets	$178,514	$180,752	$154,060	$511,033	$1,494,943	$273,956

Net Assets:
Beginning of year	$-	$-	$-	$-	$-	$-
End of year	$178,514	$180,752	$154,060	$511,033	$1,494,943	$273,956

Units Transactions:
Beginning of year	-	-	-	-	-	-
Purchase	14,308	15,060	13,047	33,401	83,697	15,514
Transferred between Sub-Accounts and Fixed Accumulation Account	2,195	2,795	2,210	15,485	60,923	11,742
Withdrawn, Surrendered and Annuitized	-	-	(15)	(339)	(557)	(58)
End of year	16,503	17,855	15,242	48,547	144,063	27,198

(b) For the period August 05, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the Funds are: MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts and Regatta Masters Flex contracts, the funds are: Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6

Regatta contracts	1.25%	-	-	-	-	-
Regatta Gold contracts	1.25%	-	-	-	-	-
Regatta Classic contracts	1.00%	-	-	-	-	-
Regatta Platinum contracts	1.25%	-	-	-	-	-
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Regatta Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%
Regatta Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Regatta Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Regatta Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%

Each year on the account anniversary, an account administration fee ("Account Fee") is equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .58% to 1.82% and 1.25% of the funds net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Gold, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, and Regatta Masters Flex contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access and Regatta Masters Flex contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2002, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statement of Changes in Net Assets.

MFS/Sun Life Series Trust:	Contract Charges	Surrender Charges
Bond S Class	$3,044	$15,759
Bond Series	50,736	193,201
Capital Appreciation S Class	3,639	12,527
Capital Appreciation Series	455,489	764,197
Capital Opportunities S Class	2,622	4,224
Capital Opportunities Series	195,898	349,034
Emerging Growth S Class	2,819	8,362
Emerging Growth Series	369,832	237,135
Emerging Markets Equity S Class	461	1,158
Emerging Markets Equity Series	23,717	36,481
Global Asset Allocation S Class	172	740
Global Asset Allocation Series	35,534	70,306
Global Governments S Class	367	4,963
Global Governments Series	29,295	78,012
Global Growth S Class	639	1,872
Global Growth Series	106,987	315,751
Global Telecommunications S Class	163	-
Global Telecommunications Series	1,857	343
Global Total Return S Class	559	756
Global Total Return Series	34,896	54,652
Government Securities S Class	7,273	60,617
Government Securities Series	211,668	1,269,121
High Yield S Class	3,906	15,357
High Yield Series	119,441	360,395
International Growth Series	59,398	53,975
International Growth S Class	2,110	3,687
International Investors Trust S Class	223	1,774
International Investors Trust Series	28,208	30,381
Managed Sectors S Class	273	181
Managed Sectors Series	136,841	245,331

  37 -

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

MFS/Sun Life Series Trust - continued	Contract Charges	Surrender Charges
Massachusetts Investors Growth Stock S Class	$5,284	$25,120
Massachusetts Investors Growth Stock Series	291,676	660,126
Massachusetts Investors Trust S Class	7,213	27,852
Massachusetts Investors Trust Series	622,715	2,553,766
Mid Cap Growth S Class	3,087	1,969
Mid Cap Growth Series	27,825	19,422
Money Market S Class	6,269	102,019
Money Market Series	229,586	3,738,814
New Discovery S Class	3,655	7,556
New Discovery Series	89,300	290,057
Research S Class	1,411	6,208
Research Series	352,732	378,705
Research Growth & Income S Class	1,025	3,262
Research Growth & Income Series	36,047	70,124
Research International S Class	981	3,468
Research International Series	28,887	106,581
Strategic Growth S Class	898	2,272
Strategic Growth Series	30,264	14,624
Strategic Income S Class	923	9,680
Strategic Income Series	14,659	111,051
Technology S Class	631	1,969
Technology Series	17,957	46,552
Total Return S Class	13,695	58,438
Total Return Series	598,566	2,244,553
Utilities S Class	2,531	11,823
Utilities Series	166,961	469,658
Value S Class	5,897	29,331
Value Series	98,692	343,262

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4 and due to demographics of Regatta Flex II, Regatta Masters Extra, Regatta Choice II, Regatta Masters Choice, Regatta Masters Flex and Regatta Masters Access, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2002:

	Purchases	Sales

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund	$360,016	$3,665
Templeton International Securities Fund	1,060,186	1,473
Franklin Value Securities Fund	209,319	1,760
Growth & Income Portfolio	366,355	931
Lord Abbett Series Fund, Inc.
Mid-Cap Value	286,709	2,523
Bond S Class	31,471,622	6,723,710
MFS/Sun Life Series Trust
Bond Series	81,451,650	51,096,744
Capital Appreciation S Class	20,359,941	4,421,593
Capital Appreciation Series	40,253,114	219,582,159
Capital Opportunities S Class	9,782,832	1,697,809
Capital Opportunities Series	9,851,759	117,322,862
Emerging Growth S Class	11,129,960	2,676,703
Emerging Growth Series	22,679,748	175,985,685
Emerging Markets Equity S Class	4,470,655	2,532,081
Emerging Markets Equity Series	17,120,696	16,867,772
Global Asset Allocation S Class	4,420,487	2,923,937
Global Asset Allocation Series	5,080,118	20,780,825
Global Governments S Class	4,873,156	1,423,851
Global Governments Series	26,016,027	15,493,499
Global Growth S Class	12,583,556	9,660,219
Global Growth Series	4,189,188	61,754,077
Global Telecommunications S Class	372,427	78,945
Global Telecommunications Series	702,925	936,139
Global Total Return S Class	7,202,352	3,104,243
Global Total Return Series	13,372,673	19,339,494
Government Securities S Class	85,426,408	19,043,229
Government Securities Series	281,525,591	165,393,652
High Yield S Class	40,551,508	15,298,870
High Yield Series	77,726,004	100,151,604
International Growth S Class	115,902,440	108,692,920
International Growth Series	19,470,531	35,721,840
International Investors Trust S Class	34,744,595	33,039,533
International Investors Trust Series	7,756,417	16,769,889
Managed Sectors S Class	2,456,709	417,109
Managed Sectors Series	5,417,768	62,629,582
Massachusetts Investors Growth Stock S Class	28,319,362	4,335,235
Massachusetts Investors Growth Stock Series	26,690,985	156,618,198
Massachusetts Investors Trust S Class	42,115,655	4,592,648
Massachusetts Investors Trust Series	38,026,191	340,090,787
Mid Cap Growth S Class	17,999,591	3,041,316
Mid Cap Growth Series	25,955,456	23,204,125
Mid Cap Value S Class	717,108	10,678

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued	Purchases	Sales
Money Market S Class	$ 265,485,624	$ 233,233,020
Money Market Series	389,702,814	462,439,892
New Discovery S Class	19,367,602	3,822,568
New Discovery Series	34,829,549	50,210,986
Research S Class	7,273,365	1,303,422
Research Series	13,811,422	183,289,271
Research Growth and Income S Class	6,220,487	1,518,576
Research Growth and Income Series	14,018,931	24,561,775
Research International S Class	28,991,135	25,372,244
Research International Series	9,324,746	18,382,171
Strategic Growth S Class	5,238,139	836,845
Strategic Growth Series	6,539,168	21,308,068
Strategic Income S Class	11,347,697	1,392,258
Strategic Income Series	22,696,894	15,328,325
Strategic Value S Class	1,170,908	66,767
Technology S Class	4,591,996	2,706,142
Technology Series	4,029,742	9,138,199
Total Return S Class	108,972,881	7,517,514
Total Return Series	208,010,042	292,206,845
Utilities S Class	8,399,378	1,953,907
Utilities Series	15,252,446	107,820,791
Value S Class	43,554,841	6,949,755
Value Series	88,706,639	62,293,662
Oppenheimer Variable Account Funds
Capital Appreciation Fund	180,362	387
Main St. Growth and Income	187,013	2,024
Main St. Small Cap Growth Fund	157,612	425
PIMCO Variable Insurance Trust
Real Return Bond Portfolio	503,055	4,498
Total Return Bond Portfolio	1,498,239	9,948
Sun Capital Advisers Trust
Real Estate Fund	288,850	1,641

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2002, follows.

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
FMS
	December 31, 2002 (b)	35,337	$10.1163	to	10.1476	$357,959	-%	1.35%	to	2.30%	1.16%	to	1.48%
FTI
	December 31, 2002 (b)	109,241	9.5923	to	9.6281	1,049,989	-	1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2002 (b)	20,281	10.4355	to	10.4678	211,927	-	1.35	to	2.30	4.35	to	4.68
LA1
	December 31, 2002 (b)	33,508	10.6887	to	10.7219	358,622	4.77	1.35	to	2.30	6.89	to	7.22
LA2
	December 31, 2002 (b)	26,664	10.6397	to	10.6794	284,181	3.92	1.35	to	2.30	6.40	to	6.79
BDS
	December 31, 2002	16,672,091	11.8359	to	12.8247	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
	December 31, 2001	14,562,283	10.9924	to	11.8661	169,138,563	3.26	1.00	to	1.85	5.79	to	6.71
CAS
	December 31, 2002	53,276,821	3.9494	to	19.5203	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
	December 31, 2001	64,553,284	5.9333	to	32.0464	1,061,993,683	0.36	1.00	to	1.85	(26.71)	to	(26.07)
CO1
	December 31, 2002	1,659,796	6.4740	to	10.6299	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
	December 31, 2001 (a)	707,598	9.4967	to	9.5218	6,728,752	-	1.10	to	1.85	(5.03)	to	(4.80)
COS
	December 31, 2002	36,579,889	4.1530	to	11.9403	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
	December 31, 2001	49,296,039	6.0616	to	17.3945	494,301,507	-	1.00	to	1.85	(26.32)	to	(25.71)
EGS
	December 31, 2002	50,696,788	3.2151	to	13.3500	370,438,018	-	1.00	to	1.85	(35.40)	to	(34.83)
	December 31, 2001	65,948,379	4.9741	to	20.5656	763,479,404	-	1.00	to	1.85	(35.80)	to	(35.24)
EM1
	December 31, 2002	204,949	9.8964	to	10.1593	2,036,932	1.18	1.15		1.85	(3.93)	to	1.59
	December 31, 2001 (a)	36,622	10.3013	to	10.3266	377,616	-	1.15	to	1.85	3.01	to	3.27
FCE
	December 31, 2002	3,685,145	7.6143	to	8.8861	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
	December 31, 2001	3,800,561	7.9111	to	9.1857	31,963,479	-	1.00	to	1.85	(2.88)	to	(2.03)
FCG
	December 31, 2002	11,708,342	6.5089	to	8.6679	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
	December 31, 2001	13,618,628	7.5216	to	9.9505	116,926,690	0.71	1.00	to	1.85	(17.45)	to	(16.85)
GA1
	December 31, 2002	210,153	8.8758	to	8.9612	1,874,220	2.98	1.15	to	1.85	(8.64)	to	(7.97)
	December 31, 2001 (a)	51,398	9.7382	to	9.7621	501,186	-	1.15	to	1.85	(2.62)	to	(2.38)
GAA
	December 31, 2002	4,636,581	7.7172	to	14.6922	60,754,310	3.47	1.15	to	1.85	(8.85)	to	(8.20)
	December 31, 2001	5,837,945	8.4423	to	16.0044	84,504,987	5.02	1.15	to	1.85	(10.61)	to	(9.96)
GG1
	December 31, 2002	344,004	10.5848	to	11.5577	3,969,895	-	1.15	to	2.05	5.85	to	18.91
	December 31, 2001 (a)	17,109	9.6962	to	9.7200	166,093	-	1.15	to	1.85	(3.04)	to	(2.80)
GG2
	December 31, 2002	468,329	7.6154	to	10.2750	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
	December 31, 2001 (a)	140,349	9.6585	to	9.6823	1,357,130	-	1.15	to	1.85	(3.41)	to	(3.18)
GGR
	December 31, 2002	13,695,036	5.2372	to	15.7288	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
	December 31, 2001	17,723,668	6.6146	to	19.7806	260,751,103	0.71	1.15	to	1.85	(21.18)	to	(20.61)
GGS
	December 31, 2002	4,610,834	11.7112	to	16.3444	64,709,568	-	1.00	to	1.85	18.39	to	19.25
	December 31, 2001	3,647,399	9.8795	to	13.7399	44,882,046	-	1.15	to	1.85	(3.96)	to	(3.11)
GSS
	December 31, 2002	50,577,174	11.8031	to	18.5247	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71
	December 31, 2001	43,557,072	10.9408	to	20.2862	595,911,760	5.36	1.00	to	1.85	5.45	to	6.37
GT1
	December 31, 2002	66,336	5.5809	to	6.8170	372,982	-	1.15	to	1.85	(40.69)	to	(31.83)
	December 31, 2001 (a)	24,957	9.4099	to	9.4331	235,015	-	1.15	to	1.85	(5.90)	to	(5.67)
GT2
	December 31, 2002	575,530	9.5864	to	9.6983	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
	December 31, 2001 (a)	151,199	9.7279	to	9.7518	1,472,798	-	1.15	to	1.85	(2.72)	to	(2.48)
GTR
	December 31, 2002	5,490,465	9.0578	to	17.0082	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
	December 31, 2001	5,780,805	9.1687	to	17.1432	84,171,649	4.19	1.15	to	1.85	(7.93)	to	(7.26)
GTS
	December 31, 2002	555,343	2.4709	to	2.6057	1,390,888	-	1.15	to	1.85	(40.61)	to	(40.18)
	December 31, 2001	662,983	4.1415	to	4.3653	2,777,404	0.06	1.15	to	1.85	(42.62)	to	(42.19)
HYS
	December 31, 2002	20,985,015	9.2403	to	17.7408	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
	December 31, 2001	24,640,912	9.1623	to	17.5162	301,095,084	9.61	1.00	to	1.85	(0.14)	to	0.73

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
IG1
	December 31, 2002	1,265,240	$ 8.1908	to	10.2091	$10,427,953	0.64%	1.15%	to	1.85%	(14.25)%	to	2.09%
	December 31, 2001	326,874	9.4853	to	9.5087	3,104,040	-	1.15	to	1.85	(5.15)	to	(4.91)
M1A
	December 31, 2002	2,530,871	6.6917	to	10.2978	17,111,473	-	1.00	to	2.05	(34.89)	to	2.98
	December 31, 2001 (a)	744,162	10.2864	to	10.3117	7,664,202	-	1.15	to	1.85	2.86	to	3.12
M1B
	December 31, 2002	4,230,272	6.8823	to	10.2607	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
	December 31, 2001	1,419,642	9.7550	to	9.7807	13,864,858	-	1.10	to	1.85	(2.45)	to	(2.21)
MC1
	December 31, 2002	2,772,461	4.9917	to	10.6720	14,018,481	-	1.00	to	2.25	(48.15)	to	6.72
	December 31, 2001 (a)	723,935	9.6268	to	9.6505	6,977,776	-	1.15	to	1.85	(3.73)	to	(3.50)
MCS
	December 31, 2002	10,939,748	3.4780	to	3.6695	39,906,465	-	1.15	to	1.85	(48.14)	to	(47.76)
	December 31, 2001	10,773,649	6.6995	to	7.0246	75,425,977	0.07	1.15	to	1.85	(24.62)	to	(24.06)
MCV
	December 31, 2002 (c)	86,168	7.8310	to	10.3969	703,547	-	1.15	to	2.05	(21.69)	to	3.97
MF7
	December 31, 2002	3,399,082	10.558	to	10.9115	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
	December 31, 2001 (a)	1,039,445	10.0563	to	10.0810	10,465,489	-	1.15	to	1.85	0.56	to	0.81
MFC
	December 31, 2002	3,266,770	9.9081	to	10.6087	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
	December 31, 2001 (a)	838,150	9.8665	to	9.8907	8,280,487	-	1.15	to	1.85	(1.34)	to	(1.09)
MFD
	December 31, 2002	3,163,343	6.4212	to	10.5642	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
	December 31, 2001 (a)	1,178,384	9.7010	to	9.7249	11,446,860	-	1.15	to	1.85	(2.99)	to	(2.75)
MFE
	December 31, 2002	1,391,497	6.6338	to	11.0847	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
	December 31, 2001 (a)	605,177	8.9110	to	8.9330	5,400,088	-	1.15	to	1.85	(10.89)	to	(10.67)
MFF
	December 31, 2002	1,550,123	6.2456	to	10.4817	9,746,182	-	1.15	to	1.90	(35.57)	to	4.82
	December 31, 2001 (a)	526,836	9.6936	to	9.7174	5,113,096	-	1.15	to	1.85	(3.06)	to	(2.83)
MFJ
	December 31, 2002	13,048,289	9.0028	to	10.5361	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
	December 31, 2001 (a)	3,047,596	9.9469	to	9.9714	30,354,276	-	1.15	to	1.85	(0.53)	to	(0.29)
MFK
	December 31, 2002	8,558,119	10.2092	to	10.9594	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
	December 31, 2001 (a)	2,355,604	10.0990	to	10.1238	23,818,975	-	1.15	to	1.85	0.99	to	1.24
MFL
	December 31, 2002	6,235,850	7.4454	to	10.4607	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61
	December 31, 2001 (a)	1,960,395	9.6506	to	9.6760	18,941,390	-	1.15	to	1.85	(3.49)	to	(3.26)
MI1
	December 31, 2002	253,434	8.6349	to	10.2839	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
	December 31, 2001 (a)	45,114	9.3555	to	9.3785	422,349	-	1.15	to	1.85	(6.45)	to	(6.21)
MII
	December 31, 2002	4,845,066	7.3979	to	11.4447	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
	December 31, 2001	5,653,736	8.0095	to	12.3381	61,526,355	1.98	1.15	to	1.85	(16.17)	to	(15.56)
MIS
	December 31, 2002	65,830,913	4.5242	to	7.8833	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	82,854,696	6.4040	to	11.0839	733,044,616	0.11	1.00	to	1.85	(26.29)	to	(25.65)
MIT
	December 31, 2002	93,484,847	6.1232	to	21.3640	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
	December 31, 2001	114,934,813	7.9158	to	27.5009	1,672,347,859	0.81	1.00	to	1.85	(17.30)	to	(16.58)
MM1
	December 31, 2002	5,279,063	9.9247	to	10.0406	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
	December 31, 2001 (a)	2,033,294	10.0094	to	10.0340	20,484,394	0.52	1.15	to	1.85	0.09	to	0.34
MMS
	December 31, 2002	47,957,226	10.2453	to	13.4839	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
	December 31, 2001	53,824,814	10.2809	to	15.0699	654,496,482	3.49	1.00	to	1.85	1.85	to	2.74
MS1
	December 31, 2002	320,127	6.9685	to	10.6549	2,241,427	-	1.00	to	1.85	(27.52)	to	6.55
	December 31, 2001 (a)	78,580	9.6140	to	9.6377	756,187	-	1.15	to	1.85	(3.86)	to	(2.00)
MSS
	December 31, 2002	14,253,338	3.8027	to	16.8759	143,971,087	-	1.15	to	1.85	(77.23)	to	(26.83)
	December 31, 2001	18,605,449	5.2351	to	27.4680	262,609,717	-	1.15	to	1.85	(36.72)	to	(36.26)
MV1
	December 31, 2002	5,567,204	8.2070	to	10.4844	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
	December 31, 2001 (a)	1,683,747	9.7757	to	9.8015	16,478,083	-	1.10	to	1.85	(2.24)	to	(1.98)
MVS
	December 31, 2002	25,236,732	8.1828	to	11.3216	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
	December 31, 2001	23,493,630	9.6370	to	13.2508	283,811,117	0.50	1.00	to	1.85	(9.21)	to	8.42

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access and Regatta Masters Flex Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
		Units	Unit Fair Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
NWD
	December 31, 2002	18,934,627	$ 5.2482	to	10.2251	$ 142,395,159	-%	1.00%	to	1.85%	(34.69)%	to	(34.13)%
	December 31, 2001	20,720,859	8.0117	to	15.5437	238,495,660	-	1.00	to	1.85	(6.88)	to	(6.20)
RE1
	December 31, 2002	998,378	7.0555	to	10.4308	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
	December 31, 2001 (a)	322,046	9.6300	to	9.6554	3,105,571	-	1.10	to	1.85	(3.70)	to	(3.46)
RES
	December 31, 2002	40,346,263	4.8348	to	15.7110	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
	December 31, 2001	52,722,243	6.5771	to	21.2818	797,021,574	0.03	1.15	to	1.85	(22.86)	to	(22.29)
RG1
	December 31, 2002	836,210	7.6204	to	10.4365	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
	December 31, 2001 (a)	317,814	9.9056	to	9.9300	3,151,992	-	1.10	to	1.85	(0.94)	to	(0.70)
RGS
	December 31, 2002	7,794,225	6.5327	to	9.7214	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
	December 31, 2001	8,941,881	8.4599	to	12.5421	92,120,442	0.43	1.15	to	1.85	(12.56)	to	(11.92)
RI1
	December 31, 2002	688,316	8.1535	to	10.1312	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
	December 31, 2001 (a)	269,147	9.4009	to	9.4240	2,533,532	-	1.15	to	1.85	(5.99)	to	(5.76)
RSS
	December 31, 2002	8,305,636	6.2814	to	10.9211	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
	December 31, 2001	9,379,991	7.2078	to	12.4795	79,918,982	0.83	1.15	to	1.85	(19.29)	to	(18.70)
SG1
	December 31, 2002	729,461	6.6667	to	11.1313	4,997,289	-	1.00	to	2.05	(31.44)	to	11.31
	December 31, 2001 (a)	204,017	9.7238	to	9.7478	1,985,914	-	1.15	to	1.85	(2.76)	to	(2.52)
SGS
	December 31, 2002	8,056,046	4.2359	to	5.5475	38,193,061	-	1.00	to	1.85	(31.40)	to	(30.80)
	December 31, 2001	10,790,691	6.1712	to	9.7341	73,896,639	-	1.00	to	1.85	(26.04)	to	(25.39)

SI1
	December 31, 2002	1,211,192	10.4234	to	10.6959	12,904,706	3.83	1.00	to	2.05	4.23	to	6.23
	December 31, 2001 (a)	256,166	10.0643	to	10.0890	2,581,663	-	1.15	to	1.85	0.64	to	0.89
SIS
	December 31, 2002	5,060,468	10.7476	to	11.2823	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
	December 31, 2001	4,516,487	10.1823	to	10.6172	47,304,649	3.32	1.00	to	1.85	1.43	to	17.49
SVS
	December 31, 2002 (c)	131,129	7.8014	to	10.8817	1,072,102	-	1.15	to	2.10	(21.99)	to	8.82
TE1
	December 31, 2002	292,860	5.1135	to	10.9267	1,507,781	-	1.15	to	1.85	(47.37)	to	9.27
	December 31, 2001 (a)	97,036	9.7162	to	9.7402	943,990	-	1.15	to	1.85	(2.84)	to	(2.60)
TEC
	December 31, 2002	5,811,547	2.2680	to	2.5067	14,026,934	-	1.00	to	1.85	(46.99)	to	(46.53)
	December 31, 2001	7,440,220	4.2737	to	4.6876	33,859,676	0.02	1.00	to	1.85	(40.00)	to	(39.48)
TRS
	December 31, 2002	86,032,615	9.4901	to	23.8208	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
	December 31, 2001	92,999,406	10.2447	to	30.7555	1,718,764,462	3.41	1.00	to	1.85	(1.36)	to	(0.64)
UTS
	December 31, 2002	22,902,575	5.4038	to	16.8792	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	32,768,627	7.2083	to	22.4771	406,075,169	3.81	1.00	to	1.85	(25.72)	to	(25.18)
OCA
	December 31, 2002 (b)	16,503	10.8085	to	10.8398	178,514	-	1.35	to	2.05	8.09	to	8.40
OMG
	December 31, 2002 (b)	17,855	9.5579	to	10.1512	180,752	-	1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2002 (b)	15,242	10.0990	to	10.1304	154,060	-	1.35	to	2.10	0.99	to	1.30
PRR
	December 31, 2002 (b)	48,547	10.5171	to	10.5497	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2002 (b)	144,063	10.3584	to	10.4113	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
SC3
	December 31, 2002 (b)	27,198	10.0602	to	10.0914	273,956	34.66	1.35	to	2.10	0.60	to	0.91

* Represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

Independent Auditors' Report

To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Growth Series 2 Sub-Account, AIM V.I. Core Equity Series 2 Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I Value Sub-Account, AIM V.I. Capital Appreciation Series 2 Sub-Account, AIM V.I. International Growth Series 2 Sub-Account, AIM V.I. Premier Equity Series 2 Sub-Account, Arnhold and S. Bleichroader First Eagle SoGen Overseas Variable Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Alliance VP Quasar Sub-Account, Credit Suisse Institutional Emerging Markets Sub-Account, Credit Suisse Institutional International Equity Sub-Account, Credit Suisse Institutional Global Post-Venture Capital Sub-Account, Credit Suisse Institutional Small Company Growth Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton VIP Foreign Securities Class 2 Sub-Account, Franklin Templeton VIP Growth Securities Class 2 Sub-Account, Goldman Sachs VIT CORE Large Cap Growth Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, Goldman Sachs VIT Internet Tollkeeper Sub-Account, Goldman Sachs VIT Capital Growth Sub-Account, INVESCO VIF Dynamics Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan Trust II U.S. Disciplined Equity Sub-Account, J.P. Morgan Trust II International Opportunities Sub-Account, J.P. Morgan Trust II Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT High Yield Sub-Account, PIMCO VIT Real Return Sub-Account, PIMCO VIT Total Return Sub-Account, Rydex VT Nova Sub-Account, Rydex VT OTC Sub-Account, Salomon Brothers VS Capital Sub-Account, Salomon Brothers VS Investors Sub-Account, Salomon Brothers VS Strategic Bond Sub-Account, Salomon Brothers VS Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, SC Select Equity Sub-Account, SC Blue Chip Mid Cap Sub-Account, SC Investors Foundation Sub-Account, SC Davis Venture Value Sub-Account, SC Davis Financial Sub-Account, SC Value Equity Sub-Account, SC Value Mid Cap Sub-Account, SC Value Small Cap Sub-Account, SC Value Managed Sub-Account, SC INVESCO Technology Sub-Account, SC INVESCO Telecommunications Sub-Account, SC INVESCO Health Sciences Sub-Account, SC INVESCO Energy Sub-Account, SC Neuberger Berman Mid Cap Growth Sub-Account, SC Neuberger Berman Mid Cap Value Sub-Account, SC Alger Growth Sub-Account, SC Alger Income & Growth Sub-Account, SC Alger Small Capitalization Sub-Account, Sun Capital All Cap Sub-Account, of Sun Life of Canada (U.S.) Variable Account F, (the ''Sub-Accounts'') as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets for the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believed that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 21, 2003

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002

Assets:
Investments in:
AIM Variable Insurance Fund, Inc.	Shares	Cost	Value
V.I. Growth Fund Series 2 (AG2)	6,471	$76,636	$72,925
V.I. Core Equity Fund Series 2 (AG3)	6,133	106,844	103,888
V.I. Capital Appreciation Fund (AI1)	1,614,044	41,976,179	26,518,750
V.I. Growth Fund (AI2)	3,017,722	52,510,756	34,100,265
V.I. Growth and Income Fund (AI3)	2,125,315	54,125,398	36,109,101
V.I. International Equity Fund (AI4)	2,039,908	31,460,103	25,478,456
V.I. Value Fund (AI5)	308,948	6,491,122	5,011,133
V.I. Capital Appreciation Fund Series 2 (AI7)	7,176	121,959	117,551
V.I. International Growth Fund Series 2 (AI8)	2,763	33,185	34,395
V.I. Premier Equity Fund Series 2 (AI9)	1,114	18,871	18,018
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund (SGI)	2,976,390	40,651,748	44,526,796
The Alger American Fund
Growth Portfolio (AL1)	1,846,858	83,164,775	45,488,122
Income and Growth Portfolio (AL2)	4,263,761	51,167,868	30,869,631
Small Capitalization Portfolio (AL3)	602,180	11,925,303	7,352,617
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	358,665	7,911,104	6,201,326
Technology Fund (AN2)	144,312	2,027,140	1,440,238
Growth and Income Fund (AN3)	1,669,957	33,046,890	27,537,588
Worldwide Privatization Fund (AN4)	205,639	2,435,043	2,358,677
Quasar Fund (AN5)	71,365	567,093	483,853
Credit Suisse Institutional
Emerging Markets Portfolio (CS1)	131,179	1,462,768	975,973
International Equity Portfolio (CS2)	76,147	939,756	508,665
Global Post-Venture Capital Portfolio (CS3)	44,067	692,431	282,030
Small Company Growth Portfolio (CS4)	112,504	1,302,903	1,045,159
Fidelity Variable Insurance Products Funds
VIP Contrafund (FL1)	669,422	12,693,924	12,016,131
VIP Overseas Fund (FL2)	538,791	6,158,166	5,872,825
VIP Growth Fund (FL3)	1,310,676	37,023,973	30,420,785
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2 (FTG)	2,868	25,097	24,668
Foreign Securities Fund Class 2 (FTI)	60,725	585,554	572,025
Goldman Sachs Variable Insurance Trust
VIT CORE Large Cap Growth Fund (GS1)	-	-	-
VIT CORE Small Cap Equity Fund (GS2)	534,462	5,614,385	4,911,703
VIT CORE US Equity Fund (GS3)	1,667,118	19,628,844	14,153,831
VIT Growth and Income Fund (GS4)	660,321	6,719,291	5,375,016
VIT International Equity Fund (GS5)	929,498	10,142,403	6,738,859
VIT Internet Tollkeeper Fund (GS6)	-	-	-
VIT Capital Growth Fund (GS7)	251,108	2,301,088	1,951,108
INVESCO Variable Investment Funds, Inc.
Dynamics Fund (IV1)	250,042	2,572,323	2,135,358
Small Company Growth Fund (IV2)	135,535	1,700,049	1,374,325
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio (JP1)	1,128,237	17,061,075	11,101,854
International Opportunities Portfolio (JP2)	621,327	6,637,177	4,473,552
Small Company Portfolio (JP3)	427,422	5,913,877	4,419,549
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio (LA1)	6,184,362	139,064,113	116,451,533
Mid Cap Value (LA2)	3,232,116	47,856,389	44,797,132
International Portfolio (LA3)	200,272	1,161,486	1,021,388
MFS/Sun Life Series Trust
Capital Appreciation Series (CAS)	914,912	23,077,008	12,333,011
Emerging Growth Series (EGS)	2,255,008	42,552,191	23,700,136
Government Securities Series (GSS)	5,463,275	72,658,944	75,666,364
High Yield Series (HYS)	3,678,537	25,122,652	24,131,202

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
New Discovery S Class (M1A)	1,852,171	$19,123,900	$17,299,281
Massachusetts Investors Growth Stock S Class (M1B)	1,092,737	9,486,274	7,605,453
High Yield S Class (MFC)	1,815,888	11,480,967	11,857,747
Capital Appreciation S Class (MFD)	84,392	1,456,244	1,134,232
Utilities S Class (MFE)	370,202	4,006,028	3,420,667
Emerging Growth S Class (MFF)	118,754	1,574,030	1,243,360
Total Return S Class (MFJ)	1,948,261	33,039,801	30,879,937
Government Securities S Class (MFK)	2,696,578	36,150,907	37,239,740
Massachusetts Investors Trust S Class (MFL)	235,165	5,851,398	4,924,354
Massachusetts Investors Growth Stock Series (MIS)	4,452,022	51,793,166	31,030,595
Massachusetts Investors Trust Series (MIT)	1,169,738	35,610,591	24,576,204
Money Market (MMS)	5,650,249	5,650,249	5,650,249
New Discovery Series (NWD)	3,378,612	38,919,224	31,691,379
Total Return Series (TRS)	3,010,596	52,621,903	47,868,482
Utilities Series (UTS)	2,498,245	39,302,857	23,183,715
OCC Accumulation Trust
Equity Portfolio (OP1)	221,467	7,437,283	5,676,209
Mid Cap Portfolio (OP2)	710,524	9,399,084	8,618,651
Small Cap Portfolio (OP3)	170,176	4,901,402	3,662,197
Managed Portfolio (OP4)	56,761	2,234,156	1,860,060
PIMCO Variable Insurance Trust
High Yield Portfolio (PHY)	4,175,588	28,069,589	29,938,965
Emerging Markets Bond Portfolio (PMB)	2,728,402	28,502,267	31,322,058
Real Return Portfolio (PRR)	139,505	1,620,993	1,660,108
Total Return Portfolio (PTR)	4,166,294	42,277,418	42,621,187
Rydex Variable Trust
Nova Fund (RX1)	180,985	987,568	937,500
OTC Fund (RX2)	100,074	1,035,242	905,669
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (SB1)	50,545	742,253	569,133
Investors Fund (SB2)	41,757	542,608	405,465
Strategic Bond Fund (SB3)	322,020	3,255,644	3,345,792
Total Return Fund (SB4)	285,455	2,985,035	2,720,389
Sun Capital Advisers Trust
Sun Capital Money Market Fund (SC1)	143,095,823	143,095,823	143,095,823
Sun Capital Investment Grade Bond Fund (SC2)	6,649,756	63,496,859	64,037,148
Sun Capital Real Estate Fund (SC3)	3,817,035	45,905,632	42,369,085
SC Select Equity Fund (SC4)	883,532	7,433,551	5,840,146
SC Blue Chip Mid Cap Fund (SC5)	4,479,127	56,733,483	51,375,585
SC Investors Foundation Fund (SC6)	537,755	4,607,210	3,586,825
SC Davis Venture Value Fund (SC7)	4,327,881	36,472,410	31,680,089
SC Davis Financial Fund (SC8)	713,659	7,003,396	6,094,649
SC Value Equity Fund (SC9)	450,914	4,454,870	3,390,873
SC Value Mid Cap Fund (SCA)	1,270,186	12,976,882	13,108,321
SC Value Small Cap Fund (SCB)	4,309,071	46,526,146	42,832,167
SC Value Managed Fund ( SCC)	315,821	3,103,563	2,580,261
SC INVESCO Technology Fund (SCD)	-	-	-
SC INVESCO Telecommunications Fund (SCE)	2	5	-
SC INVESCO Health Sciences Fund (SCF)	-	2	-
SC INVESCO Energy Fund (SCG)	-	4	-
SC Neuberger Berman Mid Cap Value Fund (SCH)	543,422	5,194,259	4,841,894
SC Neuberger Berman Mid Cap Growth Fund (SCI)	455,304	3,456,636	2,818,332
SC Alger Growth Fund (SCJ)	797,924	6,100,874	5,681,218
SC Alger Income & Growth Fund (SCK)	601,097	4,670,651	4,424,076
SC Alger Small Capitalization Fund (SCL)	283,997	2,163,952	2,161,213
Sun Capital All Cap Fund (SCM)	18,069	132,026	136,243

		$1,844,072,199	1,544,180,238
Liability:
Payable to sponsor			(85,864)
Net assets			$1,544,094,374

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

	Applicable to Owners of		Reserve for
Net Assets Applicable Contract Owners:	Deferred Variable Annuity Contracts		Variable
Consoldated Futurity Contracts:	Units	Value	Annuities	Total
AIM Variable Insurance Fund, Inc.
AG2	9,933	$ 72,925	$ -	$ 72,925
AG3	11,314	103,888	-	103,888
AI1	4,517,822	26,486,380	30,144	26,516,524
AI2	8,105,745	34,024,118	72,067	34,096,185
AI3	5,737,435	35,989,088	119,655	36,108,743
AI4	4,224,313	25,418,898	56,059	25,474,957
AI5	824,629	5,011,133	-	5,011,133
AI7	14,094	117,551	-	117,551
AI8	4,093	34,395	-	34,395
AI9	2,289	18,018	-	18,018
Arnhold and S. Bleichroader Advisers, Inc.
SG1	3,996,990	44,526,797	-	44,526,797
The Alger American Fund
AL1	8,205,394	45,388,641	97,279	45,485,920
AL2	4,500,052	30,707,619	150,764	30,858,383
AL3	1,566,452	7,326,736	24,835	7,351,571
Alliance Variable Products Series Fund, Inc.
AN1	1,052,237	6,201,326	-	6,201,326
AN2	304,747	1,440,238	-	1,440,238
AN3	3,865,669	27,508,188	28,150	27,536,338
AN4	287,342	2,331,665	32,089	2,363,754
AN5	75,132	483,853	-	483,853
Credit Suisse Institutional Fund, Inc.
CS1	107,756	960,829	14,372	975,201
CS2	76,619	508,044	592	508,636
CS3	43,870	271,499	9,173	280,672
CS4	139,231	1,042,956	2,060	1,045,016
Fidelity Variable Insurance Products Funds
FL1	1,422,859	12,015,746	28,053	12,043,799
FL2	923,348	5,872,825	-	5,872,825
FL3	5,065,258	30,402,712	18,174	30,420,886
Franklin Templeton Variable Insurance Products Trust
FTG	2,357	24,668	-	24,668
FTI	54,719	572,025	-	572,025
Goldman Sachs Variable Insurance Trust
GS1	-	-	-	-
GS2	505,836	4,864,488	44,822	4,909,310
GS3	1,993,373	14,074,233	76,684	14,150,917
GS4	703,658	5,360,480	14,592	5,375,072
GS5	1,048,203	6,710,504	27,337	6,737,841
GS6	-	-	-	-
GS7	294,424	1,951,108	-	1,951,108
INVESCO Variable Investment Funds, Inc.
IV1	393,726	2,135,358	-	2,135,358
IV2	227,469	1,374,325	-	1,374,325
J.P. Morgan Series Trust II
JP1	1,646,234	11,019,004	80,922	11,099,926
JP2	691,691	4,459,173	13,327	4,472,500
JP3	565,247	4,388,064	30,683	4,418,747
Lord Abbett Series Fund, Inc.
LA1	12,899,028	116,305,243	145,182	116,450,425
LA2	4,868,436	44,732,325	64,999	44,797,324
LA3	158,181	1,021,388	-	1,021,388
MFS/Sun Life Series Trust
CAS	2,385,864	12,294,335	36,630	12,330,965
EGS	4,741,685	23,602,706	92,114	23,694,820
GSS	6,101,434	75,573,816	86,691	75,660,507

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2002 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
HYS	2,506,679	$ 24,023,858	$ 103,209	$ 24,127,067
M1A	2,563,610	17,299,131	149	17,299,280
M1B	1,096,685	7,605,453	-	7,605,453
MFC	1,187,722	11,836,857	20,766	11,857,623
MFD	175,129	1,134,232	-	1,134,232
MFE	510,083	3,420,493	172	3,420,665
MFF	196,254	1,243,360	-	1,243,360
MFJ	3,318,943	30,695,998	182,559	30,878,557
MFK	3,416,760	37,239,740	-	37,239,740
MFL	656,869	4,924,354	-	4,924,354
MIS	5,812,738	30,953,849	77,781	31,031,630
MIT	3,718,258	24,449,985	113,918	24,563,903
MMS	496,876	5,650,249	-	5,650,249
NWD	4,545,469	31,688,539	2,643	31,691,182
TRS	4,565,050	47,783,949	80,760	47,864,709
UTS	3,365,478	22,994,273	182,570	23,176,843
OCC Accumulation Trust
OP1	687,993	5,657,881	17,861	5,675,742
OP2	579,459	8,571,598	44,008	8,615,606
OP3	330,269	3,633,081	27,188	3,660,269
OP4	206,097	1,860,060	-	1,860,060
PIMCO Variable Insurance Trust
PHY	2,764,653	29,938,965	-	29,938,965
PMB	2,694,865	31,322,058	-	31,322,058
PRR	161,628	1,629,488	30,793	1,660,281
PTR	4,171,216	42,601,121	20,180	42,621,301
Rydex Variable Trust
RX1	178,307	937,500	-	937,500
RX2	184,922	905,669	-	905,669
Salomon Brothers Variable Series Funds, Inc.
SB1	50,322	569,133	-	569,133
SB2	44,173	405,465	-	405,465
SB3	266,350	3,312,936	30,655	3,343,591
SB4	280,674	2,706,892	12,646	2,719,538
Sun Capital Advisers Trust
SC1	13,525,823	142,901,532	187,108	143,088,640
SC2	5,494,856	63,796,460	226,116	64,022,576
SC3	3,241,508	42,326,541	41,845	42,368,386
SC4	1,023,813	5,838,591	1,311	5,839,902
SC5	5,545,133	51,303,238	64,993	51,368,231
SC6	557,939	3,578,477	7,951	3,586,428
SC7	4,409,222	31,597,397	81,366	31,678,763
SC8	734,726	6,074,986	19,143	6,094,129
SC9	449,981	3,390,869	-	3,390,869
SCA	1,323,897	13,075,573	33,343	13,108,916
SCB	4,469,212	42,800,106	32,598	42,832,704
SCC	324,332	2,580,261	-	2,580,261
SCD	-	-	-	-
SCE	-	-	-	-
SCF	-	-	-	-
SCG	-	-	-	-
SCH	550,836	4,813,734	28,968	4,842,702
SCI	461,060	2,818,332	-	2,818,332
SCJ	760,555	5,681,218	-	5,681,218
SCK	568,391	4,424,076	-	4,424,076
SCL	282,059	2,161,213	-	2,161,213
SCM	18,231	136,243	-	136,243

		$ 1,541,024,325	$ 3,070,049	$ 1,544,094,374

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002

	AG2 Sub- Account	AG3 Sub- Account	AI1 Sub- Account	AI2 Sub- Account	AI3 Sub- Account	AI4 Sub- Account
Income and expenses:
Dividend income	$-	$223	$-	$-	$135,562	$174,509
Mortality and expense risk charges	(137)	(395)	(456,996)	(494,605)	(594,176)	(641,787)
Distribution expense charges	(16)	(47)	(54,839)	(59,353)	(71,301)	(77,014)
Net investment income (loss)	$(153)	$(219)	$(511,835)	$(553,958)	$(529,915)	$(544,292)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(22)	$(61)	$(14,113,204)	$(20,257,517)	$(10,251,685)	$(20,227,544)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(22)	$(61)	$(14,113,204)	$(20,257,517)	$(10,251,685)	$(20,227,544)

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,711)	$(2,956)	$(15,457,429)	$(18,410,491)	$(18,016,297)	$(5,981,647)
Beginning of year	-	-	(19,289,829)	(23,256,803)	(19,963,976)	(16,287,879)
Change in unrealized appreciation (depreciation)	$(3,711)	$(2,956)	$3,832,400	$4,846,312	$1,947,679	$10,306,232

Realized and unrealized gains (losses)	$(3,733)	$(3,017)	$(10,280,804)	$(15,411,205)	$(8,304,006)	$(9,921,312)
Increase (Decrease) in net assets from operations	$(3,886)	$(3,236)	$(10,792,639)	$(15,965,163)	$(8,833,921)	$(10,465,604)

	AI5 Sub- Account	AI7 Sub- Account	AI8 Sub- Account	AI9 Sub- Account	SGI Sub- Account	AL1 Sub- Account
Income and expenses:
Dividend income	$20,404	$-	$281	$69	$113,708	$27,813
Mortality and expense risk charges	(69,126)	(246)	(1,498)	(88)	(125,722)	(850,269)
Distribution expense charges	(8,295)	(29)	(180)	(11)	(15,087)	(102,032)
Net investment income (loss)	$(57,017)	$(275)	$(1,397)	$(30)	$(27,101)	$(924,488)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(535,310)	$(23)	$(50,508)	$(1,933)	$94,995	$(20,570,282)
Realized gain distribution	-	-	-	-	625,393	-
Net realized gains (losses)	$(535,310)	$(23)	$(50,508)	$(1,933)	$720,388	$(20,570,282)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,479,989)	$(4,408)	$1,210	$(853)	$3,875,048	$(37,676,653)
Beginning of year	(36,876)	-	-	-	-	(30,743,804)
Change in unrealized appreciation (depreciation)	$(1,443,113)	$(4,408)	$1,210	$(853)	$3,875,048	$(6,932,849)

Realized and unrealized gains (losses)	$(1,978,423)	$(4,431)	$(49,298)	$(2,786)	$4,595,436	$(27,503,131)
Increase (Decrease) in net assets from operations	$(2,035,440)	$(4,706)	$(50,695)	$(2,816)	$4,568,335	$(28,427,619)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	AL2 Sub- Account	AL3 Sub- Account	AN1 Sub- Account	AN2 Sub- Account	AN3 Sub- Account	AN4 Sub- Account
Income and expenses:
Dividend income	$300,031	$-	$-	$-	$142,890	$29,213)
Mortality and expense risk charges	(579,839)	(130,734)	(81,587)	(19,167)	(326,452)	(17,477)
Distribution expense charges	(69,581)	(15,688)	(9,790)	(2,300)	(39,174)	(2,097)
Net investment income (loss)	$(349,389)	$(146,422)	$(91,377)	$(21,467)	$(222,736)	$9,639

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(11,535,235)	$(3,099,156)	$(577,551)	$(229,950)	$(1,884,559)	$(94,121)
Realized gain distribution	-	-	-	-	878,358	-
Net realized gains (losses)	$(11,535,235)	$(3,099,156)	$(577,551)	$(229,950)	$(1,006,201)	$(94,121)

Net unrealized appreciation (depreciation) on investments:
End of year	$(20,298,237)	$(4,572,686)	$(1,709,778)	$(586,902)	$(5,509,302)	$(76,366)
Beginning of year	(13,957,724)	(4,363,389)	56,136	16,860	342,231	7,209
Change in unrealized appreciation (depreciation)	$(6,340,513)	$(209,297)	$(1,765,914)	$(603,762)	$(5,851,533)	$(83,575)

Realized and unrealized gains (losses)	$(17,875,748)	$(3,308,453)	$(2,343,465)	$(833,712)	$(6,857,734)	$(177,696)
Increase (Decrease) in net assets from operations	$(18,225,137)	$(3,454,875)	$(2,434,842)	$(855,179)	$(7,080,470)	$(168,057)

	AN5 Sub- Account	CS1 Sub- Account	CS2 Sub- Account	CS3 Sub- Account	CS4 Sub- Account	FL1 Sub- Account
Income and expenses:
Dividend income	$-	$2,086	$-	$-	$-	$26,967
Mortality and expense risk charges	(15,557)	(14,744)	(8,651)	(4,976)	(21,481)	(96,973)
Distribution expense charges	(1,867)	(1,769)	(1,038)	(597)	(2,578)	(11,637)
Net investment income (loss)	$(17,424)	$(14,427)	$(9,689)	$(5,573)	$(24,059)	$(81,643)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(714,116)	$(233,550)	$(327,627)	$(168,636)	$(665,130)	$(181,390)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(714,116)	$(233,550)	$(327,627)	$(168,636)	$(665,130)	$(181,390)

Net unrealized appreciation (depreciation) on investments:
End of year	$(83,240)	$(486,795)	$(431,091)	$(410,401)	$(257,744)	$(677,793)
Beginning of year	(226,228)	(589,429)	(613,154)	(413,135)	(92,023)	67,947
Change in unrealized appreciation (depreciation)	$142,988	$102,634	$182,063	$2,734	$(165,721)	$(745,740)

Realized and unrealized gains (losses)	$(571,128)	$(130,916)	$(145,564)	$(165,902)	$(830,851)	$(927,130)
Increase (Decrease) in net assets from operations	$(588,552)	$(145,343)	$(155,253)	$(171,475)	$(854,910)	$(1,008,773)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	FL2 Sub- Account	FL3 Sub- Account	FTG Sub- Account	FTI Sub- Account	GS1 Sub- Account	GS2 Sub- Account
Income and expenses:
Dividend income	$188,312	$42,552	$-	$-	$-	$14,872
Mortality and expense risk charges	(334,150)	(484,287)	(20)	(824)	(89,658)	(81,430)
Distribution expense charges	(40,098)	(58,114)	(2)	(99)	(10,759)	(9,772)
Net investment income (loss)	$(185,936)	$(499,849)	$(22)	$(923)	$(100,417)	$(76,330)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(9,388,850)	$(9,566,138)	$19	$102	$(11,680,900)	$(31,644)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(9,388,850)	$(9,566,138)	$19	$102	$(11,680,900)	$(31,644)

Net unrealized appreciation (depreciation) on investments:
End of year	$(285,341)	$(6,603,188)	$(429)	$(13,529)	$-	$(702,682)
Beginning of year	87,436	104,360	-	-	(9,594,975)	315,724
Change in unrealized appreciation (depreciation)	$(372,777)	$(6,707,548)	$(429)	$(13,529)	$9,594,975	$(1,018,406)

Realized and unrealized gains (losses)	$(9,761,627)	$(16,273,686)	$(410)	$(13,427)	$(2,085,925)	$(1,050,050)
Increase (Decrease) in net assets from operations	$(9,947,563)	$(16,773,535)	$(432)	$(14,350)	$(2,186,342)	$(1,126,380)

	GS3 Sub- Account	GS4 Sub- Account	GS5 Sub- Account	GS6 Sub- Account	GS7 Sub- Account	IV1 Sub- Account
Income and expenses:
Dividend income	$92,425	$87,622	$83,238	$-	$4,145	$-
Mortality and expense risk charges	(213,037)	(83,636)	(108,129)	(1,507)	(20,501)	(22,849)
Distribution expense charges	(25,564)	(10,036)	(12,976)	(181)	(2,460)	(2,742)
Net investment income (loss)	$(146,176)	$(6,050)	$(37,867)	$(1,688)	$(18,816)	$(25,591)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,239,211)	$(533,536)	$(1,804,739)	$(68,311)	$(86,049)	$(266,168)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(2,239,211)	$(533,536)	$(1,804,739)	$(68,311)	$(86,049)	$(266,168)

Net unrealized appreciation (depreciation) on investments:
End of year	$(5,475,013)	$(1,344,275)	$(3,403,544)	$-	$(349,980)	$(436,965)
Beginning of year	(3,312,092)	(967,639)	(3,367,882)	3,771	(3,286)	43,710
Change in unrealized appreciation (depreciation)	$(2,162,921)	$(376,636)	$(35,662)	$(3,771)	$(346,694)	$(480,675)

Realized and unrealized gains (losses)	$(4,402,132)	$(910,172)	$(1,840,401)	$(72,082)	$(432,743)	$(746,843)
Increase (Decrease) in net assets from operations	$(4,548,308)	$(916,222)	$(1,878,268)	$(73,770)	$(451,559)	$(772,434)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	IV2 Sub- Account	JP1 Sub- Account	JP2 Sub- Account	JP3 Sub- Account	LA1 Sub- Account	LA2 Sub- Account
Income and expenses:
Dividend income	$-	$7,480	$29,291	$12,222	$689,194	$252,660
Mortality and expense risk charges	(18,511)	(189,708)	(76,229)	(74,733)	(1,742,538)	(480,572)
Distribution expense charges	(2,221)	(22,765)	(9,147)	(8,968)	(209,105)	(57,669)
Net investment income (loss)	$(20,732)	$(204,993)	$(56,085)	$(71,479)	$(1,262,449)	$(285,581)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(178,760)	$(2,568,239)	$(1,139,542)	$(537,148)	$(9,973,743)	$(531,610)
Realized gain distribution	-	-	-	-	15,411	-
Net realized gains (losses)	$(178,760)	$(2,568,239)	$(1,139,542)	$(537,148)	$(9,958,332)	$(531,610)

Net unrealized appreciation (depreciation) on investments:
End of year	$(325,724)	$(5,959,221)	$(2,163,625)	$(1,494,328)	$(22,612,580)	$(3,059,257)
Beginning of year	33,775	(4,204,793)	(2,067,752)	(613,618)	(840,914)	729,007
Change in unrealized appreciation (depreciation)	$(359,499)	$(1,754,428)	$(95,873)	$(880,710)	$(21,771,666)	$(3,788,264)

Realized and unrealized gains (losses)	$(538,259)	$(4,322,667)	$(1,235,415)	$(1,417,858)	$(31,729,998)	$(4,319,874)
Increase (Decrease) in net assets from operations	$(558,991)	$(4,527,660)	$(1,291,500)	$(1,489,337)	$(32,992,447)	$(4,605,455)

	LA3 Sub- Account	CAS Sub- Account	EGS Sub- Account	GSS Sub- Account	HYS Sub- Account	M1A Sub- Account
Income and expenses:
Dividend income	$9,516	$33,312	$-	$2,556,633	$4,232,519	$-
Mortality and expense risk charges	(9,837)	(232,857)	(466,820)	(782,028)	(474,933)	(107,996)
Distribution expense charges	(1,180)	(27,943)	(56,019)	(93,843)	(56,992)	(12,960)
Net investment income (loss)	$(1,501)	$(227,488)	$(522,839)	$1,680,762	$3,700,594	$(120,956)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(36,117)	$(13,917,750)	$(26,523,794)	$1,046,022	$(6,315,314)	$(231,333)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$(36,117)	$(13,917,750)	$(26,523,794)	$1,046,022	$(6,315,314)	$(231,333)

Net unrealized appreciation (depreciation) on investments:
End of year	$(140,098)	$(10,743,997)	$(18,852,055)	$3,007,420	$(991,450)	$(1,824,619)
Beginning of year	(3,026)	(16,711,126)	(28,422,551)	979,569	(3,320,165)	228,510
Change in unrealized appreciation (depreciation)	$(137,072)	$5,967,129	$9,570,496	$2,027,851	$2,328,715	$(2,053,129)

Realized and unrealized gains (losses)	$(173,189)	$(7,950,621)	$(16,953,298)	$3,073,873	$(3,986,599)	$(2,284,462)
Increase (Decrease) in net assets from operations	$(174,690)	$(8,178,109)	$(17,476,137)	$4,754,635	$(286,005)	$(2,405,418)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	MIB Sub- Account	MFC Sub- Account	MFD Sub- Account	MFE Sub- Account	MFF Sub- Account	MFJ Sub- Account
Income and expenses:
Dividend income	$8,274	$1,168,073	$1,794	$139,805	$-	$607,795
Mortality and expense risk charges	(87,411)	(157,516)	(14,517)	(44,852)	(15,742)	(285,768)
Distribution expense charges	(10,489)	(18,902)	(1,742)	(5,382)	(1,889)	(34,292)
Net investment income (loss)	$(89,626)	$991,655	$(14,465)	$89,571	$(17,631)	$287,735

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(253,264)	$(1,502,594)	$(110,222)	$(556,741)	$(161,275)	$(500,955)
Realized gain distribution	-	-	-	-	-	630,443
Net realized gains (losses)	$(253,264)	$(1,502,594)	$(110,222)	$(556,741)	$(161,275)	$129,488

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,880,821)	$376,780	$(322,012)	$(585,361)	$(330,670)	$(2,159,864)
Beginning of year	137,455	48,150	32,632	10,354	35,101	212,888
Change in unrealized appreciation (depreciation)	$(2,018,276)	$328,630	$(354,644)	$(595,715)	$(365,771)	$(2,372,752)

Realized and unrealized gains (losses)	$(2,271,540)	$(1,173,964)	$(464,866)	$(1,152,456)	$(527,046)	$(2,243,264)
Increase (Decrease) in net assets from operations	$(2,361,166)	$(182,309)	$(479,331)	$(1,062,885)	$(544,677)	$(1,955,529)

	MFK Sub- Account	MFL Sub- Account	MIS Sub- Account	MIT Sub- Account	MMS Sub- Account	NWD Sub- Account
Income and expenses:
Dividend income	$731,966	$40,478	$62,657	$340,094	$81,194	$-
Mortality and expense risk charges	(275,223)	(55,271)	(551,881)	(418,369)	(79,413)	(369,902)
Distribution expense charges	(33,027)	(6,633)	(66,226)	(50,204)	(9,530)	(44,388)
Net investment income (loss)	$423,716	$(21,426)	$(555,450)	$(128,479)	$(7,749)	$(414,290)

Realzed and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$107,010	$(119,219)	$(14,895,496)	$(5,784,582)	$-	$(4,769,173)
Realized gain distribution	-	-	-	-	-	-
Net realized gains (losses)	$107,010	$(119,219)	$(14,895,496)	$(5,784,582)	$-	$(4,769,173)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,088,833	$(927,044)	$(20,762,571)	$(11,034,387)	$-	$(7,227,845)
Beginning of year	(27,168)	64,437	(20,687,760)	(8,400,282)	-	(1,423,676)
Change in unrealized appreciation (depreciation)	$1,116,001	$(991,481)	$(74,811)	$(2,634,105)	$-	$(5,804,169)

Realized and unrealized gains (losses)	$1,223,011	$(1,110,700)	$(14,970,307)	$(8,418,687)	$-	$(10,573,342)
Increase (Decrease) in net assets from operations	$1,646,727	$(1,132,126)	$(15,525,757)	$(8,547,166)	$(7,749)	$(10,987,632)

See notes to financial statements.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
	TRS Sub- Account	UTS Sub- Account	OP1 Sub- Account	OP2 Sub- Account	OP3 Sub- Account	OP4 Sub- Account
Income and expenses:
Dividend income	$1,558,563	$1,220,436	$83,133	$-	$4,961	$58,318
Mortality and expense risk charges	(637,280)	(404,592)	(102,572)	(150,830)	(78,870)	(33,773)
Distribution expense charges	(76,474)	(48,551)	(12,309)	(18,100)	(9,464)	(4,053)
Net investment income (loss)	$844,809	$767,293	$(31,748)	$(168,930)	$(83,373)	$20,492

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,633,523)	$(13,644,842)	$(663,846)	$(78,798)	$(566,139)	$(215,549)
Realized gain distributions	1,609,429	-	74,199	254,971	1,076,818	-
Net realized gains (losses)	$(1,024,094)	$(13,644,842)	$(589,647)	$176,173	$510,679	$(215,549)

Net unrealized appreciation (depreciation) on investments:
End of year	$(4,753,421)	$(16,119,142)	$(1,761,074)	$(780,433)	$(1,239,205)	$(374,096)
Beginning of year	(1,103,596)	(17,927,375)	(217,662)	573,762	729,690	(31,262)
Change in unrealized appreciation (depreciation)	$(3,649,825)	$1,853,233	$(1,543,412)	$(1,354,195)	$(1,968,895)	$(342,834)

Realized and unrealized gains (losses)	$(4,673,919)	$(11,791,609)	$(2,133,059)	$(1,178,022)	$(1,458,216)	$(558,383)
Increase (Decrease) in net assets from operations	$(3,829,110)	$(11,024,316)	$(2,164,807)	$(1,346,952)	$(1,541,589)	$(537,891)

	PHY Sub- Account	PMB Sub- Account	PRR Sub- Account	PTR Sub- Account	RX1 Sub- Account	RX2 Sub- Account
Income and expenses:
Dividend income	$536,983	$438,887	$6,037	$186,773	$14,632	$-
Mortality and expense risk charges	(83,034)	(88,809)	(2,080)	(61,674)	(5,706)	(16,975)
Distribution expense charges	(9,964)	(10,657)	(250)	(7,401)	(685)	(2,037)
Net investment income (loss)	$443,985	$339,421	$3,707	$117,698	$8,241	$(19,012)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$20,814	$78,162	$(127)	$(1,222)	$(229,567)	$(758,725)
Realized gain distributions	-	-	2,452	193,741	-	-
Net realized gains (losses)	$20,814	$78,162	$2,325	$192,519	$(229,567)	$(758,725)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,869,376	$2,819,791	$39,115	$343,769	$(50,068)	$(129,573)
Beginning of year	-	-	-	-	7,255	(53,260)
Change in unrealized appreciation (depreciation)	$1,869,376	$2,819,791	$39,115	$343,769	$(57,323)	$(76,313)

Realized and unrealized gains (losses)	$1,890,190	$2,897,953	$41,440	$536,288	$(286,890)	$(835,038)
Increase (Decrease) in net assets from operations	$2,334,175	$3,237,374	$45,147	$653,986	$(278,649)	$(854,050)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

SB1 Sub- Account		SB2 Sub- Account	SB3 Sub- Account	SB4 Sub- Account	SC1 Sub- Account		SC2 Sub- Account
Income and expenses:
Dividend income	$2,812	$5,399	$167,528	$41,649		$1,410,329	$5,371,677
Mortality and expense risk charges	(9,662)	(6,069)	(45,525)	(41,118)		(1,638,334)	(1,253,982)
Distribution expense charges	(1,159)	(728)	(5,463)	(4,934)		(196,600)	(150,478)
Net investment income (loss)	$(8,009)	$(1,398)	$116,540	$(4,403)		$(424,605)	$3,967,217

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(23,728)	$(7,978)	$58,790	$(97,970)		$-	$(809,059)
Realized gain distributions	-	-	-	-		-	-
Net realized gains (losses)	$(23,728)	$(7,978)	$58,790	$(97,970)	$		$(809,059)

Net unrealized appreciation (depreciation) on investments:
End of year	$(173,120)	$(137,143)	$90,148	$(264,646)		$-	$540,289
Beginning of year	39,904	(8,410)	16,703	(78,415)		-	304,709
Change in unrealized appreciation (depreciation)	$(213,024)	$(128,733)	$73,445	$(186,231)		$-	$235,580

Realized and unrealized gains (losses)	$(236,752)	$(136,711)	$132,235	$(284,201)		$-	$(573,479)
Increase (Decrease) in net assets from operations	$(246,761)	$(138,109)	$248,775	$(288,604)		$(424,605)	$3,393,738

	SC3 Sub- Account	SC4 Sub- Account	SC5 Sub- Account	SC6 Sub- Account	SC7 Sub- Account		SC8 Sub- Account
Income and expenses:
Dividend income	$1,778,116	$10,114	$-	$18,799		$1,135	$10,936
Mortality and expense risk charges	(384,301)	(92,534)	(689,282)	(48,492)		(422,063)	(95,213)
Distribution expense charges	(46,116)	(11,104)	(82,714)	(5,819)		(50,648)	(11,426)
Net investment income (loss)	$1,347,699	$(93,524)	$(771,996)	$(35,512)		$(471,576)	$(95,703)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$761,049	$(609,706)	$(2,548,887)	$(337,695)		$(1,400,119)	$(873,219)
Realized gain distributions	2,288,112	-	-	-		-	-
Net realized gains (losses)	$3,049,161	$(609,706)	$(2,548,887)	$(337,695)		$(1,400,119)	$(873,219)

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,536,547)	$(1,593,405)	$(5,357,898)	$(1,020,385)		$(4,792,321)	$(908,747)
Beginning of year	357,953	276,052	495,743	(198,397)		24,003	(60,580)
Change in unrealized appreciation (depreciation)	$(3,894,500)	$(1,869,457)	$(5,853,641)	$(821,988)		$(4,816,324)	$(848,167)

Realized and unrealized gains (losses)	$(845,339)	$(2,479,163)	$(8,402,528)	$(1,159,683)		$(6,216,443)	$(1,721,386)
Increase (Decrease) in net assets from operations	$502,360	$(2,572,687)	$(9,174,524)	$(1,195,195)		$(6,688,019)	$(1,817,089)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued
SC9 Sub- Account	SCA Sub- Account	SCB Sub- Account	SCC Sub- Account	SCD Sub- Account	SCE Sub- Account
Income and expenses:
Dividend income	$31,322	$8,116	$-	$22,101	$-	$-
Mortality and expense risk charges	(47,330)	(169,222)	(336,633)	(31,587)	(20,912)	(4,918)
Distribution expense charges	(5,680)	(20,307)	(40,396)	(3,790)	(2,509)	(590)
Net investment income (loss)	$(21,688)	$(181,413)	$(377,029)	$(13,276)	$(23,421)	$(5,508)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(668,923)	$(331,103)	$(1,051,344)	$(240,791)	$(1,201,719)	$(281,006)
Realized gain distributions	-	-	-	619,944	-	-	-	-
Net realized gains (losses)	$(668,923)	$(331,103)	$(431,400)	$(240,791)	$(1,201,719)	$(281,006)

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,063,997)	$131,439	$(3,693,979)	$(523,302)	$-	$(5)
Beginning of year	(304,911)	935,930	1,216,421	(99,052)	(107,959)	(17,453)
Change in unrealized appreciation (depreciation)	$(759,086)	$(804,491)	$(4,910,400)	$(424,250)	$107,959	$17,448

Realized and unrealized gains (losses)	$(1,428,009)	$(1,135,594)	$(5,341,800)	$(665,041)	$(1,093,760)	$(263,558)
Increase (Decrease) in net assets from operations	$(1,449,697)	$(1,317,007)	$(5,718,829)	$(678,317)	$(1,117,181)	$(269,066)

SCF Sub- Account	SCG Sub- Account	SCH Sub- Account	SCI Sub- Account	SCJ Sub- Account	SCK Sub- Account
Income and expenses:
Dividend income	$-	$-	$5,550	$-	$3,119	$8,155
Mortality and expense risk charges	(68,503)	(23,408)	(44,492)	(37,522)	(29,640)	(22,275)
Distribution expense charges	(8,220)	(2,809)	(5,339)	(4,503)	(3,557)	(2,673)
Net investment income (loss)	$(76,723)	$(26,217)	$(44,281)	$(42,025)	$(30,078)	$(16,793)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,545,825)	$(306,876)	$(93,940)	$(566,365)	$(445,030)	$(347,530)
Realized gain distributions	-	-	-	-	-	-
Net realized gains (losses)	$(1,545,825)	$(306,876)	$(93,940)	$(566,365)	$(445,030)	$(347,530)

Net unrealized appreciation (depreciation) on investments:
End of year	$(2)	$(4)	$(352,365)	$(638,304)	$(419,656)	$(246,575)
Beginning of year	32,831	13,895	57,560	(119,683)	-	-
Change in unrealized appreciation (depreciation)	$(32,833)	$(13,899)	$(409,925)	$(518,621)	$(419,656)	$(246,575)

Realized and unrealized gains (losses)	$(1,578,658)	$(320,775)	$(503,865)	$(1,084,986)	$(864,686)	$(594,105)
Increase (Decrease) in net assets from operations	$(1,655,381)	$(346,992)	$(548,146)	$(1,127,011)	$(894,764)	$(610,898)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2002 - continued

	SCL Sub- Account	SCM Sub- Account
Income and expenses:
Dividend income	$-	$204
Mortality and expense risk charges	(8,114)	(386)
Distribution expense charges	(974)	(46)
Net investment income (loss)	$(9,088)	$(228)

Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(116,851)	$(981)
Realized gain distributions	-	-	-
Net realized gains (losses)	$(116,851)	$(981)

Net unrealized appreciation (depreciation) on investments:
End of year	$(2,739)	$4,217
Beginning of year	-	-
Change in unrealized appreciation (depreciation)	$(2,739)	$4,217

Realized and unrealized gains (losses)	$(119,590)	$3,236
Increase (Decrease) in net assets from operations	$(128,678)	$3,008

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets
	AG2 Sub-Account	AG3 Sub-Account	AI1 Sub-Account		AI2 Sub-Account		AI3 Sub-Account		AI4 Sub-Account
	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(153)	$(219)	$(511,835)	$(658,832)	$(553,958)	$(571,949)	$(529,915)	$(832,252)	$(544,292)	$(637,001)
Net realized gains (losses)	(22)	(61)	(14,113,204)	(426,522)	(20,257,517)	(12,363,043)	(10,251,685)	(4,712,967)	(20,227,544)	(12,085,200)
Net unrealized gains (losses)	(3,711)	(2,956)	3,832,400	(11,895,772)	4,846,312	(8,730,945)	1,947,679	(11,446,923)	10,306,232	(3,400,422)
Increase (Decrease) in net assets from operations	$(3,886)	$(3,236)	$(10,792,639)	$(12,981,126)	$(15,965,163)	$(21,665,937)	$(8,833,921)	$(16,992,142)	$(10,465,604)	$(16,122,623)

Participant transactions:
Accumulation activity:
Purchase payments received	$73,547	$87,744	$1,480,808	$9,069,351	$1,101,903	$6,385,648	$1,540,760	$9,070,325	$7,896,162	$13,916,472
Net transfers between Sub-Accounts and Fixed Account	3,264	19,380	(5,476,534)	7,208,429	15,360,551	(2,270,995)	(7,148,123)	4,353,523	(20,609,157)	4,396,760
Withdrawals, surrenders, annuitizations and contract charges			(3,179,164)	(3,218,798)	(3,890,351)	(3,293,567)	(4,893,248)	(4,753,525)	(5,509,207)	(4,341,938)
Net accumulation activity	$76,811	$107,124	$(7,174,890)	$13,058,982	$12,572,103	$821,086	$(10,500,611)	$8,670,323	$(18,222,202)	$13,971,294

Annuitization activity:
Annuitizations	$-	$-	$-	$15,613	$-	$12,750	$-	$49,529	$-	$14,994
Annuity payments and contract charges	-	-	(3,407)	(3,984)	(12,320)	(11,604)	(14,096)	(11,007)	(19,695)	(24,439)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-		-	-	-	-
Adjustments to annuity reserve	-		(265)	378	(2,287)	2,056	(6,222)	2,889	(738)	5,887
Net annuitization activity	$-	$-	$(3,672)	$12,007	$(14,607)	$3,202	$(20,318)	$41,411	$(20,433)	$(3,558)
Increase (Decrease) in net assets from participant transactions	$76,811	$107,124	$(7,178,562)	$13,070,989	$12,557,496	$824,288	$(10,520,929)	$8,711,734	$(18,242,635)	$13,967,736

Increase (Decrease) in net assets	$72,925	$103,888	$(17,971,201)	$89,863	$(3,407,667)	$(20,841,649)	$(19,354,850)	$(8,280,408)	$(28,708,239)	$(2,154,887)

Net assets:
Beginning of year	$-	$-	$44,487,725	$44,397,862	$37,503,852	$58,345,501	$55,463,593	$63,744,001	$54,183,196	$56,338,083
End of year	$72,925	$103,888	$26,516,524	$44,487,725	$34,096,185	$37,503,852	$36,108,743	$55,463,593	$25,474,957	$54,183,196

Units Transactions:
Beginning of year	-	-	5,563,655	3,782,520	5,978,099	5,515,990	7,175,804	5,731,443	7,454,026	5,285,140
Purchase	9,490	9,205	265,268	1,153,469	250,799	990,134	246,481	1,204,663	1,340,486	1,863,033
Transferred between Sub-Accounts and Fixed Accumulation Account	443	2,109	(840,386)	989,260	2,619,909	(81,464)	(1,016,349)	780,045	(3,671,369)	829,826
Withdrawn, surrendered and annuitized	-	-	(470,715)	(361,594)	(743,062)	(446,561)	(668,501)	(540,347)	(898,830)	(523,973)
End of year	9,933	11,314	4,517,822	5,563,655	8,105,745	5,978,099	5,737,435	7,175,804	4,224,313	7,454,026

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AI5 Sub-Account		AI7 Sub-Account	AI8 Sub-Account	AI9 Sub-Account	SGI Sub-Account	AL1 Sub-Account		AL2 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (d)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(57,017)	$(9,775)	$(275)	$(1,397)	$(30)	$(27,101)	$(924,488)	$(1,076,397)	$(349,389)	$(609,691)
Net realized gains (losses)	(535,310)	44,678	(23)	(50,508)	(1,933)	720,388	(20,570,282)	1,341,023	(11,535,235)	(202,477)
Net unrealized gains (losses)	(1,443,113)	(36,876)	(4,408)	1,210	(853)	3,875,048	(6,932,849)	(13,580,745)	(6,340,513)	(8,875,038)
Increase (Decrease) in net assets from operations	$(2,035,440)	$(1,973)	$(4,706)	$(50,695)	$(2,816)	$4,568,335	$(28,427,619)	$(13,316,119)	$(18,225,137)	$(9,687,206)

Participant transactions:
Accumulation activity:
Purchase payments received	$2,090,995	$2,553,635	$92,294	$243,236	$39,562	$1,927,941	$2,325,030	$12,644,308	$1,791,595	$12,919,834
Net transfers between Sub-Accounts and Fixed Account	1,777,256	1,079,264	29,963	(145,744)	(18,728)	38,786,983	(10,058,224)	9,886,160	(8,023,993)	7,664,899
Withdrawals, surrenders, annuitizations and contract charges	(425,226)	(27,378)		(12,402)		(756,462)	(5,697,963)	(6,265,259)	(3,956,094)	(4,232,827)
Net accumulation activity	$3,443,025	$3,605,521	$122,257	$85,090	$20,834	$39,958,462	$(13,431,157)	$16,265,209	$(10,188,492)	$16,351,906

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$49,043	$-	$221,920
Annuity payments and contract charges	-	-	-	-	-	-	(12,553)	(16,525)	(37,187)	(52,353)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	(7,945)	8,195	(666)	(5,896)
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(20,498)	$40,713	$(37,853)	$163,671
Increase (Decrease) in net assets from participant transactions	$3,443,025	$3,605,521	$122,257	$85,090	$20,834	$39,958,462	$(13,451,655)	$16,305,922	$(10,226,345)	$16,515,577

Increase (Decrease) in net assets	$1,407,585	$3,603,548	$117,551	$34,395	$18,018	$44,526,797	$(41,879,274)	$2,989,803	$(28,451,482)	$6,828,371

Net assets:
Beginning of year	$3,603,548	$-	$-	$-	$-	$-	$87,365,194	$84,375,391	$59,309,865	$52,481,494
End of year	$5,011,133	$3,603,548	$117,551	$34,395	$18,018	$44,526,797	$45,485,920	$87,365,194	$30,858,383	$59,309,865

Units Transactions:
Beginning of year	407,446	-	-	-	-	-	10,169,607	7,685,325	5,785,259	3,797,802
Purchase	261,724	286,101	10,463	25,480	4,554	181,350	325,620	1,578,176	228,461	1,390,742
Transferred between Sub-Accounts and Fixed Accumulation Account	216,206	124,503	3,631	(19,972)	(2,265)	3,887,316	(1,536,153)	1,556,768	(1,047,586)	975,093
Withdrawn, surrendered and annuitized	(60,747)	(3,158)	-	(1,415)	-	(71,676)	(753,680)	(650,662)	(466,082)	(378,378)
End of year	824,629	407,446	14,094	4,093	2,289	3,996,990	8,205,394	10,169,607	4,500,052	5,785,259

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AL3 Sub-Account		AN1 Sub-Account		AN2 Sub-Account		AN3 Sub-Account		AN4 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(146,422)	$(188,191)	$(91,377)	$(20,493)	$(21,467)	$(4,744)	$(222,736)	$(52,062)	$9,639	$(986)
Net realized gains (losses)	(3,099,156)	(8,819,442)	(577,551)	(61,817)	(229,950)	(7,083)	(1,006,201)	(84,994)	(94,121)	(607)
Net unrealized gains (losses)	(209,297)	3,667,006	(1,765,914)	56,136	(603,762)	16,860	(5,851,533)	342,231	(83,575)	7,209
Increase (Decrease) in net assets from Operations	$(3,454,875)	$(5,340,627)	$(2,434,842)	$(26,174)	$(855,179)	$5,033	$(7,080,470)	$205,175	$(168,057)	$5,616

Participant transactions:
Accumulation activity:
Purchase payments received	$511,861	$1,623,055	$2,532,582	$3,145,091	$522,019	$869,767	$9,850,663	$7,221,756	$959,069	$175,284
Net transfers between Sub-Accounts and Fixed Account	(1,619,998)	1,356,261	1,428,205	2,060,138	624,738	409,940	10,333,115	8,356,827	1,320,812	146,594
Withdrawals, surrenders, annuitizations and contract charges	(1,044,710)	(1,102,905)	(469,118)	(34,556)	(120,596)	(15,484)	(1,241,270)	(149,907)	(75,087)	(5,713)
Net accumulation activity	$(2,152,847)	$1,876,411	$3,491,669	$5,170,673	$1,026,161	$1,264,223	$18,942,508	$15,428,676	$2,204,794	$316,165

Annuitization activity:
Annuitizations	$-	$12,498	$-	$-	$-	$-	$-	$43,576	$199	$-
Annuity payments and contract charges	(3,828)	(4,754)	-	-	-	-	(1,473)	(404)	(40)	-
Annuity transfers
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(304)	(231)	-	-	-	-	3,505	(4,755)	5,077	-
Net annuitization activity	$(4,132)	$7,513	$-	$-	$-	$-	$2,032	$38,417	$5,236	$-
Increase (Decrease) in net assets from participant transactions	$(2,156,979)	$1,883,924	$3,491,669	$5,170,673	$1,026,161	$1,264,223	$18,944,540	$15,467,093	$2,210,030	$316,165

Increase (Decrease) in net assets	$(5,611,854)	$(3,456,703)	$1,056,827	$5,144,499	$170,982	$1,269,256	$11,864,070	$15,672,268	$2,041,973	$321,781

Net assets:
Beginning of year	$12,963,425	$16,420,128	$5,144,499	$-	$1,269,256	$-	$15,672,268	$-	$321,781	$-
End of year	$7,351,571	$12,963,425	$6,201,326	$5,144,499	$1,440,238	$1,269,256	$27,536,338	$15,672,268	$2,363,754	$321,781

Units Transactions:
Beginning of year	1,962,751	1,607,165	601,780	-	157,358	-	1,689,129	-	37,676	-
Purchase	97,034	267,239	327,968	366,824	72,865	106,468	1,138,886	788,402	110,383	20,922
Transferred between Sub-Accounts and Fixed Accumulation Account	(299,952)	240,031	191,456	239,074	97,030	53,364	1,204,818	918,557	148,078	17,437
Withdrawn, surrendered and annuitized	(193,381)	(151,684)	(68,967)	(4,118)	(22,506)	(2,474)	(167,164)	(17,830)	(8,795)	(683)
End of year	1,566,452	1,962,751	1,052,237	601,780	304,747	157,358	3,865,669	1,689,129	287,342	37,676

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AN5 Sub-Account		CS1 Sub-Account		CS2 Sub-Account		CS3 Sub-Account		CS4 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(17,424)	$(13,542)	$(14,427)	$(23,201)	$(9,689)	$(16,161)	$(5,573)	$(10,626)	$(24,059)	$(37,790)
Net realized gains (losses)	(714,116)	35,819	(233,550)	(442,082)	(327,627)	(240,319)	(168,636)	(246,926)	(665,130)	(2,089,599)
Net unrealized gains (losses)	142,988	(226,228)	102,634)	260,451	182,063	(100,987)	2,734	(59,322)	(165,721)	1,424,731
Increase (Decrease) in net assets from operations	$(588,552)	$(203,951)	$(145,343)	$(204,832)	$(155,253)	$(357,467)	$(171,475)	$(316,874)	$(854,910)	$(702,658)

Participant transactions:
Accumulation activity:
Purchase payments received	$374,627	$206,948	$4,473	$24,020	$(1,051)	$1,697	$(546)	$153,860	$927	$65,146
Net transfers between Sub-Accounts and Fixed Account	(1,196,418)	2,045,808	(80,111)	(482,477)	(147,356)	(278,217)	(89,696)	(158,953)	(881,464)	391,031
Withdrawals, surrenders, annuitizations and contract charges	(56,345)	(98,264)	(109,796)	(130,874)	(71,202)	(32,290)	(33,915)	(51,029)	(171,472)	(192,858)
Net accumulation activity	$(878,136)	$2,154,492	$(185,434)	$(589,331)	$(219,609)	$(308,810)	$(124,157)	$(56,122)	$(1,052,009)	$263,319

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(1,595)	(1,768)	(108)	(132)	(891)	(1,229)	(190)	(241)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	(559)	255	(4)	(10)	347	655	28	(29)
Net annuitization activity	$-	$-	$(2,154)	$(1,513)	$(112)	$(142)	$(544)	$(574)	$(162)	$(270)
Increase (Decrease) in net assets from participant transactions	$(878,136)	$2,154,492	$(187,588)	$(590,844)	$(219,721)	$(308,952)	$(124,701)	$(56,696)	$(1,052,171)	$263,049

Increase (Decrease) in net assets	$(1,466,688)	$1,950,541	$(332,931)	$(795,676)	$(374,974)	$(666,419)	$(296,176)	$(373,570)	$(1,907,081)	$(439,609)

Net assets:
Beginning of year	$1,950,541	$-	$1,308,132	$2,103,808	$883,610	$1,550,029	$576,848	$950,418	$2,952,097	$3,391,706
End of year	$483,853	$1,950,541	$975,201	$1,308,132	$508,636	$883,610	$280,672	$576,848	$1,045,016	$2,952,097

Units Transactions:
Beginning of year	207,369	-	124,190	176,779	104,918	141,172	58,715	68,882	252,504	242,980
Purchase	43,930	22,065	621	2,149	5	39	240	12,387	407	5,108
Transferred between Sub-Accounts and Fixed Accumulation Account	(169,625)	196,033	(6,687)	(43,230)	(19,556)	(32,799)	(11,179)	(17,521)	(93,148)	22,426
Withdrawn, surrendered and annuitized	(6,542)	(10,729)	(10,368)	(11,508)	(8,748)	(3,494)	(3,906)	(5,033)	(20,532)	(18,010)
End of year	75,132	207,369	107,756	124,190	76,619	104,918	43,870	58,715	139,231	252,504

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FL1 Sub-Account		FL2 Sub-Account		FL3 Sub-Account		FTG Sub-Account	FTI Sub-Account	GSI Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002 (d)	Period Ended December 31, 2002 (d)	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(81,643)	$(9,645)	$(185,936)	$(22,429)	$(499,849)	$(32,444)	$(22)	$(923)	$(100,417)	$(326,317)
Net realized gains (losses)	(181,390)	(17,391)	(9,388,850)	(46,110)	(9,566,138)	(26,762)	19	102	(11,680,900)	(2,947,915)
Net unrealized gains (losses)	(745,740)	67,947	(372,777)	87,436	(6,707,548)	104,360	(429)	(13,529)	9,594,975	(2,764,334)
Increase (Decrease) in net assets from operations	$(1,008,773)	$40,911	$(9,947,563)	$18,897	$(16,773,535)	$45,154	$(432)	$(14,350)	$(2,186,342)	$(6,038,566)

Participant transactions:
Accumulation activity:
Purchase payments received	$4,000,417	$1,576,234	$8,296,726	$980,103	$10,759,901	$1,554,207	$5,184	$84,362	$887,449	$3,339,083
Net transfers between Sub-Accounts and Fixed Account	6,567,291	1,261,424	(14,899,613)	23,129,702	6,040,715	31,331,166	20,183	506,476	(19,807,927)	1,359,107
Withdrawals, surrenders, annuitizations and contract charges	(394,022)	(26,587)	(1,628,489)	(76,938)	(2,337,019)	(199,804)	(267)	(4,463)	(463,910)	(2,137,541)
Net accumulation activity	$10,173,686	$2,811,071	$(8,231,376)	$24,032,867	$14,463,597	$32,685,569	$25,100	$586,375	$(19,384,388)	$2,560,649

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(764)	-	-	-	-	-	-	-	(3,048)	(11,056)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	27,668	-	-	-	101	-	-	-	3,399	(521)
Net annuitization activity	$26,904	$-	$-	$-	$101	$-	$-	$-	$351	$(11,577)
Increase (Decrease) in net assets from participant transactions	$10,200,590	$2,811,071	$(8,231,376)	$24,032,867	$14,463,698	$32,685,569	$25,100	$586,375	$(19,384,037)	$2,549,072

Increase (Decrease) in net assets	$9,191,817	$2,851,982	$(18,178,939)	$24,051,764	$(2,309,837)	$32,730,723	$24,668	$572,025	$(21,570,379)	$(3,489,494)

Net assets:
Beginning of year	$2,851,982	$-	$24,051,764	$-	$32,730,723	$-	$-	$-	$21,570,379	$25,059,873
End of year	$12,043,799	$2,851,982	$5,872,825	$24,051,764	$30,420,886	$32,730,723	$24,668	$572,025	$-	$21,570,379

Units Transactions:
Beginning of year	301,559	-	2,991,637	-	3,773,079	-	-	-	2,906,746	2,391,285
Purchase	438,471	169,415	1,068,915	117,679	1,433,360	182,099	522	7,853	142,492	479,580
Transferred between Sub-Accounts and Fixed Accumulation Account	728,340	135,038	(2,912,712)	2,883,617	207,889	3,615,954	1,859	47,286	(2,984,172)	281,793
Withdrawn, surrendered and annuitized	(45,511)	(2,894)	(224,492)	(9,659)	(349,070)	(24,974)	(24)	(420)	(65,066)	(245,912)
End of year	1,422,859	301,559	923,348	2,991,637	5,065,258	3,773,079	2,357	54,719	-	2,906,746

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GS2 Sub-Account		GS3 Sub-Account		GS4 Sub-Account		GS5 Sub-Account		GS6 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(76,330)	$(79,875)	$(146,176)	$(205,196)	$(6,050)	$(79,670)	$(37,867)	$501	$(1,688)	$(1,066)
Net realized gains (losses)	(31,644)	(21,462)	(2,239,211)	(857,346)	(533,536)	(312,276)	(1,804,739)	(1,037,025)	(68,311)	(537)
Net unrealized gains (losses)	(1,018,406)	291,405	(2,162,921)	(1,993,085)	(376,636)	(606,478)	(35,662)	(1,797,124)	(3,771)	3,771
Increase (Decrease) in net assets from operations	$(1,126,380)	$190,068	$(4,548,308)	$(3,055,627)	$(916,222)	$(998,424)	$(1,878,268)	$(2,833,648)	$(73,770)	$2,168

Participant transactions:
Accumulation activity:
Purchase payments received	$19,651	$1,167,164	$988,189	$2,652,718	$4,995	$1,236,714	$11,206	$2,029,107	$43,087	$178,969
Net transfers between Sub-Accounts and Fixed Account	(549,908)	874,082	(1,122,719)	1,054,622	(447,710)	283,066	(894,054)	1,676,050	(296,226)	154,740
Withdrawals, surrenders, annuitizations and contract charges	(1,124,905)	(531,536)	(1,491,983)	(1,986,959)	(1,028,321)	(753,419)	(956,529)	(969,120)	(8,217)	(751)
Net accumulation activity	$(1,655,162)	$1,509,710	$(1,626,513)	$1,720,381	$(1,471,036)	$766,361	$(1,839,377)	$2,736,037	$(261,356)	$332,958

Annuitization activity:
Annuitizations	$-	$22,308	$11,226	$92,093	$-	$27,224	$-	$-	$-	$-
Annuity payments and contract charges	(3,079)	(1,180)	(19,712)	(30,313)	(970)	(255)	(2,235)	(2,827)	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	2,904	(2,678)	1,160	(2,673)	3,052	(2,997)	(999)	898	-	-
Net annuitization activity	$(175)	$18,450	$(7,326)	$59,107	$2,082	$23,972	$(3,234)	$(1,929)	$-	$-
Increase (Decrease) in net assets from participant transactions	$(1,655,337)	$1,528,160	$(1,633,839)	$1,779,488	$(1,468,954)	$790,333	$(1,842,611)	$2,734,108	$(261,356)	$332,958

Increase (Decrease) in net assets	$(2,781,717)	$1,718,228	$(6,182,147)	$(1,276,139)	$(2,385,176)	$(208,091)	$(3,720,879)	$(99,540)	$(335,126)	$335,126

Net assets:
Beginning of year	$7,691,027	$5,972,799	$20,333,064	$21,609,203	$7,760,248	$7,968,339	$10,458,720	$10,558,260	$335,126	$-
End of year	$4,909,310	$7,691,027	$14,150,917	$20,333,064	$5,375,072	$7,760,248	$6,737,841	$10,458,720	$-	$335,126

Units Transactions:
Beginning of year	668,766	516,148	2,154,860	1,869,586	887,554	819,255	1,311,340	978,067	46,526	-
Purchase	3,177	112,355	140,525	306,211	577	131,064	3,032	238,270	7,008	23,922
Transferred between Sub-Accounts and Fixed Accumulation Account	(59,395)	90,117	(123,551)	177,712	(54,896)	25,120	(137,870)	204,864	(52,153)	22,714
Withdrawn, surrendered and annuitized	(106,712)	(49,854)	(178,461)	(198,649)	(129,577)	(87,885)	(128,299)	(109,861)	(1,381)	(110)
End of year	505,836	668,766	1,993,373	2,154,860	703,658	887,554	1,048,203	1,311,340	-	46,526

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GS7 Sub-Account		IVI Sub-Account		IV2 Sub-Account		JP1 Sub-Account		JP2 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(18,816)	$(2,039)	$(25,591)	$(8,297)	$(20,732)	$(3,407)	$(204,993)	$(197,405)	$(56,085)	$(42,149)
Net realized gains (losses)	(86,049)	(731)	(266,168)	(408,794)	(178,760)	(8,348)	(2,568,239)	(1,412,610)	(1,139,542)	(878,188)
Net unrealized gains (losses)	(346,694)	(3,286)	(480,675)	43,710	(359,499)	33,775	(1,754,428)	(1,559,788)	(95,873)	(1,055,546)
Increase (Decrease) in net assets from operations	$(451,559)	$(6,056)	$(772,434)	$(373,381)	$(558,991)	$22,020	$(4,527,660)	$(3,169,803)	$(1,291,500)	$(1,975,883)

Participant transactions:
Accumulation activity:
Purchase payments received	$824,536	$426,835	$699,100	$725,546	$681,584	$330,703	$60,587	$1,079,481	$18,059	$1,211,339
Net transfers between Sub-Accounts and Fixed Account	826,655	378,112	945,536	1,081,188	422,791	589,410	(1,542,045)	1,081,450	(1,284,362)	(127,519)
Withdrawals, surrenders, annuitizations and contract charges	(47,380)	(35)	(108,318)	(61,879)	(104,499)	(8,693)	(1,706,551)	(1,805,759)	(395,083)	(536,614)
Net accumulation activity	$1,603,811	$804,912	$1,536,318	$1,744,855	$999,876	$911,420	$(3,188,009)	$355,172	$(1,661,386)	$547,206

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$93,202	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(14,066)	(18,975)	(2,255)	(2,758)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	(3,041)	1,764	(334)	(25)
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(17,107)	$75,991	$(2,589)	$(2,783)
Increase (Decrease) in net assets from participant transactions	$1,603,811	$804,912	$1,536,318	$1,744,855	$999,876	$911,420	$(3,205,116)	$431,163	$(1,663,975)	$544,423

Increase (Decrease) in net assets	$1,152,252	$798,856	$763,884	$1,371,474	$440,885	$933,440	$(7,732,776)	$(2,738,640)	$(2,955,475)	$(1,431,460)

Net assets:
Beginning of year	$798,856	$-	$1,371,474	$-	$933,440	$-	$18,832,702	$21,571,342	$7,427,975	$8,859,435
End of year	$1,951,108	$798,856	$2,135,358	$1,371,474	$1,374,325	$933,440	$11,099,926	$18,832,702	$4,472,500	$7,427,975

Units Transactions:
Beginning of year	90,647	-	170,065	-	105,665	-	2,063,692	2,005,110	915,732	829,740
Purchase	106,239	47,883	97,256	89,058	91,712	42,980	8,698	119,936	3,239	142,881
Transferred between Sub-Accounts and Fixed Accumulation Account	103,859	42,768	143,874	88,649	45,882	68,153	(213,710)	127,091	(172,930)	5,219
Withdrawn, surrendered and annuitized	(6,321)	(4)	(17,469)	(7,642)	(15,790)	(5,468)	(212,446)	(188,445)	(54,350)	(62,108)
End of year	294,424	90,647	393,726	170,065	227,469	105,665	1,646,234	2,063,692	691,691	915,732
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	JP3 Sub-Account		LA1 Sub-Account		LA2 Sub-Account		LA3 Sub-Account		CAS Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(71,479)	$(94,336)	$(1,262,449)	$(444,708)	$(285,581)	$9,113	$(1,501)	$(382)	$(227,488)	$(310,032)
Net realized gains (losses)	(537,148)	(461,124)	(9,958,332)	2,964,159	(531,610)	14,232	(36,117)	(170)	(13,917,750)	2,748,020
Net unrealized gains (losses)	(880,710)	(117,503)	(21,771,666)	(6,694,842)	(3,788,264)	729,007	(137,072)	(3,026)	5,967,129	(12,001,293)
Increase (Decrease) in net assets from operations	$(1,489,337)	$(672,963)	$(32,992,447)	$(4,175,391)	$(4,605,455)	$752,352	$(174,690)	$(3,578)	$(8,178,109)	$(9,563,305)

Participant transactions:
Accumulation activity:
Purchase payments received	$29,309	$1,556,323	$22,669,179	$25,513,511	$10,569,950	$4,669,897	$418,417	$143,774	$294,912	$4,256,102
Net transfers between Sub-Accounts and Fixed Account	(500,407)	36,023	7,153,448	64,686,774	17,450,780	18,527,564	508,910	193,719	(3,154,292)	(1,548,564)
Withdrawals, surrenders, annuitizations and contract charges	(376,276)	(416,860)	(10,793,196)	(5,676,977)	(2,316,289)	(292,869)	(64,186)	(978)	(2,608,516)	(2,465,502)
Net accumulation activity	$(847,374)	$1,175,486	$19,029,431	$84,523,308	$25,704,441	$22,904,592	$863,141	$336,515	$(5,467,896)	$242,036

Annuitization activity:
Annuitizations	$-	$-	$61,569	$105,138	$283	$44,112	$-	$-	$-	$18,417
Annuity payments and contract charges	(1,591)	(1,256)	(16,441)	(5,997)	(2,781)	(413)	-	-	(6,283)	(9,073)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(669)	(68)	2,552	(3,660)	5,077	(4,884)	-	-	(601)	946
Net annuitization activity	$(2,260)	$(1,324)	$47,680	$95,481	$2,579	$38,815	$-	$-	$(6,884)	$10,290
Increase (Decrease) in net assets from participant transactions	$(849,634)	$1,174,162	$19,077,111	$84,618,789	$25,707,020	$22,943,407	$863,141	$336,515	$(5,474,780)	$252,326

Increase (Decrease) in net assets	$(2,338,971)	$501,199	$(13,915,336)	$80,443,398	$21,101,565	$23,695,759	$688,451	$332,937	$(13,652,889)	$(9,310,979)

Net assets:
Beginning of year	$6,757,718	$6,256,519	$130,365,761	$49,922,363	$23,695,759	$-	$332,937	$-	$25,983,854	$35,294,833
End of year	$4,418,747	$6,757,718	$116,450,425	$130,365,761	$44,797,324	$23,695,759	$1,021,388	$332,937	$12,330,965	$25,983,854

Units Transactions:
Beginning of year	664,931	528,692	11,399,173	3,748,722	2,281,117	-	42,292	-	3,296,185	3,012,019
Purchase	4,962	155,424	2,280,712	2,347,933	1,057,580	473,618	55,457	18,181	51,059	534,808
Transferred between Sub-Accounts and Fixed Accumulation Account	(62,447)	20,692	299,183	5,790,566	1,777,275	1,839,608	70,324	24,233	(552,126)	11,533
Withdrawn, surrendered and annuitized	(42,199)	(39,877)	(1,080,040)	(488,048)	(247,536)	(32,109)	(9,892)	(122)	(409,254)	(262,175)
End of year	565,247	664,931	12,899,028	11,399,173	4,868,436	2,281,117	158,181	42,292	2,385,864	3,296,185

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	EGS Sub-Account		GSS Sub-Account		HYS Sub-Account		M1A Sub-Account		M1B Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)
Operations:
Net investment income (loss)	$(522,839)	$(932,315)	$1,680,762	$1,484,213	$3,700,594	$2,561,266	$(120,956)	$(5,667)	$(89,626)	$(6,640)
Net realized gains (losses)	(26,523,794)	(15,049,458)	1,046,022	626,904	(6,315,314)	(2,059,128)	(231,333)	38,568	(253,264)	6,150
Net unrealized gains (losses)	9,570,496)	(15,685,416)	2,027,851	(210,987)	2,328,715	(857,711)	(2,053,129)	228,510	(2,018,276)	137,455
Increase (Decrease) in net assets from operations	$(17,476,137)	$(31,667,189)	$4,754,635	$1,900,130	$(286,005)	$(355,573)	$(2,405,418)	$261,411	$(2,361,166)	$136,965

Participant transactions:
Accumulation activity:
Purchase payments received	$415,940	$9,892,101	$436,934	$9,453,621	$356,815	$8,003,059	$4,509,906	$1,943,665	$3,713,902	$2,395,046
Net transfers between Sub-Accounts and Fixed Account	(7,321,409)	1,402,676	24,338,725	20,829,710	(13,047,781)	10,394,586	13,134,435	221,914	3,247,176	980,238
Withdrawals, surrenders, annuitizations and contract charges	(4,394,744)	(5,174,345)	(7,051,300)	(3,382,064)	(4,318,203)	(2,929,644)	(356,929)	(9,859)	(438,360)	(68,348)
Net accumulation activity	$(11,300,213)	$6,120,432	$17,724,359	$26,901,267	$(17,009,169)	$15,468,001	$17,287,412	$2,155,720	$6,522,718	$3,306,936

Annuitization activity:
Annuitizations	$-	$58,693	$-	$-	$34,270	$-	$171	$-	$-	$-
Annuity payments and contract charges	(15,385)	(19,232)	(10,571)	(26,017)	(18,237)	(14,679)	(15)	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(5,883)	3,650	(6,216)	2,079	(1,313)	(1,325)	(1)	-	-	-
Net annuitization activity	$(21,268)	$43,111	$(16,787)	$(23,938)	$14,720	$(16,004)	$155	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(11,321,481)	$6,163,543	$17,707,572	$26,877,329	$(16,994,449)	$15,451,997	$17,287,567	$2,155,720	$6,522,718	$3,306,936

Increase (Decrease) in net assets	$(28,797,618)	$(25,503,646)	$22,462,207	$28,777,459	$(17,280,454)	$15,096,424	$14,882,149	$2,417,131	$4,161,552	$3,443,901

Net assets:
Beginning of year	$52,492,438	$77,996,084	$53,198,300	$24,420,841	$41,407,521	$26,311,097	$2,417,131	$-	$3,443,901	$-
End of year	$23,694,820	$52,492,438	$75,660,507	$53,198,300	$24,127,067	$41,407,521	$17,299,280	$2,417,131	$7,605,453	$3,443,901

Units Transactions:
Beginning of year	6,733,222	5,852,943	4,640,049	2,237,108	4,366,787	2,753,248	234,663	-	352,547	-
Purchase	84,025	1,351,013	37,469	867,479	38,363	836,734	522,614	208,336	424,069	255,293
Transferred between Sub-Accounts and Fixed Accumulation Account	(1,361,716)	126,324	2,011,804	1,838,299	(1,438,671)	1,092,045	1,859,659	27,373	380,981	104,299
Withdrawn, surrendered and annuitized	(713,846)	(597,058)	(587,888)	(302,837)	(459,800)	(315,240)	(53,326)	(1,046)	(60,912)	(7,045)
End of year	4,741,685	6,733,222	6,101,434	4,640,049	2,506,679	4,366,787	2,563,610	234,663	1,096,685	352,547

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFC Sub-Account		MFD Sub-Account		MFE Sub-Account		MFF Sub-Account		MFJ Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)
Operations:
Net investment income (loss)	$991,655	$(8,306)	$(14,465)	$(1,363)	$89,571	$(5,666)	$(17,631)	$(2,738)	$287,735	$(17,341)
Net realized gains (losses)	(1,502,594)	3,467	(110,222)	(2,320)	(556,741)	(7,276)	(161,275)	45,307	129,488	(618)
Net unrealized gains (losses)	328,630	48,150	(354,644)	32,632	(595,715)	10,354	(365,771)	35,101	(2,372,752)	212,888
Increase (Decrease) in net assets from operations	$(182,309)	$43,311	$(479,331)	$28,949	$(1,062,885)	$(2,588)	$(544,677)	$77,670	$(1,955,529)	$194,929

Participant transactions:
Accumulation activity:
Purchase payments received	$9,580,318	$2,529,142	$693,571	$546,566	$1,641,976	$2,060,615	$684,695	$1,101,830	$14,545,950	$6,603,339
Net transfers between Sub-Accounts and Fixed Account	(764,035)	1,145,090	253,901	165,064	544,925	467,211	218,077	(202,865)	11,072,771	1,907,667
Withdrawals, surrenders, annuitizations and contract charges	(502,816)	(10,676)	(71,044)	(3,444)	(220,627)	(8,124)	(87,783)	(3,587)	(1,585,572)	(48,421)
Net accumulation activity	$8,313,467	$3,663,556	$876,428	$708,186	$1,966,274	$2,519,702	$814,989	$895,378	$24,033,149	$8,462,585

Annuitization activity:
Annuitizations	$20,579	$-	$-	$-	$179	$-	$-	$-	$157,453	$-

Annuity payments and contract charges	(857)	-	-	-	(16)	-	-	-	(12,650)	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(124)	-	-	-	(1)	-	-	-	(1,380)	-
Net annuitization activity	$19,598	$-	$-	$-	$162	$-	$-	$-	$143,423	$-
Increase (Decrease) in net assets from participant transactions	$8,333,065	$3,663,556	$876,428	$708,186	$1,966,436	$2,519,702	$814,989	$895,378	$24,176,572	$8,462,585

Increase (Decrease) in net assets	$8,150,756	$3,706,867	$397,097	$737,135	$903,551	$2,517,114	$270,312	$973,048	$22,221,043	$8,657,514

Net assets:
Beginning of year	$3,706,867	$-	$737,135	$-	$2,517,114	$-	$973,048	$-	$8,657,514	$-
End of year	$11,857,623	$3,706,867	$1,134,232	$737,135	$3,420,665	$2,517,114	$1,243,360	$973,048	$30,878,557	$8,657,514

Units Transactions:
Beginning of year	375,235	-	75,869	-	282,084	-	100,216	-	869,203	-
Purchase	979,093	259,583	81,105	58,964	212,394	230,600	82,972	120,717	1,516,358	678,583
Transferred between Sub-Accounts and Fixed Accumulation Account	(110,007)	116,903	28,683	17,265	47,276	52,404	26,702	(20,122)	1,134,906	195,609
Withdrawn, surrendered and annuitized	(56,599)	(1,251)	(10,528)	(360)	(31,671)	(920)	(13,636)	(379)	(201,524)	(4,989)
End of year	1,187,722	375,235	175,129	75,869	510,083	282,084	196,254	100,216	3,318,943	869,203

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFK Sub-Account		MFL Sub-Account		MIS Sub-Account		MIT Sub-Account		MMS Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Period Ended December 31, 2001 (b)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$423,716	$(18,843)	$(21,426)	$(5,326)	$(555,450)	$(716,071)	$(128,479)	$(257,569)	$(7,749)	$153,045
Net realized gains (losses)	107,010	(6,469)	(119,219)	66	(14,895,496)	1,147,135	(5,784,582)	1,179,654	-	-
Net unrealized gains (losses)	1,116,001	(27,168)	(991,481)	64,437	(74,811)	(16,356,886)	(2,634,105)	(7,752,834)	-	-
Increase (Decrease) in net assets from operations	$1,646,727	$(52,480)	$(1,132,126)	$59,177	$(15,525,757)	$(15,925,822)	$(8,547,166)	$(6,830,749)	$(7,749)	$153,045

Participant transactions:
Accumulation activity:
Purchase payments received	$14,328,383	$5,969,595	$2,018,002	$2,106,638	$350,556	$16,258,754	$253,626	$11,339,763	$15,386	$88,695
Net transfers between Sub-Accounts and Fixed Account	16,565,121	463,629	1,536,876	516,627	(5,357,720)	9,257,938	(4,626,213)	7,086,373	874,704	3,134,629
Withdrawals, surrenders, annuitizations and contract charges	(1,652,087)	(29,148)	(169,868)	(10,972)	(3,724,173)	(3,358,184)	(2,773,352)	(3,019,378)	(2,041,892)	(2,564,050)
Net accumulation activity	$29,241,417	$6,404,076	$3,385,010	$2,612,293	$(8,731,337)	$22,158,508	$(7,145,939)	$15,406,758	$(1,151,802)	$659,274

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$10,842	$20,212	$13,059	$144,567	$-	$-
Annuity payments and contract charges	-	-	-	-	(9,048)	(11,320)	(17,465)	(7,971)	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	(7,493)	(2,458)	1,469	(13,408)	-	-
Net annuitization activity	$-	$-	$-	$-	$(5,699)	$6,434	$(2,937)	$123,188	$-	$-
Increase (Decrease) in net assets from participant transactions	$29,241,417	$6,404,076	$3,385,010	$2,612,293	$(8,737,036)	$22,164,942	$(7,148,876)	$15,529,946	$(1,151,802)	$659,274

Increase (Decrease) in net assets	$30,888,144	$6,351,596	$2,252,884	$2,671,470	$(24,262,793)	$6,239,120	$(15,696,042)	$8,699,197	$(1,159,551)	$812,319

Net assets:
Beginning of year	$6,351,596	$-	$2,671,470	$-	$55,294,423	$49,055,303	$40,259,945	$31,560,748	$6,809,800	$5,997,481
End of year	$37,239,740	$6,351,596	$4,924,354	$2,671,470	$31,031,630	$55,294,423	$24,563,903	$40,259,945	$5,650,249	$6,809,800

Units Transactions:
Beginning of year	628,219	-	276,474	-	7,310,990	4,353,315	4,731,430	3,029,817	598,302	539,256
Purchase	1,385,370	586,538	224,427	223,182	57,114	1,971,338	34,783	1,223,623	1,155	7,836
Transferred between Sub-Accounts and Fixed Accumulation Account	1,572,349	44,662	179,252	54,438	(974,795)	1,384,290	(666,709)	819,669	76,838	278,289
Withdrawn, surrendered and annuitized	(169,178)	(2,981)	(23,284)	(1,146)	(580,571)	(397,953)	(381,246)	(341,679)	(179,419)	(227,079)
End of year	3,416,760	628,219	656,869	276,474	5,812,738	7,310,990	3,718,258	4,731,430	496,876	598,302

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	NWD Sub-Account		TRS Sub-Account		UTS Sub-Account		OP1 Sub-Account		OP2 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(414,290)	$(499,252)	$844,809	$523,834	$767,293	$1,172,733	$(31,748)	$(99,572)	$(168,930)	$(176,981)
Net realized gains (losses)	(4,769,173)	(2,164,990)	(1,024,094)	1,487,503	(13,644,842)	2,164,163	(589,647)	1,772,904	176,173	982,735
Net unrealized gains (losses)	(5,804,169)	654,243	(3,649,825)	(2,126,950)	1,853,233	(18,785,134)	(1,543,412)	(2,871,870)	(1,354,195)	(132,087)
Increase (Decrease) in net assets from Operations	$(10,987,632)	$(2,009,999)	$(3,829,110)	$(115,613)	$(11,024,316)	$(15,448,238)	$(2,164,807)	$(1,198,538)	$(1,346,952)	$673,667

Participant transactions:
Accumulation activity:
Purchase payments received	$308,192	$8,088,240	$365,706	$15,789,522	$182,556	$7,856,326	$83,524	$693,189	$79,529	$169,985
Net transfers between Sub-Accounts and Fixed Account	10,463,018	3,231,188	7,669,107	18,657,170	(9,158,881)	7,777,265	(2,393,850)	(11,404,523)	(2,882,285)	(420,440)
Withdrawals, surrenders, annuitizations and contract charges	(2,234,190)	(2,245,337)	(3,603,915)	(2,332,203)	(3,428,247)	(4,312,036)	(1,065,673)	(1,456,966)	(1,789,253)	(1,045,612)
Net accumulation activity	$8,537,020	$9,074,091	$4,430,898	$32,114,489	$(12,404,572)	$11,321,555	$(3,375,999)	$(12,168,300)	$(4,592,009)	$(1,296,067)

Annuitization activity:
Annuitizations	$-	$-	$-	$72,025	$-	$247,825	$-	$23,586	$-	$-
Annuity payments and contract charges	(3,890)	(1,806)	(12,550)	(13,810)	(42,968)	(67,499)	(7,121)	(7,267)	(9,120)	(6,755)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(5)	(121)	3,542	(6,160)	(1,222)	(1,966)	(521)	(22)	(746)	(645)
Net annuitization activity	$(3,895)	$(1,927)	$(9,008)	$52,055	$(44,190)	$178,360	$(7,642)	$16,297	$(9,866)	$(7,400)
Increase (Decrease) in net assets from participant transactions	$8,533,125	$9,072,164	$4,421,890	$32,166,544	$(12,448,762)	$11,499,915	$(3,383,641)	$(12,152,003)	$(4,601,875)	$(1,303,467)

Increase (Decrease) in net assets	$(2,454,507)	$7,062,165	$592,780	$32,050,931	$(23,473,078)	$(3,948,323)	$(5,548,448)	$(13,350,541)	$(5,948,827)	$(629,800)

Net assets:
Beginning of year	$34,145,689	$27,083,524	$47,271,929	$15,220,998	$46,649,921	$50,598,244	$11,224,190	$24,574,731	$14,564,433	$15,194,233
End of year	$31,691,182	$34,145,689	$47,864,709	$47,271,929	$23,176,843	$46,649,921	$5,675,742	$11,224,190	$8,615,606	$14,564,433

Units Transactions:
Beginning of year	3,148,941	2,025,239	4,188,905	1,317,651	5,070,993	3,782,883	1,054,691	2,121,287	900,726	988,307
Purchase	38,186	844,944	32,991	1,401,794	25,089	773,084	8,445	60,305	4,826	10,956
Transferred between Sub-Accounts and Fixed Accumulation Account	1,617,766	473,696	679,031	1,681,148	(1,279,697)	906,901	(260,358)	(997,657)	(202,844)	27,189
Withdrawn, surrendered and annuitized	(259,424)	(194,938)	(335,877)	(211,688)	(450,907)	(391,875)	(114,785)	(129,244)	(123,249)	(71,348)
End of year	4,545,469	3,148,941	4,565,050	4,188,905	3,365,478	5,070,993	687,993	1,054,691	579,459	900,726

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OP3 Sub-Account		OP4 Sub-Account		PHY Sub-Account	PMB Sub-Account	PRR Sub-Account	PTR Sub-Account	RX1 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Period End December 31, 2002 (d)	Period End December 31, 2002 (d)	Period End December 31, 2002 (d)	Period Ended December 31, 2002 (d)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(83,373)	$(33,365)	$20,492	$35,517	$443,985	$339,421	$3,707	$117,698	$8,241	$3,952
Net realized gains (losses)	510,679	1,582,394	(215,549)	(59,812)	20,814	78,162	2,325	192,519	(229,567)	(163)
Net unrealized gains (losses)	(1,968,895)	(1,007,212)	(342,834)	(227,621)	1,869,376	2,819,791	39,115	343,769	(57,323)	7,255
Increase (Decrease) in net assets from Operations	$(1,541,589)	$541,817	$(537,891)	$(251,916)	$2,334,175	$3,237,374	$45,147	$653,986	$(278,649)	$11,044

Participant transactions:
Accumulation activity:
Purchase payments received	$61,221	$398,621	$39,064	$151,907	$1,114,255	$990,682	$229,896	$2,161,967	$180,419	$78,536
Net transfers between Sub-Accounts and Fixed Account	(972,102)	(3,187,530)	(473,426)	91,906	27,027,265	27,656,822	1,394,352	40,168,532	915,223	117,164
Withdrawals, surrenders, annuitizations and contract charges	(1,351,347)	(585,858)	(514,177)	(460,560)	(536,730)	(562,820)	(9,287)	(363,298)	(86,231)	(6)
Net accumulation activity	$(2,262,228)	$(3,374,767)	$(948,539)	$(216,747)	$27,604,790	$28,084,684	$1,614,961	$41,967,201	$1,009,411	$195,694

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(6,110)	(3,295)	-	-	-	-	-	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(644)	10	-	-	-	-	173	114	-	-
Net annuitization activity	$(6,754)	$(3,285)	$-	$-	$-	$-	$173	$114	$-	$-
Increase (Decrease) in net assets from participant transactions	$(2,268,982)	$(3,378,052)	$(948,539)	$(216,747)	$27,604,790	$28,084,684	$1,615,134	$41,967,315	$1,009,411	$195,694

Increase (Decrease) in net assets	$(3,810,571)	$(2,836,235)	$(1,486,430)	$(468,663)	$29,938,965	$31,322,058	$1,660,281	$42,621,301	$730,762	$206,738

Net assets:
Beginning of year	$7,470,840	$10,307,075	$3,346,490	$3,815,153	$-	$-	$-	$-	$206,738	$-
End of year	$3,660,269	$7,470,840	$1,860,060	$3,346,490	$29,938,965	$31,322,058	$1,660,281	$42,621,301	$937,500	$206,738

Units Transactions:
Beginning of year	536,606	762,532	304,247	324,989	-	-	-	-	25,047	-
Purchase	3,911	28,449	3,691	13,706	106,485	90,672	23,469	215,170	29,216	9,952
Transferred between Sub-Accounts and Fixed Accumulation Account	(94,309)	-208,954	(49,185)	6,519	2,709,968	2,655,373	139,104	3,992,394	138,927	15,096
Withdrawn, surrendered and annuitized	(115,939)	(45,421)	(52,656)	(40,967)	(51,800)	(51,180)	(945)	(36,348)	(14,883)	(1)
End of year	330,269	536,606	206,097	304,247	2,764,653	2,694,865	161,628	4,171,216	178,307	25,047

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RX2 Sub-Account		SB1 Sub-Account		SB2 Sub-Account		SB3 Sub-Account		SB4 Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(19,012)	$(7,370)	$(8,009)	$(4,504)	$(1,398)	$(5,892)	$116,540	$76,331	$(4,403)	$23,091
Net realized gains (losses)	(758,725)	(412)	(23,728)	46,501)	(7,978)	20,704	58,790	38,621	(97,970)	(13,305)
Net unrealized gains (losses)	(76,313)	(53,260)	(213,024)	(54,002)	(128,733)	(80,106)	73,445	125,821	(186,231)	(117,453)
Increase (Decrease) in net assets from Operations	$(854,050)	$(61,042)	$(244,761)	$(12,005)	$(138,109)	$(65,294)	$248,775	$240,773	$(288,604)	$(107,667)

Participant transactions:
Accumulation activity:
Purchase payments received	$568,349	$447,331	$334	$10,653	$1,082	$8,159	$605	$3,341	$2,302	$2,337
Net transfers between Sub-Accounts and Fixed Account	(254,462)	1,276,774	(11,007)	416,947	(17,492)	29,508	40,295	(902,803)	(217,239)	(61,382)
Withdrawals, surrenders, annuitizations and contract charges	(200,536)	(16,695)	(70,550)	(30,244)	(6,139)	(48,575)	(595,288)	(477,261)	(755,935)	(479,033)
Net accumulation activity	$113,351	$1,707,410	$(81,223)	$397,356	$(22,549)	$(10,908)	$(554,388)	$(1,376,723)	$(970,872)	$(538,078)

Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(1,462)	(1,441)	(881)	(946)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts		-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-	(1,000)	7	(21)	(34)
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(2,462)	$(1,434)	$(902)	$(980)
Increase (Decrease) in net assets from participant transactions	$113,351	$1,707,410	$(81,223)	$397,356	$(22,549)	$(10,908)	$(556,850)	$(1,378,157)	$(971,774)	$(539,058)

Increase (Decrease) in net assets	$(740,699)	$1,646,368	$(325,984)	$385,351	$(160,658)	$(76,202)	$(308,075)	$(1,137,384)	$(1,260,378)	$(646,725)

Net assets:
Beginning of year	$1,646,368	$-	$895,117	$509,766	$566,123	$642,325	$3,651,666	$4,789,050	$3,979,916	$4,626,641
End of year	$905,669	$1,646,368	$569,133	$895,117	$405,465	$566,123	$3,343,591	$3,651,666	$2,719,538	$3,979,916

Units Transactions:
Beginning of year	207,526	-	58,507	33,486	46,806	50,200	312,493	432,976	377,628	429,550
Purchase	85,382	56,191	231	678	94	645	64	295	244	218
Transferred between Sub-Accounts and Fixed Accumulation Account	(72,002)	153,634	(2,736)	26,299	(2,136)	87	3,690	(78,922)	(20,649)	(6,244)
Withdrawn, surrendered and annuitized	(35,984)	(2,299)	(5,680)	(1,956)	(591)	(4,126)	(49,897)	(41,856)	(76,549)	(45,896)
End of year	184,922	207,526	50,322	58,507	44,173	46,806	266,350	312,493	280,674	377,628

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC1 Sub-Account		SC2 Sub-Account		SC3 Sub-Account		SC4 Sub-Account		SC5 Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(424,605)	$1,356,449	$3,967,217	$2,265,478	$1,347,699	$651,479	$(93,524)	$(242,136)	$(771,996)	$(689,460)
Net realized gains (losses)	-	(13)	(809,059)	445,817	3,049,161	1,403,818	(609,706)	(4,651,055)	(2,548,887)	(2,489,237)
Net unrealized gains (losses)	-	13	235,580	(375,204)	(3,894,500)	(206,079)	(1,869,457)	1,933,975	(5,853,641)	2,259,571
Increase (Decrease) in net assets from operations	$(424,605)	$1,356,449	$3,393,738	$2,336,091	$502,360	$1,849,218	$(2,572,687)	$(2,959,216)	$(9,174,524)	$(919,126)

Participant transactions:
Accumulation activity:
Purchase payments received	$56,085,331	$61,183,777	$21,071,457	$17,462,938	$6,468,652	$5,513,151	$1,073,241	$7,344,960	$6,656,346	$16,298,751
Net transfers between Sub-Accounts and Fixed Account	31,322,047	30,836,941	(32,198,932)	34,391,448	19,934,315	1,821,563	(327,848)	(6,246,177)	6,230,667	6,860,730
Withdrawals, surrenders, annuitizations and contract charges	(59,266,468)	(16,485,142)	(8,111,148)	(3,488,884)	(2,901,371)	(1,589,971)	(558,590)	(1,268,037)	(3,825,368)	(3,481,265)
Net accumulation activity	$28,140,910	$75,535,576	$(19,238,623)	$48,365,502	$23,501,596	$5,744,743	$186,803	$(169,254)	$(9,061,645)	$19,678,216

Annuitization activity:
Annuitizations	$149,023	$308,296	$34,356	$-	$13,612	$22,482	$-	$-	$-	$82,828
Annuity payments and contract charges	(76,969)	(112,515)	(75,113)	(80,351)	(9,781)	(2,066)	(4,442)	(1,379)	(9,916)	(16,303)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	(5,210)	(1,613)	(4,441)	(5,005)	2,133	(2,628)	83	(59)	4,314	(11,598)
Net annuitization activity	$66,844	$194,168	$(45,198)	$(85,356)	$5,964	$17,788	$(4,359)	$(1,438)	$(5,602)	$54,927
Increase (Decrease) in net assets from participant transactions	$28,207,754	$75,729,744	$(19,283,821)	$48,280,146	$23,507,560	$5,762,531	$182,444	$(170,692)	$9,056,043	$19,733,143

Increase (Decrease) in net assets	$27,783,149	$77,086,193	$(15,890,083)	$50,616,237	$24,009,920	$7,611,749	$(2,390,243)	$(3,129,908)	$(118,481)	$18,814,017

Net assets:
Beginning of year	$115,305,491	$38,219,298	$79,912,659	$29,296,422	$18,358,466	$10,746,717	$8,230,145	$11,360,053	$51,486,712	$32,672,695
End of year	$143,088,640	$115,305,491	$64,022,576	$79,912,659	$42,368,386	$18,358,466	$5,839,902	$8,230,145	$51,368,231	$51,486,712

Units Transactions:
Beginning of year	10,787,454	3,603,840	7,089,173	2,715,389	1,408,479	867,981	994,748	1,061,619	4,473,960	2,345,719
Purchase	5,477,772	5,836,764	1,906,113	1,586,735	491,134	456,635	174,607	912,922	688,992	1,558,017
Transferred between Sub-Accounts and Fixed Accumulation Account	3,011,665	2,892,131	(2,770,342)	3,101,944	1,556,195	208,648	(61,772)	(816,527)	762,009	875,049
Withdrawn, surrendered and annuitized	(5,751,068)	(1,545,281)	(730,088)	(314,895)	(214,300)	(124,785)	(83,770)	(163,266)	(379,828)	(304,825)
End of year	13,525,823	10,787,454	5,494,856	7,089,173	3,241,508	1,408,479	1,023,813	994,748	5,545,133	4,473,960

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC6 Sub-Account		SC7 Sub-Account		SC8 Sub-Account		SC9 Sub-Account		SCA Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$(35,512)	$(34,511)	$(471,576)	$(259,405)	$(95,703)	$(66,800)	$(21,688)	$(11,647)	$(181,413)	$(190,930)
Net realized gains (losses)	(337,695)	(232,687)	(1,400,119)	(2,895,803)	(873,219)	(31,130)	(668,923)	120,827	(331,103)	229,706
Net unrealized gains (losses)	(821,988)	116,734	(4,816,324)	(122,141)	(848,167)	(233,360)	(759,086)	(321,910)	(804,491)	743,593
Increase (Decrease) in net assets from operations	$(1,195,195)	$(150,464)	$(6,688,019)	$(3,277,349)	$(1,817,089)	$(331,290)	$(1,449,697)	$(212,730)	$(1,317,007)	$782,369

Participant transactions:
Accumulation activity:
Purchase payments received	$643,150	$947,858	$5,946,970	$19,758,608	$988,647	$3,362,647	$515,521	$1,959,323	$1,754,687	$7,620,406
Net transfers between Sub-Accounts and Fixed Account	745,564	545,371	2,439,064	6,911,496	(287,889)	2,705,134	197,281	2,855,193	1,115,688	(420,900)
Withdrawals, surrenders, annuitizations and contract charges	(177,913)	(234,813)	(2,079,264)	(2,055,972)	(788,894)	(223,556)	(404,678)	(402,238)	(1,243,236)	(1,280,293)
Net accumulation activity	$1,210,801	$1,258,416	$6,306,770	$24,614,132	$(88,136)	$5,844,225	$308,124	$4,412,278	$1,627,139	$5,919,213

Annuitization activity:
Annuitizations	$-	$27,210	$-	$97,366	$183	$26,975	$-	$21,702	$-	$44,452
Annuity payments and contract charges	(1,864)	(2,050)	(9,448)	(3,054)	(952)	(253)	(516)	(202)	(2,382)	(417)
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	2,983	(3,189)	(50,768)	58,969	2,535	(3,055)	2,337	(2,341)	5,785	(5,190)
Net annuitization activity	$1,119	$21,971	$(60,216)	$153,281	$1,766	$23,667	$1,821	$19,159	$3,403	$38,845
Increase (Decrease) in net assets from participant transactions	$1,211,920	$1,280,387	$6,246,554	$24,767,413	$(86,370)	$5,867,892	$309,945	$4,431,437	$1,630,542	$5,958,058

Increase (Decrease) in net assets	$16,725	$1,129,923	$(441,465)	$21,490,064	$(1,903,459)	$5,536,602	$(1,139,752)	$4,218,707	$313,535	$6,740,427

Net assets:
Beginning of year	$3,569,703	$2,439,780	$32,120,228	$10,630,164	$7,997,588	$2,460,986	$4,530,621	$311,914	$12,795,381	$6,054,954
End of year	$3,586,428	$3,569,703	$31,678,763	$32,120,228	$6,094,129	$7,997,588	$3,390,869	$4,530,621	$13,108,916	$12,795,381

Units Transactions:
Beginning of year	399,721	237,057	3,692,440	1,085,376	771,222	218,554	426,871	27,744	1,179,279	589,160
Purchase	78,622	108,275	731,909	2,229,741	103,920	323,301	53,474	178,433	172,603	756,443
Transferred between Sub-Accounts and Fixed Accumulation Account	105,028	80,935	251,816	623,164	(49,263)	251,685	17,539	259,156	100,922	(37,081)
Withdrawn, surrendered and annuitized	(25,432)	(26,546)	(266,943)	(245,841)	(91,153)	(22,318)	(47,903)	(38,462)	(128,907)	(129,243)
End of year	557,939	399,721	4,409,222	3,692,440	734,726	771,222	449,981	426,871	1,323,897	1,179,279

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCB Sub-Account		SCC Sub-Account		SCD Sub-Account		SCE Sub-Account		SCF Sub-Account
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(377,029)	$(115,074)	$(13,276)	$(3,396)	$(23,421)	$(11,067)	$(5,508)	$(1,541)	$(76,723)	$(23,452)
Net realized gains (losses)	(431,400)	416,769	(240,791)	(578)	(1,201,719)	9,741	(281,006)	(26,684)	(1,545,825)	(10,597)
Net unrealized gains (losses)	(4,910,400)	827,803	(424,250)	(107,592)	107,959	(107,959)	17,448	(17,453)	(32,833)	32,831
Increase (Decrease) in net assets from operations	$(5,718,829)	$1,129,498	$(678,317)	$(111,566)	$(1,117,181)	$(109,285)	$(269,066)	$(45,678)	$(1,655,381)	$(1,218)

Participant transactions:
Accumulation activity:
Purchase payments received	$7,286,870	$4,993,677	$443,489	$1,417,667	$513,895	$955,770	$138,623	$314,690	$1,270,918	$1,779,346
Net transfers between Sub-Accounts and Fixed Account	24,156,331	10,693,853	519,219	1,090,809	(1,336,034)	1,162,747	(277,503)	155,266	(3,733,354)	2,651,231
Withdrawals, surrenders, annuitizations and contract charges	(2,238,424)	(1,031,713)	(179,186)	(63,551)	(41,582)	(28,330)	(11,521)	(4,811)	(245,506)	(66,036)
Net accumulation activity	$29,204,777	$14,655,817	$783,522	$2,444,925	$(863,721)	$2,090,187	$(150,401)	$465,145	$(2,707,942)	$4,364,541

Annuitization activity:
Annuitizations	$6,757	$22,252	$-	$21,897	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,057)	(207)	(147)	(202)	-	-	-	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	3,150	(2,613)	2,332	(2,332)	-	-	-	-	-	-
Net annuitization activity	$6,850	$19,432	$2,185	$19,363	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$29,211,627	$14,675,249	$785,707	$2,464,288	$(863,721)	$2,090,187	$(150,401)	$465,145	$(2,707,942)	$4,364,541

Increase (Decrease) in net assets	$23,492,798	$15,804,747	$107,390	$2,352,722	$(1,980,902)	$1,980,902	$(419,467)	$419,467	$(4,363,323)	$4,363,323

Net assets:
Beginning of year	$19,339,906	$3,535,159	$2,472,871	$120,149	$1,980,902	$-	$419,467	$-	$4,363,323	$-
End of year	$42,832,704	$19,339,906	$2,580,261	$2,472,871	$-	$1,980,902	$-	$419,467	$-	$4,363,323

Units Transactions:
Beginning of year	1,560,208	292,014	237,971	10,689	279,791	-	76,141	-	430,414	-
Purchase	622,579	420,567	45,211	129,684	79,839	130,168	31,995	52,245	137,679	177,368
Transferred between Sub-Accounts and Fixed Accumulation Account	2,499,310	938,148	60,078	103,756	(350,776)	153,710	(104,774)	24,731	(538,768)	260,105
Withdrawn, surrendered and annuitized	(212,885)	(90,521)	(18,928)	(6,158)	(8,854)	(4,087)	(3,362)	(835)	(29,325)	(7,059)
End of year	4,469,212	1,560,208	324,332	237,971	-	279,791	-	76,141	-	430,414

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four

Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts

Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCG Sub-Account		SCH Sub-Account		SCI Sub-Account		SCJ Sub-Account	SCK Sub-Account	SCL Sub-Account	SCM Sub-Account
	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Year Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002	Period Ended December 31, 2001 (a)	Period Ended December 31, 2002 (c)	Period Ended December 31, 2002 (c)	Year Ended December 31, 2002(c)	Period Ended December 31, 2002 (e)
Operations:
Net investment income (loss)	$(26,217)	$(5,864)	$(44,281)	$(208)	$(42,025)	$(12,157)	$(30,078)	$(16,793)	$(9,088)	$(228)
Net realized gains (losses)	(306,876)	(304,826)	(93,940)	(4,309)	(566,365)	(30,173)	(445,030)	(347,530)	(116,851)	(981)
Net unrealized gains (losses)	(13,899)	13,895	(409,925)	57,560	(518,621)	(119,683)	(419,656)	(246,575)	(2,739)	4,217
Increase (Decrease) in net assets from operations	$(346,992)	$(296,795)	$(548,146)	$53,043	$(1,127,011)	$(162,013)	$(894,764)	$(610,898)	$(128,678)	$3,008

Participant transactions:
Accumulation activity:
Purchase payments received	$384,177	$405,199	$1,132,838	$782,239	$1,275,853	$937,098	$1,388,049	$1,467,945	$427,351	$12,447
Net transfers between Sub-Accounts and Fixed Account	(734,471)	715,816	3,037,414	690,792	385,892	1,716,568	5,374,277	3,720,135	1,934,020	121,138
Withdrawals, surrenders, annuitizations and contract charges	(75,829)	(50,950)	(294,783)	(9,444)	(145,566)	(62,355)	(186,344)	(153,106)	(71,480)	(350)
Net accumulation activity	$(426,123)	$1,070,065	$3,875,469	$1,463,587	$1,516,179	$2,591,311	$6,575,982	$5,034,974	$2,289,891	$133,235

Annuitization activity:
Annuitizations	$-	$-	$192	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(155)	-	(2,251)	-	(134)	-	-	-	-	-
Annuity transfers	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	808	-	-	-	-	-	-	-
Net annuitization activity	$(155)	$-	$(1,251)	$-	$(134)	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(426,278)	$1,070,065	$3,874,218	$1,463,587	$1,516,045	$2,591,311	$6,575,982	$5,034,974	$2,289,891	$133,235

Increase (Decrease) in net assets	$(773,270)	$773,270	$3,326,072	$1,516,630	$389,034	$2,429,298	$5,681,218	$4,424,076	$2,161,213	$136,243

Net assets:
Beginning of year	$773,270	$-	$1,516,630	$-	$2,429,298	$-	$-	$-	$-	$-
End of year	$-	$773,270	$4,842,702	$1,516,630	$2,818,332	$2,429,298	$5,681,218	$4,424,076	$2,161,213	$136,243

Units Transactions:
Beginning of year	90,980	-	154,774	-	280,389	-	-	-	-	-
Purchase	43,592	47,928	117,198	82,615	162,212	109,046	136,250	141,807	40,533	1,425
Transferred between Sub-Accounts and Fixed Accumulation Account	(125,362)	49,305	311,262	73,169	39,934	178,557	647,050	445,240	251,227	16,854
Withdrawn, surrendered and annuitized	(9,210)	(6,253)	(32,398)	(1,010)	(21,475)	(7,214)	(22,745)	(18,656)	(9,701)	(48)
End of year	-	90,980	550,836	154,774	461,060	280,389	760,555	568,391	282,059	18,231
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002.

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account'') is a separate account of Sun Life of Assurance Company of Canada (U.S.), (the ''Sponsor''), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts (collectively, the ''Contracts'') and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Salomon Brothers Variable Series Funds, Inc. With respects to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroader Advisers, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Credit Suisse Institutional Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Templeton Securities Fund. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts, the Funds are: AIM Variable Insurance Fund, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, First Eagle Variable Fund, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Futurity contracts	1.25%	-	-	-	-	-
Futurity II contracts	1.25%	-	-	-	-	-
Futurity Focus contracts	1.00%	-	-	-	-	-
Futurity Accolade contracts	1.30%	1.45%	1.55%	1.70%	-	-
Futurity Focus II contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Futurity III contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Futurity Select Four contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Futurity Select Four Plus contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%
Futurity Select Seven contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%
Futurity Select Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Futurity Select Incentive contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.82% and .65% to 1.25% of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn when applicable, may be deducted to cover certain expenses relating to the sale of Futurity Select Four and Futurity II contracts; 7% for Futurity III contracts and 8% for Futurity, Futurity Focus, Futurity Accolade, Futurity Select Four Plus, Futurity Select Seven and Futurity Select Incentive contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

For the year ended December 31, 2002, the Sponsor received the following amount related to the above mentioned contract and surrender charges. These charges are reflected in the Withdrawals, surrenders and annuitizations line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$19,838	$18,331
V.I. Growth Fund	25,513	22,517
V.I. Growth and Income Fund	22,553	49,127
V.I. International Equity Fund	18,557	24,784
V.I. Value Fund	1,640	2,590
V.I. International Growth Fund Series 2	-	780
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	1,640	13,128
The Alger American Fund
Growth Portfolio	28,354	63,570
Income and Growth Portfolio	18,662	57,273
Small Capitalization Portfolio	7,118	11,322
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	1,778	2,852
Technology Fund	754	2,586
Growth and Income Fund	5,967	10,823
Worldwide Privatization Fund	225	258
Quasar Fund	196	26
Credit Suisse Institutional
Emerging Markets Portfolio	831	3,185
International Equity Portfolio	668	1,713

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Credit Suisse Institutional - continued	Contract Charges	Surrender Charges
Global Post-Venture Capital Portfolio	316	1,103
Small Company Growth Portfolio	1,154	3,278
Fidelity Variable Insurance Products Funds
VIP Contrafund	1,836	9,834
VIP Overseas Fund	4,557	15,347
VIP Growth Fund	8,978	38,396
Franklin Templeton Variable Insurance Products Trust
Foreign Securities Fund Class 2	33	2
Goldman Sachs Variable Insurance Trust
VIT CORE Large Cap Growth Fund	2,541	5,723
VIT CORE Small Cap Equity Fund	2,234	8,622
VIT CORE US Equity Fund	6,682	21,163
VIT Growth and Income Fund	2,607	24,251
VIT International Equity Fund	4,289	15,389
VIT Internet Tollkeeper Fund	-	17
VIT Capital Growth Fund	387	885
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	506	1,557
Small Company Growth Fund	522	627
J.P. Morgan Series Trust II
International Opportunities Portfolio	3,411	6,934
Small Company Portfolio	2,828	7,646
U.S. Disciplined Equity Portfolio	7,019	20,649
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	35,758	174,525
International Portfolio	223	2,141
Mid Cap Value	14,142	39,046
MFS/Sun Life Series Trust
Capital Appreciation Series	10,269	42,351
Capital Appreciation S Class	293	407
Emerging Growth Series	26,516	113,380
Emerging Growth S Class	407	540
Government Securities Series	15,163	165,051
Government Securities S Class	3,548	41,446
High Yield Series	14,817	87,751
High Yield S Class	1,219	5,339
Massachusetts Investors Growth Stock Series	19,581	77,582
Massachusetts Investors Growth Stock S Class	1,591	3,852
Massachusetts Investors Trust Series	13,110	56,998
Massachusetts Investors Trust S Class	1,240	2,191
Money Market	2,209	36,919
New Discovery Series	13,504	46,598
New Discovery S Class	1,630	4,970
Total Return Series	15,290	66,723
Total Return S Class	3,507	20,411
Utilities Series	15,723	67,800
Utilities S Class	804	2,536
OCC Accumulation Trust
Equity Portfolio	3,642	22,614
Managed Portfolio	882	35,741
Mid Cap Portfolio	4,072	15,360
Small Cap Portfolio	2,397	15,877

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
PIMCO Variable Insurance Trust
High Yield Portfolio	1,480	2,227
Emerging Markets Bond Portfolio	1,421	7,506
Real Return Portfolio	32	2
Total Return Portfolio	1,240	371
Rydex Variable Trust
Nova Fund	251	1,080
OTC Fund	338	3,919
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	337	1,003
Investors Fund	114	-
Strategic Bond Fund	840	13,422
Total Return Fund	1,243	15,295
Sun Capital Advisers Trust
Sun Capital Money Market Fund	25,125	735,975
Sun Capital Investment Grade Bond Fund	16,363	133,974
Sun Capital Real Estate Fund	12,978	78,496
SC Select Equity Fund	3,021	7,087
SC Blue Chip Mid Cap Fund	20,134	98,374
SC Investors Foundation Fund	1,324	2,193
SC Davis Venture Value Fund	9,300	38,680
SC Davis Financial Fund	2,570	14,704
SC Value Equity Fund	1,757	9,974
SC Value Mid Cap Fund	4,781	31,054
SC Value Small Cap Fund	12,115	43,926
SC Value Managed Fund	624	3,457
SC INVESCO Technology Fund	616	197
SC INVESCO Telecommunications Fund	135	375
SC INVESCO Health Sciences Fund	1,785	1,831
SC INVESCO Energy Fund	603	40
SC Neuberger Berman Mid Cap Value Fund	956	3,957
SC Neuberger Berman Mid Cap Growth Fund	772	1,888
SC Alger Growth Fund	846	1,771
SC Alger Income & Growth Fund	540	2,672
SC Alger Small Capitalization Fund	360	2,237
Sun Capital All Cap Fund	0	0

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2002:
	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$76,960	$302
V.I. Core Equity Fund Series 2	107,313	408
V.I. Capital Appreciation Fund	6,820,929	14,511,060
V.I. Growth Fund	25,808,797	13,802,971
V.I. Growth and Income Fund	4,629,634	15,674,256
V.I. International Equity Fund	126,119,683	144,905,872
V.I. Value Fund	4,954,556	1,568,548
V.I. Capital Appreciation Fund Series 2	122,423	441
V.I. International Growth Fund Series 2	355,688	271,995
V.I. Premier Equity Fund Series 2	48,627	27,823
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	42,440,282	1,883,529
The Alger American Fund
Growth Portfolio	5,581,602	19,949,801
Income and Growth Portfolio	4,382,988	14,958,055
Small Capitalization Portfolio	1,068,715	3,371,813
Alliance Variable Products Series Fund, Inc.
Growth and Income Fund	26,865,493	7,268,836
Premier Growth Fund	5,498,027	2,097,735
Quasar Fund	1,288,689	2,184,249
Technology Fund	1,511,969	507,275
Worldwide Privatization Fund	5,112,941	2,898,349
Credit Suisse Institutional
Emerging Markets Portfolio	187,000	388,456
Global Post-Venture Capital Portfolio	21,165	151,786
International Equity Portfolio	90,303	319,709
Small Company Growth Portfolio	748,573	1,824,831
Fidelity Variable Insurance Products Funds
VIP Contrafund	12,491,565	2,400,286
VIP Growth Fund	34,716,587	20,752,839
VIP Overseas Fund	61,799,805	70,217,117
Franklin Templteton Variable Insurance Products Trust
Growth Securities Fund Class 2	25,365	287
Foreign Securities Fund Class 2	592,140	6,688
Goldman Sachs Variable Insurance Trust
VIT Capital Growth Fund	1,946,497	361,502
VIT CORE Large Cap Growth Fund	2,080,527	21,568,380
VIT CORE Small Cap Equity Fund	1,362,181	3,096,752
VIT CORE US Equity Fund	3,748,449	5,529,624
VIT Growth and Income Fund	700,320	2,178,377
VIT International Equity Fund	886,479	2,765,957
VIT Internet Tollkeeper Fund	121,887	384,931
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	2,485,631	974,904
Small Company Growth Fund	1,543,437	564,293
J.P. Morgan Series Trust II
International Opportunities Portfolio	341,725	2,061,450
Small Company Portfolio	632,469	1,552,912
U.S. Disciplined Equity Portfolio	2,065,940	5,473,008
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	58,609,284	40,781,763
Mid Cap Value	35,646,697	10,230,334
International Portfolio	1,551,770	690,130

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust
Capital Appreciation S Class	6,448,042	5,586,079
Capital Appreciation Series	1,324,738	7,026,405
Emerging Growth S Class	1,465,673	668,315
Emerging Growth Series	5,438,524	17,276,962
Government Securities S Class	38,162,644	8,497,511
Government Securities Series	43,838,501	24,443,952
High Yield S Class	26,427,377	17,102,533
High Yield Series	16,083,584	29,376,126
Massachusetts Investors Growth Stock S Class	7,872,598	1,439,506
Massachusetts Investors Growth Stock Series	6,095,806	15,380,800
Massachusetts Investors Trust S Class	4,157,650	794,066
Massachusetts Investors Trust Series	3,154,177	10,433,000
Money Market Series	5,955,755	7,115,306
New Discovery S Class	18,207,922	1,041,310
New Discovery Series	17,831,634	9,712,793
Total Return S Class	30,263,386	5,167,256
Total Return Series	22,074,985	15,202,399
Utilities S Class	3,679,179	1,623,170
Utilities Series	3,349,179	15,029,426
OCC Accumulation Trust
Equity Portfolio	311,322	3,651,991
Managed Portfolio	133,282	1,061,329
Mid Cap Portfolio	1,422,008	5,937,095
Small Cap Portfolio	3,043,311	4,318,204
PIMCO Variable Insurance Trust
High Yield Portfolio	28,815,120	766,345
Emerging Markets Bond Portfolio	29,753,384	1,329,279
Real Return Portfolio	1,662,858	41,738
Total Return Portfolio	42,839,159	560,519
Rydex Variable Trust
Nova Fund	2,896,088	1,878,436
OTC Fund	2,090,187	1,995,848
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	275,150	364,382
Investors Fund	36,066	60,013
Strategic Bond Fund	1,547,733	1,987,042
Total Return Fund	411,297	1,387,453
Sun Capital Advisers Trust
Sun Capital Money Market Fund	322,135,175	294,346,816
Sun Capital Investment Grade Bond Fund	77,277,722	92,589,889
Sun Capital Real Estate Fund	36,633,836	9,492,598
SC Select Equity Fund	2,511,967	2,423,130
SC Blue Chip Mid Cap Fund	21,689,308	13,409,576
SC Investors Foundation Fund	1,996,774	823,349
SC Davis Venture Value Fund	12,610,536	6,784,790
SC Davis Financial Fund	4,039,172	4,223,780
SC Value Equity Fund	2,356,224	2,070,304
SC Value Mid Cap Fund	9,181,305	7,737,961
SC Value Small Cap Fund	39,403,545	9,952,153
SC Value Managed Fund	2,046,508	1,276,409
SC INVESCO Technology Fund	1,247,854	2,134,996
SC INVESCO Telecommunications Fund	325,997	481,906
SC INVESCO Health Sciences Fund	4,539,055	7,323,720
SC INVESCO Energy Fund	3,647,007	4,099,502
SC Neuberger Berman Mid Cap Value Fund	5,461,865	1,632,736
SC Neuberger Berman Mid Cap Growth Fund	3,226,600	1,752,580
SC Alger Growth Fund	10,041,401	3,495,497
SC Alger Income & Growth Fund	7,692,282	2,674,101
SC Alger Small Capitalization Fund	3,273,238	992,435
Sun Capital All Cap Fund	142,424	9,417

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, the investment income ratio and total return for the year ended December 31, 2002, follows.
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	lowest to highest**	lowest to highest***
AG2
	December 31, 2002	9,933	$ 7.0343	to	$ 10.5140	$72,925	- %	1.35%	to	2.15%	(29.66)%	to	5.14
AG3
	December 31, 2002 (c)	11,314	8.1995	to	10.4956	103,888	0.91	1.35	to	2.05	(18.00)	to	4.96
AI1
	December 31, 2002	4,517,822	4.2491	to	7.9843	26,516,524	-	1.00	to	1.85	(25.76)	to	(25.22)
	December 31, 2001	5,563,655	6.1966	to	11.5712	44,487,725	-	1.15	to	1.85	(24.71)	to	(24.16)
AI2
	December 31, 2002	8,105,745	3.0701	to	5.8045	34,096,185	-	1.00	to	1.85	(32.50)	to	(31.66)
	December 31, 2001	5,978,099	5.1794	to	9.7277	37,503,852	0.20	1.00	to	1.85	(35.12)	to	(34.55)
AI3
	December 31, 2002	5,737,435	4.9221	to	7.9835	36,108,743	0.29	1.00	to	1.85	(17.15)	to	(16.43)
	December 31, 2001	7,175,804	6.3069	to	10.4760	55,463,593	0.05	1.00	to	1.85	(24.27)	to	(23.61)
AI4
	December 31, 2002	4,224,313	4.8618	to	7.6535	25,474,957	0.36	1.00	to	1.85	(17.24)	to	(16.52)
	December 31, 2001	7,454,026	6.5504	to	10.2443	54,183,196	0.35	1.00	to	1.85	(24.96)	to	(24.30)
AI5
	December 31, 2002	824,629	6.0388	to	6.111	5,011,133	0.40	1.15	to	1.85	(31.55)	to	(31.06)
	December 31, 2001 (a)	407,446	7.9492	to	8.9475	3,603,548	0.29	1.15	to	1.85	(11.78)	to	(11.35)
AI7
	December 31, 2002 (c)	14,094	7.4505	to	10.5504	117,551	-	1.1	to	1.90	(25.49)	to	5.50
AI8
	December 31, 2002 (c)	4,093	8.1645	to	9.6921	34,395	0.31	1.35	to	2.15	(18.36)	to	(3.08)
AI9
	December 31, 2002 (c)	2,289	7.0926	to	10.423	18,018	1.52	1.35	to	2.05	(29.07)	to	4.23
SGI
	December 31, 2002 (d)	3,996,990	10.8885	to	11.1493	44,526,797	1.47	1.00	to	2.25	8.88	to	11.49
AL1
	December 31, 2002	8,205,394	4.407	to	8.0565	45,485,920	0.04	1.00	to	1.85	(34.20)	to	(33.66)
	December 31, 2001	10,169,607	7.0163	to	12.8134	87,365,194	0.24	1.00	to	1.85	(13.46)	to	(12.70)
AL2
	December 31, 2002	4,500,052	5.0475	to	9.2993	30,858,383	0.67	1.00	to	1.85	(32.38)	to	(31.79)
	December 31, 2001	5,785,259	7.8053	to	14.2870	59,309,865	0.38	1.00	to	1.85	(15.92)	to	(15.18)
AL3
	December 31, 2002	1,566,452	3.4879	to	5.8292	7,351,571	-	1.00	to	1.85	(28.52)	to	(27.06)
	December 31, 2001	1,962,751	5.2129	to	8.8215	12,963,425	0.06	1.15	to	1.85	(30.83)	to	(30.32)
AN1
	December 31, 2002	1,052,237	5.7871	to	10.3646	6,201,326	-	1.15	to	2.25	(32.12)	to	3.65
	December 31, 2001 (a)	601,780	7.653	to	8.7181	5,144,499	-	1.15	to	1.85	(14.74)	to	(14.33)
AN2
	December 31, 2002	304,747	4.5958	to	10.525	1,440,238	-	1.15	to	2.05	(42.89)	to	5.25
	December 31, 2001 (a)	157,358	6.9178	to	8.2622	1,269,256	-	1.15	to	1.85	(19.53)	to	(19.15)
AN3
	December 31, 2002	3,865,669	7.0422	to	10.5259	27,536,338	0.58	1.00	to	2.05	(28.86)	to	5.26
	December 31, 2001 (a)	1,689,129	8.4391	to	9.3829	15,672,268	0.05	1.15	to	1.85	(7.70)	to	(7.26)
AN4
	December 31, 2002	287,342	8.0044	to	10.2672	2,363,754	2.18	1.15	to	2.05	(10.75)	to	2.67
	December 31, 2001 (a)	37,676	6.7392	to	9.2621	321,781	0.01	1.15	to	1.85	(14.82)	to	(14.41)
AN5
	December 31, 2002	75,132	6.251	to	10.4054	483,853	-	1.15	to	1.85	(33.32)	to	4.05
	December 31, 2001 (a)	207,369	7.363	to	9.3784	1,950,541	-	1.15	to	1.85	(6.25)	to	(5.80)
CS1
	December 31, 2002	107,756	6.9038	to	9.839	975,201	0.18	1.00	to	1.40	(12.80)	to	(12.57)
	December 31, 2001	124,190	8.3385	to	11.8873	1,308,142	-	1.15	to	1.85	(10.92)	to	(10.68)
CS2
	December 31, 2002	76,619	6.0714	to	6.9377	508,636	-	1.00	to	1.40	(21.03)	to	(20.82)
	December 31, 2001	104,918	8.3953	to	9.5960	883,610	-	1.15	to	1.85	(29.64)	to	(29.45)
CS3
	December 31, 2002	43,870	5.4371	to	6.6239	280,672	-	1.00	to	1.40	(35.08)	to	(34.91)
	December 31, 2001	58,715	9.3337	to	11.3746	576,848	-	1.15	to	1.40	(23.27)	to	(23.16)
CS4
	December 31, 2002	139,231	6.4522	to	8.0857	1,045,016	-	1.00	to	1.40	(34.62)	to	(34.45)
	December 31, 2001	252,504	9.7884	to	12.2702	2,952,097	-	1.15	to	1.85	(17.19)	to	(16.97)
FL1
	December 31, 2002	1,422,859	8.3687	to	10.3067	12,043,799	0.37	1.15	to	2.25	(13.61)	to	3.07
	December 31, 2001 (a)	301,559	8.2113	to	9.5741	2,851,982	-	1.15	to	1.85	(5.68)	to	(5.23)

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	Lowest to highest**	lowest to highest***
FL2
	December 31, 2002	923,348	6.2595	to	9.8147	5,872,825	0.73	1.15	to	2.25	(22.98)	to	(1.85)
	December 31, 2001 (a)	2,991,637	7.4421	to	8.5233	24,051,764	-	1.15	to	1.85	(19.82)	to	(19.44)
FL3
	December 31, 2002	5,065,258	5.9183	to	10.4634	30,420,886	0.12	1.15	to	2.25	(32.04)	to	4.63
	December 31, 2001 (a)	3,773,079	7.7787	to	8.8778	32,730,723	-	1.15	to	1.85	(13.49)	to	(13.08)
FTG
	December 31, 2002 (d)	2,357	10.0133	to	10.5995	24,668	-	1.00	to	2.30	0.13	to	5.99
FTI
	December 31, 2002 (d)	54,719	10.4408	to	10.4595	572,025	-	1.00	to	2.30	4.41	to	4.59
GS1
	December 31, 2002	-				-	-	1.00	to	1.85
	December 31, 2001	2,906,746	5.5990	to	9.3984	21,570,379	0.03	1.15	to	1.85	(22.24)	to	(21.67)
GS2
	December 31, 2002	505,836	7.9514	to	11.0207	4,909,310	0.23	1.00	to	1.85	(17.12)	to	(15.93)
	December 31, 2001	668,766	9.0737	to	12.4635	7,691,027	0.31	1.15	to	1.85	2.58	to	3.33
GS3
	December 31, 2002	1,993,373	5.7633	to	10.6802	14,150,917	0.55	1.00	to	2.05	(23.34)	to	6.80
	December 31, 2001	2,154,860	7.7804	to	11.1917	20,333,064	0.44	1.15	to	1.85	(13.58)	to	(12.95)
GS4
	December 31, 2002	703,658	7.0501	to	8.2167	5,375,072	1.34	1.00	to	1.85	(12.98)	to	(12.35)
	December 31, 2001	887,554	8.2218	to	9.6366	7,760,248	0.45	1.15	to	1.85	(11.03)	to	(10.37)
GS5
	December 31, 2002	1,048,203	5.2595	to	7.2798	6,737,841	0.98	1.00	to	1.85	(19.85)	to	(19.27)
	December 31, 2001	1,311,340	7.2538	to	9.9775	10,458,720	1.45	1.15	to	1.85	(23.71)	to	(23.15)
GS6
	December 31, 2002	-				-	-	1.15	to	1.85
	December 31, 2001 (a)	46,526	6.545	to	7.6518	335,126	-	1.15	to	1.85	(28.17)	to	(27.82)
GS7
	December 31, 2002	294,424	6.5275	to	10.6221	1,951,108	0.27	1.15	to	2.05	(26.45)	to	6.22
	December 31, 2001 (a)	90,647	8.5073	to	9.0546	798,856	0.23	1.15	to	1.85	(12.08)	to	(11.69)
IV1
	December 31, 2002	393,726	5.3748	to	10.9025	2,135,358	-	1.15	to	2.05	(34.08)	to	9.02
	December 31, 2001 (a)	170,065	7.2534	to	8.3429	1,371,474	-	1.15	to	1.85	(19.59)	to	(19.20)
IV2
	December 31, 2002	227,469	5.9564	to	10.6445	1,374,325	-	1.15	to	2.05	(32.39)	to	6.45
	December 31, 2001 (a)	105,665	7.4813	to	8.7461	933,440	-	1.15	to	1.85	(11.90)	to	(11.48)
JP1
	December 31, 2002	1,646,234	5.4944	to	7.1758	11,099,926	0.05	1.00	to	1.85	(26.02)	to	(25.48)
	December 31, 2001	2,063,692	7.7128	to	10.1168	18,832,702	0.48	1.15	to	1.85	(13.55)	to	(12.92)
JP2
	December 31, 2002	691,691	5.4639	to	7.5437	4,472,500	0.49	1.00	to	1.85	(19.82)	to	(19.24)
	December 31, 2001	915,732	7.2397	to	10.0974	7,427,975	0.95	1.15	to	1.85	(20.65)	to	(20.07)
JP3
	December 31, 2002	565,247	5.93	to	9.4647	4,418,747	0.21	1.00	to	1.85	(23.10)	to	(22.54)
	December 31, 2001	664,931	7.6661	to	12.2520	6,757,718	0.04	1.15	to	1.85	(9.74)	to	(9.08)
LA1
	December 31, 2002	12,899,028	7.773	to	10.7219	116,450,425	0.51	1.00	to	2.25	(22.27)	to	7.22
	December 31, 2001 (a)	11,399,173	9.8977	to	12.8855	130,365,761	0.85	1.00	to	1.85	(8.45)	to	(7.66)
LA2
	December 31, 2002	4,868,436	8.3835	to	10.6794	44,797,324	0.69	1.00	to	2.25	(16.17)	to	6.79
	December 31, 2001 (a)	2,281,117	8.9499	to	9.9510	23,695,759	0.84	1.15	to	1.85	3.44	to	3.90
LA3
	December 31, 2002	158,181	6.341	to	8.2983	1,021,388	1.23	1.00	to	1.85	(19.23)	to	(17.02)
	December 31, 2001	42,292	7.0106	to	8.9279	332,937	0.29	1.15	to	1.85	(21.47)	to	(21.12)
CAS
	December 31, 2002	2,385,864	3.7729	to	6.3834	12,330,965	0.18	1.00	to	1.85	(33.64)	to	(33.06)
	December 31, 2001	3,296,185	6.1469	to	10.5012	25,983,854	0.36	1.00	to	1.85	(26.71)	to	(26.07)
EGS
	December 31, 2002	4,741,685	3.215	to	7.0556	23,694,820	-	1.00	to	1.85	(35.40)	to	(34.92)
	December 31, 2001	6,733,222	5.6007	to	12.2101	52,492,438	-	1.15	to	1.85	(35.80)	to	(35.33)
GSS
	December 31, 2002	6,101,434	11.8031	to	12.9882	75,660,507	4.17	1.00	to	1.85	7.77	to	8.70
	December 31, 2001	4,640,049	10.7500	to	11.6010	53,198,300	5.16	1.10	to	1.85	5.45	to	6.37
HYS
	December 31, 2002	2,506,679	9.2399	to	9.9067	24,127,067	11.38	1.00	to	1.85	0.85	to	1.53
	December 31, 2001	4,366,787	9.3145	to	9.8965	41,407,521	8.60	1.15	to	1.85	(0.14)	to	0.59
M1A
	December 31, 2002	2,563,610	6.6708	to	10.2978	17,299,280	-	1.00	to	2.25	(34.89)	to	2.98
	December 31, 2001 (b)	234,663	8.0788	to	9.9670	2,417,131	-	1.15	to	1.85	2.86	to	3.12

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	Lowest to highest**	lowest to highest***
M1B
	December 31, 2002	1,096,685	6.8823	to	10.2544	7,605,453	0.12	1.00	to	2.05	(30.61)	to	2.54
	December 31, 2001 (b)	352,547	8.0479	to	9.8053	3,443,901	-	1.15	to	1.85	(2.45)	to	(2.21)
MFC
	December 31, 2002	1,187,722	9.9081	to	10.6129	11,857,623	9.95	1.15	to	2.25	(0.24)	to	6.13
	December 31, 2001 (b)	375,235	8.4040	to	9.8255	3,706,867	-	1.15	to	1.85	(1.34)	to	(1.09)
MFD
	December 31, 2002	175,129	6.4212	to	7.0533	1,134,232	0.16	1.15	to	2.05	(35.57)	to	(29.47)
	December 31, 2001 (b)	75,869	7.6216	to	9.8565	737,135	-	1.15	to	1.85	(2.96)	to	(2.75)
MFE
	December 31, 2002	510,083	6.6338	to	11.0756	3,420,665	4.08	1.15	to	2.25	(33.11)	to	10.76
	December 31, 2001 (b)	282,084	7.5521	to	9.2085	2,517,114	-	1.15	to	1.85	(10.89)	to	(10.67)
MFF
	December 31, 2002	196,254	6.2456	to	10.4752	1,243,360	-	1.15	to	2.15	(37.03)	to	4.75
	December 31, 2001 (b)	100,216	7.8897	to	9.2854	973,048	-	1.15	to	1.85	(3.06)	to	(2.83)
MFJ
	December 31, 2002	3,318,943	8.9888	to	10.5296	30,878,557	2.83	1.00	to	2.10	(10.11)	to	5.30
	December 31, 2001 (b)	869,203	8.1437	to	9.7889	8,657,514	-	1.15	to	1.85	(0.53)	to	(0.29)
MFK
	December 31, 2002	3,416,760	10.2177	to	10.9818	37,239,740	3.48	1.00	to	2.25	2.18	to	8.42
	December 31, 2001 (b)	628,219	8.4902	to	10.2440	6,351,596	-	1.15	to	1.85	0.99	to	1.24
MFL
	December 31, 2002	656,869	7.4454	to	10.4542	4,924,354	0.97	1.15	to	2.05	(23.48)	to	4.54
	December 31, 2001 (b)	276,474	7.8888	to	9.6608	2,671,470	-	1.15	to	1.85	(3.49)	to	(3.26)
MIS
	December 31, 2002	5,812,738	4.4535	to	6.3607	31,031,630	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	7,310,990	6.8988	to	9.7996	55,294,423	0.11	1.10	to	1.85	(26.29)	to	(25.65)
MIT
	December 31, 2002	3,718,258	6.1229	to	7.2574	24,563,903	1.07	1.00	to	1.85	(22.69)	to	(22.12)
	December 31, 2001	4,731,430	8.3767	to	9.9278	40,259,945	0.77	1.15	to	1.85	(17.30)	to	(16.70)
MMS
	December 31, 2002	496,876	11.3710			5,650,249	1.27		1.40		(0.12)
	December 31, 2001	598,302	11.2904			6,809,800	3.44		1.25		2.34
NWD
	December 31, 2002	4,545,469	5.2153	to	9.6919	31,691,182	-	1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	3,148,941	7.8672	to	14.4709	34,145,689	-	1.00	to	1.85	(6.88)	to	(6.07)
TRS
	December 31, 2002	4,565,050	9.4901	to	11.0783	47,864,709	3.16	1.00	to	1.85	(7.46)	to	(6.66)
	December 31, 2001	4,188,905	10.2072	to	11.8762	47,271,929	3.01	1.1	to	1.85	(1.36)	to	(0.50)
UTS
	December 31, 2002	3,365,478	5.3699	to	8.0597	23,176,843	3.80	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	5,070,993	8.4643	to	12.6248	46,649,921	3.77	1.15	to	1.85	(25.72)	to	(25.18)
OP1
	December 31, 2002	687,993	7.8992	to	8.2355	5,675,742	1.01	1.00	to	1.85	(22.87)	to	(22.31)
	December 31, 2001	1,054,691	10.7412	to	11.2525	11,224,190	0.93	1.15	to	1.85	(13.15)	to	(8.08)
OP2
	December 31, 2002	579,459	13.9078	to	15.2044	8,615,606	-	1.00	to	1.85	(8.85)	to	(8.19)
	December 31, 2001	900,726	14.3036	to	15.6418	14,564,433	0.21	1.15	to	1.85	4.58	to	5.34
OP3
	December 31, 2002	330,269	9.383	to	12.6653	3,660,269	0.08	1.00	to	1.85	(23.09)	to	(22.53)
	December 31, 2001	536,606	11.3704	to	15.2911	7,470,840	1.07	1.15	to	1.85	6.32	to	7.09
OP4
	December 31, 2002	206,097	8.6487	to	9.0659	1,860,060	2.18	1.00	to	1.85	(18.42)	to	(17.83)
	December 31, 2001	304,247	10.9367	to	11.5107	3,346,490	2.37	1.15	to	1.85	(6.44)	to	(6.00)
PHY
	December 31, 2002 (d)	2,764,653	10.8107	to	10.9945	29,938,965	10.40	1.00	to	2.30	8.11	to	9.95
PMB
	December 31, 2002 (d)	2,694,865	11.2045	to	11.6365	31,322,058	7.96	1.00	to	2.30	12.04	to	16.37
PRR
	December 31, 2002 (d)	161,628	10.0645	to	10.0894	1,660,281	3.29	1.00	to	2.30	0.64	to	0.89
PTR
	December 31, 2002 (d)	4,171,216	10.1935	to	10.4195	42,621,301	4.28	1.00	to	2.30	1.93	to	4.20
RX1
	December 31, 2002	178,307	5.1947	to	6.3585	937,500	3.43	1.15	to	2.05	(36.92)	to	(36.42)
	December 31, 2001 (a)	25,047	7.5481	to	9.1202	206,738	3.83	1.40	to	1.85	(17.65)	to	(17.34)
RX2
	December 31, 2002	184,922	4.7490	to	11.2833	905,669	-	1.15	to	1.90	(41.43)	to	12.83
	December 31, 2001 (a)	207,526	6.4472	to	8.2307	1,646,368	-	1.40	to	1.85	(20.84)	to	(20.49)

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	lowest to highest**	lowest to highest***
SB1
	December 31, 2002	50,322	11.3073			569,133	0.36		1.40		(25.10)
	December 31, 2001	58,507	15.3706			895,117	1.06		1.40		(0.84)
SB2
	December 31, 2002	44,173	9.1789			405,465	1.10		1.40		(24.11)
	December 31, 2001	46,806	12.4261			566,123	0.77		1.40		(5.48)
SB3
	December 31, 2002	266,350	12.4412			3,343,591	4.55		1.40			7.34
	December 31, 2001	312,493	11.3543			3,651,666	4.01		1.40			5.43
SB4
	December 31, 2002	280,674	9.6453			2,719,538	1.25		1.40		(8.15)
	December 31, 2001	377,628	10.5189			3,979,916	2.50		1.40		(2.18)
SC1
	December 31, 2002	13,525,823	9.9092	to	11.0128	143,088,640	1.11	1.00	to	2.25	(0.91)	to	0.11
	December 31, 2001	10,787,454	10.9209	to	10.6595	115,305,491	3.13	1.00	to	1.85	1.66	to	2.55
SC2
	December 31, 2002	5,494,856	10.3315	to	11.893	64,022,576	5.62	1.00	to	2.25	3.25	to	4.00
	December 31, 2001	7,089,173	10.7052	to	11.2878	79,912,659	6.01	1.15	to	1.85	5.24	to	6.01
SC3
	December 31, 2002	3,241,508	9.5184	to	15.1589	42,368,386	6.02	1.00	to	2.25	(4.82)	to	6.17
	December 31, 2001	1,408,479	11.0724	to	13.8086	18,358,466	5.46	1.15	to	1.85	10.47	to	11.27
SC4
	December 31, 2002	1,023,813	4.7131	to	10.9474	5,839,902	0.15	1.00	to	2.05	(29.21)	to	9.47
	December 31, 2001	994,748	6.7732	to	10.2515	8,230,145	0.24	1.15	to	1.85	(17.81)	to	(17.20)
SC5
	December 31, 2002	5,545,133	7.4927	to	13.0085	51,368,231	-	1.00	to	2.25	(19.65)	to	4.75
	December 31, 2001	4,473,960	8.7568	to	15.1331	51,486,712	-	1.00	to	1.85	(5.06)	to	(4.24)
SC6
	December 31, 2002	557,939	5.8981	to	7.5365	3,586,428	0.49	1.00	to	2.05	(26.23)	to	(24.63)
	December 31, 2001	399,721	8.1455	to	10.3172	3,569,703	0.36	1.15	to	1.85	(9.64)	to	(8.98)
SC7
	December 31, 2002	4,409,222	7.0467	to	10.5355	31,678,763	0.00	1.00	to	2.15	(17.84)	to	5.35
	December 31, 2001	3,692,440	8.5577	to	9.0832	32,120,228	0.53	1.00	to	1.85	(12.27)	to	(11.51)
SC8
	December 31, 2002	734,726	7.5318	to	10.6525	6,094,129	0.15	1.00	to	2.05	(19.97)	to	6.53
	December 31, 2001	771,222	9.4147	to	10.4689	7,997,588	-	1.15	to	1.85	(8.33)	to	(7.66)
SC9
	December 31, 2002	449,981	6.5312	to	10.4313	3,390,869	0.79	1.00	to	2.05	(28.84)	to	4.31
	December 31, 2001	426,871	9.3753	to	11.1956	4,530,621	0.90	1.15	to	1.85	(4.37)	to	(3.68)
SCA
	December 31, 2002	1,323,897	8.8617	to	11.2852	13,108,916	0.06	1.00	to	2.05	(11.38)	to	12.85
	December 31, 2001	1,179,279	9.7186	to	10.2926	12,795,381	0.02	1.15	to	1.85	4.85	to	5.60
SCB
	December 31, 2002	4,469,212	7.2585	to	10.2435	42,832,704	-	1.00	to	2.25	(27.42)	to	1.30
	December 31, 2001	1,560,208	10.1641	to	12.175	19,339,906	0.03	1.15	to	1.85	6.89	to	7.66
SCC
	December 31, 2002	324,332	7.0803	to	9.8556	2,580,261	0.85	1.00	to	2.05	(23.10)	to	(1.44)
	December 31, 2001	237,971	9.3713	to	10.9697	2,472,871	1.12	1.15	to	1.85	(7.81)	to	(7.15)
SCD
	December 31, 2002	-				-	-	1.15	to	1.85
	December 31, 2001 (a)	279,791	5.9838	to	8.0371	1,980,902	-	1.15	to	1.85	(85.25)	to	(29.12)
SCE
	December 31, 2002	-				-	-	1.15	to	1.85
	December 31, 2001 (a)	76,141	5.2615	to	6.6239	419,467	-	1.15	to	1.85	(45.04)	to	(44.78)
SCF
	December 31, 2002	-				-	-	1.15	to	2.05
	December 31, 2001 (a)	430,414	8.7867	to	10.1927	4,363,323	-	1.15	to	1.85	(23.95)	to	1.59
SCG
	December 31, 2002	-				-	-	1.15	to	2.25
	December 31, 2001 (a)	90,980	7.4007	to	8.7894	773,270	0.10	1.15	to	1.85	(15.25)	to	(14.84)
SCH
	December 31, 2002	550,836	8.4919	to	10.3759	4,842,702	0.16	1.15	to	2.25	(15.08)	to	3.76
	December 31, 2001 (a)	154,774	8.1066	to	9.6479	1,516,630	0.63	1.15	to	1.85	(2.28)	to	(1.81)
SCI
	December 31, 2002	461,060	5.9962	to	10.523	2,818,332	-	1.05	to	2.10	(31.29)	to	5.23
	December 31, 2001 (a)	280,389	7.5155	to	9.3302	2,429,298	-	1.15	to	1.85	(13.60)	to	(13.19)
SCJ
	December 31, 2002 (c)	760,555	7.0143	to	10.0953	5,681,218	0.14	1.00	to	2.05	(29.86)	to	0.95

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity

Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity

Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
At December 31			For year ended December 31
	Unit Fair Value	Net	Investment	Expense Ratio	Total Return
Units	lowest to highest	Assets	Income Ratio*	lowest to highest**	lowest to highest***
SCK
	December 31, 2002 (c)	568,391	7.2646	to	10.1942	4,424,076	0.48	1.00	to	2.05	(27.35)	to	1.94
SCL
	December 31, 2002 (c)	282,059	7.4789	to	10.6145	2,161,213	-	1.00	to	2.05	(25.21)	to	6.15
SCM
	December 31, 2002 (e)	18,231	7.4631	to	7.4912	136,243	0.75	1.30	to	1.85	(25.37)	to	(25.09)

* Represents the dividends, excluding distributions of capital gains, receive by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Appendix A
(Futurity Select Incentive)

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial
Statements appearing the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year
AIM V.I. Capital Appreciation Fund - Level 2
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund - Level 3
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund - Level 4
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund - Level 5
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 2
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 3
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 4
	2002	10.0000	0	0

AIM V.I. Growth Fund - Level 5
	2002	10.0000	0	0

AIM V. I. Growth and Income Fund - Level 2
	2002	10.0000	0	0

AIM V. I. Growth and Income Fund - Level 3
	2002	10.0000	0	0

AIM V. I. Growth and Income Fund - Level 4
	2002	10.0000	0	0

AIM V. I. Growth and Income Fund - Level 5
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 2
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 3
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 4
	2002	10.0000	0	0

AIM V. I. International Growth Fund - Level 5
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 2
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 3
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 4
	2002	10.0000	0	0

AIM V. I. Premier Equity Fund Series 2 - Level 5
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 2
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 3
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 4
	2002	10.0000	0	0

Alliance VP Premier Growth Fund - Level 5
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 2
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 3
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 4
	2002	10.0000	0	0

Alliance VP Technology Fund - Level 5
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 2
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 3
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 4
	2002	10.0000	0	0

Alliance VP Growth and Income Fund - Level 5
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 2
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 3
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 4
	2002	10.0000	0	0

Alliance VP Worldwide Privatization Fund - Level 5
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 2
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 3
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 4
	2002	10.0000	0	0

Alliance VP Quasar Fund - Level 5
	2002	10.0000	0	0

Franklin Templeton Growth Securites Fund - Level 2
	2002	10.0000	0	0

Franklin Templeton Growth Securites Fund - Level 3
	2002	10.0000	0	0

Franklin Templeton Growth Securites Fund - Level 4
	2002	10.0000	0	0

Franklin Templeton Growth Securites Fund - Level 5
	2002	10.0000	0	0

Franklin Templeton Foreign Securites Fund - Level 2
	2002	10.0000	0	0

Franklin Templeton Foreign Securites Fund - Level 3
	2002	10.0000	0	0

Franklin Templeton Foreign Securites Fund - Level 4
	2002	10.0000	0	0

Franklin Templeton Foreign Securites Fund - Level 5
	2002	10.0000	0	0

First Eagle Overseas Variable Fund - Level 2
	2002	10.0000	0	0

First Eagle Overseas Variable Fund - Level 3
	2002	10.0000	0	0

First Eagle Overseas Variable Fund - Level 4
	2002	10.0000	0	0

First Eagle Overseas Variable Fund - Level 5
	2002	10.0000	0	0

Fidelity VIP Contrafund Portfolio - Level 2
	2002	10.0000	0	0

Fidelity VIP Contrafund Portfolio - Level 3
	2002	10.0000	0	0

Fidelity VIP Contrafund Portfolio - Level 4
	2002	10.0000	0	0

Fidelity VIP Contrafund Portfolio - Level 5
	2002	10.0000	0	0

Fidelity VIP Growth Portfolio - Level 2
	2002	10.0000	0	0

Fidelity VIP Growth Portfolio - Level 3
	2002	10.0000	0	0

Fidelity VIP Growth Portfolio - Level 4
	2002	10.0000	9.7037	205

Fidelity VIP Growth Portfolio - Level 5
	2002	10.0000	0	0

Fidelity VIP Overseas Portfolio - Level 2
	2002	10.0000	0	0

Fidelity VIP Overseas Portfolio - Level 3
	2002	10.0000	0	0

Fidelity VIP Overseas Portfolio - Level 4
	2002	10.0000	9.8147	146

Fidelity VIP Overseas Portfolio - Level 5
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 2
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 3
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 4
	2002	10.0000	0	0

Alger American Growth Portfolio - Level 5
	2002	10.0000	0	0

Alger American Income and Growth Portfolio - Level 2
	2002	10.0000	0	0

Alger American Income and Growth Portfolio - Level 3
	2002	10.0000	0	0

Alger American Income and Growth Portfolio - Level 4
	2002	10.0000	0	0

Alger American Income and Growth Portfolio - Level 5
	2002	10.0000	0	0

Alger American Small Capitalization Portfolio - Level 2
	2002	10.0000	0	0

Alger American Small Capitalization Portfolio - Level 3
	2002	10.0000	0	0

Alger American Small Capitalization Portfolio - Level 4
	2002	10.0000	0	0

Alger American Small Capitalization Portfolio - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT CORE Large Cap Growth Fund - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT CORE Small Cap Equity Fund - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT CORE U.S. Equity Fund - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT Growth and Income Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT Growth and Income Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT Growth and Income Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT Growth and Income Fund - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT International Equity Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT International Equity Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT International Equity Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT International Equity Fund - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT Internet Tollkeeper Fund - Level 5
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 2
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 3
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 4
	2002	10.0000	0	0

Goldman Sachs VIT Capital Growth Fund - Level 5
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 2
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 3
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 4
	2002	10.0000	0	0

INVESCO VIF Dynamics Fund - Level 5
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 2
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 3
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 4
	2002	10.0000	0	0

INVESCO VIF Small Company Growth Fund - Level 5
	2002	10.0000	0	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 2
	2002	10.0000	0	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 3
	2002	10.0000	0	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 4
	2002	10.0000	0	0

J.P. Morgan Series Trust II International Opportunities Portfolio - Level 5
	2002	10.0000	0	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 2
	2002	10.0000	0	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 3
	2002	10.0000	0	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 4
	2002	10.0000	0	0

J.P. Morgan Series Trust II Small Company Portfolio - Level 5
	2002	10.0000	0	0

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 2
	2002	10.0000	0	0

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 3
	2002	10.0000	0	0

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 4
	2002	10.0000	0	0

J.P. Morgan Series Trust II U.S. Disciplined Equity Portfolio - Level 5
	2002	10.0000	0	0

Lord Abbett Series Fund Growth and Income Portfolio - Level 2
	2002	10.0000	0	0

Lord Abbett Series Fund Growth and Income Portfolio - Level 3
	2002	10.0000	0	0

Lord Abbett Series Fund Growth and Income Portfolio - Level 4
	2002	10.0000	10.0289	219

Lord Abbett Series Fund Growth and Income Portfolio - Level 5
	2002	10.0000	0	0

Lord Abbett Series Fund International - Level 2
	2002	10.0000	0	0

Lord Abbett Series Fund International - Level 3
	2002	10.0000	0	0

Lord Abbett Series Fund International - Level 4
	2002	10.0000	0	0

Lord Abbett Series Fund International - Level 5
	2002	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value - Level 2
	2002	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value - Level 3
	2002	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value - Level 4
	2002	10.0000	0	0

Lord Abbett Series Fund Mid Cap Value - Level 5
	2002	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life Capital Appreciation S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life Emerging Growth S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 2
	2002	10.0000	10.2218	435

MFS/Sun Life Government Securities S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life Government Securities S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 2
	2002	10.0000	10.6129	415

MFS/Sun Life High Yield S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life High Yield S Class - Level 4
	2002	10.0000	10.6087	146

MFS/Sun Life High Yield S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life Massachusetts Investors Trust S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life New Discovery S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 2
	2002	10.0000	10.1550	428

MFS/Sun Life Total Return S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Total Return S Class - Level 4
	2002	10.0000	10.1509	74

MFS/Sun Life Total Return S Class - Level 5
	2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 2
	2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 3
	2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 4
	2002	10.0000	0	0

MFS/Sun Life Utilities S Class - Level 5
	2002	10.0000	0	0

OCC Accumulation Trust Equity Portfolio - Level 2
	2002	10.0000	0	0

OCC Accumulation Trust Equity Portfolio - Level 3
	2002	10.0000	0	0

OCC Accumulation Trust Equity Portfolio - Level 4
	2002	10.0000	0	0

OCC Accumulation Trust Equity Portfolio - Level 5
	2002	10.0000	0	0

OCC Accumulation Trust Managed Portfolio - Level 2
	2002	10.0000	0	0

OCC Accumulation Trust Managed Portfolio - Level 3
	2002	10.0000	0	0

OCC Accumulation Trust Managed Portfolio - Level 4
	2002	10.0000	0	0

OCC Accumulation Trust Managed Portfolio - Level 5
	2002	10.0000	0	0

OCC Accumulation Trust Mid Cap Portfolio - Level 2
	2002	10.0000	0	0

OCC Accumulation Trust Mid Cap Portfolio - Level 3
	2002	10.0000	0	0

OCC Accumulation Trust Mid Cap Portfolio - Level 4
	2002	10.0000	0	0

OCC Accumulation Trust Mid Cap Portfolio - Level 5
	2002	10.0000	0	0

OCC Accumulation Trust Small Cap Portfolio - Level 2
	2002	10.0000	0	0

OCC Accumulation Trust Small Cap Portfolio - Level 3
	2002	10.0000	0	0

OCC Accumulation Trust Small Cap Portfolio - Level 4
	2002	10.0000	0	0

OCC Accumulation Trust Small Cap Portfolio - Level 5
	2002	10.0000	0	0

PIMCO Real Return Portfolio - Level 2
	2002	10.0000	0	0

PIMCO Real Return Portfolio - Level 3
	2002	10.0000	0	0

PIMCO Real Return Portfolio - Level 4
	2002	10.0000	0	0

PIMCO Real Return Portfolio - Level 5
	2002	10.0000	0	0

PIMCO Total Return Portfolio - Level 2
	2002	10.0000	0	0

PIMCO Total Return Portfolio - Level 3
	2002	10.0000	0	0

PIMCO Total Return Portfolio - Level 4
	2002	10.0000	0	0

PIMCO Total Return Portfolio - Level 5
	2002	10.0000	0	0

PIMCO Emerging Markets Bond Portfolio - Level 2
	2002	10.0000	0	0

PIMCO Emerging Markets Bond Portfolio - Level 3
	2002	10.0000	0	0

PIMCO Emerging Markets Bond Portfolio - Level 4
	2002	10.0000	0	0

PIMCO Emerging Markets Bond Portfolio - Level 5
	2002	10.0000	0	0

PIMCO High Yield Portfolio - Level 2
	2002	10.0000	0	0

PIMCO High Yield Portfolio - Level 3
	2002	10.0000	0	0

PIMCO High Yield Portfolio - Level 4
	2002	10.0000	0	0

PIMCO High Yield Portfolio - Level 5
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 2
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 3
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 4
	2002	10.0000	0	0

Rydex VT Nova Fund Portfolio - Level 5
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 2
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 3
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 4
	2002	10.0000	0	0

Rydex VT OTC Fund Portfolio - Level 5
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 3
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 4
	2002	10.0000	0	0

SC INVESCO Energy Fund - Level 5
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 3
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 4
	2002	10.0000	0	0

SC INVESCO Health Sciences Fund - Level 5
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 3
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 4
	2002	10.0000	0	0

SC INVESCO Technology Fund - Level 5
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 2
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 3
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 4
	2002	10.0000	0	0

SC INVESCO Telecommunications Fund - Level 5
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 2
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 3
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 4
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Growth Fund - Level 5
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 2
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 3
	2002	10.0000	0	0

SC Neuberger Berman Mid Cap Value Fund - Level 4
	2002	10.0000	9.8054	122

SC Neuberger Berman Mid Cap Value Fund - Level 5
	2002	10.0000	0	0

Sun Capital Blue Chip Mid Cap Fund - Level 2
	2002	10.0000	0	0

Sun Capital Blue Chip Mid Cap Fund - Level 3
	2002	10.0000	0	0

Sun Capital Blue Chip Mid Cap Fund - Level 4
	2002	10.0000	9.9936	116

Sun Capital Blue Chip Mid Cap Fund - Level 5
	2002	10.0000	0	0

Sun Capital Investment Grade Bond Fund - Level 2
	2002	10.0000	0	0

Sun Capital Investment Grade Bond Fund - Level 3
	2002	10.0000	0	0

Sun Capital Investment Grade Bond Fund - Level 4
	2002	10.0000	10.3980	303

Sun Capital Investment Grade Bond Fund - Level 5
	2002	10.0000	0	0

Sun Capital Investors Foundation Fund - Level 2
	2002	10.0000	0	0

Sun Capital Investors Foundation Fund - Level 3
	2002	10.0000	0	0

Sun Capital Investors Foundation Fund - Level 4
	2002	10.0000	0	0

Sun Capital Investors Foundation Fund - Level 5
	2002	10.0000	0	0

Sun Capital Money Market Fund - Level 2
	2002	10.0000	9.9807	13,080

Sun Capital Money Market Fund - Level 3
	2002	10.0000	0	0

Sun Capital Money Market Fund - Level 4
	2002	10.0000	0	0

Sun Capital Money Market Fund - Level 5
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 2
	2002	10.0000	10.6128	419

Sun Capital Real Estate Fund - Level 3
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 4
	2002	10.0000	10.6085	44

Sun Capital Real Estate Fund - Level 5
	2002	10.0000	0	0

Sun Capital Select Equity Fund - Level 2
	2002	10.0000	0	0

Sun Capital Select Equity Fund - Level 3
	2002	10.0000	0	0

Sun Capital Select Equity Fund - Level 4
	2002	10.0000	0	0

Sun Capital Select Equity Fund - Level 5
	2002	10.0000	0	0

Sun Capital Davis Venture Value Fund - Level 2
	2002	10.0000	0	0

Sun Capital Davis Venture Value Fund - Level 3
	2002	10.0000	0	0

Sun Capital Davis Venture Value Fund - Level 4
	2002	10.0000	0	0

Sun Capital Davis Venture Value Fund - Level 5
	2002	10.0000	0	0

Sun Capital Davis Financial Fund - Level 2
	2002	10.0000	0	0

Sun Capital Davis Financial Fund - Level 3
	2002	10.0000	0	0

Sun Capital Davis Financial Fund - Level 4
	2002	10.0000	0	0

Sun Capital Davis Financial Fund - Level 5
	2002	10.0000	0	0

Sun Capital Value Equity Fund - Level 2
	2002	10.0000	0	0

Sun Capital Value Equity Fund - Level 3
	2002	10.0000	0	0

Sun Capital Value Equity Fund - Level 4
	2002	10.0000	0	0

Sun Capital Value Equity Fund - Level 5
	2002	10.0000	0	0

Sun Capital Value Managed Fund - Level 2
	2002	10.0000	0	0

Sun Capital Value Managed Fund - Level 3
	2002	10.0000	0	0

Sun Capital Value Managed Fund - Level 4
	2002	10.0000	0	0

Sun Capital Value Managed Fund - Level 5
	2002	10.0000	0	0

Sun Capital Value Mid Cap Fund - Level 2
	2002	10.0000	0	0

Sun Capital Value Mid Cap Fund - Level 3
	2002	10.0000	0	0

Sun Capital Value Mid Cap Fund - Level 4
	2002	10.0000	0	0

Sun Capital Value Mid Cap Fund - Level 5
	2002	10.0000	0	0

Sun Capital Value Small Cap Fund - Level 2
	2002	10.0000	0	0

Sun Capital Value Small Cap Fund - Level 3
	2002	10.0000	0	0

Sun Capital Value Small Cap Fund - Level 4
	2002	10.0000	10.1217	100

Sun Capital Value Small Cap Fund - Level 5
	2002	10.0000	0	0

Sun Capital Alger Growth Fund - Level 2
	2002	10.0000	0	0

Sun Capital Alger Growth Fund - Level 3
	2002	10.0000	0	0

Sun Capital Alger Growth Fund - Level 4
	2002	10.0000	0	0

Sun Capital Alger Growth Fund - Level 5
	2002	10.0000	0	0

Sun Capital Alger Income & Growth Fund - Level 2
	2002	10.0000	0	0

Sun Capital Alger Income & Growth Fund - Level 3
	2002	10.0000	0	0

Sun Capital Alger Income & Growth Fund - Level 4
	2002	10.0000	0	0

Sun Capital Alger Income & Growth Fund - Level 5
	2002	10.0000	0	0

Sun Capital Alger Small Capitalization Fund - Level 2
	2002	10.0000	0	0

Sun Capital Alger Small Capitalization Fund - Level 3
	2002	10.0000	0	0

Sun Capital Alger Small Capitalization Fund - Level 4
	2002	10.0000	0	0

Sun Capital Alger Small Capitalization Fund - Level 5
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 2
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 3
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 4
	2002	10.0000	0	0

Sun Capital All Cap Fund - Level 5
	2002	10.0000	0	0

* From commencement of operations on October 14, 1999 to December 31, 1999.
** From commencement of operations on April 17, 2000 to December 31, 2000.
*** From commencement of operations on July 17, 2000 to December 31, 2000.

	Appendix B
	(Regatta Masters Extra)

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial
Statements appearing the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year

Franklin Templeton Mutual Shares Securities Fund - Level 2
	2002	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 3
	2002	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 4
	2002	10.0000	0	0

Franklin Templeton Mutual Shares Securities Fund - Level 5
	2002	10.0000	0	0

Franklin Templeton Small Cap Value Securities Fund - Level 2
	2002	10.0000	0	0

Franklin Templeton Small Cap Value Securities Fund - Level 3
	2002	10.0000	0	0

Franklin Templeton Small Cap Value Securities Fund - Level 4
	2002	10.0000	0	0

Franklin Templeton Small Cap Value Securities Fund - Level 5
	2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 2
	2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 3
	2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 4
	2002	10.0000	0	0

Franklin Templeton Foreign Securities Fund - Level 5
	2002	10.0000	0	0

Lord Abbet Mid Cap Value Portfolio - Level 2
	2002	10.0000	0	0

Lord Abbet Mid Cap Value Portfolio - Level 3
	2002	10.0000	0	0

Lord Abbet Mid Cap Value Portfolio - Level 4
	2002	10.0000	0	0

Lord Abbet Mid Cap Value Portfolio - Level 5
	2002	10.0000	0	0

Lord Abbet Growth and Income Portfolio - Level 2
	2002	10.0000	0	0

Lord Abbet Growth and Income Portfolio - Level 3
	2002	10.0000	0	0

Lord Abbet Growth and Income Portfolio - Level 4
	2002	10.0000	0	0

Lord Abbet Growth and Income Portfolio - Level 5
	2002	10.0000	0	0

Bond S Class - Level 2
	2002	10.0000	0	0

Bond S Class - Level 3
	2002	10.0000	0	0

Bond S Class - Level 4
	2002	10.0000	10.6246	4,975

Bond S Class - Level 5
	2002	10.0000	0	0

Capital Appreciation S Class - Level 2
	2002	10.0000	0	0

Capital Appreciation S Class - Level 3
	2002	10.0000	0	0

Capital Appreciation S Class - Level 4
	2002	10.0000	0	0

Capital Appreciation S Class - Level 5
	2002	10.0000	0	0

Capital Opportunities S Class - Level 2
	2002	10.0000	0	0

Capital Opportunities S Class - Level 3
	2002	10.0000	0	0

Capital Opportunities S Class - Level 4
	2002	10.0000	0	0

Capital Opportunities S Class - Level 5
	2002	10.0000	0	0

Emerging Growth S Class - Level 2
	2002	10.0000	0	0

Emerging Growth S Class - Level 3
	2002	10.0000	0	0

Emerging Growth S Class - Level 4
	2002	10.0000	0	0

Emerging Growth S Class - Level 5
	2002	10.0000	0	0

Global Growth S Class - Level 2
	2002	10.0000	0	0

Global Growth S Class - Level 3
	2002	10.0000	0	0

Global Growth S Class - Level 4
	2002	10.0000	0	0

Global Growth S Class - Level 5
	2002	10.0000	0	0

Global Telecommunications S Class - Level 2
	2002	10.0000	0	0

Global Telecommunications S Class - Level 3
	2002	10.0000	0	0

Global Telecommunications S Class - Level 4
	2002	10.0000	0	0

Global Telecommunications S Class - Level 5
	2002	10.0000	0	0

Government Securities S Class - Level 2
	2002	10.0000	0	0

Government Securities S Class - Level 3
	2002	10.0000	0	0

Government Securities S Class - Level 4
	2002	10.0000	0	0

Government Securities S Class - Level 5
	2002	10.0000	0	0

High Yield S Class - Level 2
	2002	10.0000	0	0

High Yield S Class - Level 3
	2002	10.0000	0	0

High Yield S Class - Level 4
	2002	10.0000	10.6087	4,880

High Yield S Class - Level 5
	2002	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 2
	2002	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 3
	2002	10.0000	0	0

Massachusetts Investors Growth Stock S Class - Level 4
	2002	10.0000	9.3162	5,224

Massachusetts Investors Growth Stock S Class - Level 5
	2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 2
	2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 3
	2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 4
	2002	10.0000	0	0

Massachusetts Investors Trust S Class - Level 5
	2002	10.0000	0	0

Mid Cap Growth S Class - Level 2
	2002	10.0000	0	0

Mid Cap Growth S Class - Level 3
	2002	10.0000	0	0

Mid Cap Growth S Class - Level 4
	2002	10.0000	0	0

Mid Cap Growth S Class - Level 5
	2002	10.0000	0	0

Mid Cap Value S Class - Level 2
	2002	10.0000	0	0

Mid Cap Value S Class - Level 3
	2002	10.0000	0	0

Mid Cap Value S Class - Level 4
	2002	10.0000	0	0

Mid Cap Value S Class - Level 5
	2002	10.0000	0	0

Money Market S Class - Level 2
	2002	10.0000	0	0

Money Market S Class - Level 3
	2002	10.0000	0	0

Money Market S Class - Level 4
	2002	10.0000	0	0

Money Market S Class - Level 5
	2002	10.0000	0	0

New Discovery S Class - Level 2
	2002	10.0000	0	0

New Discovery S Class - Level 3
	2002	10.0000	0	0

New Discovery S Class - Level 4
	2002	10.0000	0	0

New Discovery S Class - Level 5
	2002	10.0000	0	0

Research S Class - Level 2
	2002	10.0000	0	0

Research S Class - Level 3
	2002	10.0000	0	0

Research S Class - Level 4
	2002	10.0000	0	0

Research S Class - Level 5
	2002	10.0000	0	0

Research International S Class - Level 2
	2002	10.0000	0	0

Research International S Class - Level 3
	2002	10.0000	0	0

Research International S Class - Level 4
	2002	10.0000	0	0

Research International S Class - Level 5
	2002	10.0000	0	0

Strategic Growth S Class - Level 2
	2002	10.0000	0	0

Strategic Growth S Class - Level 3
	2002	10.0000	0	0

Strategic Growth S Class - Level 4
	2002	10.0000	0	0

Strategic Growth S Class - Level 5
	2002	10.0000	0	0

Strategic Income S Class - Level 2
	2002	10.0000	0	0

Strategic Income S Class - Level 3
	2002	10.0000	0	0

Strategic Income S Class - Level 4
	2002	10.0000	0	0

Strategic Income S Class - Level 5
	2002	10.0000	0	0

Strategic Value S Class - Level 2
	2002	10.0000	0	0

Strategic Value S Class - Level 3
	2002	10.0000	0	0

Strategic Value S Class - Level 4
	2002	10.0000	0	0

Strategic Value S Class - Level 5
	2002	10.0000	0	0

Total Return S Class - Level 2
	2002	10.0000	0	0

Total Return S Class - Level 3
	2002	10.0000	0	0

Total Return S Class - Level 4
	2002	10.0000	0	0

Total Return S Class - Level 5
	2002	10.0000	0	0

Utilities S Class - Level 2
	2002	10.0000	0	0

Utilities S Class - Level 3
	2002	10.0000	0	0

Utilities S Class - Level 4
	2002	10.0000	0	0

Utilities S Class - Level 5
	2002	10.0000	0	0

Value S Class - Level 2
	2002	10.0000	0	0

Value S Class - Level 3
	2002	10.0000	0	0

Value S Class - Level 4
	2002	10.0000	0	0

Value S Class - Level 5
	2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 2
	2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 3
	2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 4
	2002	10.0000	0	0

Oppenheimer Capital Appreciation Fund - Level 5
	2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 2
	2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 3
	2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 4
	2002	10.0000	0	0

Oppenheimer Main St. Small Cap Fund - Level 5
	2002	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 2
	2002	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 3
	2002	10.0000	0	0

Oppenheimer Main St. Growth & Income Fund - Level 4
	2002	10.0000	9.5579	437

Oppenheimer Main St. Growth & Income Fund - Level 5
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 2
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 3
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 4
	2002	10.0000	0	0

PIMCO Real Return Bond Portfolio - Level 5
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 2
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 3
	2002	10.0000	0	0

PIMCO Total Return Bond Portfolio - Level 4
	2002	10.0000	10.4113	402

PIMCO Total Return Bond Portfolio - Level 5
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 2
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 3
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 4
	2002	10.0000	0	0

Sun Capital Real Estate Fund - Level 5
	2002	10.0000	0	0

* From commencement of operations on April 10, 2000 to December 31, 2000.
** From commencement of operations on July 17, 2000 to December 31, 2000.
** From commencement of operations on September 11, 2000 to December 31, 2000.

Appendix C
(All Star Extra)

Condensed Financial Information - Accumulation Unit Values

The following information should be read in conjunction with the Variable Account's Financial Statements appearing the Statement of Additional Information.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year

AIM V.I. Capital Appreciation Fund Series 2 - Level 2
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 3
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 4
	2002	10.0000	0	0

AIM V.I. Capital Appreciation Fund Series 2 - Level 5
	2002	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 2
	2002	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 3
	2002	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 4
	2002	10.0000	0	0

AIM V.I. International Growth Fund Series 2 - Level 5
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 2
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 3
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 4
	2002	10.0000	0	0

AIM V.I. Premier Equity Fund Series 2 - Level 5
	2002	10.0000	0	0

Alliance Premier Growth Fund - Level 2
	2002	10.0000	0	0

Alliance Premier Growth Fund - Level 3
	2002	10.0000	0	0

Alliance Premier Growth Fund - Level 4
	2002	10.0000	0	0

Alliance Premier Growth Fund - Level 5
	2002	10.0000	0	0

Alliance Growth & Income Fund - Level 2
	2002	10.0000	0	0

Alliance Growth & Income Fund - Level 3
	2002	10.0000	0	0

Alliance Growth & Income Fund - Level 4
	2002	10.0000	0	0

Alliance Growth & Income Fund - Level 5
	2002	10.0000	0	0

Alliance Technology Fund - Level 2
	2002	10.0000	0	0

Alliance Technology Fund - Level 3
	2002	10.0000	0	0

Alliance Technology Fund - Level 4
	2002	10.0000	0	0

Alliance Technology Fund - Level 5
	2002	10.0000	0	0

Alliance Worldwide Privatization Fund - Level 2
	2002	10.0000	0	0

Alliance Worldwide Privatization Fund - Level 3
	2002	10.0000	0	0

Alliance Worldwide Privatization Fund - Level 4
	2002	10.0000	0	0

Alliance Worldwide Privatization Fund - Level 5
	2002	10.0000	0	0

Fidelity Dynamic Capital Appreciation Portfolio - Level 2
	2002	10.0000	0	0

Fidelity Dynamic Capital Appreciation Portfolio - Level 3
	2002	10.0000	0	0

Fidelity Dynamic Capital Appreciation Portfolio - Level 4
	2002	10.0000	0	0

Fidelity Dynamic Capital Appreciation Portfolio - Level 5
	2002	10.0000	0	0

Fidelity Equity Income Portfolio - Level 2
	2002	10.0000	0	0

Fidelity Equity Income Portfolio - Level 3
	2002	10.0000	0	0

Fidelity Equity Income Portfolio - Level 4
	2002	10.0000	0	0

Fidelity Equity Income Portfolio - Level 5
	2002	10.0000	0	0

Fidelity Growth Opportunities Portfolio - Level 2
	2002	10.0000	0	0

Fidelity Growth Opportunities Portfolio - Level 3
	2002	10.0000	0	0

Fidelity Growth Opportunities Portfolio - Level 4
	2002	10.0000	0	0

Fidelity Growth Opportunities Portfolio - Level 5
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 2
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 3
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 4
	2002	10.0000	0	0

Galaxy VIP Columbia Real Estate Equity Fund II - Level 5
	2002	10.0000	0	0

Galazy VIP Quality Plus Bond Fund - Level 2
	2002	10.0000	0	0

Galazy VIP Quality Plus Bond Fund - Level 3
	2002	10.0000	0	0

Galazy VIP Quality Plus Bond Fund - Level 4
	2002	10.0000	0	0

Galazy VIP Quality Plus Bond Fund - Level 5
	2002	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 2
	2002	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 3
	2002	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 4
	2002	10.0000	0	0

Colonial High Yield Securities Fund, Variable Series - Level 5
	2002	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 2
	2002	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 3
	2002	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 4
	2002	10.0000	0	0

Colonial Strategic Income Fund, Variable Series - Level 5
	2002	10.0000	0	0

Colonial U.S. Growth & Income Fund, Variable Series - Level 2
	2002	10.0000	0	0

Colonial U.S. Growth & Income Fund, Variable Series - Level 3
	2002	10.0000	0	0

Colonial U.S. Growth & Income Fund, Variable Series - Level 4
	2002	10.0000	0	0

Colonial U.S. Growth & Income Fund, Variable Series - Level 5
	2002	10.0000	0	0

Liberty S&P 500 Index Fund, Variable Series - Level 2
	2002	10.0000	0	0

Liberty S&P 500 Index Fund, Variable Series - Level 3
	2002	10.0000	0	0

Liberty S&P 500 Index Fund, Variable Series - Level 4
	2002	10.0000	0	0

Liberty S&P 500 Index Fund, Variable Series - Level 5
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 2
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 3
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 4
	2002	10.0000	0	0

Liberty Select Value Fund, Variable Series - Level 5
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 2
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 3
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 4
	2002	10.0000	0	0

Liberty All-Star Equity Fund, Variable Series - Level 5
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 2
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 3
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 4
	2002	10.0000	0	0

Newport Tiger Fund, Variable Series - Level 5
	2002	10.0000	0	0

Rydex Financial Services Fund - Level 2
	2002	10.0000	0	0

Rydex Financial Services Fund - Level 3
	2002	10.0000	0	0

Rydex Financial Services Fund - Level 4
	2002	10.0000	0	0

Rydex Financial Services Fund - Level 5
	2002	10.0000	0	0

Rydex Health Care Fund - Level 2
	2002	10.0000	0	0

Rydex Health Care Fund - Level 3
	2002	10.0000	0	0

Rydex Health Care Fund - Level 4
	2002	10.0000	0	0

Rydex Health Care Fund - Level 5
	2002	10.0000	0	0

Rydex OTC Fund - Level 2
	2002	10.0000	0	0

Rydex OTC Fund - Level 3
	2002	10.0000	0	0

Rydex OTC Fund - Level 4
	2002	10.0000	0	0

Rydex OTC Fund - Level 5
	2002	10.0000	0	0

Stein Roe Balanced Fund, Variable Series - Level 2
	2002	10.0000	0	0

Stein Roe Balanced Fund, Variable Series - Level 3
	2002	10.0000	0	0

Stein Roe Balanced Fund, Variable Series - Level 4
	2002	10.0000	0	0

Stein Roe Balanced Fund, Variable Series - Level 5
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 2
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 3
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 4
	2002	10.0000	0	0

Stein Roe Growth Stock Fund, Variable Series - Level 5
	2002	10.0000	0	0

Stein Roe Money Market Fund, Variable Series - Level 2
	2002	10.0000	0	0

Stein Roe Money Market Fund, Variable Series - Level 3
	2002	10.0000	0	0

Stein Roe Money Market Fund, Variable Series - Level 4
	2002	10.0000	0	0

Stein Roe Money Market Fund, Variable Series - Level 5
	2002	10.0000	0	0

Liberty Federal Securities Fund, Variable Series - Level 2
	2002	10.0000	0	0

Liberty Federal Securities Fund, Variable Series - Level 3
	2002	10.0000	0	0

Liberty Federal Securities Fund, Variable Series - Level 4
	2002	10.0000	0	0

Liberty Federal Securities Fund, Variable Series - Level 5
	2002	10.0000	0	0

Wanger Foreign Forty - Level 2
	2002	10.0000	0	0

Wanger Foreign Forty - Level 3
	2002	10.0000	0	0

Wanger Foreign Forty - Level 4
	2002	10.0000	0	0

Wanger Foreign Forty - Level 5
	2002	10.0000	0	0

Wanger International Small Cap -Level 2
	2002	10.0000	0	0

Wanger International Small Cap - Level 3
	2002	10.0000	0	0

Wanger International Small Cap - Level 4
	2002	10.0000	0	0

Wanger International Small Cap - Level 5
	2002	10.0000	0	0

Wanger Twenty - Level 2
	2002	10.0000	0	0

Wanger Twenty - Level 3
	2002	10.0000	0	0

Wanger Twenty - Level 4
	2002	10.0000	0	0

Wanger Twenty - Level 5
	2002	10.0000	0	0

Wanger U.S. Smaller Companies - Level 2
	2002	10.0000	0	0

Wanger U.S. Smaller Companies - Level 3
	2002	10.0000	0	0

Wanger U.S. Smaller Companies - Level 4
	2002	10.0000	0	0

Wanger U.S. Smaller Companies - Level 5
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 2
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 3
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 4
	2002	10.0000	0	0

MFS Emerging Growth Series - Level 5
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 2
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 3
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 4
	2002	10.0000	0	0

MFS Investors Growth Stock Series - Level 5
	2002	10.0000	0	0

MFS Investors Trust Series - Level 2
	2002	10.0000	0	0

MFS Investors Trust Series - Level 3
	2002	10.0000	0	0

MFS Investors Trust Series - Level 4
	2002	10.0000	0	0

MFS Investors Trust Series - Level 5
	2002	10.0000	0	0

MFS New Discovery Series - Level 2
	2002	10.0000	0	0

MFS New Discovery Series - Level 3
	2002	10.0000	0	0

MFS New Discovery Series - Level 4
	2002	10.0000	0	0

MFS New Discovery Series - Level 5
	2002	10.0000	0	0


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information - Accumulation Unit Values

(Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2002, 2001 and 2000;
		2.	Consolidated Balance Sheets, December 31, 2002 and 2001,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2002, 2001 and 2000;
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2002, 2001 and 2000;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2002, 2001 and 2000;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2002;
		2.	Statement of Operations, Year Ended December 31, 2002;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2002 and December 31, 2001;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.
(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:
(1)

Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to Exhibit 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

	(2)	Not Applicable;

(3)(a)

Form of Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(i) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Exhibit 3(b)(ii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Exhibit 3(b)(iii) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Form of Flexible Payment Combination Fixed/Variable Group Annuity Contract (Filed as Exhibit 4(a) to Amendment No. 37 to the Registration Statement on Form N-4, File 333-83256, filed on June 22, 2002);

(4)(b)

Form of Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Filed as Exhibit 4(a) to Amendment No. 37 to the Registration Statement on Form N-4, File 333-83256, filed on June 22, 2002);

(4)(c)

Form of Flexible Payment Combination Fixed/Variable Individual Annuity Contract(Filed as Exhibit 4(a) to Amendment No. 37 to the Registration Statement on Form N-4, File 333-83256, filed on June 22, 2002);

(5)(a)

Form of Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Exhibit 5(a) to Pre-Effective Amendment No. 1 to Depositor's Registration Statement on Form N-4, File No. 333- 74884, filed February 14, 2002);

(5)(b)

Form of Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Exhibit 5(b) to Pre-Effective Amendment No. 1 to Depositor's Registration Statement on Form N-4, File No. 333-74884, filed February 14, 2002);

(6)(a)

Certificate of Incorporation and By-laws of the Depositor (Incorporated herein by reference to Exhibits 3(a) and 3(b), respectively, to Depositor's Registration Statement on Form S-1, File No. 333-37907, filed on October 14, 1997);

(6)(b)

By-Laws of the Depositor, as amended effective as of January 1, 2000 (Filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-05846, filed on June 9, 2000);

	(7)	Not Applicable;

(8)(a)

Form of Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Filed as Exhibit 8(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)(i)

Form of Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Filed as Exhibit 8(b)(i) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)(ii)

Form of Amendment No. 1 dated December 14, 1998 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(ii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)(iii)

Form of Amendment No. 2 dated as of March 15, 1999 to Participation Agreement filed as Exhibit 8(b)(i) (Filed as Exhibit 8(b)(iii) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)

Form of Participation Agreement dated February 17, 1998 by and among MFS/Sun Life Services Trust, the Depositor and Massachusetts Financial Services Company (Filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(d)

Form of Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Filed as Exhibit 8(g) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)

Form of Participation Agreement dated August 18, 1999 by and among the Depositor, Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Filed as Exhibit 8(h) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(f)

Form of Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(g)

Form of Participation Agreement dated April 15, 2001 by and among Sun Life Assurance Company of Canada (U.S.), INVESCO Variable Investment Funds, Inc., INVESCO Funds Group Inc., and INVESCO Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(h)(i)

Form of Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 File No. 333-13087, filed January 1, 1997.)

(8)(h)(ii)

Form of Amendment No. 1 dated May 1, 2001 to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(i)

Form of Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

	(8)(j)	Form of Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (To be Filed by Amendment)

	(8)(k)	Form of Participation Agreement (Incorporated by reference to Exhibit 8(k) to Registrant's Registration Statement on Form N-4, File No. 333-74884, filed December 10, 2001.

(9)

Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Filed as Exhibit 9 to the Registration Statement on Form N-4, File No. 333-83256, filed on February 22, 2002);

	(10)(a)	Consent of Independent Auditors;

	(10)(b)	Representation of Counsel pursuant to Rule 485(b)*;
	(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 1999, filed on March 22, 2000);

	(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

	(14)	Not Applicable;

	(15)	Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001);

(16)

Organizational Chart (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on Form N-4, File Nos. 333-01043, 811-07543, filed on February 26, 2003.)

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and	Principal Positions and Officers
Business Address	With Depositor

Donald A. Stewart	Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

C. James Prieur	Chairman and Director
150 King Street West
Toronto, Ontario
Canada M5H 1J9

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Paul W. Derksen	Director
150 King Street West
Toronto, Ontario
Canada M5H IJ9

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Robert C. Salipante	President & Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

William W. Stinson	Director
1001 13th Avenue S.W.
Calgary, Alberta
Canada T2R 0L5

James C. Baillie	Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario MSK 1N2

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Nancy L. Conlin	Vice President and Chief Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and
One Sun Life Executive Park	Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Annuities
112 Worcester Street
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Administrative
One Sun Life Executive Park	and Financial Officer & Treasurer
Wellesley Hills, MA 02481

Michael E. Shunney	Vice President, Group Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

James R. Smith	Vice President & Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet Whitehouse	Vice President, Human Resources &
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 16 to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File Nos. 333-01043, 811-07543, filed February 26, 2003.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS


As of April 4, 2003 there were 301 qualified and 287 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.


Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which was filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, File No. 333-30844) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.
Name and Principal	Positions and Officers
Business Address*	with Underwriter

Jane Wolak	President
Davey S. Scoon	Treasurer and Director
James M.A. Anderson	Director
James A. McNulty, III	Director
George E. Maden	Secretary and Clerk
William T. Evers	Assistant Secretary and Clerk
Norton A. Goss, II	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Imants Saksons	Vice President
Nancy C. Atherton	Tax Officer

------------------------------

* The principal business address of all directors and officers of the principal underwriter, except for Wolak,, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Wolak is 112 Worcester Street, Wellesley Hills, MA 02481.

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)

Representation with respect to Section 26(e) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

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As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 24th day of April, 2003.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE
Robert C. Salipante
President and Director

Attest:	/s/ EDWARD M. SHEA
Edward M. Shea
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE	President and Director	April 24, 2003
Robert C. Salipante	(Principal Executive Officer)

/s/ DAVEY S. SCOON	Vice President & Chief Administrative and	April 24, 2003
Davey S. Scoon	Financial Officer & Treasurer
(Principal Financial and Accounting Officer)

/s/ EDWARD M. SHEA	Attorney-in-Fact for:	April 24, 2003
Edward M. Shea	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
James C. Baillie, Director
David D. Horn, Director
James A. McNulty, III, Director
S. Caesar Raboy, Director
William W. Stinson, Director

EXHIBIT INDEX

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(10)(a)	Consent of Auditors

(10)(b)	Representation of Counsel

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